UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2012

Item 1. Reports to Stockholders

Fidelity® GNMA Fund

Semiannual Report

January 31, 2012

(Fidelity Cover Art)

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(The Chairman's photo appears here.)

Dear Shareholder:

Following a year marked by unusually high volatility, 2012 began with most major asset classes advancing steadily in January. For U.S. equities, it was the strongest start to a new year since 1997. International stocks fared even better, despite continued uncertainty related to the sovereign debt crisis in Europe. Investors have been acutely sensitive to the latest news, for better or worse, coming out of the eurozone and its impact on financial markets. As we look ahead, the unresolved debt crisis in Europe remains at the center of a series of risk factors, summarized below, that we believe have the greatest potential to influence the global investment landscape.

Deleveraging and the economy

In the euro-currency area, fiscal austerity among nations and debt deleveraging among financial companies loaded with sovereign debt are deflationary measures and serve to hinder economic growth in the short term. Such an economic and financial-market scenario has not been historically supportive of strong performance among riskier assets, and emerges at a time when many nations need a resurgent economy to assist them in closing their budget deficits and in building confidence among bond buyers to help them refinance their existing debt obligations.

Slowdown in China and Europe

China's economy is the second-largest in the world, and it has been the biggest contributor to global growth since the end of the last recession. Thus, the slower pace of domestic growth in China has led to lower demand for imports of commodities and other construction materials from the rest of the world. In addition, economic weakness in Europe and the broad-based global economic slowdown are putting pressure on China's export growth, which has been largely responsible for its breakneck pace of annual gross domestic product (GDP) growth during the past three decades.

Credit deterioration and contagion

The heightened macroeconomic risk and elevated credit risk swirling around certain European nations and financial institutions have caused many market participants to avoid purchases of or reduce exposure to short-term debt offerings by these issuers. With increased credit risk, there are growing concerns about the potential credit contraction and contagion from European issuers spreading to other financial markets.

We invite you to learn more by visiting us on the Internet or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The Chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Actual	.45%	$ 1,000.00	$ 1,034.50	$ 2.30
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.87	$ 2.29

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of January 31, 2012
	% of fund's investments	% of fund's investments 6 months ago
Less than 4%	14.6	9.9
4 - 4.99%	43.3	38.5
5 - 5.99%	29.6	37.5
6 - 6.99%	6.6	8.4
7% and over	1.2	1.9
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of January 31, 2012
6 months ago
Years	4.6	5.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of January 31, 2012
6 months ago
Years	2.4	3.8

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of January 31, 2012 *		As of July 31, 2011 **
	Mortgage Securities 97.6%		Mortgage Securities 95.6%
	CMOs and Other Mortgage Related Securities 14.0%		CMOs and Other Mortgage Related Securities 11.8%
	U.S. Government Agency Obligations†† 0.8%		U.S. Government Agency Obligations†† 1.2%
	Short-Term Investments and Net Other Assets† (12.4)%		Short-Term Investments and Net Other Assets† (8.6)%
* GNMA Securities	108.3%	** GNMA Securities	104.5%
* Futures and Swaps	(0.8)%	** Futures and Swaps	(1.1)%
† Short-Term Investments and Net Other Assets are not included in the pie chart.
†† Includes NCUA Guaranteed Notes.

Semiannual Report

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 0.8%
	Principal Amount (000s)	Value (000s)
Other Government Related - 0.8%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.6241% 12/7/20 (NCUA Guaranteed) (c)	$ 15,402	$ 15,452
Series 2010-R2 Class 1A, 0.6441% 11/6/17 (NCUA Guaranteed) (c)	29,232	29,232
Series 2011-R1 Class 1A, 0.7241% 1/8/20 (NCUA Guaranteed) (c)	22,934	22,973
Series 2011-R4 Class 1A, 0.6541% 3/6/20 (NCUA Guaranteed) (c)	14,786	14,775
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $82,355)		82,432
U.S. Government Agency - Mortgage Securities - 97.6%

Fannie Mae Guaranteed Mortgage pass-thru certificates - 1.2%
1.888% 2/1/33 (c)	160	167
1.921% 12/1/34 (c)	156	162
1.926% 9/1/33 (c)	1,404	1,471
1.946% 7/1/35 (c)	72	76
1.952% 3/1/35 (c)	149	156
1.96% 10/1/33 (c)	76	80
2.05% 3/1/35 (c)	30	32
2.301% 7/1/34 (c)	90	96
2.305% 1/1/35 (c)	680	717
2.321% 7/1/36 (c)	380	396
2.405% 3/1/33 (c)	354	374
2.424% 10/1/33 (c)	146	154
2.434% 8/1/35 (c)	902	961
2.452% 5/1/35 (c)	1,078	1,143
2.483% 11/1/36 (c)	716	763
2.527% 6/1/47 (c)	405	431
2.632% 7/1/34 (c)	1,230	1,298
2.688% 9/1/34 (c)	895	944
2.932% 8/1/35 (c)	1,921	2,046
3.5% 2/1/27 (a)	78,900	83,033
4% 4/1/24 to 10/1/25	2,375	2,516
4.5% 4/1/18 to 6/1/24	11,893	12,722
4.5% 2/1/27 (a)	900	962
5.5% 12/1/17 to 3/1/20	2,446	2,660
5.718% 3/1/36 (c)	1,021	1,080
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae Guaranteed Mortgage pass-thru certificates - continued
6.5% 10/1/17	$ 168	$ 185
7% 11/1/16 to 3/1/17	693	760
7.5% 4/1/12 to 4/1/17	257	275
8.5% 12/1/27	131	157
9.5% 9/1/30	15	19
10.25% 10/1/18	5	5
11.5% 11/1/14 to 7/1/15	6	7
12.5% 10/1/15 to 7/1/16	14	16
		115,864
Freddie Mac - 0.3%
2.066% 12/1/35 (c)	692	727
2.104% 3/1/37 (c)	99	104
2.282% 6/1/33 (c)	854	888
2.292% 11/1/35 (c)	812	865
2.35% 7/1/35 (c)	925	985
2.388% 10/1/36 (c)	1,003	1,059
2.389% 12/1/35 (c)	6,142	6,485
2.4% 10/1/35 (c)	842	888
2.454% 5/1/37 (c)	215	227
2.528% 6/1/33 (c)	2,455	2,575
2.596% 3/1/35 (c)	3,590	3,789
2.61% 8/1/34 (c)	363	386
2.615% 4/1/36 (c)	970	1,030
2.658% 1/1/35 (c)	2,195	2,334
2.711% 6/1/33 (c)	2,109	2,247
2.906% 3/1/33 (c)	28	30
5.5% 7/1/24 to 1/1/25	3,413	3,711
8.5% 5/1/17 to 6/1/25	25	29
9% 7/1/18 to 3/1/20	6	6
9.5% 7/1/30	59	70
10% 4/1/15 to 7/1/19	64	72
10.25% 11/1/16	4	4
12% 2/1/13 to 6/1/15	10	11
12.5% 1/1/13 to 5/1/15	10	11
13% 5/1/14 to 11/1/14	2	2
13.5% 9/1/14	1	1
		28,536
Ginnie Mae - 96.1%
3.5% 9/15/26 to 1/15/42	101,329	106,979
3.5% 2/1/42 (a)	106,600	112,266
3.5% 2/1/42 (a)	116,500	122,692
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
3.5% 2/1/42 (a)	$ 45,000	$ 47,392
3.5% 2/1/42 (a)	161,000	169,557
3.5% 2/1/42 (a)	6,000	6,319
3.5% 2/1/42 (a)	200,000	210,630
3.5% 2/1/42 (a)	12,000	12,638
3.5% 2/1/42 (a)	200,000	210,224
4% 1/15/25 to 12/15/41	1,080,506	1,166,412
4% 2/1/42 (a)	28,900	31,169
4% 2/1/42 (a)	10,000	10,785
4% 2/1/42 (a)	90,000	97,066
4% 2/1/42 (a)	90,000	97,066
4% 2/1/42 (a)	90,000	96,926
4.5% 6/20/33 to 12/20/41	2,841,373	3,110,102
4.5% 2/1/42 (a)	33,000	36,046
4.5% 2/1/42 (a)	8,000	8,738
4.5% 2/1/42 (a)	27,000	29,492
4.5% 2/1/42 (a)	13,000	14,200
4.5% 2/1/42 (a)	34,000	37,139
4.5% 2/1/42 (a)	100,000	109,231
4.5% 2/1/42 (a)	9,000	9,805
4.5% 2/1/42 (a)	20,000	21,790
4.5% 2/1/42 (a)	15,000	16,342
4.875% 9/15/39 to 12/15/39	23,199	25,616
5% 8/15/18 to 9/15/41	1,578,546	1,755,298
5% 2/1/42 (a)	27,400	30,362
5% 2/1/42 (a)	16,500	18,284
5% 2/1/42 (a)	60,700	67,262
5.251% 6/20/60 (g)	47,888	54,220
5.35% 4/20/29 to 12/20/30	28,698	32,379
5.391% 11/20/59 (g)	70,878	78,614
5.5% 12/20/18 to 12/20/40 (b)	711,386	794,535
6% 8/15/17 to 5/15/39	548,195	618,264
6.45% 10/15/31 to 11/15/32	1,198	1,376
6.5% 5/20/28 to 1/15/39	25,378	29,113
7% 10/20/16 to 9/20/34	52,216	60,090
7.25% 9/15/27	100	116
7.395% 6/20/25 to 11/20/27	1,130	1,308
7.5% 5/15/17 to 9/20/32	21,021	24,465
8% 8/15/18 to 7/15/32	5,625	6,608
8.5% 5/15/16 to 2/15/31	1,316	1,489
9% 5/15/14 to 5/15/30	730	849
9.5% 12/20/15 to 4/20/17	206	230
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
10.5% 1/15/14 to 10/15/18	$ 209	$ 233
13% 4/15/13 to 1/15/15	20	22
13.5% 1/15/15	2	2
		9,491,741
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $9,319,968)		9,636,141
Collateralized Mortgage Obligations - 14.0%

U.S. Government Agency - 14.0%
Fannie Mae Guaranteed Mortgage pass-thru certificates:
sequential payer Series 2010-50 Class FA, 0.6263% 1/25/24 (c)	4,537	4,548
Series 2003-39 Class IA, 5.5% 10/25/22 (c)(d)	918	56
target amortization class Series G94-2 Class D, 6.45% 1/25/24	504	509
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/1/33 (d)	1,120	186
Series 339 Class 5, 5.5% 8/1/33 (d)	1,728	236
Series 343 Class 16, 5.5% 5/1/34 (d)	1,336	194
Fannie Mae subordinate REMIC pass-thru certificates:
floater Series 2008-76 Class EF, 0.7763% 9/25/23 (c)	6,105	6,123
floater sequential payer Series 2010-74 Class QF, 0.6263% 2/25/35 (c)	18,855	18,805
Fedral National Mortgage Association:
floater Series 2011-128 Class FQ, 0.6463% 3/25/39 (c)	15,992	15,986
floater planned amortization Series 2011-110 Class FE, 0.6763% 4/25/41 (c)	26,121	26,037
Freddie Mac floater planned amortization Series 3153 Class FX, 0.6396% 5/15/36 (c)	15,153	15,138
Freddie Mac Multi-Class participation certificates guaranteed:
floater planned amortization Series 3955 Class FD, 0.6896% 11/15/41 (c)	22,945	22,947
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	1,832	2,204
Series 3792, 0.6896% 11/15/40 (c)	43,076	43,161
Series 40 Class K, 6.5% 8/17/24	771	885
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-Class participation certificates guaranteed: - continued
sequential payer:
Series 2204 Class N, 7.5% 12/20/29	$ 3,728	$ 4,430
Series 2601 Class TI, 5.5% 10/15/22 (d)	3,368	231
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-71 Class Z, 5.5% 10/20/32	24,229	26,964
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2001-22 Class FM, 0.6309% 5/20/31 (c)	354	354
Series 2002-41 Class HF, 0.6896% 6/16/32 (c)	397	399
Series 2010-H03 Class FA, 0.8309% 3/20/60 (c)(g)	22,816	22,583
Series 2010-H17 Class FA, 0.6109% 7/20/60 (c)(g)	22,794	22,368
Series 2010-H18 Class AF, 0.5453% 9/20/60 (c)(g)	23,853	23,305
Series 2010-H19 Class FG, 0.5809% 8/20/60 (c)(g)	30,292	29,725
Series 2010-H27 Series FA, 0.6609% 12/20/60 (c)(g)	8,056	7,934
Series 2011-H05 Class FA, 0.7809% 12/20/60 (c)(g)	15,455	15,334
Series 2011-H07 Class FA, 0.7809% 2/20/61 (c)(g)	5,565	5,485
Series 2011-H12 Class FA, 0.7709% 2/20/61 (c)(g)	32,978	32,483
Series 2011-H13 Class FA, 0.7809% 4/20/61 (c)(g)	13,871	13,764
Series 2011-H14:
Class FB, 0.7809% 5/20/61 (c)(g)	15,342	15,151
Class FC, 0.7809% 5/20/61 (c)(g)	15,784	15,592
Series 2011-H17 Class FA, 0.8109% 6/20/61 (c)(g)	21,129	21,004
Series 2011-H21 Class FA, 0.8809% 10/20/61 (c)(g)	21,113	21,058
Series 2012-H01 Class FA, 0.9594% 11/20/61 (c)(g)	19,570	19,570
planned amoritzation Series 2007-2 Class PC, 5.5% 6/20/35	21,510	24,359
planned amortization:
Series 2010-117 Class E, 3% 10/20/39	10,076	9,856
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
planned amortization:
Series 2011-52 Class PA, 4.25% 2/16/41	$ 81,079	$ 89,569
Series 2011-79, 6/20/40 (e)	27,387	23,924
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	7,900	8,889
Series 1994-4 Class KQ, 7.9875% 7/16/24	519	598
Series 2000-26 Class PK, 7.5% 9/20/30	1,469	1,771
Series 2002-50 Class PE, 6% 7/20/32	9,882	11,189
Series 2003-26 Class PI, 5.5% 1/16/32	6,374	276
Series 2003-54 Class UE, 5% 6/20/33	31,040	35,715
Series 2003-70 Class LE, 5% 7/20/32	43,621	46,297
Series 2004-19:
Class DJ, 4.5% 3/20/34	86	86
Class DP, 5.5% 3/20/34	3,895	4,154
Series 2004-64 Class KE, 5.5% 12/20/33	19,277	20,731
Series 2005-17 Class IA, 5.5% 8/20/33 (d)	961	20
Series 2005-24 Class TC, 5.5% 3/20/35	5,403	6,346
Series 2005-54 Class BM, 5% 7/20/35	9,658	10,275
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	6,808
Series 2006-50 Class JC, 5% 6/20/36	11,780	13,291
Series 2008-28 Class PC, 5.5% 4/20/34	18,652	21,858
sequential payer:
Series 1995-4 Class CQ, 8% 6/20/25	406	475
Series 1998-23 Class ZB, 6.5% 6/20/28	5,937	6,777
Series 2001-40 Class Z, 6% 8/20/31	3,650	4,131
Series 2001-49 Class Z, 7% 10/16/31	1,706	1,977
Series 2002-18 Class ZB, 6% 3/20/32	3,643	4,110
Series 2002-29:
Class SK, 8.25% 5/20/32 (c)(f)	183	209
Class Z, 6.5% 5/16/32	5,123	5,848
Series 2002-33 Class ZJ, 6.5% 5/20/32	3,085	3,557
Series 2002-42 Class ZA, 6% 6/20/32	2,385	2,698
Series 2002-43 Class Z, 6.5% 6/20/32	5,843	6,726
Series 2002-45 Class Z, 6% 6/20/32	1,356	1,543
Series 2002-49 Class ZA, 6.5% 7/20/32	20,302	23,379
Series 2003-75 Class ZA, 5.5% 9/20/33	9,346	10,325
Series 2004-46 Class BZ, 6% 6/20/34	11,120	12,561
Series 2004-65 Class VE, 5.5% 7/20/15	2,285	2,457
Series 2004-86 Class G, 6% 10/20/34	6,273	7,628
Series 2005-28 Class AJ, 5.5% 4/20/35	23,869	26,678
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
sequential payer:
Series 2005-47 Class ZY, 6% 6/20/35	$ 5,932	$ 7,562
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,280
Series 2005-82 Class JV, 5% 6/20/35	3,500	4,060
Series 2008-17 Class BN, 5% 2/20/38	32,195	35,137
Series 2009-61 Class AZ 5.5% 8/20/39	79,927	90,016
Series 2010-45 Class TB, 5% 4/16/40	107,314	121,885
Series 2011-29 Class BV, 5% 5/20/40	10,483	12,260
Series 1995-6 Class Z, 7% 9/20/25	1,204	1,379
Series 2003-92 Class SN, 6.1404% 10/16/33 (c)(d)(f)	13,425	2,106
Series 2004-32 Class GS, 6.2104% 5/16/34 (c)(d)(f)	1,407	308
Series 2004-79 Class FA, 0.5809% 1/20/31 (c)	227	227
Series 2005-13 Class SA, 6.5191% 2/20/35 (c)(d)(f)	24,043	4,379
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,291
Series 2005-82 Class NS, 6.0191% 7/20/34 (c)(d)	24,844	4,268
Series 2006-13 Class DS, 10.6787% 3/20/36 (c)(f)	24,157	27,472
Series 2007-35 Class SC, 38.4624% 6/16/37 (c)(f)	7,124	14,042
Series 2008-88 Class BZ, 5.5% 5/20/33	53,230	59,818
Series 2009-13 Class E, 4.5% 3/16/39	17,067	18,207
Series 2009-42 Class AY, 5% 6/16/37	11,635	12,770
Series 2009-76 Class SB, 5.8104% 9/16/39 (c)(d)(f)	50,443	8,522
Series 2010-42 Class OP, 4/20/40 (e)	36,045	31,487
Series 2010-H010 Class FA, 0.6109% 5/20/60 (c)(g)	15,156	14,873
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,326,166)		1,385,189
Commercial Mortgage Securities - 0.0%

Fannie Mae subordinate REMIC pass-thru certificates:
Series 1998-M3 Class IB, 0.9777% 1/17/38 (c)(d)	4,665	79
Series 1998-M4 Class N, 1.0413% 2/25/35 (c)(d)	2	0
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 0.4902% 9/16/41 (c)(d)	30,794	380
Series 2001-12 Class X, 0.643% 7/16/40 (c)(d)	12,817	201
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2002-81 Class IO, 0.9126% 9/16/42 (c)(d)	39,686	619
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2002-62 Class IO, 1.2629% 8/16/42 (c)(d)	$ 33,817	$ 1,109
Series 2002-85 Class X, 1.4226% 3/16/42 (c)(d)	21,796	1,104
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $16,177)		3,492
Cash Equivalents - 5.5%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.2%, dated 1/31/12 due 2/1/12 (Collateralized by U.S. Government Obligations) # (Cost $537,983)	$ 537,986	537,983
TOTAL INVESTMENT PORTFOLIO - 117.9% (Cost $11,282,649)		11,645,237
NET OTHER ASSETS (LIABILITIES) - (17.9)%		(1,765,825)
NET ASSETS - 100%		$ 9,879,412
TBA Sale Commitments
	Principal Amount (000s)
Ginnie Mae
3.5% 2/1/42	$ (48,000)	(50,551)
3.5% 2/1/42	(15,000)	(15,797)
4% 2/1/42	(285,000)	(307,377)
4% 2/1/42	(90,000)	(97,066)
4% 2/1/42	(285,000)	(306,931)
4.5% 2/1/42	(16,000)	(17,477)
4.5% 2/1/42	(32,000)	(34,954)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5% 2/1/42	$ (16,500)	$ (18,284)
5% 2/1/42	(16,500)	(18,284)
5% 2/1/42	(80,000)	(88,649)
5% 2/1/42	(35,000)	(38,784)
5% 2/1/42	(200,000)	(221,623)
TOTAL TBA SALE COMMITMENTS (Proceeds $1,211,093)		$ (1,215,777)
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.4% with JPMorgan Chase, Inc.	Oct. 2015	$ 85,000	$ (2,490)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,876,000.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(e) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$537,983,000 due 2/01/12 at 0.20%
HSBC Securities (USA), Inc.	$ 340,252
ING Financial Markets LLC	176,233
Mizuho Securities USA, Inc.	21,498
$ 537,983
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 11,988
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(11,988)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of January 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ -	$ (2,490)
Total Value of Derivatives	$ -	$ (2,490)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

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Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $537,983) - See accompanying schedule: Unaffiliated issuers (cost $11,282,649)		$ 11,645,237
Receivable for investments sold, regular delivery		67,416
Receivable for TBA sale commitments		1,211,093
Receivable for swap agreements		88
Receivable for fund shares sold		19,492
Interest receivable		35,047
Other receivables		1,302
Total assets		12,979,675

Liabilities
Payable for investments purchased Regular delivery	$ 166,519
Delayed delivery	1,701,164
TBA sale commitments, at value	1,215,777
Payable for fund shares redeemed	7,270
Distributions payable	2,113
Swap agreements, at value	2,490
Accrued management fee	2,550
Other affiliated payables	1,078
Other payables and accrued expenses	1,302
Total liabilities		3,100,263

Net Assets		$ 9,879,412
Net Assets consist of:
Paid in capital		$ 9,485,728
Distributions in excess of net investment income		(26,601)
Accumulated undistributed net realized gain (loss) on investments		64,871
Net unrealized appreciation (depreciation) on investments		355,414
Net Assets, for 833,289 shares outstanding		$ 9,879,412
Net Asset Value, offering price and redemption price per share ($9,879,412 ÷ 833,289 shares)		$ 11.86

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2012 (Unaudited)

Investment Income
Interest		$ 153,097

Expenses
Management fee	$ 14,107
Transfer agent fees	4,457
Fund wide operations fee	1,476
Independent trustees' compensation	16
Miscellaneous	11
Total expenses before reductions	20,067
Expense reductions	(2)	20,065
Net investment income (loss)		133,032
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	121,819
Swap agreements	(459)
Total net realized gain (loss)		121,360
Change in net unrealized appreciation (depreciation) on: Investment securities	43,456
Swap agreements	(1,807)
Delayed delivery commitments	(2,518)
Total change in net unrealized appreciation (depreciation)		39,131
Net gain (loss)		160,491
Net increase (decrease) in net assets resulting from operations		$ 293,523

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 133,032	$ 256,598
Net realized gain (loss)	121,360	111,435
Change in net unrealized appreciation (depreciation)	39,131	11,618
Net increase (decrease) in net assets resulting from operations	293,523	379,651
Distributions to shareholders from net investment income	(134,129)	(257,737)
Distributions to shareholders from net realized gain	(107,415)	(226,739)
Total distributions	(241,544)	(484,476)
Share transactions Proceeds from sales of shares	2,916,015	2,671,179
Reinvestment of distributions	219,293	436,673
Cost of shares redeemed	(1,332,996)	(3,230,097)
Net increase (decrease) in net assets resulting from share transactions	1,802,312	(122,245)
Total increase (decrease) in net assets	1,854,291	(227,070)

Net Assets
Beginning of period	8,025,121	8,252,191
End of period (including distributions in excess of net investment income of $26,601 and distributions in excess of net investment income of $25,504, respectively)	$ 9,879,412	$ 8,025,121
Other Information Shares
Sold	245,654	229,864
Issued in reinvestment of distributions	18,463	37,578
Redeemed	(112,174)	(279,076)
Net increase (decrease)	151,943	(11,634)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.78	$ 11.91	$ 11.37	$ 10.86	$ 10.64	$ 10.62
Income from Investment Operations
Net investment income (loss) D	.177	.376	.337	.497	.534	.537
Net realized and unrealized gain (loss)	.226	.196	.660	.533	.230	.017
Total from investment operations	.403	.572	.997	1.030	.764	.554
Distributions from net investment income	(.179)	(.378)	(.342)	(.520)	(.544)	(.534)
Distributions from net realized gain	(.144)	(.324)	(.115)	-	-	-
Total distributions	(.323)	(.702)	(.457)	(.520)	(.544)	(.534)
Net asset value, end of period	$ 11.86	$ 11.78	$ 11.91	$ 11.37	$ 10.86	$ 10.64
Total Return B, C	3.45%	5.04%	8.97%	9.69%	7.27%	5.29%
Ratios to Average Net Assets E
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.97% A	3.24%	2.92%	4.47%	4.90%	5.01%
Supplemental Data
Net assets, end of period (in millions)	$ 9,879	$ 8,025	$ 8,252	$ 6,582	$ 3,480	$ 3,172
Portfolio turnover rate	295% A	367%	540%	464%	227%	165%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® GNMA Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, deferred trustees compensation, financing transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 383,196
Gross unrealized depreciation	(21,541)
Net unrealized appreciation (depreciation) on securities and other investments	$ 361,655

Tax cost	$ 11,283,582

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells MBS and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell MBS on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a dollar roll or a reverse dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Semiannual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

any such pledged collateral is identified in the Schedule of Investments. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Swap Agreements (a)	$ (459)	$ (1,807)

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $2.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity GNMA Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity GNMA Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for all the periods shown. The Board also noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 12% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity GNMA Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) at 35 basis points, (ii) limit the "class-level" transfer agent fee to 10 basis points, and (iii) limit the fund's total expenses to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without Board and shareholder approval.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2010.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the fund's total "fund-level" expenses at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

MOG-USAN-0312
1.930528.100

Fidelity Advisor Income Replacement FundsSM -

2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042 -
Class A, Class T, and Class C

Semiannual Report

January 31, 2012

Each Class A, Class T, and Class C are
classes of Fidelity Income Replacement FundsSM

(Fidelity Cover Art)

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Income Replacement 2016 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2018 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2020 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2022 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2024 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2026 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2028 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2030 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2032 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2034 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2036 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2038 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2040 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2042 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

Chairman's Message

(The Chairman's photo appears here.)

Dear Shareholder:

Following a year marked by unusually high volatility, 2012 began with most major asset classes advancing steadily in January. For U.S. equities, it was the strongest start to a new year since 1997. International stocks fared even better, despite continued uncertainty related to the sovereign debt crisis in Europe. Investors have been acutely sensitive to the latest news, for better or worse, coming out of the eurozone and its impact on financial markets. As we look ahead, the unresolved debt crisis in Europe remains at the center of a series of risk factors, summarized below, that we believe have the greatest potential to influence the global investment landscape.

Deleveraging and the economy

In the euro-currency area, fiscal austerity among nations and debt deleveraging among financial companies loaded with sovereign debt are deflationary measures and serve to hinder economic growth in the short term. Such an economic and financial-market scenario has not been historically supportive of strong performance among riskier assets, and emerges at a time when many nations need a resurgent economy to assist them in closing their budget deficits and in building confidence among bond buyers to help them refinance their existing debt obligations.

Slowdown in China and Europe

China's economy is the second-largest in the world, and it has been the biggest contributor to global growth since the end of the last recession. Thus, the slower pace of domestic growth in China has led to lower demand for imports of commodities and other construction materials from the rest of the world. In addition, economic weakness in Europe and the broad-based global economic slowdown are putting pressure on China's export growth, which has been largely responsible for its breakneck pace of annual gross domestic product (GDP) growth during the past three decades.

Credit deterioration and contagion

The heightened macroeconomic risk and elevated credit risk swirling around certain European nations and financial institutions have caused many market participants to avoid purchases of or reduce exposure to short-term debt offerings by these issuers. With increased credit risk, there are growing concerns about the potential credit contraction and contagion from European issuers spreading to other financial markets.

We invite you to learn more by visiting us on the Internet or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The Chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Fidelity Income Replacement 2016 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,008.40	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,007.30	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 1,004.80	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2016	.00%
Actual		$ 1,000.00	$ 1,009.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,009.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,004.90	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,003.70	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 1,001.20	$ 5.03
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Fidelity Income Replacement 2018 Fund
Income Replacement 2018	.00%
Actual		$ 1,000.00	$ 1,006.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,006.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,002.20	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,001.00	$ 2.51
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 998.30	$ 5.02
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2020	.00%
Actual		$ 1,000.00	$ 1,003.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,003.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2022 Fund
Class A	.25%
Actual		$ 1,000.00	$ 999.50	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 998.40	$ 2.51
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 995.90	$ 5.02
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2022	.00%
Actual		$ 1,000.00	$ 1,000.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,000.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$ 1,000.00	$ 997.70	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 996.40	$ 2.51
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 993.80	$ 5.01
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Income Replacement 2024	.00%
Actual		$ 1,000.00	$ 998.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 998.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$ 1,000.00	$ 995.40	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 994.20	$ 2.51
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 991.60	$ 5.01
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2026	.00%
Actual		$ 1,000.00	$ 996.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 996.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2028 Fund
Class A	.25%
Actual		$ 1,000.00	$ 994.00	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 992.80	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 990.30	$ 5.00
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2028	.00%
Actual		$ 1,000.00	$ 995.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 995.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$ 1,000.00	$ 992.70	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 991.30	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 989.10	$ 5.00
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2030	.00%
Actual		$ 1,000.00	$ 994.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 994.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$ 1,000.00	$ 991.60	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 990.10	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 987.90	$ 5.00
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2032	.00%
Actual		$ 1,000.00	$ 992.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 992.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2034 Fund
Class A	.25%
Actual		$ 1,000.00	$ 989.90	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 988.30	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 986.10	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2034	.00%
Actual		$ 1,000.00	$ 991.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 991.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$ 1,000.00	$ 987.90	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 986.90	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 984.30	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2036	.00%
Actual		$ 1,000.00	$ 989.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 989.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Fidelity Income Replacement 2038 Fund
Class A	.25%
Actual		$ 1,000.00	$ 986.30	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 985.10	$ 2.49
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 982.80	$ 4.98
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2038	.00%
Actual		$ 1,000.00	$ 987.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 987.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2040 Fund
Class A	.25%
Actual		$ 1,000.00	$ 984.70	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 983.40	$ 2.49
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 980.90	$ 4.98
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2040	.00%
Actual		$ 1,000.00	$ 985.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 985.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$ 1,000.00	$ 983.60	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 982.40	$ 2.49
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 980.10	$ 4.98
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2042	.00%
Actual		$ 1,000.00	$ 984.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 984.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each class' annualized expense ratio.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	2.7	2.6
Fidelity Blue Chip Growth Fund	2.5	0.0
Fidelity Disciplined Equity Fund	3.8	2.7
Fidelity Equity-Income Fund	3.9	2.7
Fidelity Large Cap Core Enhanced Index Fund	0.0	4.4
Fidelity Series 100 Index Fund	2.1	3.3
Fidelity Series Broad Market Opportunities Fund	3.9	4.3
Fidelity Series Small Cap Opportunities Fund	0.4	1.7
	19.3	21.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	0.0	1.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.9	8.4
Fidelity Strategic Real Return Fund	7.9	8.3
Fidelity Total Bond Fund	23.7	25.1
	39.5	41.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	22.3	17.6
Fidelity Short-Term Bond Fund	18.9	17.6
	41.2	35.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	19.3%
International Equity Funds	0.0%
Investment Grade Fixed-Income Funds	39.5%
Short-Term Funds	41.2%

Six months ago
Domestic Equity Funds	21.7%
International Equity Funds	1.3%
Investment Grade Fixed-Income Funds	41.8%
Short-Term Funds	35.2%

Expected
Domestic Equity Funds	17.0%
International Equity Funds	0.0%
Investment Grade Fixed-Income Funds	34.1%
Short-Term Funds	48.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2011. The current allocation is based on the fund's holdings as of January 31, 2012. The expected allocation represents the fund's anticipated allocation at July 31, 2012.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 19.3%
	Shares	Value
Domestic Equity Funds - 19.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	14,359	$ 248,269
Fidelity Blue Chip Growth Fund	5,075	229,818
Fidelity Disciplined Equity Fund	15,600	349,914
Fidelity Equity-Income Fund	8,218	351,464
Fidelity Series 100 Index Fund	21,063	193,357
Fidelity Series Broad Market Opportunities Fund	34,812	351,600
Fidelity Series Small Cap Opportunities Fund	3,188	35,035
TOTAL EQUITY FUNDS (Cost $1,516,716)		1,759,457
Fixed-Income Funds - 39.5%

Investment Grade Fixed-Income Funds - 39.5%
Fidelity Government Income Fund	66,546	719,361
Fidelity Strategic Real Return Fund	75,449	715,258
Fidelity Total Bond Fund	195,974	2,161,586
TOTAL FIXED-INCOME FUNDS (Cost $3,339,608)		3,596,205
Short-Term Funds - 41.2%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	2,026,003	$ 2,026,003
Fidelity Short-Term Bond Fund	201,354	1,719,560
TOTAL SHORT-TERM FUNDS (Cost $3,707,243)		3,745,563
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,563,567)	9,101,225
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,158)
NET ASSETS - 100%	$ 9,100,067
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $8,563,567) - See accompanying schedule	$ 9,101,225
Cash	11
Total assets	9,101,236

Liabilities
Distribution and service plan fees payable	1,169

Net Assets	$ 9,100,067
Net Assets consist of:
Paid in capital	$ 9,117,601
Undistributed net investment income	2,118
Accumulated undistributed net realized gain (loss) on investments	(557,310)
Net unrealized appreciation (depreciation) on investments	537,658
Net Assets	$ 9,100,067
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,181,425 ÷ 23,823.47 shares)	$ 49.59

Maximum offering price per share (100/94.25 of $49.59)	$ 52.62
Class T: Net Asset Value and redemption price per share ($239,909 ÷ 4,836.64 shares)	$ 49.60

Maximum offering price per share (100/96.50 of $49.60)	$ 51.40

Class C: Net Asset Value and offering price per share ($1,010,443 ÷ 20,377.99 shares)A	$ 49.59

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($6,591,920 ÷ 132,909.15 shares)	$ 49.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($76,370 ÷ 1,539.77 shares)	$ 49.60

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 96,564

Expenses
Distribution and service plan fees	$ 7,610
Independent trustees' compensation	18
Total expenses before reductions	7,628
Expense reductions	(18)	7,610
Net investment income (loss)		88,954
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,264
Capital gain distributions from underlying funds	85,101
Total net realized gain (loss)		86,365
Change in net unrealized appreciation (depreciation) on underlying funds		(107,338)
Net gain (loss)		(20,973)
Net increase (decrease) in net assets resulting from operations		$ 67,981

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 88,954	$ 192,852
Net realized gain (loss)	86,365	(50,954)
Change in net unrealized appreciation (depreciation)	(107,338)	761,739
Net increase (decrease) in net assets resulting from operations	67,981	903,637
Distributions to shareholders from net investment income	(89,005)	(194,425)
Distributions to shareholders from net realized gain	(38,550)	(58,747)
Total distributions	(127,555)	(253,172)
Share transactions - net increase (decrease)	(842,422)	(1,722,258)
Total increase (decrease) in net assets	(901,996)	(1,071,793)

Net Assets
Beginning of period	10,002,063	11,073,856
End of period (including undistributed net investment income of $2,118 and undistributed net investment income of $2,169, respectively)	$ 9,100,067	$ 10,002,063

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.82	$ 47.04	$ 43.62	$ 47.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.430	.821	.831	1.118	1.233
Net realized and unrealized gain (loss)	(.023)	3.054	3.539	(3.686)	(2.204)
Total from investment operations	.407	3.875	4.370	(2.568)	(.971)
Distributions from net investment income	(.432)	(.834)	(.830)	(1.132)	(1.129)
Distributions from net realized gain	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(.637)	(1.095)	(.950)	(1.572)	(1.269)
Net asset value, end of period	$ 49.59	$ 49.82	$ 47.04	$ 43.62	$ 47.76
Total Return B, C, D	.84%	8.30%	10.08%	(5.07)%	(2.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.76% A	1.68%	1.80%	2.72%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,181	$ 1,798	$ 2,308	$ 2,599	$ 2,214
Portfolio turnover rate	56% A	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.81	$ 47.04	$ 43.62	$ 47.75	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.370	.698	.716	1.025	1.128
Net realized and unrealized gain (loss)	(.017)	3.043	3.540	(3.690)	(2.219)
Total from investment operations	.353	3.741	4.256	(2.665)	(1.091)
Distributions from net investment income	(.358)	(.710)	(.716)	(1.025)	(1.019)
Distributions from net realized gain	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(.563)	(.971)	(.836)	(1.465)	(1.159)
Net asset value, end of period	$ 49.60	$ 49.81	$ 47.04	$ 43.62	$ 47.75
Total Return B, C, D	.73%	8.00%	9.81%	(5.30)%	(2.26)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.51% A	1.42%	1.55%	2.47%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 240	$ 529	$ 638	$ 499	$ 673
Portfolio turnover rate	56% A	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.83	$ 47.03	$ 43.61	$ 47.73	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.245	.453	.485	.822	.904
Net realized and unrealized gain (loss)	(.015)	3.055	3.531	(3.689)	(2.227)
Total from investment operations	.230	3.508	4.016	(2.867)	(1.323)
Distributions from net investment income	(.265)	(.447)	(.476)	(.813)	(.807)
Distributions from net realized gain	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(.470)	(.708)	(.596)	(1.253)	(.947)
Net asset value, end of period	$ 49.59	$ 49.83	$ 47.03	$ 43.61	$ 47.73
Total Return B, C, D	.48%	7.49%	9.24%	(5.76)%	(2.71)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	1.01% A	.92%	1.05%	1.97%	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,010	$ 759	$ 1,075	$ 1,171	$ 1,595
Portfolio turnover rate	56% A	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2016

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.83	$ 47.05	$ 43.63	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.490	.944	.948	1.231	1.356
Net realized and unrealized gain (loss)	(.019)	3.055	3.539	(3.692)	(2.217)
Total from investment operations	.471	3.999	4.487	(2.461)	(.861)
Distributions from net investment income	(.496)	(.958)	(.947)	(1.239)	(1.229)
Distributions from net realized gain	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(.701)	(1.219)	(1.067)	(1.679)	(1.369)
Net asset value, end of period	$ 49.60	$ 49.83	$ 47.05	$ 43.63	$ 47.77
Total Return B, C	.97%	8.57%	10.36%	(4.82)%	(1.81)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.01% A	1.93%	2.05%	2.97%	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,592	$ 6,873	$ 6,946	$ 4,733	$ 4,880
Portfolio turnover rate	56% A	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.83	$ 47.05	$ 43.64	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.488	.945	.947	1.235	1.370
Net realized and unrealized gain (loss)	(.017)	3.054	3.530	(3.686)	(2.231)
Total from investment operations	.471	3.999	4.477	(2.451)	(.861)
Distributions from net investment income	(.496)	(.958)	(.947)	(1.239)	(1.229)
Distributions from net realized gain	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(.701)	(1.219)	(1.067)	(1.679)	(1.369)
Net asset value, end of period	$ 49.60	$ 49.83	$ 47.05	$ 43.64	$ 47.77
Total Return B, C	.97%	8.57%	10.33%	(4.80)%	(1.81)%
Ratios to Average Net AssetsE, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.01% A	1.92%	2.05%	2.97%	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 76	$ 44	$ 108	$ 109	$ 184
Portfolio turnover rate	56% A	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	3.6	3.4
Fidelity Blue Chip Growth Fund	3.4	0.0
Fidelity Disciplined Equity Fund	5.1	3.5
Fidelity Equity-Income Fund	5.2	3.5
Fidelity Large Cap Core Enhanced Index Fund	0.0	5.7
Fidelity Series 100 Index Fund	2.9	4.3
Fidelity Series Broad Market Opportunities Fund	5.2	5.7
Fidelity Series Small Cap Opportunities Fund	0.5	2.3
	25.9	28.4
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	2.4	2.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	0.0	0.6
Fidelity Strategic Income Fund	0.0*	0.7
	0.0*	1.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.3	7.9
Fidelity Strategic Real Return Fund	8.2	7.9
Fidelity Total Bond Fund	24.8	23.7
	41.3	39.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	15.2	14.0
Fidelity Short-Term Bond Fund	15.2	14.1
	30.4	28.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	25.9%
International Equity Funds	2.4%
High Yield Fixed-Income Funds	0.0%
Investment Grade Fixed-Income Funds	41.3%
Short-Term Funds	30.4%

Six months ago
Domestic Equity Funds	28.4%
International Equity Funds	2.7%
High Yield Fixed-Income Funds	1.3%
Investment Grade Fixed-Income Funds	39.5%
Short-Term Funds	28.1%

Expected
Domestic Equity Funds	24.3%
International Equity Funds	2.2%
High Yield Fixed-Income Funds	0.0%
Investment Grade Fixed-Income Funds	41.8%
Short-Term Funds	31.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2011. The current allocation is based on the fund's holdings as of January 31, 2012. The expected allocation represents the fund's anticipated allocation at July 31, 2012.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 28.3%
	Shares	Value
Domestic Equity Funds - 25.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	10,655	$ 184,233
Fidelity Blue Chip Growth Fund	3,774	170,901
Fidelity Disciplined Equity Fund	11,593	260,024
Fidelity Equity-Income Fund	6,106	261,172
Fidelity Series 100 Index Fund	15,674	143,890
Fidelity Series Broad Market Opportunities Fund	25,869	261,272
Fidelity Series Small Cap Opportunities Fund	2,361	25,951
TOTAL DOMESTIC EQUITY FUNDS		1,307,443
International Equity Funds - 2.4%
Fidelity Advisor International Discovery Fund Institutional Class	4,193	121,631
TOTAL EQUITY FUNDS (Cost $1,442,193)		1,429,074
Fixed-Income Funds - 41.3%

High Yield Fixed-Income Funds - 0.0%
Fidelity Strategic Income Fund	1	11
Investment Grade Fixed-Income Funds - 41.3%
Fidelity Government Income Fund	38,613	417,409

	Shares	Value
Fidelity Strategic Real Return Fund	43,782	$ 415,055
Fidelity Total Bond Fund	113,612	1,253,140
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,085,604
TOTAL FIXED-INCOME FUNDS (Cost $1,997,747)		2,085,615
Short-Term Funds - 30.4%

Fidelity Institutional Money Market Portfolio Institutional Class	768,095	768,095
Fidelity Short-Term Bond Fund	90,215	770,439
TOTAL SHORT-TERM FUNDS (Cost $1,529,137)		1,538,534
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,969,077)	5,053,223
NET OTHER ASSETS (LIABILITIES) - 0.0%	(388)
NET ASSETS - 100%	$ 5,052,835
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $4,969,077) - See accompanying schedule	$ 5,053,223

Liabilities
Distribution and service plan fees payable	388

Net Assets	$ 5,052,835
Net Assets consist of:
Paid in capital	$ 5,619,674
Undistributed net investment income	1,218
Accumulated undistributed net realized gain (loss) on investments	(652,203)
Net unrealized appreciation (depreciation) on investments	84,146
Net Assets	$ 5,052,835

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($758,509 ÷ 15,337.60 shares)	$ 49.45

Maximum offering price per share (100/94.25 of $49.45)	$ 52.47
Class T: Net Asset Value and redemption price per share ($138,124 ÷ 2,791.68 shares)	$ 49.48

Maximum offering price per share (100/96.50 of $49.48)	$ 51.27

Class C: Net Asset Value and offering price per share ($211,400 ÷ 4,277.00 shares)A	$ 49.43

Income Replacement 2018: Net Asset Value, offering price and redemption price per share ($3,816,911 ÷ 77,167.95 shares)	$ 49.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($127,891 ÷ 2,585.36 shares)	$ 49.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 53,367

Expenses
Distribution and service plan fees	$ 2,349
Independent trustees' compensation	9
Total expenses before reductions	2,358
Expense reductions	(9)	2,349
Net investment income (loss)		51,018
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	29,150
Capital gain distributions from underlying funds	45,446
Total net realized gain (loss)		74,596
Change in net unrealized appreciation (depreciation) on underlying funds		(103,242)
Net gain (loss)		(28,646)
Net increase (decrease) in net assets resulting from operations		$ 22,372

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 51,018	$ 106,309
Net realized gain (loss)	74,596	(910)
Change in net unrealized appreciation (depreciation)	(103,242)	449,375
Net increase (decrease) in net assets resulting from operations	22,372	554,774
Distributions to shareholders from net investment income	(50,941)	(106,906)
Distributions to shareholders from net realized gain	(20,328)	(28,806)
Total distributions	(71,269)	(135,712)
Share transactions - net increase (decrease)	(182,984)	(565,574)
Total increase (decrease) in net assets	(231,881)	(146,512)

Net Assets
Beginning of period	5,284,716	5,431,228
End of period (including undistributed net investment income of $1,218 and undistributed net investment income of $1,141, respectively)	$ 5,052,835	$ 5,284,716

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.87	$ 46.45	$ 42.81	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.455	.836	.836	1.092	1.163
Net realized and unrealized gain (loss)	(.224)	3.655	3.763	(4.138)	(2.454)
Total from investment operations	.231	4.491	4.599	(3.046)	(1.291)
Distributions from net investment income	(.453)	(.834)	(.839)	(1.124)	(1.119)
Distributions from net realized gain	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(.651)	(1.071)	(.959)	(1.604)	(1.249)
Net asset value, end of period	$ 49.45	$ 49.87	$ 46.45	$ 42.81	$ 47.46
Total Return B, C, D	.49%	9.73%	10.80%	(6.06)%	(2.68)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.88% A	1.71%	1.83%	2.69%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 759	$ 784	$ 1,147	$ 833	$ 1,107
Portfolio turnover rate	48% A	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.90	$ 46.48	$ 42.83	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.394	.716	.722	.989	1.075
Net realized and unrealized gain (loss)	(.222)	3.664	3.759	(4.128)	(2.483)
Total from investment operations	.172	4.380	4.481	(3.139)	(1.408)
Distributions from net investment income	(.394)	(.723)	(.711)	(1.011)	(1.002)
Distributions from net realized gain	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(.592)	(.960)	(.831)	(1.491)	(1.132)
Net asset value, end of period	$ 49.48	$ 49.90	$ 46.48	$ 42.83	$ 47.46
Total Return B, C, D	.37%	9.48%	10.51%	(6.28)%	(2.91)%
Ratios to Average Net AssetsF, H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.62% A	1.46%	1.58%	2.44%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 138	$ 148	$ 52	$ 91	$ 154
Portfolio turnover rate	48% A	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.85	$ 46.43	$ 42.80	$ 47.41	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.273	.469	.495	.786	.836
Net realized and unrealized gain (loss)	(.223)	3.659	3.760	(4.122)	(2.476)
Total from investment operations	.050	4.128	4.255	(3.336)	(1.640)
Distributions from net investment income	(.272)	(.471)	(.505)	(.794)	(.820)
Distributions from net realized gain	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(.470)	(.708)	(.625)	(1.274)	(.950)
Net asset value, end of period	$ 49.43	$ 49.85	$ 46.43	$ 42.80	$ 47.41
Total ReturnB, C, D	.12%	8.93%	9.98%	(6.75)%	(3.36)%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	1.13% A	.96%	1.08%	1.94%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 211	$ 226	$ 201	$ 131	$ 365
Portfolio turnover rate	48% A	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2018

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.88	$ 46.46	$ 42.82	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.515	.960	.950	1.202	1.280
Net realized and unrealized gain (loss)	(.223)	3.657	3.761	(4.138)	(2.469)
Total from investment operations	.292	4.617	4.711	(2.936)	(1.189)
Distributions from net investment income	(.514)	(.960)	(.951)	(1.224)	(1.221)
Distributions from net realized gain	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(.712)	(1.197)	(1.071)	(1.704)	(1.351)
Net asset value, end of period	$ 49.46	$ 49.88	$ 46.46	$ 42.82	$ 47.46
Total Return B, C	.62%	10.01%	11.07%	(5.81)%	(2.48)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%A
Net investment income (loss)	2.13%A	1.96%	2.08%	2.94%	2.85%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,817	$ 3,806	$ 3,681	$ 3,435	$ 5,167
Portfolio turnover rate	48% A	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.89	$ 46.46	$ 42.82	$ 47.47	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.518	.959	.950	1.175	1.295
Net realized and unrealized gain (loss)	(.226)	3.668	3.761	(4.121)	(2.474)
Total from investment operations	.292	4.627	4.711	(2.946)	(1.179)
Distributions from net investment income	(.514)	(.960)	(.951)	(1.224)	(1.221)
Distributions from net realized gain	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(.712)	(1.197)	(1.071)	(1.704)	(1.351)
Net asset value, end of period	$ 49.47	$ 49.89	$ 46.46	$ 42.82	$ 47.47
Total Return B, C	.62%	10.03%	11.07%	(5.83)%	(2.46)%
Ratios to Average Net AssetsE, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%A
Net investment income (loss)	2.13% A	1.96%	2.08%	2.94%	2.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 128	$ 320	$ 350	$ 326	$ 214
Portfolio turnover rate	48% A	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.5	4.0
Fidelity Blue Chip Growth Fund	4.2	0.0
Fidelity Disciplined Equity Fund	6.4	4.2
Fidelity Equity-Income Fund	6.4	4.1
Fidelity Large Cap Core Enhanced Index Fund	0.0	6.9
Fidelity Series 100 Index Fund	3.5	5.1
Fidelity Series Broad Market Opportunities Fund	6.4	6.8
Fidelity Series Small Cap Opportunities Fund	0.6	2.7
	32.0	33.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	3.4	3.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.2	1.3
Fidelity Strategic Income Fund	1.2	1.4
	2.4	2.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.5	7.3
Fidelity Strategic Real Return Fund	7.5	7.3
Fidelity Total Bond Fund	22.6	21.9
	37.6	36.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	12.3	11.6
Fidelity Short-Term Bond Fund	12.3	11.7
	24.6	23.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	32.0%
International Equity Funds	3.4%
High Yield Fixed-Income Funds	2.4%
Investment Grade Fixed-Income Funds	37.6%
Short-Term Funds	24.6%

Six months ago
Domestic Equity Funds	33.8%
International Equity Funds	3.7%
High Yield Fixed-Income Funds	2.7%
Investment Grade Fixed-Income Funds	36.5%
Short-Term Funds	23.3%

Expected
Domestic Equity Funds	30.9%
International Equity Funds	3.1%
High Yield Fixed-Income Funds	2.1%
Investment Grade Fixed-Income Funds	38.1%
Short-Term Funds	25.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2011. The current allocation is based on the fund's holdings as of January 31, 2012. The expected allocation represents the fund's anticipated allocation at July 31, 2012.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 35.4%
	Shares	Value
Domestic Equity Funds - 32.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	10,271	$ 177,586
Fidelity Blue Chip Growth Fund	3,631	164,414
Fidelity Disciplined Equity Fund	11,152	250,138
Fidelity Equity-Income Fund	5,874	251,239
Fidelity Series 100 Index Fund	15,090	138,522
Fidelity Series Broad Market Opportunities Fund	24,885	251,336
Fidelity Series Small Cap Opportunities Fund	2,299	25,264
TOTAL DOMESTIC EQUITY FUNDS		1,258,499
International Equity Funds - 3.4%
Fidelity Advisor International Discovery Fund Institutional Class	4,561	132,305
TOTAL EQUITY FUNDS (Cost $1,212,374)		1,390,804
Fixed-Income Funds - 40.0%

High Yield Fixed-Income Funds - 2.4%
Fidelity Capital & Income Fund	5,207	46,814
Fidelity Strategic Income Fund	4,257	46,870
TOTAL HIGH YIELD FIXED-INCOME FUNDS		93,684

	Shares	Value
Investment Grade Fixed-Income Funds - 37.6%
Fidelity Government Income Fund	27,394	$ 296,131
Fidelity Strategic Real Return Fund	31,061	294,463
Fidelity Total Bond Fund	80,527	888,216
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,478,810
TOTAL FIXED-INCOME FUNDS (Cost $1,469,451)		1,572,494
Short-Term Funds - 24.6%

Fidelity Institutional Money Market Portfolio Institutional Class	483,814	483,814
Fidelity Short-Term Bond Fund	56,825	485,289
TOTAL SHORT-TERM FUNDS (Cost $957,851)		969,103
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,639,676)	3,932,401
NET OTHER ASSETS (LIABILITIES) - 0.0%	(421)
NET ASSETS - 100%	$ 3,931,980
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2012 (Unaudited)
Assets
Investment in securities, at value (cost $3,639,676) - See accompanying schedule	$ 3,932,401
Receivable for investments sold	1
Total assets	3,932,402

Liabilities
Distribution and service plan fees payable	422

Net Assets	$ 3,931,980
Net Assets consist of:
Paid in capital	$ 3,844,252
Undistributed net investment income	856
Accumulated undistributed net realized gain (loss) on investments	(205,853)
Net unrealized appreciation (depreciation) on investments	292,725
Net Assets	$ 3,931,980
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($408,235 ÷ 8,260.19 shares)	$ 49.42

Maximum offering price per share (100/94.25 of $49.42)	$ 52.44
Class T: Net Asset Value and redemption price per share ($186,165 ÷ 3,767.35 shares)	$ 49.42

Maximum offering price per share (100/96.50 of $49.42)	$ 51.21

Class C: Net Asset Value and offering price per share ($315,281 ÷ 6,385.12 shares)A	$ 49.38

Income Replacement 2020: Net Asset Value, offering price and redemption price per share ($2,989,738 ÷ 60,492.00 shares)	$ 49.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($32,561 ÷ 658.81 shares)	$ 49.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2012 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 42,561

Expenses
Distribution and service plan fees	$ 2,299
Independent trustees' compensation	7
Total expenses before reductions	2,306
Expense reductions	(7)	2,299
Net investment income (loss)		40,262
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	12,953
Capital gain distributions from underlying funds	33,817
Total net realized gain (loss)		46,770
Change in net unrealized appreciation (depreciation) on underlying funds		(79,233)
Net gain (loss)		(32,463)
Net increase (decrease) in net assets resulting from operations		$ 7,799

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,262	$ 71,397
Net realized gain (loss)	46,770	11,326
Change in net unrealized appreciation (depreciation)	(79,233)	303,624
Net increase (decrease) in net assets resulting from operations	7,799	386,347
Distributions to shareholders from net investment income	(40,261)	(71,547)
Distributions to shareholders from net realized gain	(14,681)	(16,958)
Total distributions	(54,942)	(88,505)
Share transactions - net increase (decrease)	7,750	363,777
Total increase (decrease) in net assets	(39,393)	661,619

Net Assets
Beginning of period	3,971,373	3,309,754
End of period (including undistributed net investment income of $856 and undistributed net investment income of $855, respectively)	$ 3,931,980	$ 3,971,373

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.99	$ 46.09	$ 42.28	$ 47.11	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.487	.817	.812	1.027	1.085
Net realized and unrealized gain (loss)	(.395)	4.128	3.930	(4.465)	(2.692)
Total from investment operations	.092	4.945	4.742	(3.438)	(1.607)
Distributions from net investment income	(.479)	(.826)	(.817)	(1.032)	(1.113)
Distributions from net realized gain	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(.662)	(1.045)	(.932)	(1.392)	(1.283)
Net asset value, end of period	$ 49.42	$ 49.99	$ 46.09	$ 42.28	$ 47.11
Total Return B,C,D	.22%	10.79%	11.27%	(7.00)%	(3.33)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25% A
Net investment income (loss)	2.02% A	1.67%	1.79%	2.60%	2.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 408	$ 436	$ 607	$ 502	$ 503
Portfolio turnover rate	54% A	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.99	$ 46.09	$ 42.28	$ 47.10	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.426	.696	.696	.926	.985
Net realized and unrealized gain (loss)	(.394)	4.135	3.928	(4.460)	(2.707)
Total from investment operations	.032	4.831	4.624	(3.534)	(1.722)
Distributions from net investment income	(.419)	(.712)	(.699)	(.926)	(1.008)
Distributions from net realized gain	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(.602)	(.931)	(.814)	(1.286)	(1.178)
Net asset value, end of period	$ 49.42	$ 49.99	$ 46.09	$ 42.28	$ 47.10
Total Return B,C,D	.10%	10.54%	10.98%	(7.23)%	(3.56)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.77% A	1.42%	1.54%	2.35%	2.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 186	$ 196	$ 134	$ 171	$ 187
Portfolio turnover rate	54% A	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.97	$ 46.06	$ 42.26	$ 47.08	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.303	.449	.473	.736	.755
Net realized and unrealized gain (loss)	(.401)	4.132	3.923	(4.471)	(2.699)
Total from investment operations	(.098)	4.581	4.396	(3.735)	(1.944)
Distributions from net investment income	(.309)	(.452)	(.481)	(.725)	(.806)
Distributions from net realized gain	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(.492)	(.671)	(.596)	(1.085)	(.976)
Net asset value, end of period	$ 49.38	$ 49.97	$ 46.06	$ 42.26	$ 47.08
Total Return B,C,D	(.17)%	9.98%	10.43%	(7.70)%	(3.99)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	1.26% A	.92%	1.05%	1.85%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 315	$ 228	$ 295	$ 221	$ 275
Portfolio turnover rate	54% A	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2020

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00	$ 46.09	$ 42.29	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.547	.942	.925	1.125	1.190
Net realized and unrealized gain (loss)	(.405)	4.138	3.919	(4.464)	(2.677)
Total from investment operations	.142	5.080	4.844	(3.339)	(1.487)
Distributions from net investment income	(.539)	(.951)	(.929)	(1.131)	(1.223)
Distributions from net realized gain	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(.722)	(1.170)	(1.044)	(1.491)	(1.393)
Net asset value, end of period	$ 49.42	$ 50.00	$ 46.09	$ 42.29	$ 47.12
Total Return B,C	.32%	11.10%	11.52%	(6.76)%	(3.10)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.27% A	1.92%	2.04%	2.86%	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,990	$ 3,079	$ 2,225	$ 1,624	$ 1,233
Portfolio turnover rate	54% A	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00	$ 46.09	$ 42.29	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.547	.939	.928	1.138	1.215
Net realized and unrealized gain (loss)	(.405)	4.141	3.916	(4.477)	(2.702)
Total from investment operations	.142	5.080	4.844	(3.339)	(1.487)
Distributions from net investment income	(.539)	(.951)	(.929)	(1.131)	(1.223)
Distributions from net realized gain	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(.722)	(1.170)	(1.044)	(1.491)	(1.393)
Net asset value, end of period	$ 49.42	$ 50.00	$ 46.09	$ 42.29	$ 47.12
Total Return B,C	.32%	11.10%	11.52%	(6.76)%	(3.10)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.27% A	1.92%	2.04%	2.85%	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33	$ 32	$ 49	$ 95	$ 163
Portfolio turnover rate	54% A	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.2	4.5
Fidelity Blue Chip Growth Fund	4.8	0.0
Fidelity Disciplined Equity Fund	7.3	4.7
Fidelity Equity-Income Fund	7.3	4.6
Fidelity Large Cap Core Enhanced Index Fund	0.0	7.7
Fidelity Series 100 Index Fund	4.0	5.8
Fidelity Series Broad Market Opportunities Fund	7.3	7.6
Fidelity Series Small Cap Opportunities Fund	0.7	3.0
	36.6	37.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	4.3	4.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.6	1.7
Fidelity Strategic Income Fund	1.6	1.8
	3.2	3.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.0	6.9
Fidelity Strategic Real Return Fund	7.0	6.8
Fidelity Total Bond Fund	21.2	20.5
	35.2	34.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	10.3	9.9
Fidelity Short-Term Bond Fund	10.4	9.9
	20.7	19.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	36.6%
International Equity Funds	4.3%
High Yield Fixed-Income Funds	3.2%
Investment Grade Fixed-Income Funds	35.2%
Short-Term Funds	20.7%

Six months ago
Domestic Equity Funds	37.9%
International Equity Funds	4.6%
High Yield Fixed-Income Funds	3.5%
Investment Grade Fixed-Income Funds	34.2%
Short-Term Funds	19.8%

Expected
Domestic Equity Funds	35.9%
International Equity Funds	4.1%
High Yield Fixed-Income Funds	3.0%
Investment Grade Fixed-Income Funds	35.4%
Short-Term Funds	21.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2011. The current allocation is based on the fund's holdings as of January 31, 2012. The expected allocation represents the fund's anticipated allocation at July 31, 2012.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 40.9%
	Shares	Value
Domestic Equity Funds - 36.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	10,601	$ 183,290
Fidelity Blue Chip Growth Fund	3,753	169,930
Fidelity Disciplined Equity Fund	11,537	258,779
Fidelity Equity-Income Fund	6,077	259,919
Fidelity Series 100 Index Fund	15,563	142,867
Fidelity Series Broad Market Opportunities Fund	25,744	260,019
Fidelity Series Small Cap Opportunities Fund	2,367	26,011
TOTAL DOMESTIC EQUITY FUNDS		1,300,815
International Equity Funds - 4.3%
Fidelity Advisor International Discovery Fund Institutional Class	5,271	152,926
TOTAL EQUITY FUNDS (Cost $1,539,598)		1,453,741
Fixed-Income Funds - 38.4%

High Yield Fixed-Income Funds - 3.2%
Fidelity Capital & Income Fund	6,344	57,030
Fidelity Strategic Income Fund	5,187	57,104
TOTAL HIGH YIELD FIXED-INCOME FUNDS		114,134

	Shares	Value
Investment Grade Fixed-Income Funds - 35.2%
Fidelity Government Income Fund	23,148	$ 250,225
Fidelity Strategic Real Return Fund	26,248	248,831
Fidelity Total Bond Fund	68,131	751,487
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,250,543
TOTAL FIXED-INCOME FUNDS (Cost $1,346,049)		1,364,677
Short-Term Funds - 20.7%

Fidelity Institutional Money Market Portfolio Institutional Class	367,160	367,160
Fidelity Short-Term Bond Fund	43,123	368,269
TOTAL SHORT-TERM FUNDS (Cost $734,882)		735,429
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,620,529)	3,553,847
NET OTHER ASSETS (LIABILITIES) - 0.0%	(46)
NET ASSETS - 100%	$ 3,553,801
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $3,620,529) - See accompanying schedule		$ 3,553,847
Cash		1
Receivable for fund shares sold		2,000
Total assets		3,555,848

Liabilities
Payable for investments purchased	$ 1,996
Distribution and service plan fees payable	51
Total liabilities		2,047

Net Assets		$ 3,553,801
Net Assets consist of:
Paid in capital		$ 4,260,624
Undistributed net investment income		874
Accumulated undistributed net realized gain (loss) on investments		(641,015)
Net unrealized appreciation (depreciation) on investments		(66,682)
Net Assets		$ 3,553,801

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($248,634 ÷ 5,063.50 shares)		$ 49.10

Maximum offering price per share (100/94.25 of $49.10)		$ 52.10
Class T: Net Asset Value and redemption price per share ($8,682 ÷ 176.63 shares)		$ 49.15

Maximum offering price per share (100/96.50 of $49.15)		$ 50.93

Class C: Net Asset Value and offering price per share ($27,366 ÷ 557.01 shares)A		$ 49.13

Income Replacement 2022: Net Asset Value, offering price and redemption price per share ($3,265,840 ÷ 66,517.62 shares)		$ 49.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,279 ÷ 66.80 shares)		$ 49.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 34,874

Expenses
Distribution and service plan fees	$ 273
Independent trustees' compensation	6
Total expenses before reductions	279
Expense reductions	(6)	273
Net investment income (loss)		34,601
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,174)
Capital gain distributions from underlying funds	26,153
Total net realized gain (loss)		23,979
Change in net unrealized appreciation (depreciation) on underlying funds		(58,544)
Net gain (loss)		(34,565)
Net increase (decrease) in net assets resulting from operations		$ 36

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,601	$ 57,853
Net realized gain (loss)	23,979	51,214
Change in net unrealized appreciation (depreciation)	(58,544)	211,768
Net increase (decrease) in net assets resulting from operations	36	320,835
Distributions to shareholders from net investment income	(34,488)	(57,885)
Distributions to shareholders from net realized gain	(10,962)	(12,730)
Total distributions	(45,450)	(70,615)
Share transactions - net increase (decrease)	203,214	582,659
Total increase (decrease) in net assets	157,800	832,879

Net Assets
Beginning of period	3,396,001	2,563,122
End of period (including undistributed net investment income of $874 and undistributed net investment income of $761, respectively)	$ 3,553,801	$ 3,396,001

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.79	$ 45.58	$ 41.87	$ 47.05	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.482	.817	.815	1.035	1.087
Net realized and unrealized gain (loss)	(.525)	4.431	3.980	(4.739)	(2.853)
Total from investment operations	(.043)	5.248	4.795	(3.704)	(1.766)
Distributions from net investment income	(.476)	(.824)	(.793)	(1.056)	(1.014)
Distributions from net realized gain	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(.647)	(1.038)	(1.085)	(1.476)	(1.184)
Net asset value, end of period	$ 49.10	$ 49.79	$ 45.58	$ 41.87	$ 47.05
Total Return B, C, D	(.05)%	11.58%	11.53%	(7.53)%	(3.64)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.26%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.26%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.26%	.25% A
Net investment income (loss)	2.05% A	1.67%	1.82%	2.62%	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 249	$ 72	$ 42	$ 122	$ 289
Portfolio turnover rate	69% A	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.82	$ 45.57	$ 41.86	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.431	.691	.702	.933	.982
Net realized and unrealized gain (loss)	(.526)	4.434	3.985	(4.736)	(2.862)
Total from investment operations	(.095)	5.125	4.687	(3.803)	(1.880)
Distributions from net investment income	(.404)	(.661)	(.685)	(.957)	(.910)
Distributions from net realized gain	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(.575)	(.875)	(.977)	(1.377)	(1.080)
Net asset value, end of period	$ 49.15	$ 49.82	$ 45.57	$ 41.86	$ 47.04
Total Return B, C, D	(.16)%	11.30%	11.27%	(7.77)%	(3.87)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.51%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.51%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.51%	.50% A
Net investment income (loss)	1.80% A	1.43%	1.57%	2.37%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9	$ 23	$ 77	$ 112	$ 187
Portfolio turnover rate	69% A	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.81	$ 45.58	$ 41.86	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.310	.447	.477	.737	.760
Net realized and unrealized gain (loss)	(.529)	4.434	3.989	(4.745)	(2.860)
Total from investment operations	(.219)	4.881	4.466	(4.008)	(2.100)
Distributions from net investment income	(.290)	(.437)	(.454)	(.752)	(.690)
Distributions from net realized gain	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(.461)	(.651)	(.746)	(1.172)	(.860)
Net asset value, end of period	$ 49.13	$ 49.81	$ 45.58	$ 41.86	$ 47.04
Total Return B, C, D	(.41)%	10.74%	10.72%	(8.25)%	(4.29)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.01%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.01%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.01%	1.00% A
Net investment income (loss)	1.29% A	.92%	1.07%	1.87%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27	$ 32	$ 44	$ 69	$ 120
Portfolio turnover rate	69% A	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2022

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.78	$ 45.56	$ 41.87	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.548	.937	.925	1.144	1.190
Net realized and unrealized gain (loss)	(.527)	4.438	3.978	(4.752)	(2.836)
Total from investment operations	.021	5.375	4.903	(3.608)	(1.646)
Distributions from net investment income	(.530)	(.941)	(.921)	(1.162)	(1.124)
Distributions from net realized gain	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(.701)	(1.155)	(1.213)	(1.582)	(1.294)
Net asset value, end of period	$ 49.10	$ 49.78	$ 45.56	$ 41.87	$ 47.06
Total Return B, C	.08%	11.87%	11.80%	(7.30)%	(3.41)%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% A, F	.00% F	.00% F	.01%	.00% A, F
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.01%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.01%	.00% A
Net investment income (loss)	2.29% A	1.92%	2.07%	2.87%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,266	$ 3,266	$ 2,395	$ 2,353	$ 4,666
Portfolio turnover rate	69% A	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.77	$ 45.56	$ 41.86	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.550	.937	.918	1.131	1.208
Net realized and unrealized gain (loss)	(.529)	4.428	3.995	(4.749)	(2.854)
Total from investment operations	.021	5.365	4.913	(3.618)	(1.646)
Distributions from net investment income	(.530)	(.941)	(.921)	(1.162)	(1.124)
Distributions from net realized gain	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(.701)	(1.155)	(1.213)	(1.582)	(1.294)
Net asset value, end of period	$ 49.09	$ 49.77	$ 45.56	$ 41.86	$ 47.06
Total Return B, C	.08%	11.85%	11.83%	(7.33)%	(3.41)%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% A, F	.00% F	.00% F	.01%	.00% A, F
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.01%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.01%	.00% A
Net investment income (loss)	2.29% A	1.92%	2.07%	2.87%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3	$ 4	$ 5	$ 166	$ 277
Portfolio turnover rate	69% A	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.6	4.8
Fidelity Blue Chip Growth Fund	5.2	0.0
Fidelity Disciplined Equity Fund	7.9	5.0
Fidelity Equity-Income Fund	7.9	5.0
Fidelity Large Cap Core Enhanced Index Fund	0.0	8.2
Fidelity Series 100 Index Fund	4.4	6.2
Fidelity Series Broad Market Opportunities Fund	8.0	8.1
Fidelity Series Small Cap Opportunities Fund	0.8	3.2
	39.8	40.5
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.2	5.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.9	2.0
Fidelity Strategic Income Fund	2.0	2.0
	3.9	4.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.6	6.5
Fidelity Strategic Real Return Fund	6.6	6.5
Fidelity Total Bond Fund	19.9	19.6
	33.1	32.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	9.0	8.7
Fidelity Short-Term Bond Fund	9.0	8.7
	18.0	17.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	39.8%
International Equity Funds	5.2%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	33.1%
Short-Term Funds	18.0%

Six months ago
Domestic Equity Funds	40.5%
International Equity Funds	5.5%
High Yield Fixed-Income Funds	4.0%
Investment Grade Fixed-Income Funds	32.6%
Short-Term Funds	17.4%

Expected
Domestic Equity Funds	39.4%
International Equity Funds	5.0%
High Yield Fixed-Income Funds	3.7%
Investment Grade Fixed-Income Funds	33.3%
Short-Term Funds	18.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2011. The current allocation is based on the fund's holdings as of January 31, 2012. The expected allocation represents the fund's anticipated allocation at July 31, 2012.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 45.0%
	Shares	Value
Domestic Equity Funds - 39.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	5,866	$ 101,430
Fidelity Blue Chip Growth Fund	2,078	94,076
Fidelity Disciplined Equity Fund	6,382	143,150
Fidelity Equity-Income Fund	3,362	143,779
Fidelity Series 100 Index Fund	8,625	79,180
Fidelity Series Broad Market Opportunities Fund	14,241	143,834
Fidelity Series Small Cap Opportunities Fund	1,303	14,315
TOTAL DOMESTIC EQUITY FUNDS		719,764
International Equity Funds - 5.2%
Fidelity Advisor International Discovery Fund Institutional Class	3,224	93,530
TOTAL EQUITY FUNDS (Cost $801,274)		813,294
Fixed-Income Funds - 37.0%

High Yield Fixed-Income Funds - 3.9%
Fidelity Capital & Income Fund	3,860	34,699
Fidelity Strategic Income Fund	3,155	34,741
TOTAL HIGH YIELD FIXED-INCOME FUNDS		69,440

	Shares	Value
Investment Grade Fixed-Income Funds - 33.1%
Fidelity Government Income Fund	11,092	$ 119,905
Fidelity Strategic Real Return Fund	12,577	119,231
Fidelity Total Bond Fund	32,633	359,943
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		599,079
TOTAL FIXED-INCOME FUNDS (Cost $649,617)		668,519
Short-Term Funds - 18.0%

Fidelity Institutional Money Market Portfolio Institutional Class	163,027	163,027
Fidelity Short-Term Bond Fund	19,148	163,524
TOTAL SHORT-TERM FUNDS (Cost $324,750)		326,551
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,775,641)	1,808,364
NET OTHER ASSETS (LIABILITIES) - 0.0%	(180)
NET ASSETS - 100%	$ 1,808,184
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $1,775,641) - See accompanying schedule		$ 1,808,364
Cash		72
Receivable for fund shares sold		689
Total assets		1,809,125

Liabilities
Payable for investments purchased	$ 687
Distribution and service plan fees payable	254
Total liabilities		941

Net Assets		$ 1,808,184
Net Assets consist of:
Paid in capital		$ 1,880,082
Undistributed net investment income		365
Accumulated undistributed net realized gain (loss) on investments		(104,986)
Net unrealized appreciation (depreciation) on investments		32,723
Net Assets		$ 1,808,184

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($208,390 ÷ 4,248.23 shares)		$ 49.05

Maximum offering price per share (100/94.25 of $49.05)		$ 52.04
Class T: Net Asset Value and redemption price per share ($174,977 ÷ 3,566.25 shares)		$ 49.06

Maximum offering price per share (100/96.50 of $49.06)		$ 50.84

Class C: Net Asset Value and offering price per share ($167,414 ÷ 3,415.63 shares)A		$ 49.01

Income Replacement 2024: Net Asset Value, offering price and redemption price per share ($1,233,743 ÷ 25,148.58 shares)		$ 49.06

Institutional Class: Net Asset Value, offering price and redemption price per share ($23,660 ÷ 482.32 shares)		$ 49.05

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 21,873

Expenses
Distribution and service plan fees	$ 1,374
Independent trustees' compensation	3
Total expenses before reductions	1,377
Expense reductions	(3)	1,374
Net investment income (loss)		20,499
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	50,455
Capital gain distributions from underlying funds	16,514
Total net realized gain (loss)		66,969
Change in net unrealized appreciation (depreciation) on underlying funds		(84,747)
Net gain (loss)		(17,778)
Net increase (decrease) in net assets resulting from operations		$ 2,721

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,499	$ 29,634
Net realized gain (loss)	66,969	(5,490)
Change in net unrealized appreciation (depreciation)	(84,747)	160,663
Net increase (decrease) in net assets resulting from operations	2,721	184,807
Distributions to shareholders from net investment income	(20,496)	(29,693)
Distributions to shareholders from net realized gain	(6,730)	(7,078)
Total distributions	(27,226)	(36,771)
Share transactions - net increase (decrease)	(57,710)	206,846
Total increase (decrease) in net assets	(82,215)	354,882

Net Assets
Beginning of period	1,890,399	1,535,517
End of period (including undistributed net investment income of $365 and undistributed net investment income of $362, respectively)	$ 1,808,184	$ 1,890,399

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.85	$ 45.41	$ 41.48	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.509	.809	.811	1.014	1.063
Net realized and unrealized gain (loss)	(.645)	4.667	4.020	(5.004)	(2.884)
Total from investment operations	(.136)	5.476	4.831	(3.990)	(1.821)
Distributions from net investment income	(.496)	(.819)	(.791)	(1.020)	(1.039)
Distributions from net realized gain	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(.664)	(1.036)	(.901)	(1.500)	(1.209)
Net asset value, end of period	$ 49.05	$ 49.85	$ 45.41	$ 41.48	$ 46.97
Total Return B, C, D	(.23)%	12.13%	11.70%	(8.10)%	(3.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25% A
Net investment income (loss)	2.13% A	1.66%	1.82%	2.62%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 208	$ 187	$ 260	$ 287	$ 286
Portfolio turnover rate	94% A	26%	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.87	$ 45.42	$ 41.48	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.447	.685	.701	.919	.966
Net realized and unrealized gain (loss)	(.647)	4.672	4.025	(5.010)	(2.903)
Total from investment operations	(.200)	5.357	4.726	(4.091)	(1.937)
Distributions from net investment income	(.442)	(.690)	(.676)	(.919)	(.923)
Distributions from net realized gain	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(.610)	(.907)	(.786)	(1.399)	(1.093)
Net asset value, end of period	$ 49.06	$ 49.87	$ 45.42	$ 41.48	$ 46.97
Total ReturnB,C,D	(.36)%	11.85%	11.43%	(8.34)%	(3.99)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%A
Net investment income (loss)	1.88%A	1.41%	1.57%	2.37%	2.11%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 175	$ 40	$ 54	$ 69	$ 96
Portfolio turnover rate	94%A	26%	34%	64%	41%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.82	$ 45.38	$ 41.45	$ 46.93	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.330	.443	.476	.726	.728
Net realized and unrealized gain (loss)	(.652)	4.668	4.020	(5.005)	(2.903)
Total from investment operations	(.322)	5.111	4.496	(4.279)	(2.175)
Distributions from net investment income	(.320)	(.454)	(.456)	(.721)	(.725)
Distributions from net realized gain	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(.488)	(.671)	(.566)	(1.201)	(.895)
Net asset value, end of period	$ 49.01	$ 49.82	$ 45.38	$ 41.45	$ 46.93
Total ReturnB,C,D	(.62)%	11.30%	10.87%	(8.80)%	(4.45)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	1.39%A	.91%	1.07%	1.87%	1.61%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 167	$ 172	$ 159	$ 147	$ 233
Portfolio turnover rate	94%A	26%	34%	64%	41%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2024

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.86	$ 45.42	$ 41.49	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.570	.933	.924	1.118	1.166
Net realized and unrealized gain (loss)	(.646)	4.668	4.020	(5.011)	(2.868)
Total from investment operations	(.076)	5.601	4.944	(3.893)	(1.702)
Distributions from net investment income	(.556)	(.944)	(.904)	(1.117)	(1.148)
Distributions from net realized gain	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(.724)	(1.161)	(1.014)	(1.597)	(1.318)
Net asset value, end of period	$ 49.06	$ 49.86	$ 45.42	$ 41.49	$ 46.98
Total ReturnB,C	(.11)%	12.41%	11.98%	(7.87)%	(3.53)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%A
Net investment income (loss)	2.38%A	1.91%	2.07%	2.87%	2.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,234	$ 1,463	$ 1,026	$ 749	$ 714
Portfolio turnover rate	94%A	26%	34%	64%	41%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.86	$ 45.42	$ 41.48	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.570	.930	.922	1.119	1.194
Net realized and unrealized gain (loss)	(.656)	4.671	4.032	(5.022)	(2.896)
Total from investment operations	(.086)	5.601	4.954	(3.903)	(1.702)
Distributions from net investment income	(.556)	(.944)	(.904)	(1.117)	(1.148)
Distributions from net realized gain	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(.724)	(1.161)	(1.014)	(1.597)	(1.318)
Net asset value, end of period	$ 49.05	$ 49.86	$ 45.42	$ 41.48	$ 46.98
Total ReturnB,C	(.13)%	12.41%	12.00%	(7.89)%	(3.53)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%A
Net investment income (loss)	2.38%A	1.91%	2.07%	2.87%	2.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24	$ 28	$ 37	$ 57	$ 97
Portfolio turnover rate	94%A	26%	34%	64%	41%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.9	5.1
Fidelity Blue Chip Growth Fund	5.5	0.0
Fidelity Disciplined Equity Fund	8.3	5.3
Fidelity Equity-Income Fund	8.3	5.2
Fidelity Large Cap Core Enhanced Index Fund	0.0	8.5
Fidelity Series 100 Index Fund	4.6	6.4
Fidelity Series Broad Market Opportunities Fund	8.4	8.4
Fidelity Series Small Cap Opportunities Fund	0.8	3.3
	41.8	42.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.0	6.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.1	2.2
Fidelity Strategic Income Fund	2.1	2.2
	4.2	4.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.3	6.2
Fidelity Strategic Real Return Fund	6.3	6.2
Fidelity Total Bond Fund	19.0	18.6
	31.6	31.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.2	8.0
Fidelity Short-Term Bond Fund	8.2	8.1
	16.4	16.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	41.8%
International Equity Funds	6.0%
High Yield Fixed-Income Funds	4.2%
Investment Grade Fixed-Income Funds	31.6%
Short-Term Funds	16.4%

Six months ago
Domestic Equity Funds	42.2%
International Equity Funds	6.3%
High Yield Fixed-Income Funds	4.4%
Investment Grade Fixed-Income Funds	31.0%
Short-Term Funds	16.1%

Expected
Domestic Equity Funds	41.7%
International Equity Funds	5.8%
High Yield Fixed-Income Funds	4.1%
Investment Grade Fixed-Income Funds	31.8%
Short-Term Funds	16.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2011. The current allocation is based on the fund's holdings as of January 31, 2012. The expected allocation represents the fund's anticipated allocation at July 31, 2012.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 47.8%
	Shares	Value
Domestic Equity Funds - 41.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	6,916	$ 119,579
Fidelity Blue Chip Growth Fund	2,449	110,909
Fidelity Disciplined Equity Fund	7,523	168,741
Fidelity Equity-Income Fund	3,963	169,491
Fidelity Series 100 Index Fund	10,168	93,338
Fidelity Series Broad Market Opportunities Fund	16,788	169,557
Fidelity Series Small Cap Opportunities Fund	1,536	16,878
TOTAL DOMESTIC EQUITY FUNDS		848,493
International Equity Funds - 6.0%
Fidelity Advisor International Discovery Fund Institutional Class	4,185	121,418
TOTAL EQUITY FUNDS (Cost $990,494)		969,911
Fixed-Income Funds - 35.8%

High Yield Fixed-Income Funds - 4.2%
Fidelity Capital & Income Fund	4,814	43,281
Fidelity Strategic Income Fund	3,936	43,334
TOTAL HIGH YIELD FIXED-INCOME FUNDS		86,615

	Shares	Value
Investment Grade Fixed-Income Funds - 31.6%
Fidelity Government Income Fund	11,870	$ 128,319
Fidelity Strategic Real Return Fund	13,459	127,588
Fidelity Total Bond Fund	34,923	385,199
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		641,106
TOTAL FIXED-INCOME FUNDS (Cost $726,049)		727,721
Short-Term Funds - 16.4%

Fidelity Institutional Money Market Portfolio Institutional Class	166,021	166,021
Fidelity Short-Term Bond Fund	19,500	166,531
TOTAL SHORT-TERM FUNDS (Cost $332,161)		332,552
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,048,704)	2,030,184
NET OTHER ASSETS (LIABILITIES) - 0.0%	(221)
NET ASSETS - 100%	$ 2,029,963
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $2,048,704) - See accompanying schedule		$ 2,030,184
Cash		1
Receivable for investments sold		829
Total assets		2,031,014

Liabilities
Payable for fund shares redeemed	$ 833
Distribution and service plan fees payable	218
Total liabilities		1,051

Net Assets		$ 2,029,963
Net Assets consist of:
Paid in capital		$ 2,291,695
Undistributed net investment income		404
Accumulated undistributed net realized gain (loss) on investments		(243,616)
Net unrealized appreciation (depreciation) on investments		(18,520)
Net Assets		$ 2,029,963

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($104,395 ÷ 2,146.38 shares)		$ 48.64

Maximum offering price per share (100/94.25 of $48.64)		$ 51.61
Class T: Net Asset Value and redemption price per share ($120,522 ÷ 2,477.97 shares)		$ 48.64

Maximum offering price per share (100/96.50 of $48.64)		$ 50.40

Class C: Net Asset Value and offering price per share ($177,483 ÷ 3,652.35 shares)A		$ 48.59

Income Replacement 2026: Net Asset Value, offering price and redemption price per share ($1,604,068 ÷ 32,979.63 shares)		$ 48.64

Institutional Class: Net Asset Value, offering price and redemption price per share ($23,495 ÷ 483.07 shares)		$ 48.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 23,116

Expenses
Distribution and service plan fees	$ 1,288
Independent trustees' compensation	4
Total expenses before reductions	1,292
Expense reductions	(4)	1,288
Net investment income (loss)		21,828
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	460
Capital gain distributions from underlying funds	16,903
Total net realized gain (loss)		17,363
Change in net unrealized appreciation (depreciation) on underlying funds		(59,218)
Net gain (loss)		(41,855)
Net increase (decrease) in net assets resulting from operations		$ (20,027)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,828	$ 24,072
Net realized gain (loss)	17,363	23,067
Change in net unrealized appreciation (depreciation)	(59,218)	89,707
Net increase (decrease) in net assets resulting from operations	(20,027)	136,846
Distributions to shareholders from net investment income	(21,829)	(23,914)
Distributions to shareholders from net realized gain	(6,646)	(4,626)
Total distributions	(28,475)	(28,540)
Share transactions - net increase (decrease)	(37,704)	1,015,365
Total increase (decrease) in net assets	(86,206)	1,123,671

Net Assets
Beginning of period	2,116,169	992,498
End of period (including undistributed net investment income of $404 and undistributed net investment income of $405, respectively)	$ 2,029,963	$ 2,116,169

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.53	$ 44.93	$ 40.97	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.498	.750	.743	1.042	1.076
Net realized and unrealized gain (loss)	(.744)	4.846	4.098	(5.184)	(3.105)
Total from investment operations	(.246)	5.596	4.841	(4.142)	(2.029)
Distributions from net investment income	(.488)	(.796)	(.771)	(1.028)	(1.031)
Distributions from net realized gain	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(.644)	(.996)	(.881)	(1.648)	(1.211)
Net asset value, end of period	$ 48.64	$ 49.53	$ 44.93	$ 40.97	$ 46.76
Total ReturnB,C,D	(.46)%	12.52%	11.87%	(8.56)%	(4.19)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%A
Net investment income (loss)	2.11%A	1.55%	1.68%	2.70%	2.36%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104	$ 108	$ 45	$ 69	$ 131
Portfolio turnover rate	91%A	25%	61%	26%	21%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.53	$ 44.92	$ 40.97	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.440	.630	.638	.944	.966
Net realized and unrealized gain (loss)	(.745)	4.851	4.092	(5.184)	(3.110)
Total from investment operations	(.305)	5.481	4.730	(4.240)	(2.144)
Distributions from net investment income	(.429)	(.671)	(.670)	(.930)	(.916)
Distributions from net realized gain	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(.585)	(.871)	(.780)	(1.550)	(1.096)
Net asset value, end of period	$ 48.64	$ 49.53	$ 44.92	$ 40.97	$ 46.76
Total ReturnB,C,D	(.58)%	12.26%	11.59%	(8.79)%	(4.41)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%A
Net investment income (loss)	1.86%A	1.30%	1.44%	2.45%	2.11%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 121	$ 130	$ 116	$ 55	$ 96
Portfolio turnover rate	91%A	25%	61%	26%	21%A
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.49	$ 44.89	$ 40.95	$ 46.72	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.320	.387	.412	.757	.723
Net realized and unrealized gain (loss)	(.752)	4.848	4.087	(5.183)	(3.090)
Total from investment operations	(.432)	5.235	4.499	(4.426)	(2.367)
Distributions from net investment income	(.312)	(.435)	(.449)	(.724)	(.733)
Distributions from net realized gain	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(.468)	(.635)	(.559)	(1.344)	(.913)
Net asset value, end of period	$ 48.59	$ 49.49	$ 44.89	$ 40.95	$ 46.72
Total ReturnB,C,D	(.84)%	11.70%	11.01%	(9.25)%	(4.85)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	1.36%A	.80%	.94%	1.95%	1.61%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 177	$ 184	$ 174	$ 183	$ 485
Portfolio turnover rate	91%A	25%	61%	26%	21%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2026

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.53	$ 44.92	$ 40.97	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.558	.878	.856	1.138	1.168
Net realized and unrealized gain (loss)	(.744)	4.844	4.091	(5.190)	(3.079)
Total from investment operations	(.186)	5.722	4.947	(4.052)	(1.911)
Distributions from net investment income	(.548)	(.912)	(.887)	(1.128)	(1.139)
Distributions from net realized gain	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(.704)	(1.112)	(.997)	(1.748)	(1.319)
Net asset value, end of period	$ 48.64	$ 49.53	$ 44.92	$ 40.97	$ 46.77
Total ReturnB,C	(.33)%	12.82%	12.14%	(8.34)%	(3.96)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%A
Net investment income (loss)	2.36%A	1.80%	1.94%	2.95%	2.61%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,604	$ 1,666	$ 622	$ 357	$ 783
Portfolio turnover rate	91%A	25%	61%	26%	21%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.53	$ 44.92	$ 40.97	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.558	.870	.855	1.136	1.196
Net realized and unrealized gain (loss)	(.744)	4.852	4.092	(5.188)	(3.107)
Total from investment operations	(.186)	5.722	4.947	(4.052)	(1.911)
Distributions from net investment income	(.548)	(.912)	(.887)	(1.128)	(1.139)
Distributions from net realized gain	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(.704)	(1.112)	(.997)	(1.748)	(1.319)
Net asset value, end of period	$ 48.64	$ 49.53	$ 44.92	$ 40.97	$ 46.77
Total ReturnB,C	(.33)%	12.82%	12.14%	(8.34)%	(3.96)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%A
Net investment income (loss)	2.36%A	1.80%	1.94%	2.95%	2.61%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23	$ 27	$ 36	$ 56	$ 96
Portfolio turnover rate	91%A	25%	61%	26%	21%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.1	5.2
Fidelity Blue Chip Growth Fund	5.7	0.0
Fidelity Disciplined Equity Fund	8.6	5.4
Fidelity Equity-Income Fund	8.6	5.4
Fidelity Large Cap Core Enhanced Index Fund	0.0	8.8
Fidelity Series 100 Index Fund	4.8	6.7
Fidelity Series Broad Market Opportunities Fund	8.6	8.7
Fidelity Series Small Cap Opportunities Fund	0.9	3.5
	43.3	43.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.7	7.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.3	2.3
Fidelity Strategic Income Fund	2.3	2.4
	4.6	4.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.1	6.0
Fidelity Strategic Real Return Fund	6.0	6.0
Fidelity Total Bond Fund	18.3	18.0
	30.4	30.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.5	7.3
Fidelity Short-Term Bond Fund	7.5	7.3
	15.0	14.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	43.3%
International Equity Funds	6.7%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	30.4%
Short-Term Funds	15.0%

Six months ago
Domestic Equity Funds	43.7%
International Equity Funds	7.0%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	30.0%
Short-Term Funds	14.6%

Expected
Domestic Equity Funds	43.3%
International Equity Funds	6.6%
High Yield Fixed-Income Funds	4.5%
Investment Grade Fixed-Income Funds	30.3%
Short-Term Funds	15.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2011. The current allocation is based on the fund's holdings as of January 31, 2012. The expected allocation represents the fund's anticipated allocation at July 31, 2012.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 50.0%
	Shares	Value
Domestic Equity Funds - 43.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	18,645	$ 322,380
Fidelity Blue Chip Growth Fund	6,598	298,736
Fidelity Disciplined Equity Fund	20,284	454,974
Fidelity Equity-Income Fund	10,684	456,973
Fidelity Series 100 Index Fund	27,383	251,379
Fidelity Series Broad Market Opportunities Fund	45,262	457,149
Fidelity Series Small Cap Opportunities Fund	4,141	45,512
TOTAL DOMESTIC EQUITY FUNDS		2,287,103
International Equity Funds - 6.7%
Fidelity Advisor International Discovery Fund Institutional Class	12,331	357,725
TOTAL EQUITY FUNDS (Cost $2,588,496)		2,644,828
Fixed-Income Funds - 35.0%

High Yield Fixed-Income Funds - 4.6%
Fidelity Capital & Income Fund	13,540	121,727
Fidelity Strategic Income Fund	11,070	121,876
TOTAL HIGH YIELD FIXED-INCOME FUNDS		243,603

	Shares	Value
Investment Grade Fixed-Income Funds - 30.4%
Fidelity Government Income Fund	29,663	$ 320,657
Fidelity Strategic Real Return Fund	33,634	318,854
Fidelity Total Bond Fund	87,410	964,131
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,603,642
TOTAL FIXED-INCOME FUNDS (Cost $1,770,732)		1,847,245
Short-Term Funds - 15.0%

Fidelity Institutional Money Market Portfolio Institutional Class	395,139	395,139
Fidelity Short-Term Bond Fund	46,410	396,343
TOTAL SHORT-TERM FUNDS (Cost $784,847)		791,482
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,144,075)	5,283,555
NET OTHER ASSETS (LIABILITIES) - 0.0%	(105)
NET ASSETS - 100%	$ 5,283,450
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $5,144,075) - See accompanying schedule	$ 5,283,555
Cash	1
Total assets	5,283,556

Liabilities
Distribution and service plan fees payable	106

Net Assets	$ 5,283,450
Net Assets consist of:
Paid in capital	$ 5,790,553
Undistributed net investment income	1,163
Accumulated undistributed net realized gain (loss) on investments	(647,746)
Net unrealized appreciation (depreciation) on investments	139,480
Net Assets	$ 5,283,450

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($104,330.5 ÷ 2,131.812 shares)	$ 48.94

Maximum offering price per share (100/94.25 of $48.94)	$ 51.93
Class T: Net Asset Value and redemption price per share ($126,099.1 ÷ 2,575.453 shares)	$ 48.96

Maximum offering price per share (100/96.50 of $48.96)	$ 50.74

Class C: Net Asset Value and offering price per share ($43,026.3 ÷ 878.894 shares)A	$ 48.96

Income Replacement 2028: Net Asset Value, offering price and redemption price per share ($4,986,583.5 ÷ 101,884.419 shares)	$ 48.94

Institutional Class: Net Asset Value, offering price and redemption price per share ($23,410.1 ÷ 478.305 shares)	$ 48.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 64,304

Expenses
Distribution and service plan fees	$ 685
Independent trustees' compensation	11
Total expenses before reductions	696
Expense reductions	(11)	685
Net investment income (loss)		63,619
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	38,055
Capital gain distributions from underlying funds	46,366
Total net realized gain (loss)		84,421
Change in net unrealized appreciation (depreciation) on underlying funds		(218,651)
Net gain (loss)		(134,230)
Net increase (decrease) in net assets resulting from operations		$ (70,611)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 63,619	$ 116,274
Net realized gain (loss)	84,421	(5,061)
Change in net unrealized appreciation (depreciation)	(218,651)	647,446
Net increase (decrease) in net assets resulting from operations	(70,611)	758,659
Distributions to shareholders from net investment income	(63,739)	(116,717)
Distributions to shareholders from net realized gain	(17,138)	(25,763)
Total distributions	(80,877)	(142,480)
Share transactions - net increase (decrease)	(687,773)	(649,489)
Total increase (decrease) in net assets	(839,261)	(33,310)

Net Assets
Beginning of period	6,122,711	6,156,021
End of period (including undistributed net investment income of $1,163 and undistributed net investment income of $1,283, respectively)	$ 5,283,450	$ 6,122,711

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.92	$ 45.17	$ 41.16	$ 46.81	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.492	.802	.789	1.000	.966
Net realized and unrealized gain (loss)	(.814)	4.972	4.116	(5.341)	(3.085)
Total from investment operations	(.322)	5.774	4.905	(4.341)	(2.119)
Distributions from net investment income	(.504)	(.815)	(.785)	(.979)	(.911)
Distributions from net realized gain	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(.658)	(1.024)	(.895)	(1.309)	(1.071)
Net asset value, end of period	$ 48.94	$ 49.92	$ 45.17	$ 41.16	$ 46.81
Total ReturnB,C,D	(.60)%	12.85%	11.96%	(8.93)%	(4.36)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%A
Net investment income (loss)	2.07%A	1.65%	1.78%	2.60%	2.16%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104	$ 133	$ 359	$ 278	$ 371
Portfolio turnover rate	55%A	17%	16%	53%	33%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.94	$ 45.16	$ 41.16	$ 46.80	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.432	.682	.678	.905	.847
Net realized and unrealized gain (loss)	(.810)	4.975	4.107	(5.340)	(3.079)
Total from investment operations	(.378)	5.657	4.785	(4.435)	(2.232)
Distributions from net investment income	(.448)	(.668)	(.675)	(.875)	(.808)
Distributions from net realized gain	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(.602)	(.877)	(.785)	(1.205)	(.968)
Net asset value, end of period	$ 48.96	$ 49.94	$ 45.16	$ 41.16	$ 46.80
Total ReturnB,C,D	(.72)%	12.57%	11.66%	(9.15)%	(4.57)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%A
Net investment income (loss)	1.82%A	1.40%	1.53%	2.35%	1.91%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 126	$ 130	$ 328	$ 311	$ 606
Portfolio turnover rate	55%A	17%	16%	53%	33%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.94	$ 45.19	$ 41.16	$ 46.79	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.313	.438	.454	.711	.639
Net realized and unrealized gain (loss)	(.812)	4.974	4.117	(5.333)	(3.104)
Total from investment operations	(.499)	5.412	4.571	(4.622)	(2.465)
Distributions from net investment income	(.327)	(.453)	(.431)	(.678)	(.585)
Distributions from net realized gain	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(.481)	(.662)	(.541)	(1.008)	(.745)
Net asset value, end of period	$ 48.96	$ 49.94	$ 45.19	$ 41.16	$ 46.79
Total ReturnB,C,D	(.97)%	12.01%	11.13%	(9.60)%	(5.02)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	1.32%A	.90%	1.02%	1.84%	1.41%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43	$ 49	$ 51	$ 86	$ 150
Portfolio turnover rate	55%A	17%	16%	53%	33%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2028

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.92	$ 45.18	$ 41.17	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.551	.925	.900	1.087	1.067
Net realized and unrealized gain (loss)	(.811)	4.965	4.115	(5.330)	(3.072)
Total from investment operations	(.260)	5.890	5.015	(4.243)	(2.005)
Distributions from net investment income	(.566)	(.941)	(.895)	(1.077)	(1.015)
Distributions from net realized gain	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(.720)	(1.150)	(1.005)	(1.407)	(1.175)
Net asset value, end of period	$ 48.94	$ 49.92	$ 45.18	$ 41.17	$ 46.82
Total ReturnB,C	(.47)%	13.12%	12.24%	(8.69)%	(4.14)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%A
Net investment income (loss)	2.32%A	1.90%	2.03%	2.85%	2.40%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,987	$ 5,783	$ 5,383	$ 5,641	$ 6,068
Portfolio turnover rate	55%A	17%	16%	53%	33%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.92	$ 45.18	$ 41.17	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.551	.923	.899	1.097	1.101
Net realized and unrealized gain (loss)	(.811)	4.967	4.116	(5.340)	(3.106)
Total from investment operations	(.260)	5.890	5.015	(4.243)	(2.005)
Distributions from net investment income	(.566)	(.941)	(.895)	(1.077)	(1.015)
Distributions from net realized gain	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(.720)	(1.150)	(1.005)	(1.407)	(1.175)
Net asset value, end of period	$ 48.94	$ 49.92	$ 45.18	$ 41.17	$ 46.82
Total ReturnB,C	(.47)%	13.12%	12.24%	(8.69)%	(4.14)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%A
Net investment income (loss)	2.32%A	1.90%	2.03%	2.85%	2.40%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23	$ 27	$ 36	$ 56	$ 96
Portfolio turnover rate	55%A	17%	16%	53%	33%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.2	5.3
Fidelity Blue Chip Growth Fund	5.8	0.0
Fidelity Disciplined Equity Fund	8.8	5.6
Fidelity Equity-Income Fund	8.9	5.5
Fidelity Large Cap Core Enhanced Index Fund	0.0	9.0
Fidelity Series 100 Index Fund	4.9	6.8
Fidelity Series Broad Market Opportunities Fund	8.9	8.9
Fidelity Series Small Cap Opportunities Fund	0.9	3.5
	44.4	44.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.5	7.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.4	2.5
Fidelity Strategic Income Fund	2.5	2.5
	4.9	5.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.9	5.8
Fidelity Strategic Real Return Fund	5.9	5.8
Fidelity Total Bond Fund	17.8	17.4
	29.6	29.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.8	6.8
Fidelity Short-Term Bond Fund	6.8	6.8
	13.6	13.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	44.4%
International Equity Funds	7.5%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	29.6%
Short-Term Funds	13.6%

Six months ago
Domestic Equity Funds	44.6%
International Equity Funds	7.8%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	29.0%
Short-Term Funds	13.6%

Expected
Domestic Equity Funds	44.5%
International Equity Funds	7.4%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	29.5%
Short-Term Funds	13.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2011. The current allocation is based on the fund's holdings as of January 31, 2012. The expected allocation represents the fund's anticipated allocation at July 31, 2012.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 51.9%
	Shares	Value
Domestic Equity Funds - 44.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	15,382	$ 265,958
Fidelity Blue Chip Growth Fund	5,453	246,911
Fidelity Disciplined Equity Fund	16,745	375,586
Fidelity Equity-Income Fund	8,820	377,236
Fidelity Series 100 Index Fund	22,601	207,475
Fidelity Series Broad Market Opportunities Fund	37,364	377,381
Fidelity Series Small Cap Opportunities Fund	3,411	37,489
TOTAL DOMESTIC EQUITY FUNDS		1,888,036
International Equity Funds - 7.5%
Fidelity Advisor International Discovery Fund Institutional Class	11,055	320,712
TOTAL EQUITY FUNDS (Cost $2,105,751)		2,208,748
Fixed-Income Funds - 34.5%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund	11,572	104,028
Fidelity Strategic Income Fund	9,460	104,158
TOTAL HIGH YIELD FIXED-INCOME FUNDS		208,186

	Shares	Value
Investment Grade Fixed-Income Funds - 29.6%
Fidelity Government Income Fund	23,328	$ 252,179
Fidelity Strategic Real Return Fund	26,452	250,765
Fidelity Total Bond Fund	68,628	756,964
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,259,908
TOTAL FIXED-INCOME FUNDS (Cost $1,438,511)		1,468,094
Short-Term Funds - 13.6%

Fidelity Institutional Money Market Portfolio Institutional Class	287,930	287,930
Fidelity Short-Term Bond Fund	33,818	288,807
TOTAL SHORT-TERM FUNDS (Cost $573,371)		576,737
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,117,633)	4,253,579
NET OTHER ASSETS (LIABILITIES) - 0.0%	(288)
NET ASSETS - 100%	$ 4,253,291
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $4,117,633) - See accompanying schedule	$ 4,253,579

Liabilities
Distribution and service plan fees payable	288

Net Assets	$ 4,253,291
Net Assets consist of:
Paid in capital	$ 4,321,549
Undistributed net investment income	886
Accumulated undistributed net realized gain (loss) on investments	(205,090)
Net unrealized appreciation (depreciation) on investments	135,946
Net Assets	$ 4,253,291

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($69,203 ÷ 1,423.33 shares)	$ 48.62

Maximum offering price per share (100/94.25 of $48.62)	$ 51.59
Class T: Net Asset Value and redemption price per share ($12,550 ÷ 257.97 shares)	$ 48.65

Maximum offering price per share (100/96.50 of $48.65)	$ 50.41

Class C: Net Asset Value and offering price per share ($325,104 ÷ 6,693.74 shares)A	$ 48.57

Income Replacement 2030: Net Asset Value, offering price and redemption price per share ($3,823,092 ÷ 78,644.25 shares)	$ 48.61

Institutional Class: Net Asset Value, offering price and redemption price per share ($23,342 ÷ 480.14 shares)	$ 48.61

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 51,851

Expenses
Distribution and service plan fees	$ 1,632
Independent trustees' compensation	8
Total expenses before reductions	1,640
Expense reductions	(8)	1,632
Net investment income (loss)		50,219
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(55,918)
Capital gain distributions from underlying funds	35,939
Total net realized gain (loss)		(19,979)
Change in net unrealized appreciation (depreciation) on underlying funds		(58,013)
Net gain (loss)		(77,992)
Net increase (decrease) in net assets resulting from operations		$ (27,773)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 50,219	$ 55,000
Net realized gain (loss)	(19,979)	(8,015)
Change in net unrealized appreciation (depreciation)	(58,013)	250,028
Net increase (decrease) in net assets resulting from operations	(27,773)	297,013
Distributions to shareholders from net investment income	(50,126)	(54,641)
Distributions to shareholders from net realized gain	(13,766)	(10,723)
Total distributions	(63,892)	(65,364)
Share transactions - net increase (decrease)	(837)	2,153,245
Total increase (decrease) in net assets	(92,502)	2,384,894

Net Assets
Beginning of period	4,345,793	1,960,899
End of period (including undistributed net investment income of $886 and undistributed net investment income of $793, respectively)	$ 4,253,291	$ 4,345,793

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.65	$ 44.77	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.516	.791	.718	.978	1.034
Net realized and unrealized gain (loss)	(.898)	5.066	4.180	(5.404)	(3.239)
Total from investment operations	(.382)	5.857	4.898	(4.426)	(2.205)
Distributions from net investment income	(.501)	(.801)	(.713)	(1.004)	(.995)
Distributions from net realized gain	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(.648)	(.977)	(.818)	(1.494)	(1.185)
Net asset value, end of period	$ 48.62	$ 49.65	$ 44.77	$ 40.69	$ 46.61
Total ReturnB,C,D	(.73)%	13.15%	12.08%	(9.22)%	(4.55)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%A
Net investment income (loss)	2.19%A	1.63%	1.63%	2.57%	2.26%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 69	$ 72	$ 66	$ 55	$ 95
Portfolio turnover rate	71%A	24%	31%	53%	12%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.67	$ 44.78	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.459	.655	.603	.881	.920
Net realized and unrealized gain (loss)	(.910)	5.076	4.182	(5.402)	(3.234)
Total from investment operations	(.451)	5.731	4.785	(4.521)	(2.314)
Distributions from net investment income	(.422)	(.665)	(.590)	(.909)	(.886)
Distributions from net realized gain	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(.569)	(.841)	(.695)	(1.399)	(1.076)
Net asset value, end of period	$ 48.65	$ 49.67	$ 44.78	$ 40.69	$ 46.61
Total ReturnB,C,D	(.87)%	12.85%	11.79%	(9.45)%	(4.76)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%A
Net investment income (loss)	1.94%A	1.38%	1.37%	2.32%	2.01%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13	$ 15	$ 45	$ 71	$ 95
Portfolio turnover rate	71%A	24%	31%	53%	12%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.61	$ 44.75	$ 40.67	$ 46.58	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.338	.428	.385	.693	.682
Net realized and unrealized gain (loss)	(.896)	5.060	4.185	(5.400)	(3.227)
Total from investment operations	(.558)	5.488	4.570	(4.707)	(2.545)
Distributions from net investment income	(.335)	(.452)	(.385)	(.713)	(.685)
Distributions from net realized gain	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(.482)	(.628)	(.490)	(1.203)	(.875)
Net asset value, end of period	$ 48.57	$ 49.61	$ 44.75	$ 40.67	$ 46.58
Total ReturnB,C,D	(1.09)%	12.30%	11.26%	(9.91)%	(5.21)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	1.44%A	.88%	.88%	1.82%	1.51%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 325	$ 270	$ 186	$ 178	$ 297
Portfolio turnover rate	71%A	24%	31%	53%	12%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2030

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.64	$ 44.76	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.575	.917	.821	1.101	1.117
Net realized and unrealized gain (loss)	(.897)	5.062	4.178	(5.429)	(3.209)
Total from investment operations	(.322)	5.979	4.999	(4.328)	(2.092)
Distributions from net investment income	(.561)	(.923)	(.824)	(1.102)	(1.108)
Distributions from net realized gain	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(.708)	(1.099)	(.929)	(1.592)	(1.298)
Net asset value, end of period	$ 48.61	$ 49.64	$ 44.76	$ 40.69	$ 46.61
Total ReturnB,C	(.60)%	13.43%	12.34%	(8.99)%	(4.33)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00% A	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.44%A	1.88%	1.88%	2.82%	2.51%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,823	$ 3,962	$ 1,628	$ 303	$ 653
Portfolio turnover rate	71%A	24%	31%	53%	12%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.64	$ 44.77	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.575	.911	.825	1.074	1.149
Net realized and unrealized gain (loss)	(.897)	5.058	4.184	(5.402)	(3.241)
Total from investment operations	(.322)	5.969	5.009	(4.328)	(2.092)
Distributions from net investment income	(.561)	(.923)	(.824)	(1.102)	(1.108)
Distributions from net realized gain	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(.708)	(1.099)	(.929)	(1.592)	(1.298)
Net asset value, end of period	$ 48.61	$ 49.64	$ 44.77	$ 40.69	$ 46.61
Total ReturnB,C	(.60)%	13.41%	12.36%	(8.99)%	(4.33)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%A
Net investment income (loss)	2.44%A	1.88%	1.88%	2.82%	2.51%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23	$ 27	$ 36	$ 55	$ 96
Portfolio turnover rate	71%A	24%	31%	53%	12%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.4	5.4
Fidelity Blue Chip Growth Fund	5.9	0.0
Fidelity Disciplined Equity Fund	9.0	5.6
Fidelity Equity-Income Fund	9.0	5.6
Fidelity Large Cap Core Enhanced Index Fund	0.0	9.2
Fidelity Series 100 Index Fund	5.0	6.9
Fidelity Series Broad Market Opportunities Fund	9.1	9.0
Fidelity Series Small Cap Opportunities Fund	0.9	3.6
	45.3	45.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.3	8.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.6	2.6
Fidelity Strategic Income Fund	2.6	2.7
	5.2	5.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.7	5.7
Fidelity Strategic Real Return Fund	5.6	5.6
Fidelity Total Bond Fund	17.1	17.0
	28.4	28.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.4	6.3
Fidelity Short-Term Bond Fund	6.4	6.4
	12.8	12.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	45.3%
International Equity Funds	8.3%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	28.4%
Short-Term Funds	12.8%

Six months ago
Domestic Equity Funds	45.3%
International Equity Funds	8.4%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	28.3%
Short-Term Funds	12.7%

Expected
Domestic Equity Funds	45.4%
International Equity Funds	8.2%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.3%
Short-Term Funds	13.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2011. The current allocation is based on the fund's holdings as of January 31, 2012. The expected allocation represents the fund's anticipated allocation at July 31, 2012.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 53.6%
	Shares	Value
Domestic Equity Funds - 45.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	7,430	$ 128,468
Fidelity Blue Chip Growth Fund	2,629	119,049
Fidelity Disciplined Equity Fund	8,083	181,309
Fidelity Equity-Income Fund	4,258	182,104
Fidelity Series 100 Index Fund	10,912	100,175
Fidelity Series Broad Market Opportunities Fund	18,037	182,174
Fidelity Series Small Cap Opportunities Fund	1,651	18,139
TOTAL DOMESTIC EQUITY FUNDS		911,418
International Equity Funds - 8.3%
Fidelity Advisor International Discovery Fund Institutional Class	5,771	167,423
TOTAL EQUITY FUNDS (Cost $997,567)		1,078,841
Fixed-Income Funds - 33.6%

High Yield Fixed-Income Funds - 5.2%
Fidelity Capital & Income Fund	5,769	51,863
Fidelity Strategic Income Fund	4,717	51,930
TOTAL HIGH YIELD FIXED-INCOME FUNDS		103,793

	Shares	Value
Investment Grade Fixed-Income Funds - 28.4%
Fidelity Government Income Fund	10,587	$ 114,448
Fidelity Strategic Real Return Fund	12,005	113,811
Fidelity Total Bond Fund	31,144	343,513
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		571,772
TOTAL FIXED-INCOME FUNDS (Cost $664,554)		675,565
Short-Term Funds - 12.8%

Fidelity Institutional Money Market Portfolio Institutional Class	128,792	128,792
Fidelity Short-Term Bond Fund	15,127	129,181
TOTAL SHORT-TERM FUNDS (Cost $257,013)		257,973
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,919,134)	2,012,379
NET OTHER ASSETS (LIABILITIES) - 0.0%	(69)
NET ASSETS - 100%	$ 2,012,310
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $1,919,134) - See accompanying schedule	$ 2,012,379

Liabilities
Distribution and service plan fees payable	69

Net Assets	$ 2,012,310
Net Assets consist of:
Paid in capital	$ 2,039,464
Undistributed net investment income	414
Accumulated undistributed net realized gain (loss) on investments	(120,813)
Net unrealized appreciation (depreciation) on investments	93,245
Net Assets	$ 2,012,310

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($209,192 ÷ 4,358.84 shares)	$ 47.99

Maximum offering price per share (100/94.25 of $47.99)	$ 50.92
Class T: Net Asset Value and redemption price per share ($22,707 ÷ 472.84 shares)	$ 48.02

Maximum offering price per share (100/96.50 of $48.02)	$ 49.76

Class C: Net Asset Value and offering price per share ($18,762 ÷ 390.58 shares)A	$ 48.04

Income Replacement 2032: Net Asset Value, offering price and redemption price per share ($1,745,723 ÷ 36,367.57 shares)	$ 48.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($15,926 ÷ 331.78 shares)	$ 48.00

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 19,230

Expenses
Distribution and service plan fees	$ 408
Independent trustees' compensation	3
Total expenses before reductions	411
Expense reductions	(3)	408
Net investment income (loss)		18,822
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	33,418
Capital gain distributions from underlying funds	12,564
Total net realized gain (loss)		45,982
Change in net unrealized appreciation (depreciation) on underlying funds		(63,406)
Net gain (loss)		(17,424)
Net increase (decrease) in net assets resulting from operations		$ 1,398

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,822	$ 39,055
Net realized gain (loss)	45,982	205,014
Change in net unrealized appreciation (depreciation)	(63,406)	10,190
Net increase (decrease) in net assets resulting from operations	1,398	254,259
Distributions to shareholders from net investment income	(18,698)	(39,246)
Distributions to shareholders from net realized gain	(4,841)	(8,488)
Total distributions	(23,539)	(47,734)
Share transactions - net increase (decrease)	455,535	(344,791)
Total increase (decrease) in net assets	433,394	(138,266)

Net Assets
Beginning of period	1,578,916	1,717,182
End of period (including undistributed net investment income of $414 and undistributed net investment income of $290, respectively)	$ 2,012,310	$ 1,578,916

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.07	$ 44.19	$ 40.21	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.505	.796	.727	.930	1.019
Net realized and unrealized gain (loss)	(.940)	5.086	4.154	(5.570)	(3.322)
Total from investment operations	(.435)	5.882	4.881	(4.640)	(2.303)
Distributions from net investment income	(.504)	(.812)	(.796)	(.960)	(.987)
Distributions from net realized gain	(.141)	(.190)	(.105)	(.710)	(.190)
Total distributions	(.645)	(1.002)	(.901)	(1.670)	(1.177)
Net asset value, end of period	$ 47.99	$ 49.07	$ 44.19	$ 40.21	$ 46.52
Total Return B,C,D	(.84)%	13.38%	12.19%	(9.66)%	(4.75)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	25%	25%	25%	25% A
Net investment income (loss)	2.17% A	1.66%	1.67%	2.43%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 209	$ 214	$ 200	$ 183	$ 402
Portfolio turnover rate	44% A	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.10	$ 44.20	$ 40.22	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.448	.676	.620	.821	.918
Net realized and unrealized gain (loss)	(.953)	5.107	4.147	(5.548)	(3.339)
Total from investment operations	(.505)	5.783	4.767	(4.727)	(2.421)
Distributions from net investment income	(.434)	(.693)	(.682)	(.863)	(.869)
Distributions from net realized gain	(.141)	(.190)	(.105)	(.710)	(.190)
Total distributions	(.575)	(.883)	(.787)	(1.573)	(1.059)
Net asset value, end of period	$ 48.02	$ 49.10	$ 44.20	$ 40.22	$ 46.52
Total Return B,C,D	(.99)%	13.14%	11.90%	(9.88)%	(4.98)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	50%	.50%	.50%	50% A
Net investment income (loss)	1.92% A	1.41%	1.43%	2.18%	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23	$ 27	$ 35	$ 54	$ 95
Portfolio turnover rate	44% A	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.12	$ 44.22	$ 40.23	$ 46.51	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.332	.434	.403	.624	.690
Net realized and unrealized gain (loss)	(.941)	5.102	4.143	(5.532)	(3.342)
Total from investment operations	(.609)	5.536	4.546	(4.908)	(2.652)
Distributions from net investment income	(.330)	(.446)	(.451)	(.662)	(.648)
Distributions from net realized gain	(.141)	(.190)	(.105)	(.710)	(.190)
Total distributions	(.471)	(.636)	(.556)	(1.372)	(.838)
Net asset value, end of period	$ 48.04	$ 49.12	$ 44.22	$ 40.23	$ 46.51
Total Return B,C,D	(1.21)%	12.55%	11.33%	(10.32)%	(5.42)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	1.43% A	.91%	.93%	1.68%	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19	$ 22	$ 29	$ 46	$ 95
Portfolio turnover rate	44% A	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2032

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.08	$ 44.19	$ 40.22	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.562	.918	.832	1.014	1.122
Net realized and unrealized gain (loss)	(.940)	5.095	4.147	(5.557)	(3.310)
Total from investment operations	(.378)	6.013	4.979	(4.543)	(2.188)
Distributions from net investment income	(.561)	(.933)	(.904)	(1.057)	(1.092)
Distributions from net realized gain	(.141)	(.190)	(.105)	(.710)	(.190)
Total distributions	(.702)	(1.123)	(1.009)	(1.767)	(1.282)
Net asset value, end of period	$ 48.00	$ 49.08	$ 44.19	$ 40.22	$ 46.53
Total Return B,C	(.72)%	13.68%	12.44%	(9.43)%	(4.53)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.42% A	1.91%	1.92%	2.68%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,746	$ 1,297	$ 1,391	$ 1,285	$ 731
Portfolio turnover rate	44% A	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.08	$ 44.19	$ 40.22	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.564	.904	.834	1.009	1.147
Net realized and unrealized gain (loss)	(.942)	5.109	4.145	(5.552)	(3.335)
Total from investment operations	(.378)	6.013	4.979	(4.543)	(2.188)
Distributions from net investment income	(.561)	(.933)	(.904)	(1.057)	(1.092)
Distributions from net realized gain	(.141)	(.190)	(.105)	(.710)	(.190)
Total distributions	(.702)	(1.123)	(1.009)	(1.767)	(1.282)
Net asset value, end of period	$ 48.00	$ 49.08	$ 44.19	$ 40.22	$ 46.53
Total Return B,C	(.72)%	13.68%	12.44%	(9.43)%	(4.53)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.42% A	1.91%	1.92%	2.68%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16	$ 19	$ 61	$ 55	$ 96
Portfolio turnover rate	44% A	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.5	5.5
Fidelity Blue Chip Growth Fund	6.0	0.0
Fidelity Disciplined Equity Fund	9.2	5.8
Fidelity Equity-Income Fund	9.2	5.7
Fidelity Large Cap Core Enhanced Index Fund	0.0	9.4
Fidelity Series 100 Index Fund	5.1	7.0
Fidelity Series Broad Market Opportunities Fund	9.2	9.2
Fidelity Series Small Cap Opportunities Fund	0.9	3.7
	46.1	46.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.1	9.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.7	2.7
Fidelity Strategic Income Fund	2.7	2.8
	5.4	5.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.6	5.6
Fidelity Strategic Real Return Fund	5.6	5.5
Fidelity Total Bond Fund	16.8	16.7
	28.0	27.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.7	5.5
Fidelity Short-Term Bond Fund	5.7	5.5
	11.4	11.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	46.1%
International Equity Funds	9.1%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	28.0%
Short-Term Funds	11.4%

Six months ago
Domestic Equity Funds	46.3%
International Equity Funds	9.4%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	27.8%
Short-Term Funds	11.0%

Expected
Domestic Equity Funds	46.2%
International Equity Funds	8.9%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	27.8%
Short-Term Funds	11.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2011. The current allocation is based on the fund's holdings as of January 31, 2012. The expected allocation represents the fund's anticipated allocation at July 31, 2012.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 55.2%
	Shares	Value
Domestic Equity Funds - 46.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	8,032	$ 138,871
Fidelity Blue Chip Growth Fund	2,841	128,645
Fidelity Disciplined Equity Fund	8,731	195,835
Fidelity Equity-Income Fund	4,599	196,696
Fidelity Series 100 Index Fund	11,804	108,363
Fidelity Series Broad Market Opportunities Fund	19,482	196,772
Fidelity Series Small Cap Opportunities Fund	1,793	19,700
TOTAL DOMESTIC EQUITY FUNDS		984,882
International Equity Funds - 9.1%
Fidelity Advisor International Discovery Fund Institutional Class	6,721	194,983
TOTAL EQUITY FUNDS (Cost $1,028,557)		1,179,865
Fixed-Income Funds - 33.4%

High Yield Fixed-Income Funds - 5.4%
Fidelity Capital & Income Fund	6,420	57,716
Fidelity Strategic Income Fund	5,249	57,788
TOTAL HIGH YIELD FIXED-INCOME FUNDS		115,504

	Shares	Value
Investment Grade Fixed-Income Funds - 28.0%
Fidelity Government Income Fund	11,072	$ 119,685
Fidelity Strategic Real Return Fund	12,554	119,015
Fidelity Total Bond Fund	32,570	359,243
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		597,943
TOTAL FIXED-INCOME FUNDS (Cost $654,289)		713,447
Short-Term Funds - 11.4%

Fidelity Institutional Money Market Portfolio Institutional Class	122,303	122,303
Fidelity Short-Term Bond Fund	14,365	122,674
TOTAL SHORT-TERM FUNDS (Cost $241,143)		244,977
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,923,989)	2,138,289
NET OTHER ASSETS (LIABILITIES) - 0.0%	(25)
NET ASSETS - 100%	$ 2,138,264
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $1,923,989) - See accompanying schedule	$ 2,138,289

Liabilities
Distribution and service plan fees payable	25

Net Assets	$ 2,138,264
Net Assets consist of:
Paid in capital	$ 2,046,846
Undistributed net investment income	461
Accumulated undistributed net realized gain (loss) on investments	(123,343)
Net unrealized appreciation (depreciation) on investments	214,300
Net Assets	$ 2,138,264
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($17,150 ÷ 356.09 shares)	$ 48.16

Maximum offering price per share (100/94.25 of $48.16)	$ 51.10

Class T: Net Asset Value and redemption price per share ($22,538 ÷ 467.99 shares)	$ 48.16

Maximum offering price per share (100/96.50 of $48.16)	$ 49.91
Class C: Net Asset Value and offering price per share ($17,023 ÷ 353.23 shares)A	$ 48.19

Income Replacement 2034: Net Asset Value, offering price and redemption price per share ($1,963,506 ÷ 40,790.63 shares)	$ 48.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($118,047 ÷ 2,452.16 shares)	$ 48.14

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 25,307

Expenses
Distribution and service plan fees	$ 164
Independent trustees' compensation	4
Total expenses before reductions	168
Expense reductions	(4)	164
Net investment income (loss)		25,143
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	9,693
Capital gain distributions from underlying funds	17,000
Total net realized gain (loss)		26,693
Change in net unrealized appreciation (depreciation) on underlying funds		(75,722)
Net gain (loss)		(49,029)
Net increase (decrease) in net assets resulting from operations		$ (23,886)

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,143	$ 37,568
Net realized gain (loss)	26,693	628
Change in net unrealized appreciation (depreciation)	(75,722)	213,839
Net increase (decrease) in net assets resulting from operations	(23,886)	252,035
Distributions to shareholders from net investment income	(25,108)	(37,649)
Distributions to shareholders from net realized gain	(6,232)	(8,111)
Total distributions	(31,340)	(45,760)
Share transactions - net increase (decrease)	(46,768)	179,595
Total increase (decrease) in net assets	(101,994)	385,870

Net Assets
Beginning of period	2,240,258	1,854,388
End of period (including undistributed net investment income of $461 and undistributed net investment income of $426, respectively)	$ 2,138,264	$ 2,240,258

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.33	$ 44.27	$ 40.29	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.507	.799	.753	.923	.994
Net realized and unrealized gain (loss)	(1.028)	5.233	4.174	(5.753)	(3.438)
Total from investment operations	(.521)	6.032	4.927	(4.830)	(2.444)
Distributions from net investment income	(.508)	(.772)	(.758)	(.890)	(.956)
Distributions from net realized gain	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(.649)	(.972)	(.947)	(1.280)	(1.156)
Net asset value, end of period	$ 48.16	$ 49.33	$ 44.27	$ 40.29	$ 46.40
Total Return B,C,D	(1.01)%	13.69%	12.29%	(10.20)%	(5.04)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.26%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.26%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.26%	.25% A
Net investment income (loss)	2.17% A	1.66%	1.73%	2.46%	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17	$ 20	$ 27	$ 63	$ 138
Portfolio turnover rate	44% A	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.34	$ 44.27	$ 40.29	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.448	.681	.645	.828	.875
Net realized and unrealized gain (loss)	(1.045)	5.247	4.175	(5.757)	(3.431)
Total from investment operations	(.597)	5.928	4.820	(4.929)	(2.556)
Distributions from net investment income	(.442)	(.658)	(.651)	(.791)	(.844)
Distributions from net realized gain	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(.583)	(.858)	(.840)	(1.181)	(1.044)
Net asset value, end of period	$ 48.16	$ 49.34	$ 44.27	$ 40.29	$ 46.40
Total Return B,C,D	(1.17)%	13.45%	12.01%	(10.44)%	(5.25)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50%	.51%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.51%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.51%	.50% A
Net investment income (loss)	1.92% A	1.42%	1.48%	2.21%	1.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23	$ 27	$ 35	$ 54	$ 95
Portfolio turnover rate	44% A	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.37	$ 44.30	$ 40.30	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.332	.439	.426	.631	.658
Net realized and unrealized gain (loss)	(1.033)	5.239	4.185	(5.740)	(3.448)
Total from investment operations	(.701)	5.678	4.611	(5.109)	(2.790)
Distributions from net investment income	(.338)	(.408)	(.422)	(.591)	(.620)
Distributions from net realized gain	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(.479)	(.608)	(.611)	(.981)	(.820)
Net asset value, end of period	$ 48.19	$ 49.37	$ 44.30	$ 40.30	$ 46.39
Total Return B,C,D	(1.39)%	12.85%	11.47%	(10.88)%	(5.70)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.01%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.01%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.01%	1.00% A
Net investment income (loss)	1.42% A	.91%	.98%	1.71%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17	$ 20	$ 27	$ 41	$ 94
Portfolio turnover rate	44% A	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2034

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.31	$ 44.26	$ 40.28	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.566	.921	.862	.988	1.090
Net realized and unrealized gain (loss)	(1.027)	5.227	4.183	(5.729)	(3.425)
Total from investment operations	(.461)	6.148	5.045	(4.741)	(2.335)
Distributions from net investment income	(.568)	(.898)	(.876)	(.989)	(1.065)
Distributions from net realized gain	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(.709)	(1.098)	(1.065)	(1.379)	(1.265)
Net asset value, end of period	$ 48.14	$ 49.31	$ 44.26	$ 40.28	$ 46.40
Total Return B,C	(.88)%	13.97%	12.59%	(9.98)%	(4.83)%
Ratios to Average Net Assets E,H
Expenses before reductions	.00% A,F	.00% F	.00% F	.01%	.00% A,F
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.01%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.01%	.00% A
Net investment income (loss)	2.42% A	1.92%	1.98%	2.71%	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,964	$ 2,066	$ 1,672	$ 1,628	$ 552
Portfolio turnover rate	44% A	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.31	$ 44.26	$ 40.28	$ 46.41	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.565	.922	.860	1.002	1.114
Net realized and unrealized gain (loss)	(1.026)	5.226	4.185	(5.753)	(3.439)
Total from investment operations	(.461)	6.148	5.045	(4.751)	(2.325)
Distributions from net investment income	(.568)	(.898)	(.876)	(.989)	(1.065)
Distributions from net realized gain	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(.709)	(1.098)	(1.065)	(1.379)	(1.265)
Net asset value, end of period	$ 48.14	$ 49.31	$ 44.26	$ 40.28	$ 46.41
Total Return B,C	(.88)%	13.97%	12.59%	(10.00)%	(4.81)%
Ratios to Average Net Assets E,H
Expenses before reductions	.00% A,F	.00% F	.00% F	.01%	.00% A,F
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.01%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.01%	.00% A
Net investment income (loss)	2.42% A	1.92%	1.98%	2.71%	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 118	$ 107	$ 94	$ 108	$ 95
Portfolio turnover rate	44% A	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.6	5.6
Fidelity Blue Chip Growth Fund	6.1	0.0
Fidelity Disciplined Equity Fund	9.3	5.8
Fidelity Equity-Income Fund	9.4	5.8
Fidelity Large Cap Core Enhanced Index Fund	0.0	9.5
Fidelity Series 100 Index Fund	5.2	7.2
Fidelity Series Broad Market Opportunities Fund	9.4	9.4
Fidelity Series Small Cap Opportunities Fund	0.9	3.7
	46.9	47.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.0	10.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.8	2.9
Fidelity Strategic Income Fund	2.9	2.9
	5.7	5.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.4
Fidelity Strategic Real Return Fund	5.4	5.4
Fidelity Total Bond Fund	16.4	16.3
	27.2	27.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.1	4.9
Fidelity Short-Term Bond Fund	5.1	4.9
	10.2	9.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	46.9%
International Equity Funds	10.0%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	27.2%
Short-Term Funds	10.2%

Six months ago
Domestic Equity Funds	47.0%
International Equity Funds	10.3%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	27.1%
Short-Term Funds	9.8%

Expected
Domestic Equity Funds	47.0%
International Equity Funds	9.8%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	27.3%
Short-Term Funds	10.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2011. The current allocation is based on the fund's holdings as of January 31, 2012. The expected allocation represents the fund's anticipated allocation at July 31, 2012.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 56.9%
	Shares	Value
Domestic Equity Funds - 46.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	10,818	$ 187,046
Fidelity Blue Chip Growth Fund	3,826	173,235
Fidelity Disciplined Equity Fund	11,758	263,736
Fidelity Equity-Income Fund	6,193	264,895
Fidelity Series 100 Index Fund	15,886	145,833
Fidelity Series Broad Market Opportunities Fund	26,237	264,997
Fidelity Series Small Cap Opportunities Fund	2,422	26,613
TOTAL DOMESTIC EQUITY FUNDS		1,326,355
International Equity Funds - 10.0%
Fidelity Advisor International Discovery Fund Institutional Class	9,725	282,128
TOTAL EQUITY FUNDS (Cost $1,693,668)		1,608,483
Fixed-Income Funds - 32.9%

High Yield Fixed-Income Funds - 5.7%
Fidelity Capital & Income Fund	8,871	79,752
Fidelity Strategic Income Fund	7,253	79,854
TOTAL HIGH YIELD FIXED-INCOME FUNDS		159,606

	Shares	Value
Investment Grade Fixed-Income Funds - 27.2%
Fidelity Government Income Fund	14,245	$ 153,992
Fidelity Strategic Real Return Fund	16,153	153,133
Fidelity Total Bond Fund	41,955	462,765
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		769,890
TOTAL FIXED-INCOME FUNDS (Cost $934,271)		929,496
Short-Term Funds - 10.2%

Fidelity Institutional Money Market Portfolio Institutional Class	144,464	144,464
Fidelity Short-Term Bond Fund	16,967	144,901
TOTAL SHORT-TERM FUNDS (Cost $289,229)		289,365
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,917,168)	2,827,344
NET OTHER ASSETS (LIABILITIES) - 0.0%	(209)
NET ASSETS - 100%	$ 2,827,135
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $2,917,168) - See accompanying schedule	$ 2,827,344
Cash	75
Total assets	2,827,419

Liabilities
Distribution and service plan fees payable	284

Net Assets	$ 2,827,135
Net Assets consist of:
Paid in capital	$ 3,150,998
Undistributed net investment income	520
Accumulated undistributed net realized gain (loss) on investments	(234,559)
Net unrealized appreciation (depreciation) on investments	(89,824)
Net Assets	$ 2,827,135

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($26,469 ÷ 555.33 shares)	$ 47.66

Maximum offering price per share (100/94.25 of $47.66)	$ 50.57
Class T: Net Asset Value and redemption price per share ($275,949 ÷ 5,792.59 shares)	$ 47.64

Maximum offering price per share (100/96.50 of $47.64)	$ 49.37

Class C: Net Asset Value and offering price per share ($199,958 ÷ 4,198.78 shares)A	$ 47.62

Income Replacement 2036: Net Asset Value, offering price and redemption price per share ($2,297,390 ÷ 48,211.03 shares)	$ 47.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,369 ÷ 574.37 shares)	$ 47.65

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 33,136

Expenses
Distribution and service plan fees	$ 1,694
Independent trustees' compensation	5
Total expenses before reductions	1,699
Expense reductions	(5)	1,694
Net investment income (loss)		31,442
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(26,763)
Capital gain distributions from underlying funds	22,670
Total net realized gain (loss)		(4,093)
Change in net unrealized appreciation (depreciation) on underlying funds		(92,304)
Net gain (loss)		(96,397)
Net increase (decrease) in net assets resulting from operations		$ (64,955)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,442	$ 34,462
Net realized gain (loss)	(4,093)	25,210
Change in net unrealized appreciation (depreciation)	(92,304)	122,897
Net increase (decrease) in net assets resulting from operations	(64,955)	182,569
Distributions to shareholders from net investment income	(31,450)	(34,152)
Distributions to shareholders from net realized gain	(7,797)	(6,329)
Total distributions	(39,247)	(40,481)
Share transactions - net increase (decrease)	(64,678)	1,729,093
Total increase (decrease) in net assets	(168,880)	1,871,181

Net Assets
Beginning of period	2,996,015	1,124,834
End of period (including undistributed net investment income of $520 and undistributed net investment income of $528, respectively)	$ 2,827,135	$ 2,996,015

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.92	$ 43.73	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.491	.811	.748	.937	.951
Net realized and unrealized gain (loss)	(1.106)	5.306	4.178	(6.127)	(3.464)
Total from investment operations	(.615)	6.117	4.926	(5.190)	(2.513)
Distributions from net investment income	(.508)	(.771)	(.752)	(.940)	(.897)
Distributions from net realized gain	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(.645)	(.927)	(.896)	(1.510)	(1.087)
Net asset value, end of period	$ 47.66	$ 48.92	$ 43.73	$ 39.70	$ 46.40
Total Return B,C,D	(1.21)%	14.05%	12.46%	(10.72)%	(5.17)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	25%	.25%	25% A
Net investment income (loss)	2.13% A	1.70%	1.74%	2.52%	2.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26	$ 31	$ 40	$ 54	$ 95
Portfolio turnover rate	76% A	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.89	$ 43.72	$ 39.69	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.433	.693	.639	.844	.823
Net realized and unrealized gain (loss)	(1.093)	5.287	4.183	(6.122)	(3.449)
Total from investment operations	(.660)	5.980	4.822	(5.278)	(2.626)
Distributions from net investment income	(.453)	(.654)	(.648)	(.852)	(.794)
Distributions from net realized gain	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(.590)	(.810)	(.792)	(1.422)	(.984)
Net asset value, end of period	$ 47.64	$ 48.89	$ 43.72	$ 39.69	$ 46.39
Total Return B,C,D	(1.31)%	13.73%	12.19%	(10.93)%	(5.39)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.88% A	1.45%	1.49%	2.28%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 276	$ 288	$ 265	$ 265	$ 384
Portfolio turnover rate	76% A	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.88	$ 43.74	$ 39.71	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.317	.454	.424	.655	.609
Net realized and unrealized gain (loss)	(1.098)	5.293	4.179	(6.114)	(3.465)
Total from investment operations	(.781)	5.747	4.603	(5.459)	(2.856)
Distributions from net investment income	(.342)	(.451)	(.429)	(.651)	(.564)
Distributions from net realized gain	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(.479)	(.607)	(.573)	(1.221)	(.754)
Net asset value, end of period	$ 47.62	$ 48.88	$ 43.74	$ 39.71	$ 46.39
Total Return B,C,D	(1.57)%	13.17%	11.61%	(11.38)%	(5.82)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	1.38% A	.95%	.99%	1.77%	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 200	$ 216	$ 119	$ 116	$ 94
Portfolio turnover rate	76% A	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2036

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.91	$ 43.73	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.548	.939	.854	1.034	1.043
Net realized and unrealized gain (loss)	(1.104)	5.291	4.183	(6.126)	(3.445)
Total from investment operations	(.556)	6.230	5.037	(5.092)	(2.402)
Distributions from net investment income	(.567)	(.894)	(.863)	(1.038)	(1.008)
Distributions from net realized gain	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(.704)	(1.050)	(1.007)	(1.608)	(1.198)
Net asset value, end of period	$ 47.65	$ 48.91	$ 43.73	$ 39.70	$ 46.40
Total Return B,C	(1.09)%	14.32%	12.75%	(10.48)%	(4.96)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.38% A	1.95%	1.99%	2.78%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,297	$ 2,433	$ 598	$ 632	$ 986
Portfolio turnover rate	76% A	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.90	$ 43.73	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.548	.929	.851	1.031	1.064
Net realized and unrealized gain (loss)	(1.094)	5.291	4.186	(6.123)	(3.466)
Total from investment operations	(.546)	6.220	5.037	(5.092)	(2.402)
Distributions from net investment income	(.567)	(.894)	(.863)	(1.038)	(1.008)
Distributions from net realized gain	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(.704)	(1.050)	(1.007)	(1.608)	(1.198)
Net asset value, end of period	$ 47.65	$ 48.90	$ 43.73	$ 39.70	$ 46.40
Total Return B,C	(1.06)%	14.30%	12.75%	(10.48)%	(4.96)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.38% A	1.95%	1.99%	2.78%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27	$ 28	$ 103	$ 67	$ 119
Portfolio turnover rate	76% A	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.7	5.8
Fidelity Blue Chip Growth Fund	6.3	0.0
Fidelity Disciplined Equity Fund	9.5	6.0
Fidelity Equity-Income Fund	9.6	5.9
Fidelity Large Cap Core Enhanced Index Fund	0.0	9.8
Fidelity Series 100 Index Fund	5.3	7.4
Fidelity Series Broad Market Opportunities Fund	9.6	9.6
Fidelity Series Small Cap Opportunities Fund	1.0	3.8
	48.0	48.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.9	11.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.0	3.0
Fidelity Strategic Income Fund	3.0	3.1
	6.0	6.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.3
Fidelity Strategic Real Return Fund	5.3	5.3
Fidelity Total Bond Fund	16.1	16.0
	26.7	26.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.2	3.8
Fidelity Short-Term Bond Fund	4.2	3.9
	8.4	7.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	48.0%
International Equity Funds	10.9%
High Yield Fixed-Income Funds	6.0%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	8.4%

Six months ago
Domestic Equity Funds	48.3%
International Equity Funds	11.3%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	26.6%
Short-Term Funds	7.7%

Expected
Domestic Equity Funds	48.0%
International Equity Funds	10.7%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	26.6%
Short-Term Funds	8.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2011. The current allocation is based on the fund's holdings as of January 31, 2012. The expected allocation represents the fund's anticipated allocation at July 31, 2012.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 58.9%
	Shares	Value
Domestic Equity Funds - 48.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	5,527	$ 95,565
Fidelity Blue Chip Growth Fund	1,958	88,652
Fidelity Disciplined Equity Fund	6,014	134,891
Fidelity Equity-Income Fund	3,168	135,482
Fidelity Series 100 Index Fund	8,116	74,509
Fidelity Series Broad Market Opportunities Fund	13,419	135,534
Fidelity Series Small Cap Opportunities Fund	1,237	13,596
TOTAL DOMESTIC EQUITY FUNDS		678,229
International Equity Funds - 10.9%
Fidelity Advisor International Discovery Fund Institutional Class	5,318	154,287
TOTAL EQUITY FUNDS (Cost $707,620)		832,516
Fixed-Income Funds - 32.7%

High Yield Fixed-Income Funds - 6.0%
Fidelity Capital & Income Fund	4,677	42,047
Fidelity Strategic Income Fund	3,824	42,101
TOTAL HIGH YIELD FIXED-INCOME FUNDS		84,148

	Shares	Value
Investment Grade Fixed-Income Funds - 26.7%
Fidelity Government Income Fund	7,008	$ 75,759
Fidelity Strategic Real Return Fund	7,947	75,338
Fidelity Total Bond Fund	20,589	227,099
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		378,196
TOTAL FIXED-INCOME FUNDS (Cost $423,017)		462,344
Short-Term Funds - 8.4%

Fidelity Institutional Money Market Portfolio Institutional Class	59,666	59,666
Fidelity Short-Term Bond Fund	7,008	59,846
TOTAL SHORT-TERM FUNDS (Cost $117,514)		119,512
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,248,151)		1,414,372
NET OTHER ASSETS (LIABILITIES) - 0.0%		(29)
NET ASSETS - 100%		$ 1,414,343
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

3Statement of Assets and Liabilities

January 31, 2012 (Unaudited)
Assets
Investment in securities, at value (cost $1,248,151) - See accompanying schedule	$ 1,414,372
Cash	39
Total assets	1,414,411

Liabilities
Distribution and service plan fees payable	68

Net Assets	$ 1,414,343
Net Assets consist of:
Paid in capital	$ 1,311,822
Undistributed net investment income	288
Accumulated undistributed net realized gain (loss) on investments	(63,988)
Net unrealized appreciation (depreciation) on investments	166,221
Net Assets	$ 1,414,343
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($33,852 ÷ 722.34 shares)	$ 46.86

Maximum offering price per share (100/94.25 of $46.86)	$ 49.72
Class T: Net Asset Value and redemption price per share ($104,164 ÷ 2,223.05 shares)	$ 46.86

Maximum offering price per share (100/96.50 of $46.86)	$ 48.56

Class C: Net Asset Value and offering price per share ($71,206 ÷ 1,520.27 shares)A	$ 46.84

Income Replacement 2038: Net Asset Value, offering price and redemption price per share ($1,180,624 ÷ 25,192.31 shares)	$ 46.86

Institutional Class: Net Asset Value, offering price and redemption price per share ($24,497 ÷ 522.77 shares)	$ 46.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

3Statement of Operations

Six months ended January 31, 2012 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 17,047

Expenses
Distribution and service plan fees	$ 647
Independent trustees' compensation	3
Total expenses before reductions	650
Expense reductions	(3)	647
Net investment income (loss)		16,400
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	23,099
Capital gain distributions from underlying funds	11,321
Total net realized gain (loss)		34,420
Change in net unrealized appreciation (depreciation) on underlying funds		(80,217)
Net gain (loss)		(45,797)
Net increase (decrease) in net assets resulting from operations		$ (29,397)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,400	$ 39,869
Net realized gain (loss)	34,420	(11,271)
Change in net unrealized appreciation (depreciation)	(80,217)	277,762
Net increase (decrease) in net assets resulting from operations	(29,397)	306,360
Distributions to shareholders from net investment income	(16,405)	(40,181)
Distributions to shareholders from net realized gain	(3,924)	(9,861)
Total distributions	(20,329)	(50,042)
Share transactions - net increase (decrease)	(143,264)	(897,193)
Total increase (decrease) in net assets	(192,990)	(640,875)

Net Assets
Beginning of period	1,607,333	2,248,208
End of period (including undistributed net investment income of $288 and undistributed net investment income of $293, respectively)	$ 1,414,343	$ 1,607,333

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.19	$ 43.01	$ 38.95	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.494	.858	.744	.856	.442
Net realized and unrealized gain (loss)	(1.176)	5.317	4.191	(6.093)	(4.811)
Total from investment operations	(.682)	6.175	4.935	(5.237)	(4.369)
Distributions from net investment income	(.514)	(.802)	(.710)	(.873)	(.371)
Distributions from net realized gain	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(.648)	(.995)	(.875)	(1.073)	(.371)
Net asset value, end of period	$ 46.86	$ 48.19	$ 43.01	$ 38.95	$ 45.26
Total Return B,C,D	(1.37)%	14.43%	12.72%	(11.24)%	(8.76)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25% A
Net investment income (loss)	2.18% A	1.82%	1.76%	2.44%	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34	$ 34	$ 32	$ 115	$ 91
Portfolio turnover rate	48% A	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.19	$ 43.01	$ 38.96	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.439	.736	.636	.791	.373
Net realized and unrealized gain (loss)	(1.177)	5.326	4.191	(6.111)	(4.809)
Total from investment operations	(.738)	6.062	4.827	(5.320)	(4.436)
Distributions from net investment income	(.458)	(.689)	(.612)	(.780)	(.304)
Distributions from net realized gain	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(.592)	(.882)	(.777)	(.980)	(.304)
Net asset value, end of period	$ 46.86	$ 48.19	$ 43.01	$ 38.96	$ 45.26
Total Return B,C,D	(1.49)%	14.15%	12.43%	(11.45)%	(8.89)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.93% A	1.57%	1.50%	2.20%	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104	$ 127	$ 37	$ 57	$ 91
Portfolio turnover rate	48% A	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.17	$ 42.98	$ 38.95	$ 45.24	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.325	.505	.424	.611	.233
Net realized and unrealized gain (loss)	(1.171)	5.319	4.192	(6.107)	(4.812)
Total from investment operations	(.846)	5.824	4.616	(5.496)	(4.579)
Distributions from net investment income	(.350)	(.441)	(.421)	(.594)	(.181)
Distributions from net realized gain	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(.484)	(.634)	(.586)	(.794)	(.181)
Net asset value, end of period	$ 46.84	$ 48.17	$ 42.98	$ 38.95	$ 45.24
Total Return B,C,D	(1.72)%	13.59%	11.87%	(11.89)%	(9.17)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	1.43% A	1.08%	1.01%	1.70%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 71	$ 72	$ 91	$ 57	$ 91
Portfolio turnover rate	48% A	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2038

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.19	$ 43.00	$ 38.96	$ 45.27	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.552	.969	.849	.965	.502
Net realized and unrealized gain (loss)	(1.177)	5.332	4.187	(6.112)	(4.795)
Total from investment operations	(.625)	6.301	5.036	(5.147)	(4.293)
Distributions from net investment income	(.571)	(.918)	(.831)	(.963)	(.437)
Distributions from net realized gain	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(.705)	(1.111)	(.996)	(1.163)	(.437)
Net asset value, end of period	$ 46.86	$ 48.19	$ 43.00	$ 38.96	$ 45.27
Total Return B,C	(1.24)%	14.74%	12.99%	(11.02)%	(8.61)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.43% A	2.07%	2.01%	2.69%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,181	$ 1,345	$ 2,051	$ 1,165	$ 1,122
Portfolio turnover rate	48% A	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.19	$ 43.00	$ 38.96	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.552	.973	.848	.974	.511
Net realized and unrealized gain (loss)	(1.177)	5.328	4.188	(6.111)	(4.814)
Total from investment operations	(.625)	6.301	5.036	(5.137)	(4.303)
Distributions from net investment income	(.571)	(.918)	(.831)	(.963)	(.437)
Distributions from net realized gain	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(.705)	(1.111)	(.996)	(1.163)	(.437)
Net asset value, end of period	$ 46.86	$ 48.19	$ 43.00	$ 38.96	$ 45.26
Total Return B,C	(1.24)%	14.74%	12.99%	(11.00)%	(8.63)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.43% A	2.07%	2.01%	2.69%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24	$ 29	$ 38	$ 58	$ 91
Portfolio turnover rate	48% A	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	7.0	5.9
Fidelity Blue Chip Growth Fund	6.4	0.0
Fidelity Disciplined Equity Fund	9.8	6.2
Fidelity Equity-Income Fund	9.8	6.1
Fidelity Large Cap Core Enhanced Index Fund	0.0	10.0
Fidelity Series 100 Index Fund	5.4	7.6
Fidelity Series Broad Market Opportunities Fund	9.8	9.9
Fidelity Series Small Cap Opportunities Fund	1.0	3.9
	49.2	49.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.0	12.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.1	3.2
Fidelity Strategic Income Fund	3.2	3.3
	6.3	6.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.3
Fidelity Strategic Real Return Fund	5.3	5.3
Fidelity Total Bond Fund	15.9	15.9
	26.5	26.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	3.0	2.5
Fidelity Short-Term Bond Fund	3.0	2.5
	6.0	5.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	49.2%
International Equity Funds	12.0%
High Yield Fixed-Income Funds	6.3%
Investment Grade Fixed-Income Funds	26.5%
Short-Term Funds	6.0%

Six months ago
Domestic Equity Funds	49.6%
International Equity Funds	12.4%
High Yield Fixed-Income Funds	6.5%
Investment Grade Fixed-Income Funds	26.5%
Short-Term Funds	5.0%

Expected
Domestic Equity Funds	49.3%
International Equity Funds	11.7%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	6.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2011. The current allocation is based on the fund's holdings as of January 31, 2012. The expected allocation represents the fund's anticipated allocation at July 31, 2012.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 61.2%
	Shares	Value
Domestic Equity Funds - 49.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	7,918	$ 136,910
Fidelity Blue Chip Growth Fund	2,802	126,878
Fidelity Disciplined Equity Fund	8,606	193,024
Fidelity Equity-Income Fund	4,533	193,871
Fidelity Series 100 Index Fund	11,630	106,759
Fidelity Series Broad Market Opportunities Fund	19,203	193,946
Fidelity Series Small Cap Opportunities Fund	1,759	19,336
TOTAL DOMESTIC EQUITY FUNDS		970,724
International Equity Funds - 12.0%
Fidelity Advisor International Discovery Fund Institutional Class	8,130	235,843
TOTAL EQUITY FUNDS (Cost $1,149,176)		1,206,567
Fixed-Income Funds - 32.8%

High Yield Fixed-Income Funds - 6.3%
Fidelity Capital & Income Fund	6,918	62,189
Fidelity Strategic Income Fund	5,655	62,266
TOTAL HIGH YIELD FIXED-INCOME FUNDS		124,455

	Shares	Value
Investment Grade Fixed-Income Funds - 26.5%
Fidelity Government Income Fund	9,674	$ 104,579
Fidelity Strategic Real Return Fund	10,970	103,992
Fidelity Total Bond Fund	28,458	313,891
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		522,462
TOTAL FIXED-INCOME FUNDS (Cost $628,613)		646,917
Short-Term Funds - 6.0%

Fidelity Institutional Money Market Portfolio Institutional Class	58,458	58,458
Fidelity Short-Term Bond Fund	6,866	58,635
TOTAL SHORT-TERM FUNDS (Cost $116,458)		117,093
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,894,247)		1,970,577
NET OTHER ASSETS (LIABILITIES) - 0.0%		(90)
NET ASSETS - 100%		$ 1,970,487
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)
Assets
Investment in securities, at value (cost $1,894,247) - See accompanying schedule		$ 1,970,577
Cash		40
Receivable for fund shares sold		245
Total assets		1,970,862

Liabilities
Payable for investments purchased	$ 241
Distribution and service plan fees payable	134
Total liabilities		375

Net Assets		$ 1,970,487
Net Assets consist of:
Paid in capital		$ 2,064,939
Undistributed net investment income		397
Accumulated undistributed net realized gain (loss) on investments		(171,179)
Net unrealized appreciation (depreciation) on investments		76,330
Net Assets		$ 1,970,487
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($80,680 ÷ 1,715.86 shares)		$ 47.02

Maximum offering price per share (100/94.25 of $47.02)		$ 49.89
Class T: Net Asset Value and redemption price per share ($129,798 ÷ 2,761.19 shares)		$ 47.01

Maximum offering price per share (100/96.50 of $47.01)		$ 48.72

Class C: Net Asset Value and offering price per share ($77,721 ÷ 1,654.10 shares)A		$ 46.99

Income Replacement 2040: Net Asset Value, offering price and redemption price per share ($1,680,371 ÷ 35,750.25 shares)		$ 47.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,917 ÷ 40.78 shares)		$ 47.01

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2012 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 24,757

Expenses
Distribution and service plan fees	$ 782
Independent trustees' compensation	4
Total expenses before reductions	786
Expense reductions	(4)	782
Net investment income (loss)		23,975
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	14,293
Capital gain distributions from underlying funds	15,825
Total net realized gain (loss)		30,118
Change in net unrealized appreciation (depreciation) on underlying funds		(90,405)
Net gain (loss)		(60,287)
Net increase (decrease) in net assets resulting from operations		$ (36,312)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,975	$ 34,389
Net realized gain (loss)	30,118	79,518
Change in net unrealized appreciation (depreciation)	(90,405)	119,745
Net increase (decrease) in net assets resulting from operations	(36,312)	233,652
Distributions to shareholders from net investment income	(23,946)	(34,374)
Distributions to shareholders from net realized gain	(5,624)	(7,263)
Total distributions	(29,570)	(41,637)
Share transactions - net increase (decrease)	(113,860)	390,065
Total increase (decrease) in net assets	(179,742)	582,080

Net Assets
Beginning of period	2,150,229	1,568,149
End of period (including undistributed net investment income of $397 and undistributed net investment income of $368, respectively)	$ 1,970,487	$ 2,150,229

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.44	$ 43.04	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.522	.789	.722	.933	.442
Net realized and unrealized gain (loss)	(1.287)	5.608	4.298	(6.238)	(4.814)
Total from investment operations	(.765)	6.397	5.020	(5.305)	(4.372)
Distributions from net investment income	(.523)	(.805)	(.710)	(.885)	(.398)
Distributions from net realized gain	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(.655)	(.997)	(.810)	(1.095)	(.398)
Net asset value, end of period	$ 47.02	$ 48.44	$ 43.04	$ 38.83	$ 45.23
Total Return B,C,D	(1.53)%	14.94%	12.97%	(11.41)%	(8.77)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25% A
Net investment income (loss)	2.29% A	1.67%	1.70%	2.60%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 81	$ 96	$ 34	$ 57	$ 91
Portfolio turnover rate	45% A	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.43	$ 43.05	$ 38.84	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.464	.672	.616	.836	.371
Net realized and unrealized gain (loss)	(1.288)	5.604	4.301	(6.227)	(4.809)
Total from investment operations	(.824)	6.276	4.917	(5.391)	(4.438)
Distributions from net investment income	(.464)	(.704)	(.607)	(.789)	(.332)
Distributions from net realized gain	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(.596)	(.896)	(.707)	(.999)	(.332)
Net asset value, end of period	$ 47.01	$ 48.43	$ 43.05	$ 38.84	$ 45.23
Total Return B,C,D	(1.66)%	14.64%	12.69%	(11.62)%	(8.90)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50% A
Net investment income (loss)	2.04% A	1.42%	1.45%	2.35%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 130	$ 131	$ 111	$ 102	$ 132
Portfolio turnover rate	45% A	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.42	$ 43.05	$ 38.84	$ 45.22	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.349	.435	.402	.664	.234
Net realized and unrealized gain (loss)	(1.290)	5.609	4.305	(6.229)	(4.816)
Total from investment operations	(.941)	6.044	4.707	(5.565)	(4.582)
Distributions from net investment income	(.357)	(.482)	(.397)	(.605)	(.198)
Distributions from net realized gain	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(.489)	(.674)	(.497)	(.815)	(.198)
Net asset value, end of period	$ 46.99	$ 48.42	$ 43.05	$ 38.84	$ 45.22
Total Return B,C,D	(1.91)%	14.08%	12.13%	(12.06)%	(9.18)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	1.54% A	.93%	.95%	1.85%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 78	$ 79	$ 99	$ 57	$ 91
Portfolio turnover rate	45% A	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2040

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.42	$ 43.04	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.577	.910	.833	1.015	.504
Net realized and unrealized gain (loss)	(1.287)	5.602	4.297	(6.231)	(4.810)
Total from investment operations	(.710)	6.512	5.130	(5.216)	(4.306)
Distributions from net investment income	(.578)	(.940)	(.820)	(.974)	(.464)
Distributions from net realized gain	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(.710)	(1.132)	(.920)	(1.184)	(.464)
Net asset value, end of period	$ 47.00	$ 48.42	$ 43.04	$ 38.83	$ 45.23
Total Return B,C	(1.41)%	15.21%	13.26%	(11.19)%	(8.64)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.54% A	1.93%	1.96%	2.85%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,680	$ 1,797	$ 1,262	$ 384	$ 598
Portfolio turnover rate	45% A	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.43	$ 43.04	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.580	.906	.828	1.022	.512
Net realized and unrealized gain (loss)	(1.290)	5.616	4.302	(6.238)	(4.818)
Total from investment operations	(.710)	6.522	5.130	(5.216)	(4.306)
Distributions from net investment income	(.578)	(.940)	(.820)	(.974)	(.464)
Distributions from net realized gain	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(.710)	(1.132)	(.920)	(1.184)	(.464)
Net asset value, end of period	$ 47.01	$ 48.43	$ 43.04	$ 38.83	$ 45.23
Total Return B,C	(1.41)%	15.24%	13.26%	(11.19)%	(8.64)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.54% A	1.93%	1.96%	2.85%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2	$ 48	$ 62	$ 57	$ 91
Portfolio turnover rate	45% A	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	7.1	6.1
Fidelity Blue Chip Growth Fund	6.6	0.0
Fidelity Disciplined Equity Fund	10.0	6.3
Fidelity Equity-Income Fund	10.1	6.2
Fidelity Large Cap Core Enhanced Index Fund	0.0	10.3
Fidelity Series 100 Index Fund	5.5	7.7
Fidelity Series Broad Market Opportunities Fund	10.1	10.1
Fidelity Series Small Cap Opportunities Fund	1.0	4.0
	50.4	50.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.7	12.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.3	3.3
Fidelity Strategic Income Fund	3.4	3.4
	6.7	6.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.3
Fidelity Strategic Real Return Fund	5.2	5.2
Fidelity Total Bond Fund	15.8	15.8
	26.3	26.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	1.9	1.7
Fidelity Short-Term Bond Fund	2.0	1.8
	3.9	3.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	50.4%
International Equity Funds	12.7%
High Yield Fixed-Income Funds	6.7%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	3.9%

Six months ago
Domestic Equity Funds	50.7%
International Equity Funds	12.8%
High Yield Fixed-Income Funds	6.7%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	3.5%

Expected
Domestic Equity Funds	50.6%
International Equity Funds	12.7%
High Yield Fixed-Income Funds	6.5%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	4.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2011. The current allocation is based on the fund's holdings as of January 31, 2012. The expected allocation represents the fund's anticipated allocation at July 31, 2012.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 63.1%
	Shares	Value
Domestic Equity Funds - 50.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	24,057	$ 415,945
Fidelity Blue Chip Growth Fund	8,528	386,140
Fidelity Disciplined Equity Fund	26,175	587,097
Fidelity Equity-Income Fund	13,787	589,675
Fidelity Series 100 Index Fund	35,359	324,594
Fidelity Series Broad Market Opportunities Fund	58,406	589,901
Fidelity Series Small Cap Opportunities Fund	5,383	59,163
TOTAL DOMESTIC EQUITY FUNDS		2,952,515
International Equity Funds - 12.7%
Fidelity Advisor International Discovery Fund Institutional Class	25,573	741,866
TOTAL EQUITY FUNDS (Cost $3,446,428)		3,694,381
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 6.7%
Fidelity Capital & Income Fund	21,660	194,719
Fidelity Strategic Income Fund	17,708	194,969
TOTAL HIGH YIELD FIXED-INCOME FUNDS		389,688

	Shares	Value
Investment Grade Fixed-Income Funds - 26.3%
Fidelity Government Income Fund	28,510	$ 308,193
Fidelity Strategic Real Return Fund	32,328	306,473
Fidelity Total Bond Fund	83,809	924,416
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,539,082
TOTAL FIXED-INCOME FUNDS (Cost $1,830,287)		1,928,770
Short-Term Funds - 3.9%

Fidelity Institutional Money Market Portfolio Institutional Class	113,780	113,780
Fidelity Short-Term Bond Fund	13,363	114,123
TOTAL SHORT-TERM FUNDS (Cost $226,058)		227,903
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,502,773)		5,851,054
NET OTHER ASSETS (LIABILITIES) - 0.0%		7
NET ASSETS - 100%		$ 5,851,061
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2012 (Unaudited)
Assets
Investment in securities, at value (cost $5,502,773) - See accompanying schedule	$ 5,851,054
Cash	40
Total assets	5,851,094

Liabilities
Distribution and service plan fees payable	33

Net Assets	$ 5,851,061
Net Assets consist of:
Paid in capital	$ 5,617,213
Undistributed net investment income	1,267
Accumulated undistributed net realized gain (loss) on investments	(115,700)
Net unrealized appreciation (depreciation) on investments	348,281
Net Assets	$ 5,851,061
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($19,248 ÷ 409.15 shares)	$ 47.04

Maximum offering price per share (100/94.25 of $47.04)	$ 49.91
Class T: Net Asset Value and redemption price per share ($24,056 ÷ 511.27 shares)	$ 47.05

Maximum offering price per share (100/96.50 of $47.05)	$ 48.76

Class C: Net Asset Value and offering price per share ($23,560 ÷ 500.90 shares)A	$ 47.04

Income Replacement 2042: Net Asset Value, offering price and redemption price per share ($5,759,630 ÷ 122,460.55 shares)	$ 47.03

Institutional Class: Net Asset Value, offering price and redemption price per share ($24,567 ÷ 522.37 shares)	$ 47.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2012 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 71,187

Expenses
Distribution and service plan fees	$ 202
Independent trustees' compensation	10
Total expenses before reductions	212
Expense reductions	(10)	202
Net investment income (loss)		70,985
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(37,677)
Capital gain distributions from underlying funds	45,209
Total net realized gain (loss)		7,532
Change in net unrealized appreciation (depreciation) on underlying funds		(170,842)
Net gain (loss)		(163,310)
Net increase (decrease) in net assets resulting from operations		$ (92,325)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 70,985	$ 84,257
Net realized gain (loss)	7,532	(16,404)
Change in net unrealized appreciation (depreciation)	(170,842)	478,706
Net increase (decrease) in net assets resulting from operations	(92,325)	546,559
Distributions to shareholders from net investment income	(70,826)	(84,042)
Distributions to shareholders from net realized gain	(15,935)	(15,604)
Total distributions	(86,761)	(99,646)
Share transactions - net increase (decrease)	397,782	1,650,368
Total increase (decrease) in net assets	218,696	2,097,281

Net Assets
Beginning of period	5,632,365	3,535,084
End of period (including undistributed net investment income of $1,267 and undistributed net investment income of $1,108, respectively)	$ 5,851,061	$ 5,632,365

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.52	$ 43.04	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.527	.757	.747	.819	.425
Net realized and unrealized gain (loss)	(1.348)	5.719	4.285	(6.123)	(4.836)
Total from investment operations	(.821)	6.476	5.032	(5.304)	(4.411)
Distributions from net investment income	(.527)	(.801)	(.717)	(.866)	(.389)
Distributions from net realized gain	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(.659)	(.996)	(.822)	(1.066)	(.389)
Net asset value, end of period	$ 47.04	$ 48.52	$ 43.04	$ 38.83	$ 45.20
Total Return B,C,D	(1.64)%	15.12%	13.00%	(11.40)%	(8.85)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25% A
Net investment income (loss)	2.32% A	1.61%	1.77%	2.32%	1.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19	$ 23	$ 29	$ 88	$ 91
Portfolio turnover rate	49% A	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.53	$ 43.04	$ 38.83	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.471	.637	.642	.739	.365
Net realized and unrealized gain (loss)	(1.348)	5.727	4.281	(6.128)	(4.852)
Total from investment operations	(.877)	6.364	4.923	(5.389)	(4.487)
Distributions from net investment income	(.471)	(.679)	(.608)	(.771)	(.323)
Distributions from net realized gain	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(.603)	(.874)	(.713)	(.971)	(.323)
Net asset value, end of period	$ 47.05	$ 48.53	$ 43.04	$ 38.83	$ 45.19
Total Return B,C,D	(1.76)%	14.85%	12.71%	(11.62)%	(9.00)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50% A
Net investment income (loss)	2.07% A	1.35%	1.52%	2.07%	1.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24	$ 29	$ 37	$ 57	$ 91
Portfolio turnover rate	49% A	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.52	$ 43.05	$ 38.84	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.356	.402	.430	.560	.226
Net realized and unrealized gain (loss)	(1.338)	5.719	4.275	(6.123)	(4.846)
Total from investment operations	(.982)	6.121	4.705	(5.563)	(4.620)
Distributions from net investment income	(.366)	(.456)	(.390)	(.587)	(.190)
Distributions from net realized gain	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(.498)	(.651)	(.495)	(.787)	(.190)
Net asset value, end of period	$ 47.04	$ 48.52	$ 43.05	$ 38.84	$ 45.19
Total Return B,C,D	(1.99)%	14.26%	12.12%	(12.05)%	(9.25)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	1.57% A	.85%	1.02%	1.57%	.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24	$ 28	$ 37	$ 56	$ 91
Portfolio turnover rate	49% A	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2042

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.51	$ 43.03	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.583	.880	.857	.900	.496
Net realized and unrealized gain (loss)	(1.347)	5.719	4.279	(6.114)	(4.840)
Total from investment operations	(.764)	6.599	5.136	(5.214)	(4.344)
Distributions from net investment income	(.584)	(.924)	(.831)	(.956)	(.456)
Distributions from net realized gain	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(.716)	(1.119)	(.936)	(1.156)	(.456)
Net asset value, end of period	$ 47.03	$ 48.51	$ 43.03	$ 38.83	$ 45.20
Total Return B,C	(1.52)%	15.42%	13.27%	(11.18)%	(8.72)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.57% A	1.86%	2.02%	2.57%	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,760	$ 5,524	$ 3,395	$ 1,395	$ 969
Portfolio turnover rate	49% A	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.51	$ 43.03	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.584	.874	.855	.918	.504
Net realized and unrealized gain (loss)	(1.348)	5.725	4.281	(6.132)	(4.848)
Total from investment operations	(.764)	6.599	5.136	(5.214)	(4.344)
Distributions from net investment income	(.584)	(.924)	(.831)	(.956)	(.456)
Distributions from net realized gain	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(.716)	(1.119)	(.936)	(1.156)	(.456)
Net asset value, end of period	$ 47.03	$ 48.51	$ 43.03	$ 38.83	$ 45.20
Total Return B,C	(1.52)%	15.42%	13.27%	(11.18)%	(8.72)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.57% A	1.86%	2.02%	2.57%	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25	$ 29	$ 38	$ 57	$ 91
Portfolio turnover rate	49% A	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

1. Organization.

Fidelity Income Replacement 2016 FundSM, Fidelity Income Replacement 2018 FundSM, Fidelity Income Replacement 2020 FundSM, Fidelity Income Replacement 2022 FundSM, Fidelity Income Replacement 2024 FundSM, Fidelity Income Replacement 2026 FundSM, Fidelity Income Replacement 2028 FundSM, Fidelity Income Replacement 2030 FundSM, Fidelity Income Replacement 2032 FundSM, Fidelity Income Replacement 2034 FundSM, Fidelity Income Replacement 2036 FundSM, Fidelity Income Replacement 2038 FundSM, Fidelity Income Replacement 2040 FundSM and Fidelity Income Replacement 2042 FundSM (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Each Fund offers Class A, Class T, Class C, Income Replacement and Institutional Class shares, except for Fidelity Income Replacement 2016 Fund. Fidelity Income Replacement 2016 Fund offers Income Replacement shares. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class. Effective after the close of business on January 31, 2012, Fidelity Income Replacement 2016 Fund's Class A, Class T, Class C and Institutional Class shares were closed to new accounts and additional purchases, except for reinvestments. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Income Replacement 2016 Fund	$ 8,659,753	$ 483,928	$ (42,456)	$ 441,472
Fidelity Income Replacement 2018 Fund	5,039,358	144,958	(131,093)	13,865
Fidelity Income Replacement 2020 Fund	3,700,233	267,155	(34,987)	232,168
Fidelity Income Replacement 2022 Fund	3,643,276	64,638	(154,067)	(89,429)
Fidelity Income Replacement 2024 Fund	1,794,352	57,357	(43,345)	14,012
Fidelity Income Replacement 2026 Fund	2,073,253	27,204	(70,273)	(43,069)
Fidelity Income Replacement 2028 Fund	5,212,211	221,804	(150,460)	71,344
Fidelity Income Replacement 2030 Fund	4,152,283	177,067	(75,771)	101,296
Fidelity Income Replacement 2032 Fund	1,920,594	104,029	(12,244)	91,785
Fidelity Income Replacement 2034 Fund	1,956,350	203,523	(21,584)	181,939
Fidelity Income Replacement 2036 Fund	2,927,720	37,019	(137,395)	(100,376)
Fidelity Income Replacement 2038 Fund	1,256,727	158,597	(952)	157,645
Fidelity Income Replacement 2040 Fund	1,912,297	101,339	(43,059)	58,280
Fidelity Income Replacement 2042 Fund	5,551,413	422,701	(123,060)	299,641

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2011, capital loss carryforwards were as follows:

	Fiscal year of expiration
	2017	2018	2019	Total capital loss carryforward
Fidelity Income Replacement 2016 Fund	$ (11,321)	$ (234,074)	$ (128,097)	$ (373,492)
Fidelity Income Replacement 2018 Fund	(123,548)	(410,862)	(37,212)	(571,622)
Fidelity Income Replacement 2020 Fund	(3,778)	(118,446)	(22,198)	(144,422)
Fidelity Income Replacement 2022 Fund	(64,025)	(481,397)	(74,118)	(619,540)
Fidelity Income Replacement 2024 Fund	(9,801)	(66,647)	(58,344)	(134,792)
Fidelity Income Replacement 2026 Fund	-	(233,577)	-	(233,577)
Fidelity Income Replacement 2028 Fund	(7,815)	(381,761)	(210,425)	(600,001)
Fidelity Income Replacement 2030 Fund	(33,830)	(85,896)	-	(119,726)
Fidelity Income Replacement 2032 Fund	-	(160,350)	-	(160,350)
Fidelity Income Replacement 2034 Fund	-	(62,824)	(43,660)	(106,484)
Fidelity Income Replacement 2036 Fund	(19,968)	(183,763)	(2,877)	(206,608)
Fidelity Income Replacement 2038 Fund	-	(11,570)	(48,487)	(60,057)
Fidelity Income Replacement 2040 Fund	(763)	(152,507)	(16,690)	(169,960)
Fidelity Income Replacement 2042 Fund	(2,106)	(15,348)	(33,938)	(51,392)

Certain of the Funds intend to elect to defer to the fiscal year ending July 31, 2012 capital losses recognized during the period November 1, 2010 to July  31, 2011. Loss deferrals were as follows:

Capital losses
Fidelity Income Replacement 2038 Fund	$ (18,954)

Semiannual Report

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	2,711,451	3,511,018
Fidelity Income Replacement 2018 Fund	1,218,501	1,376,352
Fidelity Income Replacement 2020 Fund	1,060,664	1,033,719
Fidelity Income Replacement 2022 Fund	1,302,783	1,084,268
Fidelity Income Replacement 2024 Fund	862,757	910,635
Fidelity Income Replacement 2026 Fund	905,156	932,620
Fidelity Income Replacement 2028 Fund	1,543,768	2,202,450
Fidelity Income Replacement 2030 Fund	1,531,498	1,510,040
Fidelity Income Replacement 2032 Fund	822,836	359,462
Fidelity Income Replacement 2034 Fund	464,723	500,698
Fidelity Income Replacement 2036 Fund	1,052,122	1,101,973
Fidelity Income Replacement 2038 Fund	342,686	478,576
Fidelity Income Replacement 2040 Fund	443,746	547,387
Fidelity Income Replacement 2042 Fund	1,805,991	1,378,779

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, Strategic Advisers pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid by each Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,937	$ -
Class T	.25%	.25%	1,048	2
Class C	.75%	.25%	4,625	1,512
			$ 7,610	$ 1,514
Fidelity Income Replacement 2018 Fund
Class A	-%	.25%	$ 934	$ -
Class T	.25%	.25%	350	2
Class C	.75%	.25%	1,065	164
			$ 2,349	$ 166
Fidelity Income Replacement 2020 Fund
Class A	-%	.25%	$ 512	$ 229
Class T	.25%	.25%	460	-
Class C	.75%	.25%	1,327	214
			$ 2,299	$ 443
Fidelity Income Replacement 2022 Fund
Class A	-%	.25%	$ 94	$ -
Class T	.25%	.25%	38	-
Class C	.75%	.25%	141	21
			$ 273	$ 21
Fidelity Income Replacement 2024 Fund
Class A	-%	.25%	$ 248	$ 5
Class T	.25%	.25%	308	46
Class C	.75%	.25%	818	14
			$ 1,374	$ 65
Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Income Replacement 2026 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 127	$ -
Class T	.25%	.25%	290	10
Class C	.75%	.25%	871	39
			$ 1,288	$ 49
Fidelity Income Replacement 2028 Fund
Class A	-%	.25%	$ 156	$ -
Class T	.25%	.25%	307	-
Class C	.75%	.25%	222	-
			$ 685	$ -
Fidelity Income Replacement 2030 Fund
Class A	-%	.25%	$ 84	$ 1
Class T	.25%	.25%	34	18
Class C	.75%	.25%	1,514	789
			$ 1,632	$ 808
Fidelity Income Replacement 2032 Fund
Class A	-%	.25%	$ 253	$ 5
Class T	.25%	.25%	60	60
Class C	.75%	.25%	95	95
			$ 408	$ 160
Fidelity Income Replacement 2034 Fund
Class A	-%	.25%	$ 21	$ 21
Class T	.25%	.25%	60	60
Class C	.75%	.25%	83	83
			$ 164	$ 164
Fidelity Income Replacement 2036 Fund
Class A	-%	.25%	$ 33	$ 24
Class T	.25%	.25%	672	8
Class C	.75%	.25%	989	413
			$ 1,694	$ 445
Fidelity Income Replacement 2038 Fund
Class A	-%	.25%	$ 42	$ 3
Class T	.25%	.25%	264	22
Class C	.75%	.25%	341	2
			$ 647	$ 27
Fidelity Income Replacement 2040 Fund
Class A	-%	.25%	$ 99	$ 10
Class T	.25%	.25%	308	10
Class C	.75%	.25%	375	6
			$ 782	$ 26
Fidelity Income Replacement 2042 Fund
Class A	-%	.25%	$ 24	$ 6
Class T	.25%	.25%	60	60
Class C	.75%	.25%	118	118
			$ 202	$ 184

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Retained by FDC
Class C*	$ 4
Fidelity Income Replacement 2020 Fund
Class A	$ 1
Fidelity Income Replacement 2022 Fund
Class A	$ 6,457
Fidelity Income Replacement 2024 Fund
Class T	$ 690
Fidelity Income Replacement 2026 Fund
Class T	$ 4
Fidelity Income Replacement 2028 Fund
Class A	$ 293
Fidelity Income Replacement 2036 Fund
Class C*	$ 51
Fidelity Income Replacement 2042 Fund
Class A	$ 1

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded distribution and service fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Reimbursement from adviser*

Fidelity Income Replacement 2016 Fund	$ 18
Fidelity Income Replacement 2018 Fund	9
Fidelity Income Replacement 2020 Fund	7
Fidelity Income Replacement 2022 Fund	6
Fidelity Income Replacement 2024 Fund	3
Fidelity Income Replacement 2026 Fund	4
Fidelity Income Replacement 2028 Fund	11
Fidelity Income Replacement 2030 Fund	8
Fidelity Income Replacement 2032 Fund	3
Fidelity Income Replacement 2034 Fund	4
Fidelity Income Replacement 2036 Fund	5
Fidelity Income Replacement 2038 Fund	3
Fidelity Income Replacement 2040 Fund	4
Fidelity Income Replacement 2042 Fund	10

* Represents total amount reimbursed to the Fund. Each class has received pro-rata allocation of reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 12,374	$ 34,923
Class T	2,501	8,720
Class C	5,411	10,052
Income Replacement 2016	68,117	138,777
Institutional Class	602	1,953
Total	$ 89,005	$ 194,425
From net realized gain
Class A	$ 4,976	$ 11,231
Class T	1,014	3,381
Class C	4,218	6,082
Income Replacement 2016	28,030	37,507
Institutional Class	312	546
Total	$ 38,550	$ 58,747
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 6,966	$ 18,636
Class T	1,127	1,201
Class C	1,183	1,971
Income Replacement 2018	39,709	78,313
Institutional Class	1,956	6,785
Total	$ 50,941	$ 106,906
From net realized gain
Class A	$ 3,011	$ 5,977
Class T	560	252
Class C	852	980
Income Replacement 2018	15,393	19,822
Institutional Class	512	1,775
Total	$ 20,328	$ 28,806
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 4,021	$ 10,048
Class T	1,597	2,330
Class C	1,937	2,700
Income Replacement 2020	32,354	55,571
Institutional Class	352	898
Total	$ 40,261	$ 71,547
From net realized gain
Class A	$ 1,517	$ 2,797
Class T	694	638
Class C	1,162	1,402
Income Replacement 2020	11,189	11,887
Institutional Class	119	234
Total	$ 14,681	$ 16,958
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 779	$ 1,130
Class T	106	862
Class C	162	326
Income Replacement 2022	33,405	55,484
Institutional Class	36	83
Total	$ 34,488	$ 57,885

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended January 31, 2012	Year ended July 31, 2011
Fidelity Income Replacement 2022 Fund
From net realized gain
Class A	$ 242	$ 313
Class T	32	343
Class C	95	169
Income Replacement 2022	10,582	11,885
Institutional Class	11	20
Total	$ 10,962	$ 12,730
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 2,082	$ 4,200
Class T	1,451	640
Class C	1,096	1,582
Income Replacement 2024	15,598	22,670
Institutional Class	269	601
Total	$ 20,496	$ 29,693
From net realized gain
Class A	$ 710	$ 1,169
Class T	601	211
Class C	575	755
Income Replacement 2024	4,764	4,799
Institutional Class	80	144
Total	$ 6,730	$ 7,078
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 1,053	$ 847
Class T	1,055	1,742
Class C	1,140	1,651
Income Replacement 2026	18,316	19,092
Institutional Class	265	582
Total	$ 21,829	$ 23,914
From net realized gain
Class A	$ 335	$ 163
Class T	383	515
Class C	570	762
Income Replacement 2026	5,283	3,053
Institutional Class	75	133
Total	$ 6,646	$ 4,626
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 1,196	$ 5,819
Class T	1,159	1,766
Class C	292	483
Income Replacement 2028	60,821	108,055
Institutional Class	271	594
Total	$ 63,739	$ 116,717
From net realized gain
Class A	$ 325	$ 1,624
Class T	397	551
Class C	135	224
Income Replacement 2028	16,208	23,226
Institutional Class	73	138
Total	$ 17,138	$ 25,763

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended January 31, 2012	Year ended July 31, 2011
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 716	$ 1,034
Class T	109	193
Class C	2,269	2,028
Income Replacement 2030	46,762	50,801
Institutional Class	270	585
Total	$ 50,126	$ 54,641
From net realized gain
Class A	$ 209	$ 210
Class T	38	35
Class C	991	777
Income Replacement 2030	12,458	9,584
Institutional Class	70	117
Total	$ 13,766	$ 10,723
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 2,187	$ 3,720
Class T	205	432
Class C	128	229
Income Replacement 2032	15,992	33,843
Institutional Class	186	1,022
Total	$ 18,698	$ 39,246
From net realized gain
Class A	$ 609	$ 874
Class T	66	125
Class C	55	104
Income Replacement 2032	4,065	7,076
Institutional Class	46	309
Total	$ 4,841	$ 8,488
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 181	$ 364
Class T	206	408
Class C	119	191
Income Replacement 2034	23,357	34,754
Institutional Class	1,245	1,932
Total	$ 25,108	$ 37,649
From net realized gain
Class A	$ 50	$ 99
Class T	65	130
Class C	49	99
Income Replacement 2034	5,761	7,355
Institutional Class	307	428
Total	$ 6,232	$ 8,111
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 282	$ 555
Class T	2,634	3,944
Class C	1,445	1,241
Income Replacement 2036	26,766	26,829
Institutional Class	323	1,583
Total	$ 31,450	$ 34,152

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended January 31, 2012	Year ended July 31, 2011
Fidelity Income Replacement 2036 Fund
From net realized gain
Class A	$ 75	$ 116
Class T	793	928
Class C	576	398
Income Replacement 2036	6,275	4,588
Institutional Class	78	299
Total	$ 7,797	$ 6,329
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 368	$ 565
Class T	1,027	664
Class C	528	725
Income Replacement 2038	14,183	37,593
Institutional Class	299	634
Total	$ 16,405	$ 40,181
From net realized gain
Class A	$ 96	$ 135
Class T	297	137
Class C	202	333
Income Replacement 2038	3,260	9,117
Institutional Class	69	139
Total	$ 3,924	$ 9,861
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 896	$ 1,176
Class T	1,264	1,854
Class C	586	859
Income Replacement 2040	20,681	29,421
Institutional Class	519	1,064
Total	$ 23,946	$ 34,374
From net realized gain
Class A	$ 224	$ 360
Class T	359	502
Class C	216	361
Income Replacement 2040	4,701	5,813
Institutional Class	124	227
Total	$ 5,624	$ 7,263
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 215	$ 425
Class T	240	459
Class C	182	302
Income Replacement 2042	69,884	82,219
Institutional Class	305	637
Total	$ 70,826	$ 84,042
From net realized gain
Class A	$ 53	$ 108
Class T	67	138
Class C	65	136
Income Replacement 2042	15,682	15,082
Institutional Class	68	140
Total	$ 15,935	$ 15,604

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Fidelity Income Replacement 2016 Fund
Class A
Shares sold	-	1,492	$ -	$ 72,585
Reinvestment of distributions	288	780	14,049	38,177
Shares redeemed	(12,558)	(15,236)	(612,775)	(747,263)
Net increase (decrease)	(12,270)	(12,964)	$ (598,726)	$ (636,501)
Class T
Shares sold	265	-	$ 12,983	$ -
Reinvestment of distributions	51	201	2,510	9,845
Shares redeemed	(6,093)	(3,144)	(297,043)	(154,952)
Net increase (decrease)	(5,777)	(2,943)	$ (281,550)	$ (145,107)
Class C
Shares sold	6,125	2,527	$ 300,000	$ 125,000
Reinvestment of distributions	141	238	6,891	11,623
Shares redeemed	(1,118)	(10,384)	(54,423)	(518,601)
Net increase (decrease)	5,148	(7,619)	$ 252,468	$ (381,978)
Income Replacement 2016
Shares sold	17,998	39,876	$ 877,728	$ 1,956,078
Reinvestment of distributions	930	1,346	45,471	66,013
Shares redeemed	(23,953)	(50,919)	(1,170,325)	(2,509,419)
Net increase (decrease)	(5,025)	(9,697)	$ (247,126)	$ (487,328)
Institutional Class
Shares sold	752	841	$ 36,796	$ 41,400
Reinvestment of distributions	8	8	416	403
Shares redeemed	(97)	(2,264)	(4,700)	(113,147)
Net increase (decrease)	663	(1,415)	$ 32,512	$ (71,344)
Fidelity Income Replacement 2018 Fund
Class A
Shares sold	233	1,564	$ 11,543	$ 72,093
Reinvestment of distributions	120	230	5,806	11,233
Shares redeemed	(731)	(10,781)	(35,500)	(535,725)
Net increase (decrease)	(378)	(8,987)	$ (18,151)	$ (452,399)
Class T
Shares sold	-	2,045	$ -	$ 102,042
Reinvestment of distributions	15	14	724	665
Shares redeemed	(190)	(207)	(9,222)	(10,225)
Net increase (decrease)	(175)	1,852	$ (8,498)	$ 92,482
Class C
Shares sold	-	697	$ -	$ 35,000
Reinvestment of distributions	34	46	1,668	2,243
Shares redeemed	(291)	(541)	(14,129)	(26,508)
Net increase (decrease)	(257)	202	$ (12,461)	$ 10,735
Income Replacement 2018
Shares sold	8,057	27,556	$ 388,821	$ 1,335,152
Reinvestment of distributions	402	432	19,507	21,162
Shares redeemed	(7,599)	(30,915)	(367,211)	(1,518,106)
Net increase (decrease)	860	(2,927)	$ 41,117	$ (161,792)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	-	6	9	294
Shares redeemed	(3,839)	(1,111)	(185,000)	(54,894)
Net increase (decrease)	(3,839)	(1,105)	$ (184,991)	$ (54,600)

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	3	5	$ 134	$ 266
Reinvestment of distributions	77	193	3,713	9,448
Shares redeemed	(538)	(4,655)	(25,908)	(230,357)
Net increase (decrease)	(458)	(4,457)	$ (22,061)	$ (220,643)
Class T
Shares sold	-	1,002	$ -	$ 50,063
Reinvestment of distributions	39	56	1,900	2,725
Shares redeemed	(192)	(41)	(9,357)	(2,073)
Net increase (decrease)	(153)	1,017	$ (7,457)	$ 50,715
Class C
Shares sold	1,770	-	$ 87,281	$ -
Reinvestment of distributions	47	59	2,252	2,866
Shares redeemed	(4)	(1,882)	(184)	(93,646)
Net increase (decrease)	1,813	(1,823)	$ 89,349	$ (90,780)
Income Replacement 2020
Shares sold	9,218	36,410	$ 444,582	$ 1,796,170
Reinvestment of distributions	342	417	16,556	20,472
Shares redeemed	(10,646)	(23,522)	(513,690)	(1,171,587)
Net increase (decrease)	(1,086)	13,305	$ (52,552)	$ 645,055
Institutional Class
Shares sold	-	397	$ -	$ 20,000
Reinvestment of distributions	10	23	471	1,132
Shares redeemed	-	(833)	-	(41,702)
Net increase (decrease)	10	(413)	$ 471	$ (20,570)
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	3,649	567	$ 178,382	$ 27,240
Reinvestment of distributions	13	15	637	735
Shares redeemed	(34)	(67)	(1,626)	(3,203)
Net increase (decrease)	3,628	515	$ 177,393	$ 24,772
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	3	15	138	718
Shares redeemed	(285)	(1,248)	(13,600)	(61,978)
Net increase (decrease)	(282)	(1,233)	$ (13,462)	$ (61,260)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	1	4	28	172
Shares redeemed	(93)	(319)	(4,361)	(15,279)
Net increase (decrease)	(92)	(315)	$ (4,333)	$ (15,107)
Income Replacement 2022
Shares sold	13,305	23,188	$ 639,953	$ 1,142,442
Reinvestment of distributions	258	293	12,344	14,318
Shares redeemed	(12,644)	(10,448)	(608,213)	(520,826)
Net increase (decrease)	919	13,033	$ 44,084	$ 635,934
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	1	2	47	103
Shares redeemed	(11)	(37)	(515)	(1,783)
Net increase (decrease)	(10)	(35)	$ (468)	$ (1,680)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	623	117	$ 30,000	$ 5,864
Reinvestment of distributions	44	86	2,107	4,191
Shares redeemed	(176)	(2,180)	(8,328)	(108,524)
Net increase (decrease)	491	(1,977)	$ 23,779	$ (98,469)
Class T
Shares sold	2,919	-	$ 135,760	$ -
Reinvestment of distributions	19	17	910	851
Shares redeemed	(179)	(392)	(8,495)	(18,805)
Net increase (decrease)	2,759	(375)	$ 128,175	$ (17,954)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	4	19	199	922
Shares redeemed	(37)	(74)	(1,777)	(3,621)
Net increase (decrease)	(33)	(55)	$ (1,578)	$ (2,699)
Income Replacement 2024
Shares sold	7,217	9,431	$ 342,596	$ 469,295
Reinvestment of distributions	168	156	8,043	7,661
Shares redeemed	(11,587)	(2,819)	(555,355)	(138,862)
Net increase (decrease)	(4,202)	6,768	$ (204,716)	$ 338,094
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	7	15	349	745
Shares redeemed	(78)	(268)	(3,719)	(12,871)
Net increase (decrease)	(71)	(253)	$ (3,370)	$ (12,126)
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	-	1,608	$ -	$ 79,966
Reinvestment of distributions	13	16	629	777
Shares redeemed	(48)	(434)	(2,278)	(20,829)
Net increase (decrease)	(35)	1,190	$ (1,649)	$ 59,914
Class T
Shares sold	36	187	$ 1,692	$ 8,556
Reinvestment of distributions	24	38	1,157	1,819
Shares redeemed	(214)	(172)	(10,230)	(7,742)
Net increase (decrease)	(154)	53	$ (7,381)	$ 2,633
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	36	50	1,710	2,413
Shares redeemed	(104)	(206)	(4,943)	(9,967)
Net increase (decrease)	(68)	(156)	$ (3,233)	$ (7,554)
Income Replacement 2026
Shares sold	11,563	24,011	$ 544,013	$ 1,180,279
Reinvestment of distributions	242	233	11,445	11,328
Shares redeemed	(12,464)	(4,444)	(577,546)	(219,154)
Net increase (decrease)	(659)	19,800	$ (22,088)	$ 972,453
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	7	15	340	715
Shares redeemed	(79)	(269)	(3,693)	(12,796)
Net increase (decrease)	(72)	(254)	$ (3,353)	$ (12,081)

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	791	-	$ 36,528	$ -
Reinvestment of distributions	31	153	1,469	7,443
Shares redeemed	(1,361)	(5,420)	(64,118)	(273,625)
Net increase (decrease)	(539)	(5,267)	$ (26,121)	$ (266,182)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	24	397	1,194
Shares redeemed	(40)	(4,677)	(1,920)	(209,519)
Net increase (decrease)	(32)	(4,653)	$ (1,523)	$ (208,325)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	3	4	133	180
Shares redeemed	(103)	(148)	(5,000)	(7,212)
Net increase (decrease)	(100)	(144)	$ (4,867)	$ (7,032)
Income Replacement 2028
Shares sold	6,595	9,722	$ 315,912	$ 477,899
Reinvestment of distributions	502	871	23,908	42,621
Shares redeemed	(21,045)	(13,911)	(991,746)	(676,445)
Net increase (decrease)	(13,948)	(3,318)	$ (651,926)	$ (155,925)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	7	15	344	732
Shares redeemed	(79)	(266)	(3,680)	(12,757)
Net increase (decrease)	(72)	(251)	$ (3,336)	$ (12,025)
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	-	534	$ -	$ 26,388
Reinvestment of distributions	4	10	182	506
Shares redeemed	(22)	(578)	(1,030)	(27,630)
Net increase (decrease)	(18)	(34)	$ (848)	$ (736)
Class T
Shares sold	130	130	$ 5,786	$ 6,467
Reinvestment of distributions	3	4	146	177
Shares redeemed	(173)	(839)	(7,763)	(39,979)
Net increase (decrease)	(40)	(705)	$ (1,831)	$ (33,335)
Class C
Shares sold	1,702	2,512	$ 80,000	$ 125,006
Reinvestment of distributions	38	56	1,802	2,702
Shares redeemed	(489)	(1,287)	(22,940)	(63,685)
Net increase (decrease)	1,251	1,281	$ 58,862	$ 64,023
Income Replacement 2030
Shares sold	12,280	52,301	$ 576,366	$ 2,568,351
Reinvestment of distributions	583	466	27,545	22,746
Shares redeemed	(14,032)	(9,315)	(657,604)	(455,782)
Net increase (decrease)	(1,169)	43,452	$ (53,693)	$ 2,135,315
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	7	14	340	702
Shares redeemed	(79)	(267)	(3,667)	(12,724)
Net increase (decrease)	(72)	(253)	$ (3,327)	$ (12,022)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	-	1,251	$ -	$ 61,087
Reinvestment of distributions	55	92	2,488	4,419
Shares redeemed	(52)	(1,523)	(2,367)	(74,213)
Net increase (decrease)	3	(180)	$ 121	$ (8,707)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	6	12	271	557
Shares redeemed	(78)	(266)	(3,575)	(12,454)
Net increase (decrease)	(72)	(254)	$ (3,304)	$ (11,897)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	4	7	183	333
Shares redeemed	(66)	(221)	(2,961)	(10,354)
Net increase (decrease)	(62)	(214)	$ (2,778)	$ (10,021)
Income Replacement 2032
Shares sold	11,507	13,347	$ 536,880	$ 630,717
Reinvestment of distributions	363	561	16,931	27,010
Shares redeemed	(1,935)	(18,955)	(90,046)	(922,796)
Net increase (decrease)	9,935	(5,047)	$ 463,765	$ (265,069)
Institutional Class
Shares sold	-	550	$ -	$ 25,000
Reinvestment of distributions	5	11	232	530
Shares redeemed	(54)	(1,556)	(2,501)	(74,627)
Net increase (decrease)	(49)	(995)	$ (2,269)	$ (49,097)
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	5	10	231	462
Shares redeemed	(59)	(199)	(2,698)	(9,387)
Net increase (decrease)	(54)	(189)	$ (2,467)	$ (8,925)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	6	11	271	538
Shares redeemed	(77)	(263)	(3,549)	(12,373)
Net increase (decrease)	(71)	(252)	$ (3,278)	$ (11,835)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	4	6	168	289
Shares redeemed	(58)	(199)	(2,686)	(9,399)
Net increase (decrease)	(54)	(193)	$ (2,518)	$ (9,110)
Income Replacement 2034
Shares sold	47	15,037	$ 2,237	$ 741,550
Reinvestment of distributions	223	308	10,397	14,854
Shares redeemed	(1,382)	(11,217)	(64,428)	(548,641)
Net increase (decrease)	(1,112)	4,128	$ (51,794)	$ 207,763
Institutional Class
Shares sold	259	-	$ 12,168	$ -
Reinvestment of distributions	33	40	1,552	1,922
Shares redeemed	(9)	(4)	(431)	(220)
Net increase (decrease)	283	36	$ 13,289	$ 1,702

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	-	22	$ -	$ 1,088
Reinvestment of distributions	8	14	357	671
Shares redeemed	(91)	(305)	(4,165)	(14,218)
Net increase (decrease)	(83)	(269)	$ (3,808)	$ (12,459)
Class T
Shares sold	-	592	$ -	$ 29,293
Reinvestment of distributions	30	41	1,383	1,979
Shares redeemed	(122)	(810)	(5,660)	(39,495)
Net increase (decrease)	(92)	(177)	$ (4,277)	$ (8,223)
Class C
Shares sold	-	1,929	$ -	$ 93,800
Reinvestment of distributions	44	34	2,021	1,639
Shares redeemed	(263)	(264)	(12,131)	(12,450)
Net increase (decrease)	(219)	1,699	$ (10,110)	$ 82,989
Income Replacement 2036
Shares sold	8,580	36,939	$ 410,000	$ 1,794,635
Reinvestment of distributions	216	302	9,965	14,515
Shares redeemed	(10,343)	(1,164)	(466,849)	(56,447)
Net increase (decrease)	(1,547)	36,077	$ (46,884)	$ 1,752,703
Institutional Class
Shares sold	-	49	$ -	$ 2,283
Reinvestment of distributions	7	40	401	1,882
Shares redeemed	-	(1,881)	-	(90,082)
Net increase (decrease)	7	(1,792)	$ 401	$ (85,917)
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	10	15	464	700
Shares redeemed	-	(37)	-	(1,526)
Net increase (decrease)	10	(22)	$ 464	$ (826)
Class T
Shares sold	-	2,160	$ -	$ 103,818
Reinvestment of distributions	13	13	591	597
Shares redeemed	(419)	(408)	(18,742)	(19,017)
Net increase (decrease)	(406)	1,765	$ (18,151)	$ 85,398
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	16	22	730	1,058
Shares redeemed	-	(624)	-	(28,467)
Net increase (decrease)	16	(602)	$ 730	$ (27,409)
Income Replacement 2038
Shares sold	837	1,521	$ 39,029	$ 73,871
Reinvestment of distributions	217	582	9,853	27,411
Shares redeemed	(3,768)	(21,894)	(171,707)	(1,042,929)
Net increase (decrease)	(2,714)	(19,791)	$ (122,825)	$ (941,647)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	16	368	773
Shares redeemed	(86)	(291)	(3,850)	(13,482)
Net increase (decrease)	(78)	(275)	$ (3,482)	$ (12,709)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Fidelity Income Replacement 2040 Fund
Class A
Shares sold	-	2,779	$ -	$ 131,112
Reinvestment of distributions	25	26	1,120	1,246
Shares redeemed	(284)	(1,627)	(12,689)	(77,967)
Net increase (decrease)	(259)	1,178	$ (11,569)	$ 54,391
Class T
Shares sold	32	59	$ 1,446	$ 2,795
Reinvestment of distributions	35	50	1,623	2,356
Shares redeemed	(1)	(1)	(45)	(45)
Net increase (decrease)	66	108	$ 3,024	$ 5,106
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	18	26	802	1,220
Shares redeemed	-	(679)	-	(31,060)
Net increase (decrease)	18	(653)	$ 802	$ (29,840)
Income Replacement 2040
Shares sold	43	31,872	$ 2,000	$ 1,546,264
Reinvestment of distributions	243	348	11,038	16,441
Shares redeemed	(1,646)	(24,432)	(75,442)	(1,181,522)
Net increase (decrease)	(1,360)	7,788	$ (62,404)	$ 381,183
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	14	27	643	1,291
Shares redeemed	(961)	(478)	(44,356)	(22,066)
Net increase (decrease)	(947)	(451)	$ (43,713)	$ (20,775)
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	5	427	$ 216	$ 20,347
Reinvestment of distributions	6	11	268	533
Shares redeemed	(68)	(643)	(2,997)	(30,601)
Net increase (decrease)	(57)	(205)	$ (2,513)	$ (9,721)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	7	13	307	597
Shares redeemed	(85)	(287)	(3,786)	(13,228)
Net increase (decrease)	(78)	(274)	$ (3,479)	$ (12,631)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	5	9	247	438
Shares redeemed	(83)	(283)	(3,716)	(13,030)
Net increase (decrease)	(78)	(274)	$ (3,469)	$ (12,592)
Income Replacement 2042
Shares sold	11,985	40,366	$ 563,403	$ 1,950,277
Reinvestment of distributions	1,029	1,123	46,755	53,152
Shares redeemed	(4,427)	(6,501)	(199,430)	(305,462)
Net increase (decrease)	8,587	34,988	$ 410,728	$ 1,697,967
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	16	373	777
Shares redeemed	(87)	(291)	(3,858)	(13,432)
Net increase (decrease)	(79)	(275)	$ (3,485)	$ (12,655)

Semiannual Report

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within their principle investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Income Replacement 2028 Fund	Fidelity Income Replacement 2042 Fund
Fidelity Series Broad Market Opportunities Fund	12%	15%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Broad Market Opportunities Fund	100%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Income Replacement Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contract. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract is in the best interests of each fund and its shareholders and that the lack of compensation payable under the Advisory Contract is fair and reasonable. The Board's decision to renew the Advisory Contract was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, Inc. (the Investment Adviser), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Adviser's investment staff, including its size, education, experience, and resources, as well as the Investment Adviser's approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Adviser's trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Adviser and its affiliates under the Advisory Contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Semiannual Report

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured over multiple periods against a proprietary custom index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance.

Because each fund had been in existence less than five calendar years, for Income Replacement 2016 Fund, Income Replacement 2018 Fund, Income Replacement 2028 Fund, Income Replacement 2030 Fund, Income Replacement 2032 Fund, Income Replacement 2034 Fund, Income Replacement 2038 Fund, and Income Replacement 2040 Fund, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2010, the cumulative total returns of the retail class and Class C of the fund and the cumulative total returns of a proprietary custom index ("benchmark") and, for Income Replacement 2020 Fund, Income Replacement 2022 Fund, Income Replacement 2024 Fund, Income Replacement 2026 Fund, Income Replacement 2036 Fund, and Income Replacement 2042 Fund, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2010, the cumulative total returns of Institutional Class (Class I) and Class C of the fund and the cumulative total returns of its benchmark. The returns of the retail class or Institutional Class (Class I), as applicable, and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance).

For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings.

Income Replacement 2016 Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2018 Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Income Replacement 2020 Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Income Replacement 2022 Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Income Replacement 2024 Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2026 Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Income Replacement 2028 Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Income Replacement 2030 Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Income Replacement 2032 Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2034 Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Income Replacement 2036 Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Income Replacement 2038 Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Income Replacement 2040 Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2042 Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contract should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the funds do not pay the Investment Adviser a management fee for investment advisory services. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes, and also considered that each fund bears indirectly the expenses of the underlying funds in which it invests. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Income Replacement 2016 Fund

Income Replacement 2018 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2020 Fund

Income Replacement 2022 Fund

Semiannual Report

Income Replacement 2024 Fund

Income Replacement 2026 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2028 Fund

Income Replacement 2030 Fund

Semiannual Report

Income Replacement 2032 Fund

Income Replacement 2034 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2036 Fund

Income Replacement 2038 Fund

Semiannual Report

Income Replacement 2040 Fund

Income Replacement 2042 Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board noted that each fund invests in Institutional Class of the underlying fund (if that underlying fund offers multiple classes of shares) to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, Institutional Class of each underlying fund (or the underlying fund, if that underlying fund does not offer multiple classes of shares) bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that the Investment Adviser pays all other expenses of each fund, with limited exceptions.

The Board noted that the total expense ratio of each of Class A, Class C, Institutional Class, and the retail class of each fund ranked below its competitive median for 2010 and the total expense ratio of Class T of each fund ranked equal to its competitive median for 2010.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and the Investment Adviser pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

Semiannual Report

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

ARW-USAN-0312
1.848194.104

Fidelity Advisor Income Replacement FundsSM -

2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042 -
Institutional Class

Semiannual Report

January 31, 2012

Each Institutional Class is a class of
Fidelity Income Replacement FundsSM

(Fidelity Cover Art)

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Income Replacement 2016 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2018 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2020 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2022 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2024 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2026 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2028 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2030 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2032 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2034 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2036 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2038 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2040 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2042 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

Chairman's Message

(The Chairman's photo appears here.)

Dear Shareholder:

Following a year marked by unusually high volatility, 2012 began with most major asset classes advancing steadily in January. For U.S. equities, it was the strongest start to a new year since 1997. International stocks fared even better, despite continued uncertainty related to the sovereign debt crisis in Europe. Investors have been acutely sensitive to the latest news, for better or worse, coming out of the eurozone and its impact on financial markets. As we look ahead, the unresolved debt crisis in Europe remains at the center of a series of risk factors, summarized below, that we believe have the greatest potential to influence the global investment landscape.

Deleveraging and the economy

In the euro-currency area, fiscal austerity among nations and debt deleveraging among financial companies loaded with sovereign debt are deflationary measures and serve to hinder economic growth in the short term. Such an economic and financial-market scenario has not been historically supportive of strong performance among riskier assets, and emerges at a time when many nations need a resurgent economy to assist them in closing their budget deficits and in building confidence among bond buyers to help them refinance their existing debt obligations.

Slowdown in China and Europe

China's economy is the second-largest in the world, and it has been the biggest contributor to global growth since the end of the last recession. Thus, the slower pace of domestic growth in China has led to lower demand for imports of commodities and other construction materials from the rest of the world. In addition, economic weakness in Europe and the broad-based global economic slowdown are putting pressure on China's export growth, which has been largely responsible for its breakneck pace of annual gross domestic product (GDP) growth during the past three decades.

Credit deterioration and contagion

The heightened macroeconomic risk and elevated credit risk swirling around certain European nations and financial institutions have caused many market participants to avoid purchases of or reduce exposure to short-term debt offerings by these issuers. With increased credit risk, there are growing concerns about the potential credit contraction and contagion from European issuers spreading to other financial markets.

We invite you to learn more by visiting us on the Internet or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The Chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Fidelity Income Replacement 2016 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,008.40	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,007.30	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 1,004.80	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2016	.00%
Actual		$ 1,000.00	$ 1,009.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,009.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,004.90	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,003.70	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 1,001.20	$ 5.03
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Fidelity Income Replacement 2018 Fund
Income Replacement 2018	.00%
Actual		$ 1,000.00	$ 1,006.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,006.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,002.20	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,001.00	$ 2.51
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 998.30	$ 5.02
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2020	.00%
Actual		$ 1,000.00	$ 1,003.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,003.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2022 Fund
Class A	.25%
Actual		$ 1,000.00	$ 999.50	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 998.40	$ 2.51
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 995.90	$ 5.02
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2022	.00%
Actual		$ 1,000.00	$ 1,000.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,000.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$ 1,000.00	$ 997.70	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 996.40	$ 2.51
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 993.80	$ 5.01
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Income Replacement 2024	.00%
Actual		$ 1,000.00	$ 998.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 998.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$ 1,000.00	$ 995.40	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 994.20	$ 2.51
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 991.60	$ 5.01
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2026	.00%
Actual		$ 1,000.00	$ 996.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 996.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2028 Fund
Class A	.25%
Actual		$ 1,000.00	$ 994.00	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 992.80	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 990.30	$ 5.00
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2028	.00%
Actual		$ 1,000.00	$ 995.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 995.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$ 1,000.00	$ 992.70	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 991.30	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 989.10	$ 5.00
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2030	.00%
Actual		$ 1,000.00	$ 994.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 994.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$ 1,000.00	$ 991.60	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 990.10	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 987.90	$ 5.00
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2032	.00%
Actual		$ 1,000.00	$ 992.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 992.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2034 Fund
Class A	.25%
Actual		$ 1,000.00	$ 989.90	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 988.30	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 986.10	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2034	.00%
Actual		$ 1,000.00	$ 991.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 991.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$ 1,000.00	$ 987.90	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 986.90	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 984.30	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2036	.00%
Actual		$ 1,000.00	$ 989.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 989.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Fidelity Income Replacement 2038 Fund
Class A	.25%
Actual		$ 1,000.00	$ 986.30	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 985.10	$ 2.49
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 982.80	$ 4.98
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2038	.00%
Actual		$ 1,000.00	$ 987.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 987.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2040 Fund
Class A	.25%
Actual		$ 1,000.00	$ 984.70	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 983.40	$ 2.49
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 980.90	$ 4.98
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2040	.00%
Actual		$ 1,000.00	$ 985.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 985.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$ 1,000.00	$ 983.60	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 982.40	$ 2.49
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 980.10	$ 4.98
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2042	.00%
Actual		$ 1,000.00	$ 984.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 984.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each class' annualized expense ratio.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	2.7	2.6
Fidelity Blue Chip Growth Fund	2.5	0.0
Fidelity Disciplined Equity Fund	3.8	2.7
Fidelity Equity-Income Fund	3.9	2.7
Fidelity Large Cap Core Enhanced Index Fund	0.0	4.4
Fidelity Series 100 Index Fund	2.1	3.3
Fidelity Series Broad Market Opportunities Fund	3.9	4.3
Fidelity Series Small Cap Opportunities Fund	0.4	1.7
	19.3	21.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	0.0	1.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.9	8.4
Fidelity Strategic Real Return Fund	7.9	8.3
Fidelity Total Bond Fund	23.7	25.1
	39.5	41.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	22.3	17.6
Fidelity Short-Term Bond Fund	18.9	17.6
	41.2	35.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	19.3%
International Equity Funds	0.0%
Investment Grade Fixed-Income Funds	39.5%
Short-Term Funds	41.2%

Six months ago
Domestic Equity Funds	21.7%
International Equity Funds	1.3%
Investment Grade Fixed-Income Funds	41.8%
Short-Term Funds	35.2%

Expected
Domestic Equity Funds	17.0%
International Equity Funds	0.0%
Investment Grade Fixed-Income Funds	34.1%
Short-Term Funds	48.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2011. The current allocation is based on the fund's holdings as of January 31, 2012. The expected allocation represents the fund's anticipated allocation at July 31, 2012.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 19.3%
	Shares	Value
Domestic Equity Funds - 19.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	14,359	$ 248,269
Fidelity Blue Chip Growth Fund	5,075	229,818
Fidelity Disciplined Equity Fund	15,600	349,914
Fidelity Equity-Income Fund	8,218	351,464
Fidelity Series 100 Index Fund	21,063	193,357
Fidelity Series Broad Market Opportunities Fund	34,812	351,600
Fidelity Series Small Cap Opportunities Fund	3,188	35,035
TOTAL EQUITY FUNDS (Cost $1,516,716)		1,759,457
Fixed-Income Funds - 39.5%

Investment Grade Fixed-Income Funds - 39.5%
Fidelity Government Income Fund	66,546	719,361
Fidelity Strategic Real Return Fund	75,449	715,258
Fidelity Total Bond Fund	195,974	2,161,586
TOTAL FIXED-INCOME FUNDS (Cost $3,339,608)		3,596,205
Short-Term Funds - 41.2%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	2,026,003	$ 2,026,003
Fidelity Short-Term Bond Fund	201,354	1,719,560
TOTAL SHORT-TERM FUNDS (Cost $3,707,243)		3,745,563
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,563,567)	9,101,225
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,158)
NET ASSETS - 100%	$ 9,100,067
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $8,563,567) - See accompanying schedule	$ 9,101,225
Cash	11
Total assets	9,101,236

Liabilities
Distribution and service plan fees payable	1,169

Net Assets	$ 9,100,067
Net Assets consist of:
Paid in capital	$ 9,117,601
Undistributed net investment income	2,118
Accumulated undistributed net realized gain (loss) on investments	(557,310)
Net unrealized appreciation (depreciation) on investments	537,658
Net Assets	$ 9,100,067
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,181,425 ÷ 23,823.47 shares)	$ 49.59

Maximum offering price per share (100/94.25 of $49.59)	$ 52.62
Class T: Net Asset Value and redemption price per share ($239,909 ÷ 4,836.64 shares)	$ 49.60

Maximum offering price per share (100/96.50 of $49.60)	$ 51.40

Class C: Net Asset Value and offering price per share ($1,010,443 ÷ 20,377.99 shares)A	$ 49.59

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($6,591,920 ÷ 132,909.15 shares)	$ 49.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($76,370 ÷ 1,539.77 shares)	$ 49.60

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 96,564

Expenses
Distribution and service plan fees	$ 7,610
Independent trustees' compensation	18
Total expenses before reductions	7,628
Expense reductions	(18)	7,610
Net investment income (loss)		88,954
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,264
Capital gain distributions from underlying funds	85,101
Total net realized gain (loss)		86,365
Change in net unrealized appreciation (depreciation) on underlying funds		(107,338)
Net gain (loss)		(20,973)
Net increase (decrease) in net assets resulting from operations		$ 67,981

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 88,954	$ 192,852
Net realized gain (loss)	86,365	(50,954)
Change in net unrealized appreciation (depreciation)	(107,338)	761,739
Net increase (decrease) in net assets resulting from operations	67,981	903,637
Distributions to shareholders from net investment income	(89,005)	(194,425)
Distributions to shareholders from net realized gain	(38,550)	(58,747)
Total distributions	(127,555)	(253,172)
Share transactions - net increase (decrease)	(842,422)	(1,722,258)
Total increase (decrease) in net assets	(901,996)	(1,071,793)

Net Assets
Beginning of period	10,002,063	11,073,856
End of period (including undistributed net investment income of $2,118 and undistributed net investment income of $2,169, respectively)	$ 9,100,067	$ 10,002,063

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.82	$ 47.04	$ 43.62	$ 47.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.430	.821	.831	1.118	1.233
Net realized and unrealized gain (loss)	(.023)	3.054	3.539	(3.686)	(2.204)
Total from investment operations	.407	3.875	4.370	(2.568)	(.971)
Distributions from net investment income	(.432)	(.834)	(.830)	(1.132)	(1.129)
Distributions from net realized gain	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(.637)	(1.095)	(.950)	(1.572)	(1.269)
Net asset value, end of period	$ 49.59	$ 49.82	$ 47.04	$ 43.62	$ 47.76
Total Return B, C, D	.84%	8.30%	10.08%	(5.07)%	(2.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.76% A	1.68%	1.80%	2.72%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,181	$ 1,798	$ 2,308	$ 2,599	$ 2,214
Portfolio turnover rate	56% A	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.81	$ 47.04	$ 43.62	$ 47.75	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.370	.698	.716	1.025	1.128
Net realized and unrealized gain (loss)	(.017)	3.043	3.540	(3.690)	(2.219)
Total from investment operations	.353	3.741	4.256	(2.665)	(1.091)
Distributions from net investment income	(.358)	(.710)	(.716)	(1.025)	(1.019)
Distributions from net realized gain	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(.563)	(.971)	(.836)	(1.465)	(1.159)
Net asset value, end of period	$ 49.60	$ 49.81	$ 47.04	$ 43.62	$ 47.75
Total Return B, C, D	.73%	8.00%	9.81%	(5.30)%	(2.26)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.51% A	1.42%	1.55%	2.47%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 240	$ 529	$ 638	$ 499	$ 673
Portfolio turnover rate	56% A	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.83	$ 47.03	$ 43.61	$ 47.73	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.245	.453	.485	.822	.904
Net realized and unrealized gain (loss)	(.015)	3.055	3.531	(3.689)	(2.227)
Total from investment operations	.230	3.508	4.016	(2.867)	(1.323)
Distributions from net investment income	(.265)	(.447)	(.476)	(.813)	(.807)
Distributions from net realized gain	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(.470)	(.708)	(.596)	(1.253)	(.947)
Net asset value, end of period	$ 49.59	$ 49.83	$ 47.03	$ 43.61	$ 47.73
Total Return B, C, D	.48%	7.49%	9.24%	(5.76)%	(2.71)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	1.01% A	.92%	1.05%	1.97%	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,010	$ 759	$ 1,075	$ 1,171	$ 1,595
Portfolio turnover rate	56% A	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2016

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.83	$ 47.05	$ 43.63	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.490	.944	.948	1.231	1.356
Net realized and unrealized gain (loss)	(.019)	3.055	3.539	(3.692)	(2.217)
Total from investment operations	.471	3.999	4.487	(2.461)	(.861)
Distributions from net investment income	(.496)	(.958)	(.947)	(1.239)	(1.229)
Distributions from net realized gain	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(.701)	(1.219)	(1.067)	(1.679)	(1.369)
Net asset value, end of period	$ 49.60	$ 49.83	$ 47.05	$ 43.63	$ 47.77
Total Return B, C	.97%	8.57%	10.36%	(4.82)%	(1.81)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.01% A	1.93%	2.05%	2.97%	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,592	$ 6,873	$ 6,946	$ 4,733	$ 4,880
Portfolio turnover rate	56% A	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.83	$ 47.05	$ 43.64	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.488	.945	.947	1.235	1.370
Net realized and unrealized gain (loss)	(.017)	3.054	3.530	(3.686)	(2.231)
Total from investment operations	.471	3.999	4.477	(2.451)	(.861)
Distributions from net investment income	(.496)	(.958)	(.947)	(1.239)	(1.229)
Distributions from net realized gain	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(.701)	(1.219)	(1.067)	(1.679)	(1.369)
Net asset value, end of period	$ 49.60	$ 49.83	$ 47.05	$ 43.64	$ 47.77
Total Return B, C	.97%	8.57%	10.33%	(4.80)%	(1.81)%
Ratios to Average Net AssetsE, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.01% A	1.92%	2.05%	2.97%	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 76	$ 44	$ 108	$ 109	$ 184
Portfolio turnover rate	56% A	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	3.6	3.4
Fidelity Blue Chip Growth Fund	3.4	0.0
Fidelity Disciplined Equity Fund	5.1	3.5
Fidelity Equity-Income Fund	5.2	3.5
Fidelity Large Cap Core Enhanced Index Fund	0.0	5.7
Fidelity Series 100 Index Fund	2.9	4.3
Fidelity Series Broad Market Opportunities Fund	5.2	5.7
Fidelity Series Small Cap Opportunities Fund	0.5	2.3
	25.9	28.4
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	2.4	2.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	0.0	0.6
Fidelity Strategic Income Fund	0.0*	0.7
	0.0*	1.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.3	7.9
Fidelity Strategic Real Return Fund	8.2	7.9
Fidelity Total Bond Fund	24.8	23.7
	41.3	39.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	15.2	14.0
Fidelity Short-Term Bond Fund	15.2	14.1
	30.4	28.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	25.9%
International Equity Funds	2.4%
High Yield Fixed-Income Funds	0.0%
Investment Grade Fixed-Income Funds	41.3%
Short-Term Funds	30.4%

Six months ago
Domestic Equity Funds	28.4%
International Equity Funds	2.7%
High Yield Fixed-Income Funds	1.3%
Investment Grade Fixed-Income Funds	39.5%
Short-Term Funds	28.1%

Expected
Domestic Equity Funds	24.3%
International Equity Funds	2.2%
High Yield Fixed-Income Funds	0.0%
Investment Grade Fixed-Income Funds	41.8%
Short-Term Funds	31.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2011. The current allocation is based on the fund's holdings as of January 31, 2012. The expected allocation represents the fund's anticipated allocation at July 31, 2012.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 28.3%
	Shares	Value
Domestic Equity Funds - 25.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	10,655	$ 184,233
Fidelity Blue Chip Growth Fund	3,774	170,901
Fidelity Disciplined Equity Fund	11,593	260,024
Fidelity Equity-Income Fund	6,106	261,172
Fidelity Series 100 Index Fund	15,674	143,890
Fidelity Series Broad Market Opportunities Fund	25,869	261,272
Fidelity Series Small Cap Opportunities Fund	2,361	25,951
TOTAL DOMESTIC EQUITY FUNDS		1,307,443
International Equity Funds - 2.4%
Fidelity Advisor International Discovery Fund Institutional Class	4,193	121,631
TOTAL EQUITY FUNDS (Cost $1,442,193)		1,429,074
Fixed-Income Funds - 41.3%

High Yield Fixed-Income Funds - 0.0%
Fidelity Strategic Income Fund	1	11
Investment Grade Fixed-Income Funds - 41.3%
Fidelity Government Income Fund	38,613	417,409

	Shares	Value
Fidelity Strategic Real Return Fund	43,782	$ 415,055
Fidelity Total Bond Fund	113,612	1,253,140
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,085,604
TOTAL FIXED-INCOME FUNDS (Cost $1,997,747)		2,085,615
Short-Term Funds - 30.4%

Fidelity Institutional Money Market Portfolio Institutional Class	768,095	768,095
Fidelity Short-Term Bond Fund	90,215	770,439
TOTAL SHORT-TERM FUNDS (Cost $1,529,137)		1,538,534
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,969,077)	5,053,223
NET OTHER ASSETS (LIABILITIES) - 0.0%	(388)
NET ASSETS - 100%	$ 5,052,835
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $4,969,077) - See accompanying schedule	$ 5,053,223

Liabilities
Distribution and service plan fees payable	388

Net Assets	$ 5,052,835
Net Assets consist of:
Paid in capital	$ 5,619,674
Undistributed net investment income	1,218
Accumulated undistributed net realized gain (loss) on investments	(652,203)
Net unrealized appreciation (depreciation) on investments	84,146
Net Assets	$ 5,052,835

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($758,509 ÷ 15,337.60 shares)	$ 49.45

Maximum offering price per share (100/94.25 of $49.45)	$ 52.47
Class T: Net Asset Value and redemption price per share ($138,124 ÷ 2,791.68 shares)	$ 49.48

Maximum offering price per share (100/96.50 of $49.48)	$ 51.27

Class C: Net Asset Value and offering price per share ($211,400 ÷ 4,277.00 shares)A	$ 49.43

Income Replacement 2018: Net Asset Value, offering price and redemption price per share ($3,816,911 ÷ 77,167.95 shares)	$ 49.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($127,891 ÷ 2,585.36 shares)	$ 49.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 53,367

Expenses
Distribution and service plan fees	$ 2,349
Independent trustees' compensation	9
Total expenses before reductions	2,358
Expense reductions	(9)	2,349
Net investment income (loss)		51,018
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	29,150
Capital gain distributions from underlying funds	45,446
Total net realized gain (loss)		74,596
Change in net unrealized appreciation (depreciation) on underlying funds		(103,242)
Net gain (loss)		(28,646)
Net increase (decrease) in net assets resulting from operations		$ 22,372

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 51,018	$ 106,309
Net realized gain (loss)	74,596	(910)
Change in net unrealized appreciation (depreciation)	(103,242)	449,375
Net increase (decrease) in net assets resulting from operations	22,372	554,774
Distributions to shareholders from net investment income	(50,941)	(106,906)
Distributions to shareholders from net realized gain	(20,328)	(28,806)
Total distributions	(71,269)	(135,712)
Share transactions - net increase (decrease)	(182,984)	(565,574)
Total increase (decrease) in net assets	(231,881)	(146,512)

Net Assets
Beginning of period	5,284,716	5,431,228
End of period (including undistributed net investment income of $1,218 and undistributed net investment income of $1,141, respectively)	$ 5,052,835	$ 5,284,716

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.87	$ 46.45	$ 42.81	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.455	.836	.836	1.092	1.163
Net realized and unrealized gain (loss)	(.224)	3.655	3.763	(4.138)	(2.454)
Total from investment operations	.231	4.491	4.599	(3.046)	(1.291)
Distributions from net investment income	(.453)	(.834)	(.839)	(1.124)	(1.119)
Distributions from net realized gain	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(.651)	(1.071)	(.959)	(1.604)	(1.249)
Net asset value, end of period	$ 49.45	$ 49.87	$ 46.45	$ 42.81	$ 47.46
Total Return B, C, D	.49%	9.73%	10.80%	(6.06)%	(2.68)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.88% A	1.71%	1.83%	2.69%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 759	$ 784	$ 1,147	$ 833	$ 1,107
Portfolio turnover rate	48% A	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.90	$ 46.48	$ 42.83	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.394	.716	.722	.989	1.075
Net realized and unrealized gain (loss)	(.222)	3.664	3.759	(4.128)	(2.483)
Total from investment operations	.172	4.380	4.481	(3.139)	(1.408)
Distributions from net investment income	(.394)	(.723)	(.711)	(1.011)	(1.002)
Distributions from net realized gain	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(.592)	(.960)	(.831)	(1.491)	(1.132)
Net asset value, end of period	$ 49.48	$ 49.90	$ 46.48	$ 42.83	$ 47.46
Total Return B, C, D	.37%	9.48%	10.51%	(6.28)%	(2.91)%
Ratios to Average Net AssetsF, H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.62% A	1.46%	1.58%	2.44%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 138	$ 148	$ 52	$ 91	$ 154
Portfolio turnover rate	48% A	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.85	$ 46.43	$ 42.80	$ 47.41	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.273	.469	.495	.786	.836
Net realized and unrealized gain (loss)	(.223)	3.659	3.760	(4.122)	(2.476)
Total from investment operations	.050	4.128	4.255	(3.336)	(1.640)
Distributions from net investment income	(.272)	(.471)	(.505)	(.794)	(.820)
Distributions from net realized gain	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(.470)	(.708)	(.625)	(1.274)	(.950)
Net asset value, end of period	$ 49.43	$ 49.85	$ 46.43	$ 42.80	$ 47.41
Total ReturnB, C, D	.12%	8.93%	9.98%	(6.75)%	(3.36)%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	1.13% A	.96%	1.08%	1.94%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 211	$ 226	$ 201	$ 131	$ 365
Portfolio turnover rate	48% A	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2018

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.88	$ 46.46	$ 42.82	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.515	.960	.950	1.202	1.280
Net realized and unrealized gain (loss)	(.223)	3.657	3.761	(4.138)	(2.469)
Total from investment operations	.292	4.617	4.711	(2.936)	(1.189)
Distributions from net investment income	(.514)	(.960)	(.951)	(1.224)	(1.221)
Distributions from net realized gain	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(.712)	(1.197)	(1.071)	(1.704)	(1.351)
Net asset value, end of period	$ 49.46	$ 49.88	$ 46.46	$ 42.82	$ 47.46
Total Return B, C	.62%	10.01%	11.07%	(5.81)%	(2.48)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%A
Net investment income (loss)	2.13%A	1.96%	2.08%	2.94%	2.85%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,817	$ 3,806	$ 3,681	$ 3,435	$ 5,167
Portfolio turnover rate	48% A	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.89	$ 46.46	$ 42.82	$ 47.47	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.518	.959	.950	1.175	1.295
Net realized and unrealized gain (loss)	(.226)	3.668	3.761	(4.121)	(2.474)
Total from investment operations	.292	4.627	4.711	(2.946)	(1.179)
Distributions from net investment income	(.514)	(.960)	(.951)	(1.224)	(1.221)
Distributions from net realized gain	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(.712)	(1.197)	(1.071)	(1.704)	(1.351)
Net asset value, end of period	$ 49.47	$ 49.89	$ 46.46	$ 42.82	$ 47.47
Total Return B, C	.62%	10.03%	11.07%	(5.83)%	(2.46)%
Ratios to Average Net AssetsE, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%A
Net investment income (loss)	2.13% A	1.96%	2.08%	2.94%	2.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 128	$ 320	$ 350	$ 326	$ 214
Portfolio turnover rate	48% A	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.5	4.0
Fidelity Blue Chip Growth Fund	4.2	0.0
Fidelity Disciplined Equity Fund	6.4	4.2
Fidelity Equity-Income Fund	6.4	4.1
Fidelity Large Cap Core Enhanced Index Fund	0.0	6.9
Fidelity Series 100 Index Fund	3.5	5.1
Fidelity Series Broad Market Opportunities Fund	6.4	6.8
Fidelity Series Small Cap Opportunities Fund	0.6	2.7
	32.0	33.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	3.4	3.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.2	1.3
Fidelity Strategic Income Fund	1.2	1.4
	2.4	2.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.5	7.3
Fidelity Strategic Real Return Fund	7.5	7.3
Fidelity Total Bond Fund	22.6	21.9
	37.6	36.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	12.3	11.6
Fidelity Short-Term Bond Fund	12.3	11.7
	24.6	23.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	32.0%
International Equity Funds	3.4%
High Yield Fixed-Income Funds	2.4%
Investment Grade Fixed-Income Funds	37.6%
Short-Term Funds	24.6%

Six months ago
Domestic Equity Funds	33.8%
International Equity Funds	3.7%
High Yield Fixed-Income Funds	2.7%
Investment Grade Fixed-Income Funds	36.5%
Short-Term Funds	23.3%

Expected
Domestic Equity Funds	30.9%
International Equity Funds	3.1%
High Yield Fixed-Income Funds	2.1%
Investment Grade Fixed-Income Funds	38.1%
Short-Term Funds	25.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2011. The current allocation is based on the fund's holdings as of January 31, 2012. The expected allocation represents the fund's anticipated allocation at July 31, 2012.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 35.4%
	Shares	Value
Domestic Equity Funds - 32.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	10,271	$ 177,586
Fidelity Blue Chip Growth Fund	3,631	164,414
Fidelity Disciplined Equity Fund	11,152	250,138
Fidelity Equity-Income Fund	5,874	251,239
Fidelity Series 100 Index Fund	15,090	138,522
Fidelity Series Broad Market Opportunities Fund	24,885	251,336
Fidelity Series Small Cap Opportunities Fund	2,299	25,264
TOTAL DOMESTIC EQUITY FUNDS		1,258,499
International Equity Funds - 3.4%
Fidelity Advisor International Discovery Fund Institutional Class	4,561	132,305
TOTAL EQUITY FUNDS (Cost $1,212,374)		1,390,804
Fixed-Income Funds - 40.0%

High Yield Fixed-Income Funds - 2.4%
Fidelity Capital & Income Fund	5,207	46,814
Fidelity Strategic Income Fund	4,257	46,870
TOTAL HIGH YIELD FIXED-INCOME FUNDS		93,684

	Shares	Value
Investment Grade Fixed-Income Funds - 37.6%
Fidelity Government Income Fund	27,394	$ 296,131
Fidelity Strategic Real Return Fund	31,061	294,463
Fidelity Total Bond Fund	80,527	888,216
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,478,810
TOTAL FIXED-INCOME FUNDS (Cost $1,469,451)		1,572,494
Short-Term Funds - 24.6%

Fidelity Institutional Money Market Portfolio Institutional Class	483,814	483,814
Fidelity Short-Term Bond Fund	56,825	485,289
TOTAL SHORT-TERM FUNDS (Cost $957,851)		969,103
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,639,676)	3,932,401
NET OTHER ASSETS (LIABILITIES) - 0.0%	(421)
NET ASSETS - 100%	$ 3,931,980
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2012 (Unaudited)
Assets
Investment in securities, at value (cost $3,639,676) - See accompanying schedule	$ 3,932,401
Receivable for investments sold	1
Total assets	3,932,402

Liabilities
Distribution and service plan fees payable	422

Net Assets	$ 3,931,980
Net Assets consist of:
Paid in capital	$ 3,844,252
Undistributed net investment income	856
Accumulated undistributed net realized gain (loss) on investments	(205,853)
Net unrealized appreciation (depreciation) on investments	292,725
Net Assets	$ 3,931,980
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($408,235 ÷ 8,260.19 shares)	$ 49.42

Maximum offering price per share (100/94.25 of $49.42)	$ 52.44
Class T: Net Asset Value and redemption price per share ($186,165 ÷ 3,767.35 shares)	$ 49.42

Maximum offering price per share (100/96.50 of $49.42)	$ 51.21

Class C: Net Asset Value and offering price per share ($315,281 ÷ 6,385.12 shares)A	$ 49.38

Income Replacement 2020: Net Asset Value, offering price and redemption price per share ($2,989,738 ÷ 60,492.00 shares)	$ 49.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($32,561 ÷ 658.81 shares)	$ 49.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2012 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 42,561

Expenses
Distribution and service plan fees	$ 2,299
Independent trustees' compensation	7
Total expenses before reductions	2,306
Expense reductions	(7)	2,299
Net investment income (loss)		40,262
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	12,953
Capital gain distributions from underlying funds	33,817
Total net realized gain (loss)		46,770
Change in net unrealized appreciation (depreciation) on underlying funds		(79,233)
Net gain (loss)		(32,463)
Net increase (decrease) in net assets resulting from operations		$ 7,799

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,262	$ 71,397
Net realized gain (loss)	46,770	11,326
Change in net unrealized appreciation (depreciation)	(79,233)	303,624
Net increase (decrease) in net assets resulting from operations	7,799	386,347
Distributions to shareholders from net investment income	(40,261)	(71,547)
Distributions to shareholders from net realized gain	(14,681)	(16,958)
Total distributions	(54,942)	(88,505)
Share transactions - net increase (decrease)	7,750	363,777
Total increase (decrease) in net assets	(39,393)	661,619

Net Assets
Beginning of period	3,971,373	3,309,754
End of period (including undistributed net investment income of $856 and undistributed net investment income of $855, respectively)	$ 3,931,980	$ 3,971,373

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.99	$ 46.09	$ 42.28	$ 47.11	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.487	.817	.812	1.027	1.085
Net realized and unrealized gain (loss)	(.395)	4.128	3.930	(4.465)	(2.692)
Total from investment operations	.092	4.945	4.742	(3.438)	(1.607)
Distributions from net investment income	(.479)	(.826)	(.817)	(1.032)	(1.113)
Distributions from net realized gain	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(.662)	(1.045)	(.932)	(1.392)	(1.283)
Net asset value, end of period	$ 49.42	$ 49.99	$ 46.09	$ 42.28	$ 47.11
Total Return B,C,D	.22%	10.79%	11.27%	(7.00)%	(3.33)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25% A
Net investment income (loss)	2.02% A	1.67%	1.79%	2.60%	2.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 408	$ 436	$ 607	$ 502	$ 503
Portfolio turnover rate	54% A	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.99	$ 46.09	$ 42.28	$ 47.10	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.426	.696	.696	.926	.985
Net realized and unrealized gain (loss)	(.394)	4.135	3.928	(4.460)	(2.707)
Total from investment operations	.032	4.831	4.624	(3.534)	(1.722)
Distributions from net investment income	(.419)	(.712)	(.699)	(.926)	(1.008)
Distributions from net realized gain	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(.602)	(.931)	(.814)	(1.286)	(1.178)
Net asset value, end of period	$ 49.42	$ 49.99	$ 46.09	$ 42.28	$ 47.10
Total Return B,C,D	.10%	10.54%	10.98%	(7.23)%	(3.56)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.77% A	1.42%	1.54%	2.35%	2.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 186	$ 196	$ 134	$ 171	$ 187
Portfolio turnover rate	54% A	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.97	$ 46.06	$ 42.26	$ 47.08	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.303	.449	.473	.736	.755
Net realized and unrealized gain (loss)	(.401)	4.132	3.923	(4.471)	(2.699)
Total from investment operations	(.098)	4.581	4.396	(3.735)	(1.944)
Distributions from net investment income	(.309)	(.452)	(.481)	(.725)	(.806)
Distributions from net realized gain	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(.492)	(.671)	(.596)	(1.085)	(.976)
Net asset value, end of period	$ 49.38	$ 49.97	$ 46.06	$ 42.26	$ 47.08
Total Return B,C,D	(.17)%	9.98%	10.43%	(7.70)%	(3.99)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	1.26% A	.92%	1.05%	1.85%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 315	$ 228	$ 295	$ 221	$ 275
Portfolio turnover rate	54% A	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2020

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00	$ 46.09	$ 42.29	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.547	.942	.925	1.125	1.190
Net realized and unrealized gain (loss)	(.405)	4.138	3.919	(4.464)	(2.677)
Total from investment operations	.142	5.080	4.844	(3.339)	(1.487)
Distributions from net investment income	(.539)	(.951)	(.929)	(1.131)	(1.223)
Distributions from net realized gain	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(.722)	(1.170)	(1.044)	(1.491)	(1.393)
Net asset value, end of period	$ 49.42	$ 50.00	$ 46.09	$ 42.29	$ 47.12
Total Return B,C	.32%	11.10%	11.52%	(6.76)%	(3.10)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.27% A	1.92%	2.04%	2.86%	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,990	$ 3,079	$ 2,225	$ 1,624	$ 1,233
Portfolio turnover rate	54% A	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00	$ 46.09	$ 42.29	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.547	.939	.928	1.138	1.215
Net realized and unrealized gain (loss)	(.405)	4.141	3.916	(4.477)	(2.702)
Total from investment operations	.142	5.080	4.844	(3.339)	(1.487)
Distributions from net investment income	(.539)	(.951)	(.929)	(1.131)	(1.223)
Distributions from net realized gain	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(.722)	(1.170)	(1.044)	(1.491)	(1.393)
Net asset value, end of period	$ 49.42	$ 50.00	$ 46.09	$ 42.29	$ 47.12
Total Return B,C	.32%	11.10%	11.52%	(6.76)%	(3.10)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.27% A	1.92%	2.04%	2.85%	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33	$ 32	$ 49	$ 95	$ 163
Portfolio turnover rate	54% A	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.2	4.5
Fidelity Blue Chip Growth Fund	4.8	0.0
Fidelity Disciplined Equity Fund	7.3	4.7
Fidelity Equity-Income Fund	7.3	4.6
Fidelity Large Cap Core Enhanced Index Fund	0.0	7.7
Fidelity Series 100 Index Fund	4.0	5.8
Fidelity Series Broad Market Opportunities Fund	7.3	7.6
Fidelity Series Small Cap Opportunities Fund	0.7	3.0
	36.6	37.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	4.3	4.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.6	1.7
Fidelity Strategic Income Fund	1.6	1.8
	3.2	3.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.0	6.9
Fidelity Strategic Real Return Fund	7.0	6.8
Fidelity Total Bond Fund	21.2	20.5
	35.2	34.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	10.3	9.9
Fidelity Short-Term Bond Fund	10.4	9.9
	20.7	19.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	36.6%
International Equity Funds	4.3%
High Yield Fixed-Income Funds	3.2%
Investment Grade Fixed-Income Funds	35.2%
Short-Term Funds	20.7%

Six months ago
Domestic Equity Funds	37.9%
International Equity Funds	4.6%
High Yield Fixed-Income Funds	3.5%
Investment Grade Fixed-Income Funds	34.2%
Short-Term Funds	19.8%

Expected
Domestic Equity Funds	35.9%
International Equity Funds	4.1%
High Yield Fixed-Income Funds	3.0%
Investment Grade Fixed-Income Funds	35.4%
Short-Term Funds	21.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2011. The current allocation is based on the fund's holdings as of January 31, 2012. The expected allocation represents the fund's anticipated allocation at July 31, 2012.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 40.9%
	Shares	Value
Domestic Equity Funds - 36.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	10,601	$ 183,290
Fidelity Blue Chip Growth Fund	3,753	169,930
Fidelity Disciplined Equity Fund	11,537	258,779
Fidelity Equity-Income Fund	6,077	259,919
Fidelity Series 100 Index Fund	15,563	142,867
Fidelity Series Broad Market Opportunities Fund	25,744	260,019
Fidelity Series Small Cap Opportunities Fund	2,367	26,011
TOTAL DOMESTIC EQUITY FUNDS		1,300,815
International Equity Funds - 4.3%
Fidelity Advisor International Discovery Fund Institutional Class	5,271	152,926
TOTAL EQUITY FUNDS (Cost $1,539,598)		1,453,741
Fixed-Income Funds - 38.4%

High Yield Fixed-Income Funds - 3.2%
Fidelity Capital & Income Fund	6,344	57,030
Fidelity Strategic Income Fund	5,187	57,104
TOTAL HIGH YIELD FIXED-INCOME FUNDS		114,134

	Shares	Value
Investment Grade Fixed-Income Funds - 35.2%
Fidelity Government Income Fund	23,148	$ 250,225
Fidelity Strategic Real Return Fund	26,248	248,831
Fidelity Total Bond Fund	68,131	751,487
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,250,543
TOTAL FIXED-INCOME FUNDS (Cost $1,346,049)		1,364,677
Short-Term Funds - 20.7%

Fidelity Institutional Money Market Portfolio Institutional Class	367,160	367,160
Fidelity Short-Term Bond Fund	43,123	368,269
TOTAL SHORT-TERM FUNDS (Cost $734,882)		735,429
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,620,529)	3,553,847
NET OTHER ASSETS (LIABILITIES) - 0.0%	(46)
NET ASSETS - 100%	$ 3,553,801
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $3,620,529) - See accompanying schedule		$ 3,553,847
Cash		1
Receivable for fund shares sold		2,000
Total assets		3,555,848

Liabilities
Payable for investments purchased	$ 1,996
Distribution and service plan fees payable	51
Total liabilities		2,047

Net Assets		$ 3,553,801
Net Assets consist of:
Paid in capital		$ 4,260,624
Undistributed net investment income		874
Accumulated undistributed net realized gain (loss) on investments		(641,015)
Net unrealized appreciation (depreciation) on investments		(66,682)
Net Assets		$ 3,553,801

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($248,634 ÷ 5,063.50 shares)		$ 49.10

Maximum offering price per share (100/94.25 of $49.10)		$ 52.10
Class T: Net Asset Value and redemption price per share ($8,682 ÷ 176.63 shares)		$ 49.15

Maximum offering price per share (100/96.50 of $49.15)		$ 50.93

Class C: Net Asset Value and offering price per share ($27,366 ÷ 557.01 shares)A		$ 49.13

Income Replacement 2022: Net Asset Value, offering price and redemption price per share ($3,265,840 ÷ 66,517.62 shares)		$ 49.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,279 ÷ 66.80 shares)		$ 49.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 34,874

Expenses
Distribution and service plan fees	$ 273
Independent trustees' compensation	6
Total expenses before reductions	279
Expense reductions	(6)	273
Net investment income (loss)		34,601
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,174)
Capital gain distributions from underlying funds	26,153
Total net realized gain (loss)		23,979
Change in net unrealized appreciation (depreciation) on underlying funds		(58,544)
Net gain (loss)		(34,565)
Net increase (decrease) in net assets resulting from operations		$ 36

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,601	$ 57,853
Net realized gain (loss)	23,979	51,214
Change in net unrealized appreciation (depreciation)	(58,544)	211,768
Net increase (decrease) in net assets resulting from operations	36	320,835
Distributions to shareholders from net investment income	(34,488)	(57,885)
Distributions to shareholders from net realized gain	(10,962)	(12,730)
Total distributions	(45,450)	(70,615)
Share transactions - net increase (decrease)	203,214	582,659
Total increase (decrease) in net assets	157,800	832,879

Net Assets
Beginning of period	3,396,001	2,563,122
End of period (including undistributed net investment income of $874 and undistributed net investment income of $761, respectively)	$ 3,553,801	$ 3,396,001

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.79	$ 45.58	$ 41.87	$ 47.05	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.482	.817	.815	1.035	1.087
Net realized and unrealized gain (loss)	(.525)	4.431	3.980	(4.739)	(2.853)
Total from investment operations	(.043)	5.248	4.795	(3.704)	(1.766)
Distributions from net investment income	(.476)	(.824)	(.793)	(1.056)	(1.014)
Distributions from net realized gain	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(.647)	(1.038)	(1.085)	(1.476)	(1.184)
Net asset value, end of period	$ 49.10	$ 49.79	$ 45.58	$ 41.87	$ 47.05
Total Return B, C, D	(.05)%	11.58%	11.53%	(7.53)%	(3.64)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.26%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.26%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.26%	.25% A
Net investment income (loss)	2.05% A	1.67%	1.82%	2.62%	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 249	$ 72	$ 42	$ 122	$ 289
Portfolio turnover rate	69% A	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.82	$ 45.57	$ 41.86	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.431	.691	.702	.933	.982
Net realized and unrealized gain (loss)	(.526)	4.434	3.985	(4.736)	(2.862)
Total from investment operations	(.095)	5.125	4.687	(3.803)	(1.880)
Distributions from net investment income	(.404)	(.661)	(.685)	(.957)	(.910)
Distributions from net realized gain	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(.575)	(.875)	(.977)	(1.377)	(1.080)
Net asset value, end of period	$ 49.15	$ 49.82	$ 45.57	$ 41.86	$ 47.04
Total Return B, C, D	(.16)%	11.30%	11.27%	(7.77)%	(3.87)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.51%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.51%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.51%	.50% A
Net investment income (loss)	1.80% A	1.43%	1.57%	2.37%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9	$ 23	$ 77	$ 112	$ 187
Portfolio turnover rate	69% A	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.81	$ 45.58	$ 41.86	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.310	.447	.477	.737	.760
Net realized and unrealized gain (loss)	(.529)	4.434	3.989	(4.745)	(2.860)
Total from investment operations	(.219)	4.881	4.466	(4.008)	(2.100)
Distributions from net investment income	(.290)	(.437)	(.454)	(.752)	(.690)
Distributions from net realized gain	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(.461)	(.651)	(.746)	(1.172)	(.860)
Net asset value, end of period	$ 49.13	$ 49.81	$ 45.58	$ 41.86	$ 47.04
Total Return B, C, D	(.41)%	10.74%	10.72%	(8.25)%	(4.29)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.01%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.01%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.01%	1.00% A
Net investment income (loss)	1.29% A	.92%	1.07%	1.87%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27	$ 32	$ 44	$ 69	$ 120
Portfolio turnover rate	69% A	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2022

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.78	$ 45.56	$ 41.87	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.548	.937	.925	1.144	1.190
Net realized and unrealized gain (loss)	(.527)	4.438	3.978	(4.752)	(2.836)
Total from investment operations	.021	5.375	4.903	(3.608)	(1.646)
Distributions from net investment income	(.530)	(.941)	(.921)	(1.162)	(1.124)
Distributions from net realized gain	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(.701)	(1.155)	(1.213)	(1.582)	(1.294)
Net asset value, end of period	$ 49.10	$ 49.78	$ 45.56	$ 41.87	$ 47.06
Total Return B, C	.08%	11.87%	11.80%	(7.30)%	(3.41)%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% A, F	.00% F	.00% F	.01%	.00% A, F
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.01%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.01%	.00% A
Net investment income (loss)	2.29% A	1.92%	2.07%	2.87%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,266	$ 3,266	$ 2,395	$ 2,353	$ 4,666
Portfolio turnover rate	69% A	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.77	$ 45.56	$ 41.86	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.550	.937	.918	1.131	1.208
Net realized and unrealized gain (loss)	(.529)	4.428	3.995	(4.749)	(2.854)
Total from investment operations	.021	5.365	4.913	(3.618)	(1.646)
Distributions from net investment income	(.530)	(.941)	(.921)	(1.162)	(1.124)
Distributions from net realized gain	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(.701)	(1.155)	(1.213)	(1.582)	(1.294)
Net asset value, end of period	$ 49.09	$ 49.77	$ 45.56	$ 41.86	$ 47.06
Total Return B, C	.08%	11.85%	11.83%	(7.33)%	(3.41)%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% A, F	.00% F	.00% F	.01%	.00% A, F
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.01%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.01%	.00% A
Net investment income (loss)	2.29% A	1.92%	2.07%	2.87%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3	$ 4	$ 5	$ 166	$ 277
Portfolio turnover rate	69% A	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.6	4.8
Fidelity Blue Chip Growth Fund	5.2	0.0
Fidelity Disciplined Equity Fund	7.9	5.0
Fidelity Equity-Income Fund	7.9	5.0
Fidelity Large Cap Core Enhanced Index Fund	0.0	8.2
Fidelity Series 100 Index Fund	4.4	6.2
Fidelity Series Broad Market Opportunities Fund	8.0	8.1
Fidelity Series Small Cap Opportunities Fund	0.8	3.2
	39.8	40.5
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.2	5.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.9	2.0
Fidelity Strategic Income Fund	2.0	2.0
	3.9	4.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.6	6.5
Fidelity Strategic Real Return Fund	6.6	6.5
Fidelity Total Bond Fund	19.9	19.6
	33.1	32.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	9.0	8.7
Fidelity Short-Term Bond Fund	9.0	8.7
	18.0	17.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	39.8%
International Equity Funds	5.2%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	33.1%
Short-Term Funds	18.0%

Six months ago
Domestic Equity Funds	40.5%
International Equity Funds	5.5%
High Yield Fixed-Income Funds	4.0%
Investment Grade Fixed-Income Funds	32.6%
Short-Term Funds	17.4%

Expected
Domestic Equity Funds	39.4%
International Equity Funds	5.0%
High Yield Fixed-Income Funds	3.7%
Investment Grade Fixed-Income Funds	33.3%
Short-Term Funds	18.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2011. The current allocation is based on the fund's holdings as of January 31, 2012. The expected allocation represents the fund's anticipated allocation at July 31, 2012.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 45.0%
	Shares	Value
Domestic Equity Funds - 39.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	5,866	$ 101,430
Fidelity Blue Chip Growth Fund	2,078	94,076
Fidelity Disciplined Equity Fund	6,382	143,150
Fidelity Equity-Income Fund	3,362	143,779
Fidelity Series 100 Index Fund	8,625	79,180
Fidelity Series Broad Market Opportunities Fund	14,241	143,834
Fidelity Series Small Cap Opportunities Fund	1,303	14,315
TOTAL DOMESTIC EQUITY FUNDS		719,764
International Equity Funds - 5.2%
Fidelity Advisor International Discovery Fund Institutional Class	3,224	93,530
TOTAL EQUITY FUNDS (Cost $801,274)		813,294
Fixed-Income Funds - 37.0%

High Yield Fixed-Income Funds - 3.9%
Fidelity Capital & Income Fund	3,860	34,699
Fidelity Strategic Income Fund	3,155	34,741
TOTAL HIGH YIELD FIXED-INCOME FUNDS		69,440

	Shares	Value
Investment Grade Fixed-Income Funds - 33.1%
Fidelity Government Income Fund	11,092	$ 119,905
Fidelity Strategic Real Return Fund	12,577	119,231
Fidelity Total Bond Fund	32,633	359,943
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		599,079
TOTAL FIXED-INCOME FUNDS (Cost $649,617)		668,519
Short-Term Funds - 18.0%

Fidelity Institutional Money Market Portfolio Institutional Class	163,027	163,027
Fidelity Short-Term Bond Fund	19,148	163,524
TOTAL SHORT-TERM FUNDS (Cost $324,750)		326,551
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,775,641)	1,808,364
NET OTHER ASSETS (LIABILITIES) - 0.0%	(180)
NET ASSETS - 100%	$ 1,808,184
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $1,775,641) - See accompanying schedule		$ 1,808,364
Cash		72
Receivable for fund shares sold		689
Total assets		1,809,125

Liabilities
Payable for investments purchased	$ 687
Distribution and service plan fees payable	254
Total liabilities		941

Net Assets		$ 1,808,184
Net Assets consist of:
Paid in capital		$ 1,880,082
Undistributed net investment income		365
Accumulated undistributed net realized gain (loss) on investments		(104,986)
Net unrealized appreciation (depreciation) on investments		32,723
Net Assets		$ 1,808,184

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($208,390 ÷ 4,248.23 shares)		$ 49.05

Maximum offering price per share (100/94.25 of $49.05)		$ 52.04
Class T: Net Asset Value and redemption price per share ($174,977 ÷ 3,566.25 shares)		$ 49.06

Maximum offering price per share (100/96.50 of $49.06)		$ 50.84

Class C: Net Asset Value and offering price per share ($167,414 ÷ 3,415.63 shares)A		$ 49.01

Income Replacement 2024: Net Asset Value, offering price and redemption price per share ($1,233,743 ÷ 25,148.58 shares)		$ 49.06

Institutional Class: Net Asset Value, offering price and redemption price per share ($23,660 ÷ 482.32 shares)		$ 49.05

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 21,873

Expenses
Distribution and service plan fees	$ 1,374
Independent trustees' compensation	3
Total expenses before reductions	1,377
Expense reductions	(3)	1,374
Net investment income (loss)		20,499
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	50,455
Capital gain distributions from underlying funds	16,514
Total net realized gain (loss)		66,969
Change in net unrealized appreciation (depreciation) on underlying funds		(84,747)
Net gain (loss)		(17,778)
Net increase (decrease) in net assets resulting from operations		$ 2,721

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,499	$ 29,634
Net realized gain (loss)	66,969	(5,490)
Change in net unrealized appreciation (depreciation)	(84,747)	160,663
Net increase (decrease) in net assets resulting from operations	2,721	184,807
Distributions to shareholders from net investment income	(20,496)	(29,693)
Distributions to shareholders from net realized gain	(6,730)	(7,078)
Total distributions	(27,226)	(36,771)
Share transactions - net increase (decrease)	(57,710)	206,846
Total increase (decrease) in net assets	(82,215)	354,882

Net Assets
Beginning of period	1,890,399	1,535,517
End of period (including undistributed net investment income of $365 and undistributed net investment income of $362, respectively)	$ 1,808,184	$ 1,890,399

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.85	$ 45.41	$ 41.48	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.509	.809	.811	1.014	1.063
Net realized and unrealized gain (loss)	(.645)	4.667	4.020	(5.004)	(2.884)
Total from investment operations	(.136)	5.476	4.831	(3.990)	(1.821)
Distributions from net investment income	(.496)	(.819)	(.791)	(1.020)	(1.039)
Distributions from net realized gain	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(.664)	(1.036)	(.901)	(1.500)	(1.209)
Net asset value, end of period	$ 49.05	$ 49.85	$ 45.41	$ 41.48	$ 46.97
Total Return B, C, D	(.23)%	12.13%	11.70%	(8.10)%	(3.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25% A
Net investment income (loss)	2.13% A	1.66%	1.82%	2.62%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 208	$ 187	$ 260	$ 287	$ 286
Portfolio turnover rate	94% A	26%	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.87	$ 45.42	$ 41.48	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.447	.685	.701	.919	.966
Net realized and unrealized gain (loss)	(.647)	4.672	4.025	(5.010)	(2.903)
Total from investment operations	(.200)	5.357	4.726	(4.091)	(1.937)
Distributions from net investment income	(.442)	(.690)	(.676)	(.919)	(.923)
Distributions from net realized gain	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(.610)	(.907)	(.786)	(1.399)	(1.093)
Net asset value, end of period	$ 49.06	$ 49.87	$ 45.42	$ 41.48	$ 46.97
Total ReturnB,C,D	(.36)%	11.85%	11.43%	(8.34)%	(3.99)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%A
Net investment income (loss)	1.88%A	1.41%	1.57%	2.37%	2.11%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 175	$ 40	$ 54	$ 69	$ 96
Portfolio turnover rate	94%A	26%	34%	64%	41%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.82	$ 45.38	$ 41.45	$ 46.93	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.330	.443	.476	.726	.728
Net realized and unrealized gain (loss)	(.652)	4.668	4.020	(5.005)	(2.903)
Total from investment operations	(.322)	5.111	4.496	(4.279)	(2.175)
Distributions from net investment income	(.320)	(.454)	(.456)	(.721)	(.725)
Distributions from net realized gain	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(.488)	(.671)	(.566)	(1.201)	(.895)
Net asset value, end of period	$ 49.01	$ 49.82	$ 45.38	$ 41.45	$ 46.93
Total ReturnB,C,D	(.62)%	11.30%	10.87%	(8.80)%	(4.45)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	1.39%A	.91%	1.07%	1.87%	1.61%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 167	$ 172	$ 159	$ 147	$ 233
Portfolio turnover rate	94%A	26%	34%	64%	41%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2024

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.86	$ 45.42	$ 41.49	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.570	.933	.924	1.118	1.166
Net realized and unrealized gain (loss)	(.646)	4.668	4.020	(5.011)	(2.868)
Total from investment operations	(.076)	5.601	4.944	(3.893)	(1.702)
Distributions from net investment income	(.556)	(.944)	(.904)	(1.117)	(1.148)
Distributions from net realized gain	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(.724)	(1.161)	(1.014)	(1.597)	(1.318)
Net asset value, end of period	$ 49.06	$ 49.86	$ 45.42	$ 41.49	$ 46.98
Total ReturnB,C	(.11)%	12.41%	11.98%	(7.87)%	(3.53)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%A
Net investment income (loss)	2.38%A	1.91%	2.07%	2.87%	2.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,234	$ 1,463	$ 1,026	$ 749	$ 714
Portfolio turnover rate	94%A	26%	34%	64%	41%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.86	$ 45.42	$ 41.48	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.570	.930	.922	1.119	1.194
Net realized and unrealized gain (loss)	(.656)	4.671	4.032	(5.022)	(2.896)
Total from investment operations	(.086)	5.601	4.954	(3.903)	(1.702)
Distributions from net investment income	(.556)	(.944)	(.904)	(1.117)	(1.148)
Distributions from net realized gain	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(.724)	(1.161)	(1.014)	(1.597)	(1.318)
Net asset value, end of period	$ 49.05	$ 49.86	$ 45.42	$ 41.48	$ 46.98
Total ReturnB,C	(.13)%	12.41%	12.00%	(7.89)%	(3.53)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%A
Net investment income (loss)	2.38%A	1.91%	2.07%	2.87%	2.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24	$ 28	$ 37	$ 57	$ 97
Portfolio turnover rate	94%A	26%	34%	64%	41%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.9	5.1
Fidelity Blue Chip Growth Fund	5.5	0.0
Fidelity Disciplined Equity Fund	8.3	5.3
Fidelity Equity-Income Fund	8.3	5.2
Fidelity Large Cap Core Enhanced Index Fund	0.0	8.5
Fidelity Series 100 Index Fund	4.6	6.4
Fidelity Series Broad Market Opportunities Fund	8.4	8.4
Fidelity Series Small Cap Opportunities Fund	0.8	3.3
	41.8	42.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.0	6.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.1	2.2
Fidelity Strategic Income Fund	2.1	2.2
	4.2	4.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.3	6.2
Fidelity Strategic Real Return Fund	6.3	6.2
Fidelity Total Bond Fund	19.0	18.6
	31.6	31.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.2	8.0
Fidelity Short-Term Bond Fund	8.2	8.1
	16.4	16.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	41.8%
International Equity Funds	6.0%
High Yield Fixed-Income Funds	4.2%
Investment Grade Fixed-Income Funds	31.6%
Short-Term Funds	16.4%

Six months ago
Domestic Equity Funds	42.2%
International Equity Funds	6.3%
High Yield Fixed-Income Funds	4.4%
Investment Grade Fixed-Income Funds	31.0%
Short-Term Funds	16.1%

Expected
Domestic Equity Funds	41.7%
International Equity Funds	5.8%
High Yield Fixed-Income Funds	4.1%
Investment Grade Fixed-Income Funds	31.8%
Short-Term Funds	16.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2011. The current allocation is based on the fund's holdings as of January 31, 2012. The expected allocation represents the fund's anticipated allocation at July 31, 2012.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 47.8%
	Shares	Value
Domestic Equity Funds - 41.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	6,916	$ 119,579
Fidelity Blue Chip Growth Fund	2,449	110,909
Fidelity Disciplined Equity Fund	7,523	168,741
Fidelity Equity-Income Fund	3,963	169,491
Fidelity Series 100 Index Fund	10,168	93,338
Fidelity Series Broad Market Opportunities Fund	16,788	169,557
Fidelity Series Small Cap Opportunities Fund	1,536	16,878
TOTAL DOMESTIC EQUITY FUNDS		848,493
International Equity Funds - 6.0%
Fidelity Advisor International Discovery Fund Institutional Class	4,185	121,418
TOTAL EQUITY FUNDS (Cost $990,494)		969,911
Fixed-Income Funds - 35.8%

High Yield Fixed-Income Funds - 4.2%
Fidelity Capital & Income Fund	4,814	43,281
Fidelity Strategic Income Fund	3,936	43,334
TOTAL HIGH YIELD FIXED-INCOME FUNDS		86,615

	Shares	Value
Investment Grade Fixed-Income Funds - 31.6%
Fidelity Government Income Fund	11,870	$ 128,319
Fidelity Strategic Real Return Fund	13,459	127,588
Fidelity Total Bond Fund	34,923	385,199
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		641,106
TOTAL FIXED-INCOME FUNDS (Cost $726,049)		727,721
Short-Term Funds - 16.4%

Fidelity Institutional Money Market Portfolio Institutional Class	166,021	166,021
Fidelity Short-Term Bond Fund	19,500	166,531
TOTAL SHORT-TERM FUNDS (Cost $332,161)		332,552
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,048,704)	2,030,184
NET OTHER ASSETS (LIABILITIES) - 0.0%	(221)
NET ASSETS - 100%	$ 2,029,963
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $2,048,704) - See accompanying schedule		$ 2,030,184
Cash		1
Receivable for investments sold		829
Total assets		2,031,014

Liabilities
Payable for fund shares redeemed	$ 833
Distribution and service plan fees payable	218
Total liabilities		1,051

Net Assets		$ 2,029,963
Net Assets consist of:
Paid in capital		$ 2,291,695
Undistributed net investment income		404
Accumulated undistributed net realized gain (loss) on investments		(243,616)
Net unrealized appreciation (depreciation) on investments		(18,520)
Net Assets		$ 2,029,963

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($104,395 ÷ 2,146.38 shares)		$ 48.64

Maximum offering price per share (100/94.25 of $48.64)		$ 51.61
Class T: Net Asset Value and redemption price per share ($120,522 ÷ 2,477.97 shares)		$ 48.64

Maximum offering price per share (100/96.50 of $48.64)		$ 50.40

Class C: Net Asset Value and offering price per share ($177,483 ÷ 3,652.35 shares)A		$ 48.59

Income Replacement 2026: Net Asset Value, offering price and redemption price per share ($1,604,068 ÷ 32,979.63 shares)		$ 48.64

Institutional Class: Net Asset Value, offering price and redemption price per share ($23,495 ÷ 483.07 shares)		$ 48.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 23,116

Expenses
Distribution and service plan fees	$ 1,288
Independent trustees' compensation	4
Total expenses before reductions	1,292
Expense reductions	(4)	1,288
Net investment income (loss)		21,828
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	460
Capital gain distributions from underlying funds	16,903
Total net realized gain (loss)		17,363
Change in net unrealized appreciation (depreciation) on underlying funds		(59,218)
Net gain (loss)		(41,855)
Net increase (decrease) in net assets resulting from operations		$ (20,027)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,828	$ 24,072
Net realized gain (loss)	17,363	23,067
Change in net unrealized appreciation (depreciation)	(59,218)	89,707
Net increase (decrease) in net assets resulting from operations	(20,027)	136,846
Distributions to shareholders from net investment income	(21,829)	(23,914)
Distributions to shareholders from net realized gain	(6,646)	(4,626)
Total distributions	(28,475)	(28,540)
Share transactions - net increase (decrease)	(37,704)	1,015,365
Total increase (decrease) in net assets	(86,206)	1,123,671

Net Assets
Beginning of period	2,116,169	992,498
End of period (including undistributed net investment income of $404 and undistributed net investment income of $405, respectively)	$ 2,029,963	$ 2,116,169

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.53	$ 44.93	$ 40.97	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.498	.750	.743	1.042	1.076
Net realized and unrealized gain (loss)	(.744)	4.846	4.098	(5.184)	(3.105)
Total from investment operations	(.246)	5.596	4.841	(4.142)	(2.029)
Distributions from net investment income	(.488)	(.796)	(.771)	(1.028)	(1.031)
Distributions from net realized gain	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(.644)	(.996)	(.881)	(1.648)	(1.211)
Net asset value, end of period	$ 48.64	$ 49.53	$ 44.93	$ 40.97	$ 46.76
Total ReturnB,C,D	(.46)%	12.52%	11.87%	(8.56)%	(4.19)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%A
Net investment income (loss)	2.11%A	1.55%	1.68%	2.70%	2.36%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104	$ 108	$ 45	$ 69	$ 131
Portfolio turnover rate	91%A	25%	61%	26%	21%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.53	$ 44.92	$ 40.97	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.440	.630	.638	.944	.966
Net realized and unrealized gain (loss)	(.745)	4.851	4.092	(5.184)	(3.110)
Total from investment operations	(.305)	5.481	4.730	(4.240)	(2.144)
Distributions from net investment income	(.429)	(.671)	(.670)	(.930)	(.916)
Distributions from net realized gain	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(.585)	(.871)	(.780)	(1.550)	(1.096)
Net asset value, end of period	$ 48.64	$ 49.53	$ 44.92	$ 40.97	$ 46.76
Total ReturnB,C,D	(.58)%	12.26%	11.59%	(8.79)%	(4.41)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%A
Net investment income (loss)	1.86%A	1.30%	1.44%	2.45%	2.11%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 121	$ 130	$ 116	$ 55	$ 96
Portfolio turnover rate	91%A	25%	61%	26%	21%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.49	$ 44.89	$ 40.95	$ 46.72	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.320	.387	.412	.757	.723
Net realized and unrealized gain (loss)	(.752)	4.848	4.087	(5.183)	(3.090)
Total from investment operations	(.432)	5.235	4.499	(4.426)	(2.367)
Distributions from net investment income	(.312)	(.435)	(.449)	(.724)	(.733)
Distributions from net realized gain	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(.468)	(.635)	(.559)	(1.344)	(.913)
Net asset value, end of period	$ 48.59	$ 49.49	$ 44.89	$ 40.95	$ 46.72
Total ReturnB,C,D	(.84)%	11.70%	11.01%	(9.25)%	(4.85)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	1.36%A	.80%	.94%	1.95%	1.61%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 177	$ 184	$ 174	$ 183	$ 485
Portfolio turnover rate	91%A	25%	61%	26%	21%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2026

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.53	$ 44.92	$ 40.97	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.558	.878	.856	1.138	1.168
Net realized and unrealized gain (loss)	(.744)	4.844	4.091	(5.190)	(3.079)
Total from investment operations	(.186)	5.722	4.947	(4.052)	(1.911)
Distributions from net investment income	(.548)	(.912)	(.887)	(1.128)	(1.139)
Distributions from net realized gain	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(.704)	(1.112)	(.997)	(1.748)	(1.319)
Net asset value, end of period	$ 48.64	$ 49.53	$ 44.92	$ 40.97	$ 46.77
Total ReturnB,C	(.33)%	12.82%	12.14%	(8.34)%	(3.96)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%A
Net investment income (loss)	2.36%A	1.80%	1.94%	2.95%	2.61%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,604	$ 1,666	$ 622	$ 357	$ 783
Portfolio turnover rate	91%A	25%	61%	26%	21%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.53	$ 44.92	$ 40.97	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.558	.870	.855	1.136	1.196
Net realized and unrealized gain (loss)	(.744)	4.852	4.092	(5.188)	(3.107)
Total from investment operations	(.186)	5.722	4.947	(4.052)	(1.911)
Distributions from net investment income	(.548)	(.912)	(.887)	(1.128)	(1.139)
Distributions from net realized gain	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(.704)	(1.112)	(.997)	(1.748)	(1.319)
Net asset value, end of period	$ 48.64	$ 49.53	$ 44.92	$ 40.97	$ 46.77
Total ReturnB,C	(.33)%	12.82%	12.14%	(8.34)%	(3.96)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%A
Net investment income (loss)	2.36%A	1.80%	1.94%	2.95%	2.61%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23	$ 27	$ 36	$ 56	$ 96
Portfolio turnover rate	91%A	25%	61%	26%	21%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.1	5.2
Fidelity Blue Chip Growth Fund	5.7	0.0
Fidelity Disciplined Equity Fund	8.6	5.4
Fidelity Equity-Income Fund	8.6	5.4
Fidelity Large Cap Core Enhanced Index Fund	0.0	8.8
Fidelity Series 100 Index Fund	4.8	6.7
Fidelity Series Broad Market Opportunities Fund	8.6	8.7
Fidelity Series Small Cap Opportunities Fund	0.9	3.5
	43.3	43.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.7	7.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.3	2.3
Fidelity Strategic Income Fund	2.3	2.4
	4.6	4.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.1	6.0
Fidelity Strategic Real Return Fund	6.0	6.0
Fidelity Total Bond Fund	18.3	18.0
	30.4	30.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.5	7.3
Fidelity Short-Term Bond Fund	7.5	7.3
	15.0	14.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	43.3%
International Equity Funds	6.7%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	30.4%
Short-Term Funds	15.0%

Six months ago
Domestic Equity Funds	43.7%
International Equity Funds	7.0%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	30.0%
Short-Term Funds	14.6%

Expected
Domestic Equity Funds	43.3%
International Equity Funds	6.6%
High Yield Fixed-Income Funds	4.5%
Investment Grade Fixed-Income Funds	30.3%
Short-Term Funds	15.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2011. The current allocation is based on the fund's holdings as of January 31, 2012. The expected allocation represents the fund's anticipated allocation at July 31, 2012.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 50.0%
	Shares	Value
Domestic Equity Funds - 43.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	18,645	$ 322,380
Fidelity Blue Chip Growth Fund	6,598	298,736
Fidelity Disciplined Equity Fund	20,284	454,974
Fidelity Equity-Income Fund	10,684	456,973
Fidelity Series 100 Index Fund	27,383	251,379
Fidelity Series Broad Market Opportunities Fund	45,262	457,149
Fidelity Series Small Cap Opportunities Fund	4,141	45,512
TOTAL DOMESTIC EQUITY FUNDS		2,287,103
International Equity Funds - 6.7%
Fidelity Advisor International Discovery Fund Institutional Class	12,331	357,725
TOTAL EQUITY FUNDS (Cost $2,588,496)		2,644,828
Fixed-Income Funds - 35.0%

High Yield Fixed-Income Funds - 4.6%
Fidelity Capital & Income Fund	13,540	121,727
Fidelity Strategic Income Fund	11,070	121,876
TOTAL HIGH YIELD FIXED-INCOME FUNDS		243,603

	Shares	Value
Investment Grade Fixed-Income Funds - 30.4%
Fidelity Government Income Fund	29,663	$ 320,657
Fidelity Strategic Real Return Fund	33,634	318,854
Fidelity Total Bond Fund	87,410	964,131
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,603,642
TOTAL FIXED-INCOME FUNDS (Cost $1,770,732)		1,847,245
Short-Term Funds - 15.0%

Fidelity Institutional Money Market Portfolio Institutional Class	395,139	395,139
Fidelity Short-Term Bond Fund	46,410	396,343
TOTAL SHORT-TERM FUNDS (Cost $784,847)		791,482
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,144,075)	5,283,555
NET OTHER ASSETS (LIABILITIES) - 0.0%	(105)
NET ASSETS - 100%	$ 5,283,450
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $5,144,075) - See accompanying schedule	$ 5,283,555
Cash	1
Total assets	5,283,556

Liabilities
Distribution and service plan fees payable	106

Net Assets	$ 5,283,450
Net Assets consist of:
Paid in capital	$ 5,790,553
Undistributed net investment income	1,163
Accumulated undistributed net realized gain (loss) on investments	(647,746)
Net unrealized appreciation (depreciation) on investments	139,480
Net Assets	$ 5,283,450

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($104,330.5 ÷ 2,131.812 shares)	$ 48.94

Maximum offering price per share (100/94.25 of $48.94)	$ 51.93
Class T: Net Asset Value and redemption price per share ($126,099.1 ÷ 2,575.453 shares)	$ 48.96

Maximum offering price per share (100/96.50 of $48.96)	$ 50.74

Class C: Net Asset Value and offering price per share ($43,026.3 ÷ 878.894 shares)A	$ 48.96

Income Replacement 2028: Net Asset Value, offering price and redemption price per share ($4,986,583.5 ÷ 101,884.419 shares)	$ 48.94

Institutional Class: Net Asset Value, offering price and redemption price per share ($23,410.1 ÷ 478.305 shares)	$ 48.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 64,304

Expenses
Distribution and service plan fees	$ 685
Independent trustees' compensation	11
Total expenses before reductions	696
Expense reductions	(11)	685
Net investment income (loss)		63,619
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	38,055
Capital gain distributions from underlying funds	46,366
Total net realized gain (loss)		84,421
Change in net unrealized appreciation (depreciation) on underlying funds		(218,651)
Net gain (loss)		(134,230)
Net increase (decrease) in net assets resulting from operations		$ (70,611)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 63,619	$ 116,274
Net realized gain (loss)	84,421	(5,061)
Change in net unrealized appreciation (depreciation)	(218,651)	647,446
Net increase (decrease) in net assets resulting from operations	(70,611)	758,659
Distributions to shareholders from net investment income	(63,739)	(116,717)
Distributions to shareholders from net realized gain	(17,138)	(25,763)
Total distributions	(80,877)	(142,480)
Share transactions - net increase (decrease)	(687,773)	(649,489)
Total increase (decrease) in net assets	(839,261)	(33,310)

Net Assets
Beginning of period	6,122,711	6,156,021
End of period (including undistributed net investment income of $1,163 and undistributed net investment income of $1,283, respectively)	$ 5,283,450	$ 6,122,711

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.92	$ 45.17	$ 41.16	$ 46.81	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.492	.802	.789	1.000	.966
Net realized and unrealized gain (loss)	(.814)	4.972	4.116	(5.341)	(3.085)
Total from investment operations	(.322)	5.774	4.905	(4.341)	(2.119)
Distributions from net investment income	(.504)	(.815)	(.785)	(.979)	(.911)
Distributions from net realized gain	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(.658)	(1.024)	(.895)	(1.309)	(1.071)
Net asset value, end of period	$ 48.94	$ 49.92	$ 45.17	$ 41.16	$ 46.81
Total ReturnB,C,D	(.60)%	12.85%	11.96%	(8.93)%	(4.36)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%A
Net investment income (loss)	2.07%A	1.65%	1.78%	2.60%	2.16%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104	$ 133	$ 359	$ 278	$ 371
Portfolio turnover rate	55%A	17%	16%	53%	33%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.94	$ 45.16	$ 41.16	$ 46.80	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.432	.682	.678	.905	.847
Net realized and unrealized gain (loss)	(.810)	4.975	4.107	(5.340)	(3.079)
Total from investment operations	(.378)	5.657	4.785	(4.435)	(2.232)
Distributions from net investment income	(.448)	(.668)	(.675)	(.875)	(.808)
Distributions from net realized gain	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(.602)	(.877)	(.785)	(1.205)	(.968)
Net asset value, end of period	$ 48.96	$ 49.94	$ 45.16	$ 41.16	$ 46.80
Total ReturnB,C,D	(.72)%	12.57%	11.66%	(9.15)%	(4.57)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%A
Net investment income (loss)	1.82%A	1.40%	1.53%	2.35%	1.91%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 126	$ 130	$ 328	$ 311	$ 606
Portfolio turnover rate	55%A	17%	16%	53%	33%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.94	$ 45.19	$ 41.16	$ 46.79	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.313	.438	.454	.711	.639
Net realized and unrealized gain (loss)	(.812)	4.974	4.117	(5.333)	(3.104)
Total from investment operations	(.499)	5.412	4.571	(4.622)	(2.465)
Distributions from net investment income	(.327)	(.453)	(.431)	(.678)	(.585)
Distributions from net realized gain	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(.481)	(.662)	(.541)	(1.008)	(.745)
Net asset value, end of period	$ 48.96	$ 49.94	$ 45.19	$ 41.16	$ 46.79
Total ReturnB,C,D	(.97)%	12.01%	11.13%	(9.60)%	(5.02)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	1.32%A	.90%	1.02%	1.84%	1.41%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43	$ 49	$ 51	$ 86	$ 150
Portfolio turnover rate	55%A	17%	16%	53%	33%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2028

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.92	$ 45.18	$ 41.17	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.551	.925	.900	1.087	1.067
Net realized and unrealized gain (loss)	(.811)	4.965	4.115	(5.330)	(3.072)
Total from investment operations	(.260)	5.890	5.015	(4.243)	(2.005)
Distributions from net investment income	(.566)	(.941)	(.895)	(1.077)	(1.015)
Distributions from net realized gain	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(.720)	(1.150)	(1.005)	(1.407)	(1.175)
Net asset value, end of period	$ 48.94	$ 49.92	$ 45.18	$ 41.17	$ 46.82
Total ReturnB,C	(.47)%	13.12%	12.24%	(8.69)%	(4.14)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%A
Net investment income (loss)	2.32%A	1.90%	2.03%	2.85%	2.40%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,987	$ 5,783	$ 5,383	$ 5,641	$ 6,068
Portfolio turnover rate	55%A	17%	16%	53%	33%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.92	$ 45.18	$ 41.17	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.551	.923	.899	1.097	1.101
Net realized and unrealized gain (loss)	(.811)	4.967	4.116	(5.340)	(3.106)
Total from investment operations	(.260)	5.890	5.015	(4.243)	(2.005)
Distributions from net investment income	(.566)	(.941)	(.895)	(1.077)	(1.015)
Distributions from net realized gain	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(.720)	(1.150)	(1.005)	(1.407)	(1.175)
Net asset value, end of period	$ 48.94	$ 49.92	$ 45.18	$ 41.17	$ 46.82
Total ReturnB,C	(.47)%	13.12%	12.24%	(8.69)%	(4.14)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%A
Net investment income (loss)	2.32%A	1.90%	2.03%	2.85%	2.40%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23	$ 27	$ 36	$ 56	$ 96
Portfolio turnover rate	55%A	17%	16%	53%	33%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.2	5.3
Fidelity Blue Chip Growth Fund	5.8	0.0
Fidelity Disciplined Equity Fund	8.8	5.6
Fidelity Equity-Income Fund	8.9	5.5
Fidelity Large Cap Core Enhanced Index Fund	0.0	9.0
Fidelity Series 100 Index Fund	4.9	6.8
Fidelity Series Broad Market Opportunities Fund	8.9	8.9
Fidelity Series Small Cap Opportunities Fund	0.9	3.5
	44.4	44.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.5	7.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.4	2.5
Fidelity Strategic Income Fund	2.5	2.5
	4.9	5.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.9	5.8
Fidelity Strategic Real Return Fund	5.9	5.8
Fidelity Total Bond Fund	17.8	17.4
	29.6	29.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.8	6.8
Fidelity Short-Term Bond Fund	6.8	6.8
	13.6	13.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	44.4%
International Equity Funds	7.5%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	29.6%
Short-Term Funds	13.6%

Six months ago
Domestic Equity Funds	44.6%
International Equity Funds	7.8%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	29.0%
Short-Term Funds	13.6%

Expected
Domestic Equity Funds	44.5%
International Equity Funds	7.4%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	29.5%
Short-Term Funds	13.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2011. The current allocation is based on the fund's holdings as of January 31, 2012. The expected allocation represents the fund's anticipated allocation at July 31, 2012.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 51.9%
	Shares	Value
Domestic Equity Funds - 44.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	15,382	$ 265,958
Fidelity Blue Chip Growth Fund	5,453	246,911
Fidelity Disciplined Equity Fund	16,745	375,586
Fidelity Equity-Income Fund	8,820	377,236
Fidelity Series 100 Index Fund	22,601	207,475
Fidelity Series Broad Market Opportunities Fund	37,364	377,381
Fidelity Series Small Cap Opportunities Fund	3,411	37,489
TOTAL DOMESTIC EQUITY FUNDS		1,888,036
International Equity Funds - 7.5%
Fidelity Advisor International Discovery Fund Institutional Class	11,055	320,712
TOTAL EQUITY FUNDS (Cost $2,105,751)		2,208,748
Fixed-Income Funds - 34.5%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund	11,572	104,028
Fidelity Strategic Income Fund	9,460	104,158
TOTAL HIGH YIELD FIXED-INCOME FUNDS		208,186

	Shares	Value
Investment Grade Fixed-Income Funds - 29.6%
Fidelity Government Income Fund	23,328	$ 252,179
Fidelity Strategic Real Return Fund	26,452	250,765
Fidelity Total Bond Fund	68,628	756,964
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,259,908
TOTAL FIXED-INCOME FUNDS (Cost $1,438,511)		1,468,094
Short-Term Funds - 13.6%

Fidelity Institutional Money Market Portfolio Institutional Class	287,930	287,930
Fidelity Short-Term Bond Fund	33,818	288,807
TOTAL SHORT-TERM FUNDS (Cost $573,371)		576,737
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,117,633)	4,253,579
NET OTHER ASSETS (LIABILITIES) - 0.0%	(288)
NET ASSETS - 100%	$ 4,253,291
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $4,117,633) - See accompanying schedule	$ 4,253,579

Liabilities
Distribution and service plan fees payable	288

Net Assets	$ 4,253,291
Net Assets consist of:
Paid in capital	$ 4,321,549
Undistributed net investment income	886
Accumulated undistributed net realized gain (loss) on investments	(205,090)
Net unrealized appreciation (depreciation) on investments	135,946
Net Assets	$ 4,253,291

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($69,203 ÷ 1,423.33 shares)	$ 48.62

Maximum offering price per share (100/94.25 of $48.62)	$ 51.59
Class T: Net Asset Value and redemption price per share ($12,550 ÷ 257.97 shares)	$ 48.65

Maximum offering price per share (100/96.50 of $48.65)	$ 50.41

Class C: Net Asset Value and offering price per share ($325,104 ÷ 6,693.74 shares)A	$ 48.57

Income Replacement 2030: Net Asset Value, offering price and redemption price per share ($3,823,092 ÷ 78,644.25 shares)	$ 48.61

Institutional Class: Net Asset Value, offering price and redemption price per share ($23,342 ÷ 480.14 shares)	$ 48.61

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 51,851

Expenses
Distribution and service plan fees	$ 1,632
Independent trustees' compensation	8
Total expenses before reductions	1,640
Expense reductions	(8)	1,632
Net investment income (loss)		50,219
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(55,918)
Capital gain distributions from underlying funds	35,939
Total net realized gain (loss)		(19,979)
Change in net unrealized appreciation (depreciation) on underlying funds		(58,013)
Net gain (loss)		(77,992)
Net increase (decrease) in net assets resulting from operations		$ (27,773)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 50,219	$ 55,000
Net realized gain (loss)	(19,979)	(8,015)
Change in net unrealized appreciation (depreciation)	(58,013)	250,028
Net increase (decrease) in net assets resulting from operations	(27,773)	297,013
Distributions to shareholders from net investment income	(50,126)	(54,641)
Distributions to shareholders from net realized gain	(13,766)	(10,723)
Total distributions	(63,892)	(65,364)
Share transactions - net increase (decrease)	(837)	2,153,245
Total increase (decrease) in net assets	(92,502)	2,384,894

Net Assets
Beginning of period	4,345,793	1,960,899
End of period (including undistributed net investment income of $886 and undistributed net investment income of $793, respectively)	$ 4,253,291	$ 4,345,793

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.65	$ 44.77	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.516	.791	.718	.978	1.034
Net realized and unrealized gain (loss)	(.898)	5.066	4.180	(5.404)	(3.239)
Total from investment operations	(.382)	5.857	4.898	(4.426)	(2.205)
Distributions from net investment income	(.501)	(.801)	(.713)	(1.004)	(.995)
Distributions from net realized gain	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(.648)	(.977)	(.818)	(1.494)	(1.185)
Net asset value, end of period	$ 48.62	$ 49.65	$ 44.77	$ 40.69	$ 46.61
Total ReturnB,C,D	(.73)%	13.15%	12.08%	(9.22)%	(4.55)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%A
Net investment income (loss)	2.19%A	1.63%	1.63%	2.57%	2.26%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 69	$ 72	$ 66	$ 55	$ 95
Portfolio turnover rate	71%A	24%	31%	53%	12%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.67	$ 44.78	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.459	.655	.603	.881	.920
Net realized and unrealized gain (loss)	(.910)	5.076	4.182	(5.402)	(3.234)
Total from investment operations	(.451)	5.731	4.785	(4.521)	(2.314)
Distributions from net investment income	(.422)	(.665)	(.590)	(.909)	(.886)
Distributions from net realized gain	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(.569)	(.841)	(.695)	(1.399)	(1.076)
Net asset value, end of period	$ 48.65	$ 49.67	$ 44.78	$ 40.69	$ 46.61
Total ReturnB,C,D	(.87)%	12.85%	11.79%	(9.45)%	(4.76)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%A
Net investment income (loss)	1.94%A	1.38%	1.37%	2.32%	2.01%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13	$ 15	$ 45	$ 71	$ 95
Portfolio turnover rate	71%A	24%	31%	53%	12%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.61	$ 44.75	$ 40.67	$ 46.58	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.338	.428	.385	.693	.682
Net realized and unrealized gain (loss)	(.896)	5.060	4.185	(5.400)	(3.227)
Total from investment operations	(.558)	5.488	4.570	(4.707)	(2.545)
Distributions from net investment income	(.335)	(.452)	(.385)	(.713)	(.685)
Distributions from net realized gain	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(.482)	(.628)	(.490)	(1.203)	(.875)
Net asset value, end of period	$ 48.57	$ 49.61	$ 44.75	$ 40.67	$ 46.58
Total ReturnB,C,D	(1.09)%	12.30%	11.26%	(9.91)%	(5.21)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	1.44%A	.88%	.88%	1.82%	1.51%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 325	$ 270	$ 186	$ 178	$ 297
Portfolio turnover rate	71%A	24%	31%	53%	12%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2030

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.64	$ 44.76	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.575	.917	.821	1.101	1.117
Net realized and unrealized gain (loss)	(.897)	5.062	4.178	(5.429)	(3.209)
Total from investment operations	(.322)	5.979	4.999	(4.328)	(2.092)
Distributions from net investment income	(.561)	(.923)	(.824)	(1.102)	(1.108)
Distributions from net realized gain	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(.708)	(1.099)	(.929)	(1.592)	(1.298)
Net asset value, end of period	$ 48.61	$ 49.64	$ 44.76	$ 40.69	$ 46.61
Total ReturnB,C	(.60)%	13.43%	12.34%	(8.99)%	(4.33)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00% A	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.44%A	1.88%	1.88%	2.82%	2.51%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,823	$ 3,962	$ 1,628	$ 303	$ 653
Portfolio turnover rate	71%A	24%	31%	53%	12%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.64	$ 44.77	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.575	.911	.825	1.074	1.149
Net realized and unrealized gain (loss)	(.897)	5.058	4.184	(5.402)	(3.241)
Total from investment operations	(.322)	5.969	5.009	(4.328)	(2.092)
Distributions from net investment income	(.561)	(.923)	(.824)	(1.102)	(1.108)
Distributions from net realized gain	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(.708)	(1.099)	(.929)	(1.592)	(1.298)
Net asset value, end of period	$ 48.61	$ 49.64	$ 44.77	$ 40.69	$ 46.61
Total ReturnB,C	(.60)%	13.41%	12.36%	(8.99)%	(4.33)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%A
Net investment income (loss)	2.44%A	1.88%	1.88%	2.82%	2.51%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23	$ 27	$ 36	$ 55	$ 96
Portfolio turnover rate	71%A	24%	31%	53%	12%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.4	5.4
Fidelity Blue Chip Growth Fund	5.9	0.0
Fidelity Disciplined Equity Fund	9.0	5.6
Fidelity Equity-Income Fund	9.0	5.6
Fidelity Large Cap Core Enhanced Index Fund	0.0	9.2
Fidelity Series 100 Index Fund	5.0	6.9
Fidelity Series Broad Market Opportunities Fund	9.1	9.0
Fidelity Series Small Cap Opportunities Fund	0.9	3.6
	45.3	45.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.3	8.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.6	2.6
Fidelity Strategic Income Fund	2.6	2.7
	5.2	5.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.7	5.7
Fidelity Strategic Real Return Fund	5.6	5.6
Fidelity Total Bond Fund	17.1	17.0
	28.4	28.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.4	6.3
Fidelity Short-Term Bond Fund	6.4	6.4
	12.8	12.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	45.3%
International Equity Funds	8.3%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	28.4%
Short-Term Funds	12.8%

Six months ago
Domestic Equity Funds	45.3%
International Equity Funds	8.4%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	28.3%
Short-Term Funds	12.7%

Expected
Domestic Equity Funds	45.4%
International Equity Funds	8.2%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.3%
Short-Term Funds	13.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2011. The current allocation is based on the fund's holdings as of January 31, 2012. The expected allocation represents the fund's anticipated allocation at July 31, 2012.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 53.6%
	Shares	Value
Domestic Equity Funds - 45.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	7,430	$ 128,468
Fidelity Blue Chip Growth Fund	2,629	119,049
Fidelity Disciplined Equity Fund	8,083	181,309
Fidelity Equity-Income Fund	4,258	182,104
Fidelity Series 100 Index Fund	10,912	100,175
Fidelity Series Broad Market Opportunities Fund	18,037	182,174
Fidelity Series Small Cap Opportunities Fund	1,651	18,139
TOTAL DOMESTIC EQUITY FUNDS		911,418
International Equity Funds - 8.3%
Fidelity Advisor International Discovery Fund Institutional Class	5,771	167,423
TOTAL EQUITY FUNDS (Cost $997,567)		1,078,841
Fixed-Income Funds - 33.6%

High Yield Fixed-Income Funds - 5.2%
Fidelity Capital & Income Fund	5,769	51,863
Fidelity Strategic Income Fund	4,717	51,930
TOTAL HIGH YIELD FIXED-INCOME FUNDS		103,793

	Shares	Value
Investment Grade Fixed-Income Funds - 28.4%
Fidelity Government Income Fund	10,587	$ 114,448
Fidelity Strategic Real Return Fund	12,005	113,811
Fidelity Total Bond Fund	31,144	343,513
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		571,772
TOTAL FIXED-INCOME FUNDS (Cost $664,554)		675,565
Short-Term Funds - 12.8%

Fidelity Institutional Money Market Portfolio Institutional Class	128,792	128,792
Fidelity Short-Term Bond Fund	15,127	129,181
TOTAL SHORT-TERM FUNDS (Cost $257,013)		257,973
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,919,134)	2,012,379
NET OTHER ASSETS (LIABILITIES) - 0.0%	(69)
NET ASSETS - 100%	$ 2,012,310
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $1,919,134) - See accompanying schedule	$ 2,012,379

Liabilities
Distribution and service plan fees payable	69

Net Assets	$ 2,012,310
Net Assets consist of:
Paid in capital	$ 2,039,464
Undistributed net investment income	414
Accumulated undistributed net realized gain (loss) on investments	(120,813)
Net unrealized appreciation (depreciation) on investments	93,245
Net Assets	$ 2,012,310

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($209,192 ÷ 4,358.84 shares)	$ 47.99

Maximum offering price per share (100/94.25 of $47.99)	$ 50.92
Class T: Net Asset Value and redemption price per share ($22,707 ÷ 472.84 shares)	$ 48.02

Maximum offering price per share (100/96.50 of $48.02)	$ 49.76

Class C: Net Asset Value and offering price per share ($18,762 ÷ 390.58 shares)A	$ 48.04

Income Replacement 2032: Net Asset Value, offering price and redemption price per share ($1,745,723 ÷ 36,367.57 shares)	$ 48.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($15,926 ÷ 331.78 shares)	$ 48.00

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 19,230

Expenses
Distribution and service plan fees	$ 408
Independent trustees' compensation	3
Total expenses before reductions	411
Expense reductions	(3)	408
Net investment income (loss)		18,822
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	33,418
Capital gain distributions from underlying funds	12,564
Total net realized gain (loss)		45,982
Change in net unrealized appreciation (depreciation) on underlying funds		(63,406)
Net gain (loss)		(17,424)
Net increase (decrease) in net assets resulting from operations		$ 1,398

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,822	$ 39,055
Net realized gain (loss)	45,982	205,014
Change in net unrealized appreciation (depreciation)	(63,406)	10,190
Net increase (decrease) in net assets resulting from operations	1,398	254,259
Distributions to shareholders from net investment income	(18,698)	(39,246)
Distributions to shareholders from net realized gain	(4,841)	(8,488)
Total distributions	(23,539)	(47,734)
Share transactions - net increase (decrease)	455,535	(344,791)
Total increase (decrease) in net assets	433,394	(138,266)

Net Assets
Beginning of period	1,578,916	1,717,182
End of period (including undistributed net investment income of $414 and undistributed net investment income of $290, respectively)	$ 2,012,310	$ 1,578,916

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.07	$ 44.19	$ 40.21	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.505	.796	.727	.930	1.019
Net realized and unrealized gain (loss)	(.940)	5.086	4.154	(5.570)	(3.322)
Total from investment operations	(.435)	5.882	4.881	(4.640)	(2.303)
Distributions from net investment income	(.504)	(.812)	(.796)	(.960)	(.987)
Distributions from net realized gain	(.141)	(.190)	(.105)	(.710)	(.190)
Total distributions	(.645)	(1.002)	(.901)	(1.670)	(1.177)
Net asset value, end of period	$ 47.99	$ 49.07	$ 44.19	$ 40.21	$ 46.52
Total Return B,C,D	(.84)%	13.38%	12.19%	(9.66)%	(4.75)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	25%	25%	25%	25% A
Net investment income (loss)	2.17% A	1.66%	1.67%	2.43%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 209	$ 214	$ 200	$ 183	$ 402
Portfolio turnover rate	44% A	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.10	$ 44.20	$ 40.22	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.448	.676	.620	.821	.918
Net realized and unrealized gain (loss)	(.953)	5.107	4.147	(5.548)	(3.339)
Total from investment operations	(.505)	5.783	4.767	(4.727)	(2.421)
Distributions from net investment income	(.434)	(.693)	(.682)	(.863)	(.869)
Distributions from net realized gain	(.141)	(.190)	(.105)	(.710)	(.190)
Total distributions	(.575)	(.883)	(.787)	(1.573)	(1.059)
Net asset value, end of period	$ 48.02	$ 49.10	$ 44.20	$ 40.22	$ 46.52
Total Return B,C,D	(.99)%	13.14%	11.90%	(9.88)%	(4.98)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	50%	.50%	.50%	50% A
Net investment income (loss)	1.92% A	1.41%	1.43%	2.18%	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23	$ 27	$ 35	$ 54	$ 95
Portfolio turnover rate	44% A	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.12	$ 44.22	$ 40.23	$ 46.51	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.332	.434	.403	.624	.690
Net realized and unrealized gain (loss)	(.941)	5.102	4.143	(5.532)	(3.342)
Total from investment operations	(.609)	5.536	4.546	(4.908)	(2.652)
Distributions from net investment income	(.330)	(.446)	(.451)	(.662)	(.648)
Distributions from net realized gain	(.141)	(.190)	(.105)	(.710)	(.190)
Total distributions	(.471)	(.636)	(.556)	(1.372)	(.838)
Net asset value, end of period	$ 48.04	$ 49.12	$ 44.22	$ 40.23	$ 46.51
Total Return B,C,D	(1.21)%	12.55%	11.33%	(10.32)%	(5.42)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	1.43% A	.91%	.93%	1.68%	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19	$ 22	$ 29	$ 46	$ 95
Portfolio turnover rate	44% A	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2032

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.08	$ 44.19	$ 40.22	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.562	.918	.832	1.014	1.122
Net realized and unrealized gain (loss)	(.940)	5.095	4.147	(5.557)	(3.310)
Total from investment operations	(.378)	6.013	4.979	(4.543)	(2.188)
Distributions from net investment income	(.561)	(.933)	(.904)	(1.057)	(1.092)
Distributions from net realized gain	(.141)	(.190)	(.105)	(.710)	(.190)
Total distributions	(.702)	(1.123)	(1.009)	(1.767)	(1.282)
Net asset value, end of period	$ 48.00	$ 49.08	$ 44.19	$ 40.22	$ 46.53
Total Return B,C	(.72)%	13.68%	12.44%	(9.43)%	(4.53)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.42% A	1.91%	1.92%	2.68%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,746	$ 1,297	$ 1,391	$ 1,285	$ 731
Portfolio turnover rate	44% A	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.08	$ 44.19	$ 40.22	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.564	.904	.834	1.009	1.147
Net realized and unrealized gain (loss)	(.942)	5.109	4.145	(5.552)	(3.335)
Total from investment operations	(.378)	6.013	4.979	(4.543)	(2.188)
Distributions from net investment income	(.561)	(.933)	(.904)	(1.057)	(1.092)
Distributions from net realized gain	(.141)	(.190)	(.105)	(.710)	(.190)
Total distributions	(.702)	(1.123)	(1.009)	(1.767)	(1.282)
Net asset value, end of period	$ 48.00	$ 49.08	$ 44.19	$ 40.22	$ 46.53
Total Return B,C	(.72)%	13.68%	12.44%	(9.43)%	(4.53)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.42% A	1.91%	1.92%	2.68%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16	$ 19	$ 61	$ 55	$ 96
Portfolio turnover rate	44% A	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.5	5.5
Fidelity Blue Chip Growth Fund	6.0	0.0
Fidelity Disciplined Equity Fund	9.2	5.8
Fidelity Equity-Income Fund	9.2	5.7
Fidelity Large Cap Core Enhanced Index Fund	0.0	9.4
Fidelity Series 100 Index Fund	5.1	7.0
Fidelity Series Broad Market Opportunities Fund	9.2	9.2
Fidelity Series Small Cap Opportunities Fund	0.9	3.7
	46.1	46.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.1	9.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.7	2.7
Fidelity Strategic Income Fund	2.7	2.8
	5.4	5.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.6	5.6
Fidelity Strategic Real Return Fund	5.6	5.5
Fidelity Total Bond Fund	16.8	16.7
	28.0	27.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.7	5.5
Fidelity Short-Term Bond Fund	5.7	5.5
	11.4	11.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	46.1%
International Equity Funds	9.1%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	28.0%
Short-Term Funds	11.4%

Six months ago
Domestic Equity Funds	46.3%
International Equity Funds	9.4%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	27.8%
Short-Term Funds	11.0%

Expected
Domestic Equity Funds	46.2%
International Equity Funds	8.9%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	27.8%
Short-Term Funds	11.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2011. The current allocation is based on the fund's holdings as of January 31, 2012. The expected allocation represents the fund's anticipated allocation at July 31, 2012.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 55.2%
	Shares	Value
Domestic Equity Funds - 46.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	8,032	$ 138,871
Fidelity Blue Chip Growth Fund	2,841	128,645
Fidelity Disciplined Equity Fund	8,731	195,835
Fidelity Equity-Income Fund	4,599	196,696
Fidelity Series 100 Index Fund	11,804	108,363
Fidelity Series Broad Market Opportunities Fund	19,482	196,772
Fidelity Series Small Cap Opportunities Fund	1,793	19,700
TOTAL DOMESTIC EQUITY FUNDS		984,882
International Equity Funds - 9.1%
Fidelity Advisor International Discovery Fund Institutional Class	6,721	194,983
TOTAL EQUITY FUNDS (Cost $1,028,557)		1,179,865
Fixed-Income Funds - 33.4%

High Yield Fixed-Income Funds - 5.4%
Fidelity Capital & Income Fund	6,420	57,716
Fidelity Strategic Income Fund	5,249	57,788
TOTAL HIGH YIELD FIXED-INCOME FUNDS		115,504

	Shares	Value
Investment Grade Fixed-Income Funds - 28.0%
Fidelity Government Income Fund	11,072	$ 119,685
Fidelity Strategic Real Return Fund	12,554	119,015
Fidelity Total Bond Fund	32,570	359,243
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		597,943
TOTAL FIXED-INCOME FUNDS (Cost $654,289)		713,447
Short-Term Funds - 11.4%

Fidelity Institutional Money Market Portfolio Institutional Class	122,303	122,303
Fidelity Short-Term Bond Fund	14,365	122,674
TOTAL SHORT-TERM FUNDS (Cost $241,143)		244,977
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,923,989)	2,138,289
NET OTHER ASSETS (LIABILITIES) - 0.0%	(25)
NET ASSETS - 100%	$ 2,138,264
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $1,923,989) - See accompanying schedule	$ 2,138,289

Liabilities
Distribution and service plan fees payable	25

Net Assets	$ 2,138,264
Net Assets consist of:
Paid in capital	$ 2,046,846
Undistributed net investment income	461
Accumulated undistributed net realized gain (loss) on investments	(123,343)
Net unrealized appreciation (depreciation) on investments	214,300
Net Assets	$ 2,138,264
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($17,150 ÷ 356.09 shares)	$ 48.16

Maximum offering price per share (100/94.25 of $48.16)	$ 51.10

Class T: Net Asset Value and redemption price per share ($22,538 ÷ 467.99 shares)	$ 48.16

Maximum offering price per share (100/96.50 of $48.16)	$ 49.91
Class C: Net Asset Value and offering price per share ($17,023 ÷ 353.23 shares)A	$ 48.19

Income Replacement 2034: Net Asset Value, offering price and redemption price per share ($1,963,506 ÷ 40,790.63 shares)	$ 48.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($118,047 ÷ 2,452.16 shares)	$ 48.14

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 25,307

Expenses
Distribution and service plan fees	$ 164
Independent trustees' compensation	4
Total expenses before reductions	168
Expense reductions	(4)	164
Net investment income (loss)		25,143
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	9,693
Capital gain distributions from underlying funds	17,000
Total net realized gain (loss)		26,693
Change in net unrealized appreciation (depreciation) on underlying funds		(75,722)
Net gain (loss)		(49,029)
Net increase (decrease) in net assets resulting from operations		$ (23,886)

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,143	$ 37,568
Net realized gain (loss)	26,693	628
Change in net unrealized appreciation (depreciation)	(75,722)	213,839
Net increase (decrease) in net assets resulting from operations	(23,886)	252,035
Distributions to shareholders from net investment income	(25,108)	(37,649)
Distributions to shareholders from net realized gain	(6,232)	(8,111)
Total distributions	(31,340)	(45,760)
Share transactions - net increase (decrease)	(46,768)	179,595
Total increase (decrease) in net assets	(101,994)	385,870

Net Assets
Beginning of period	2,240,258	1,854,388
End of period (including undistributed net investment income of $461 and undistributed net investment income of $426, respectively)	$ 2,138,264	$ 2,240,258

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.33	$ 44.27	$ 40.29	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.507	.799	.753	.923	.994
Net realized and unrealized gain (loss)	(1.028)	5.233	4.174	(5.753)	(3.438)
Total from investment operations	(.521)	6.032	4.927	(4.830)	(2.444)
Distributions from net investment income	(.508)	(.772)	(.758)	(.890)	(.956)
Distributions from net realized gain	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(.649)	(.972)	(.947)	(1.280)	(1.156)
Net asset value, end of period	$ 48.16	$ 49.33	$ 44.27	$ 40.29	$ 46.40
Total Return B,C,D	(1.01)%	13.69%	12.29%	(10.20)%	(5.04)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.26%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.26%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.26%	.25% A
Net investment income (loss)	2.17% A	1.66%	1.73%	2.46%	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17	$ 20	$ 27	$ 63	$ 138
Portfolio turnover rate	44% A	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.34	$ 44.27	$ 40.29	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.448	.681	.645	.828	.875
Net realized and unrealized gain (loss)	(1.045)	5.247	4.175	(5.757)	(3.431)
Total from investment operations	(.597)	5.928	4.820	(4.929)	(2.556)
Distributions from net investment income	(.442)	(.658)	(.651)	(.791)	(.844)
Distributions from net realized gain	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(.583)	(.858)	(.840)	(1.181)	(1.044)
Net asset value, end of period	$ 48.16	$ 49.34	$ 44.27	$ 40.29	$ 46.40
Total Return B,C,D	(1.17)%	13.45%	12.01%	(10.44)%	(5.25)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50%	.51%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.51%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.51%	.50% A
Net investment income (loss)	1.92% A	1.42%	1.48%	2.21%	1.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23	$ 27	$ 35	$ 54	$ 95
Portfolio turnover rate	44% A	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.37	$ 44.30	$ 40.30	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.332	.439	.426	.631	.658
Net realized and unrealized gain (loss)	(1.033)	5.239	4.185	(5.740)	(3.448)
Total from investment operations	(.701)	5.678	4.611	(5.109)	(2.790)
Distributions from net investment income	(.338)	(.408)	(.422)	(.591)	(.620)
Distributions from net realized gain	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(.479)	(.608)	(.611)	(.981)	(.820)
Net asset value, end of period	$ 48.19	$ 49.37	$ 44.30	$ 40.30	$ 46.39
Total Return B,C,D	(1.39)%	12.85%	11.47%	(10.88)%	(5.70)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.01%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.01%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.01%	1.00% A
Net investment income (loss)	1.42% A	.91%	.98%	1.71%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17	$ 20	$ 27	$ 41	$ 94
Portfolio turnover rate	44% A	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2034

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.31	$ 44.26	$ 40.28	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.566	.921	.862	.988	1.090
Net realized and unrealized gain (loss)	(1.027)	5.227	4.183	(5.729)	(3.425)
Total from investment operations	(.461)	6.148	5.045	(4.741)	(2.335)
Distributions from net investment income	(.568)	(.898)	(.876)	(.989)	(1.065)
Distributions from net realized gain	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(.709)	(1.098)	(1.065)	(1.379)	(1.265)
Net asset value, end of period	$ 48.14	$ 49.31	$ 44.26	$ 40.28	$ 46.40
Total Return B,C	(.88)%	13.97%	12.59%	(9.98)%	(4.83)%
Ratios to Average Net Assets E,H
Expenses before reductions	.00% A,F	.00% F	.00% F	.01%	.00% A,F
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.01%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.01%	.00% A
Net investment income (loss)	2.42% A	1.92%	1.98%	2.71%	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,964	$ 2,066	$ 1,672	$ 1,628	$ 552
Portfolio turnover rate	44% A	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.31	$ 44.26	$ 40.28	$ 46.41	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.565	.922	.860	1.002	1.114
Net realized and unrealized gain (loss)	(1.026)	5.226	4.185	(5.753)	(3.439)
Total from investment operations	(.461)	6.148	5.045	(4.751)	(2.325)
Distributions from net investment income	(.568)	(.898)	(.876)	(.989)	(1.065)
Distributions from net realized gain	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(.709)	(1.098)	(1.065)	(1.379)	(1.265)
Net asset value, end of period	$ 48.14	$ 49.31	$ 44.26	$ 40.28	$ 46.41
Total Return B,C	(.88)%	13.97%	12.59%	(10.00)%	(4.81)%
Ratios to Average Net Assets E,H
Expenses before reductions	.00% A,F	.00% F	.00% F	.01%	.00% A,F
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.01%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.01%	.00% A
Net investment income (loss)	2.42% A	1.92%	1.98%	2.71%	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 118	$ 107	$ 94	$ 108	$ 95
Portfolio turnover rate	44% A	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.6	5.6
Fidelity Blue Chip Growth Fund	6.1	0.0
Fidelity Disciplined Equity Fund	9.3	5.8
Fidelity Equity-Income Fund	9.4	5.8
Fidelity Large Cap Core Enhanced Index Fund	0.0	9.5
Fidelity Series 100 Index Fund	5.2	7.2
Fidelity Series Broad Market Opportunities Fund	9.4	9.4
Fidelity Series Small Cap Opportunities Fund	0.9	3.7
	46.9	47.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.0	10.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.8	2.9
Fidelity Strategic Income Fund	2.9	2.9
	5.7	5.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.4
Fidelity Strategic Real Return Fund	5.4	5.4
Fidelity Total Bond Fund	16.4	16.3
	27.2	27.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.1	4.9
Fidelity Short-Term Bond Fund	5.1	4.9
	10.2	9.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	46.9%
International Equity Funds	10.0%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	27.2%
Short-Term Funds	10.2%

Six months ago
Domestic Equity Funds	47.0%
International Equity Funds	10.3%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	27.1%
Short-Term Funds	9.8%

Expected
Domestic Equity Funds	47.0%
International Equity Funds	9.8%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	27.3%
Short-Term Funds	10.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2011. The current allocation is based on the fund's holdings as of January 31, 2012. The expected allocation represents the fund's anticipated allocation at July 31, 2012.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 56.9%
	Shares	Value
Domestic Equity Funds - 46.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	10,818	$ 187,046
Fidelity Blue Chip Growth Fund	3,826	173,235
Fidelity Disciplined Equity Fund	11,758	263,736
Fidelity Equity-Income Fund	6,193	264,895
Fidelity Series 100 Index Fund	15,886	145,833
Fidelity Series Broad Market Opportunities Fund	26,237	264,997
Fidelity Series Small Cap Opportunities Fund	2,422	26,613
TOTAL DOMESTIC EQUITY FUNDS		1,326,355
International Equity Funds - 10.0%
Fidelity Advisor International Discovery Fund Institutional Class	9,725	282,128
TOTAL EQUITY FUNDS (Cost $1,693,668)		1,608,483
Fixed-Income Funds - 32.9%

High Yield Fixed-Income Funds - 5.7%
Fidelity Capital & Income Fund	8,871	79,752
Fidelity Strategic Income Fund	7,253	79,854
TOTAL HIGH YIELD FIXED-INCOME FUNDS		159,606

	Shares	Value
Investment Grade Fixed-Income Funds - 27.2%
Fidelity Government Income Fund	14,245	$ 153,992
Fidelity Strategic Real Return Fund	16,153	153,133
Fidelity Total Bond Fund	41,955	462,765
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		769,890
TOTAL FIXED-INCOME FUNDS (Cost $934,271)		929,496
Short-Term Funds - 10.2%

Fidelity Institutional Money Market Portfolio Institutional Class	144,464	144,464
Fidelity Short-Term Bond Fund	16,967	144,901
TOTAL SHORT-TERM FUNDS (Cost $289,229)		289,365
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,917,168)	2,827,344
NET OTHER ASSETS (LIABILITIES) - 0.0%	(209)
NET ASSETS - 100%	$ 2,827,135
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $2,917,168) - See accompanying schedule	$ 2,827,344
Cash	75
Total assets	2,827,419

Liabilities
Distribution and service plan fees payable	284

Net Assets	$ 2,827,135
Net Assets consist of:
Paid in capital	$ 3,150,998
Undistributed net investment income	520
Accumulated undistributed net realized gain (loss) on investments	(234,559)
Net unrealized appreciation (depreciation) on investments	(89,824)
Net Assets	$ 2,827,135

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($26,469 ÷ 555.33 shares)	$ 47.66

Maximum offering price per share (100/94.25 of $47.66)	$ 50.57
Class T: Net Asset Value and redemption price per share ($275,949 ÷ 5,792.59 shares)	$ 47.64

Maximum offering price per share (100/96.50 of $47.64)	$ 49.37

Class C: Net Asset Value and offering price per share ($199,958 ÷ 4,198.78 shares)A	$ 47.62

Income Replacement 2036: Net Asset Value, offering price and redemption price per share ($2,297,390 ÷ 48,211.03 shares)	$ 47.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,369 ÷ 574.37 shares)	$ 47.65

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 33,136

Expenses
Distribution and service plan fees	$ 1,694
Independent trustees' compensation	5
Total expenses before reductions	1,699
Expense reductions	(5)	1,694
Net investment income (loss)		31,442
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(26,763)
Capital gain distributions from underlying funds	22,670
Total net realized gain (loss)		(4,093)
Change in net unrealized appreciation (depreciation) on underlying funds		(92,304)
Net gain (loss)		(96,397)
Net increase (decrease) in net assets resulting from operations		$ (64,955)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,442	$ 34,462
Net realized gain (loss)	(4,093)	25,210
Change in net unrealized appreciation (depreciation)	(92,304)	122,897
Net increase (decrease) in net assets resulting from operations	(64,955)	182,569
Distributions to shareholders from net investment income	(31,450)	(34,152)
Distributions to shareholders from net realized gain	(7,797)	(6,329)
Total distributions	(39,247)	(40,481)
Share transactions - net increase (decrease)	(64,678)	1,729,093
Total increase (decrease) in net assets	(168,880)	1,871,181

Net Assets
Beginning of period	2,996,015	1,124,834
End of period (including undistributed net investment income of $520 and undistributed net investment income of $528, respectively)	$ 2,827,135	$ 2,996,015

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.92	$ 43.73	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.491	.811	.748	.937	.951
Net realized and unrealized gain (loss)	(1.106)	5.306	4.178	(6.127)	(3.464)
Total from investment operations	(.615)	6.117	4.926	(5.190)	(2.513)
Distributions from net investment income	(.508)	(.771)	(.752)	(.940)	(.897)
Distributions from net realized gain	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(.645)	(.927)	(.896)	(1.510)	(1.087)
Net asset value, end of period	$ 47.66	$ 48.92	$ 43.73	$ 39.70	$ 46.40
Total Return B,C,D	(1.21)%	14.05%	12.46%	(10.72)%	(5.17)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	25%	.25%	25% A
Net investment income (loss)	2.13% A	1.70%	1.74%	2.52%	2.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26	$ 31	$ 40	$ 54	$ 95
Portfolio turnover rate	76% A	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.89	$ 43.72	$ 39.69	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.433	.693	.639	.844	.823
Net realized and unrealized gain (loss)	(1.093)	5.287	4.183	(6.122)	(3.449)
Total from investment operations	(.660)	5.980	4.822	(5.278)	(2.626)
Distributions from net investment income	(.453)	(.654)	(.648)	(.852)	(.794)
Distributions from net realized gain	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(.590)	(.810)	(.792)	(1.422)	(.984)
Net asset value, end of period	$ 47.64	$ 48.89	$ 43.72	$ 39.69	$ 46.39
Total Return B,C,D	(1.31)%	13.73%	12.19%	(10.93)%	(5.39)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.88% A	1.45%	1.49%	2.28%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 276	$ 288	$ 265	$ 265	$ 384
Portfolio turnover rate	76% A	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.88	$ 43.74	$ 39.71	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.317	.454	.424	.655	.609
Net realized and unrealized gain (loss)	(1.098)	5.293	4.179	(6.114)	(3.465)
Total from investment operations	(.781)	5.747	4.603	(5.459)	(2.856)
Distributions from net investment income	(.342)	(.451)	(.429)	(.651)	(.564)
Distributions from net realized gain	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(.479)	(.607)	(.573)	(1.221)	(.754)
Net asset value, end of period	$ 47.62	$ 48.88	$ 43.74	$ 39.71	$ 46.39
Total Return B,C,D	(1.57)%	13.17%	11.61%	(11.38)%	(5.82)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	1.38% A	.95%	.99%	1.77%	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 200	$ 216	$ 119	$ 116	$ 94
Portfolio turnover rate	76% A	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2036

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.91	$ 43.73	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.548	.939	.854	1.034	1.043
Net realized and unrealized gain (loss)	(1.104)	5.291	4.183	(6.126)	(3.445)
Total from investment operations	(.556)	6.230	5.037	(5.092)	(2.402)
Distributions from net investment income	(.567)	(.894)	(.863)	(1.038)	(1.008)
Distributions from net realized gain	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(.704)	(1.050)	(1.007)	(1.608)	(1.198)
Net asset value, end of period	$ 47.65	$ 48.91	$ 43.73	$ 39.70	$ 46.40
Total Return B,C	(1.09)%	14.32%	12.75%	(10.48)%	(4.96)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.38% A	1.95%	1.99%	2.78%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,297	$ 2,433	$ 598	$ 632	$ 986
Portfolio turnover rate	76% A	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.90	$ 43.73	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.548	.929	.851	1.031	1.064
Net realized and unrealized gain (loss)	(1.094)	5.291	4.186	(6.123)	(3.466)
Total from investment operations	(.546)	6.220	5.037	(5.092)	(2.402)
Distributions from net investment income	(.567)	(.894)	(.863)	(1.038)	(1.008)
Distributions from net realized gain	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(.704)	(1.050)	(1.007)	(1.608)	(1.198)
Net asset value, end of period	$ 47.65	$ 48.90	$ 43.73	$ 39.70	$ 46.40
Total Return B,C	(1.06)%	14.30%	12.75%	(10.48)%	(4.96)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.38% A	1.95%	1.99%	2.78%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27	$ 28	$ 103	$ 67	$ 119
Portfolio turnover rate	76% A	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.7	5.8
Fidelity Blue Chip Growth Fund	6.3	0.0
Fidelity Disciplined Equity Fund	9.5	6.0
Fidelity Equity-Income Fund	9.6	5.9
Fidelity Large Cap Core Enhanced Index Fund	0.0	9.8
Fidelity Series 100 Index Fund	5.3	7.4
Fidelity Series Broad Market Opportunities Fund	9.6	9.6
Fidelity Series Small Cap Opportunities Fund	1.0	3.8
	48.0	48.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.9	11.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.0	3.0
Fidelity Strategic Income Fund	3.0	3.1
	6.0	6.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.3
Fidelity Strategic Real Return Fund	5.3	5.3
Fidelity Total Bond Fund	16.1	16.0
	26.7	26.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.2	3.8
Fidelity Short-Term Bond Fund	4.2	3.9
	8.4	7.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	48.0%
International Equity Funds	10.9%
High Yield Fixed-Income Funds	6.0%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	8.4%

Six months ago
Domestic Equity Funds	48.3%
International Equity Funds	11.3%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	26.6%
Short-Term Funds	7.7%

Expected
Domestic Equity Funds	48.0%
International Equity Funds	10.7%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	26.6%
Short-Term Funds	8.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2011. The current allocation is based on the fund's holdings as of January 31, 2012. The expected allocation represents the fund's anticipated allocation at July 31, 2012.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 58.9%
	Shares	Value
Domestic Equity Funds - 48.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	5,527	$ 95,565
Fidelity Blue Chip Growth Fund	1,958	88,652
Fidelity Disciplined Equity Fund	6,014	134,891
Fidelity Equity-Income Fund	3,168	135,482
Fidelity Series 100 Index Fund	8,116	74,509
Fidelity Series Broad Market Opportunities Fund	13,419	135,534
Fidelity Series Small Cap Opportunities Fund	1,237	13,596
TOTAL DOMESTIC EQUITY FUNDS		678,229
International Equity Funds - 10.9%
Fidelity Advisor International Discovery Fund Institutional Class	5,318	154,287
TOTAL EQUITY FUNDS (Cost $707,620)		832,516
Fixed-Income Funds - 32.7%

High Yield Fixed-Income Funds - 6.0%
Fidelity Capital & Income Fund	4,677	42,047
Fidelity Strategic Income Fund	3,824	42,101
TOTAL HIGH YIELD FIXED-INCOME FUNDS		84,148

	Shares	Value
Investment Grade Fixed-Income Funds - 26.7%
Fidelity Government Income Fund	7,008	$ 75,759
Fidelity Strategic Real Return Fund	7,947	75,338
Fidelity Total Bond Fund	20,589	227,099
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		378,196
TOTAL FIXED-INCOME FUNDS (Cost $423,017)		462,344
Short-Term Funds - 8.4%

Fidelity Institutional Money Market Portfolio Institutional Class	59,666	59,666
Fidelity Short-Term Bond Fund	7,008	59,846
TOTAL SHORT-TERM FUNDS (Cost $117,514)		119,512
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,248,151)		1,414,372
NET OTHER ASSETS (LIABILITIES) - 0.0%		(29)
NET ASSETS - 100%		$ 1,414,343
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

3Statement of Assets and Liabilities

January 31, 2012 (Unaudited)
Assets
Investment in securities, at value (cost $1,248,151) - See accompanying schedule	$ 1,414,372
Cash	39
Total assets	1,414,411

Liabilities
Distribution and service plan fees payable	68

Net Assets	$ 1,414,343
Net Assets consist of:
Paid in capital	$ 1,311,822
Undistributed net investment income	288
Accumulated undistributed net realized gain (loss) on investments	(63,988)
Net unrealized appreciation (depreciation) on investments	166,221
Net Assets	$ 1,414,343
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($33,852 ÷ 722.34 shares)	$ 46.86

Maximum offering price per share (100/94.25 of $46.86)	$ 49.72
Class T: Net Asset Value and redemption price per share ($104,164 ÷ 2,223.05 shares)	$ 46.86

Maximum offering price per share (100/96.50 of $46.86)	$ 48.56

Class C: Net Asset Value and offering price per share ($71,206 ÷ 1,520.27 shares)A	$ 46.84

Income Replacement 2038: Net Asset Value, offering price and redemption price per share ($1,180,624 ÷ 25,192.31 shares)	$ 46.86

Institutional Class: Net Asset Value, offering price and redemption price per share ($24,497 ÷ 522.77 shares)	$ 46.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

3Statement of Operations

Six months ended January 31, 2012 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 17,047

Expenses
Distribution and service plan fees	$ 647
Independent trustees' compensation	3
Total expenses before reductions	650
Expense reductions	(3)	647
Net investment income (loss)		16,400
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	23,099
Capital gain distributions from underlying funds	11,321
Total net realized gain (loss)		34,420
Change in net unrealized appreciation (depreciation) on underlying funds		(80,217)
Net gain (loss)		(45,797)
Net increase (decrease) in net assets resulting from operations		$ (29,397)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,400	$ 39,869
Net realized gain (loss)	34,420	(11,271)
Change in net unrealized appreciation (depreciation)	(80,217)	277,762
Net increase (decrease) in net assets resulting from operations	(29,397)	306,360
Distributions to shareholders from net investment income	(16,405)	(40,181)
Distributions to shareholders from net realized gain	(3,924)	(9,861)
Total distributions	(20,329)	(50,042)
Share transactions - net increase (decrease)	(143,264)	(897,193)
Total increase (decrease) in net assets	(192,990)	(640,875)

Net Assets
Beginning of period	1,607,333	2,248,208
End of period (including undistributed net investment income of $288 and undistributed net investment income of $293, respectively)	$ 1,414,343	$ 1,607,333

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.19	$ 43.01	$ 38.95	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.494	.858	.744	.856	.442
Net realized and unrealized gain (loss)	(1.176)	5.317	4.191	(6.093)	(4.811)
Total from investment operations	(.682)	6.175	4.935	(5.237)	(4.369)
Distributions from net investment income	(.514)	(.802)	(.710)	(.873)	(.371)
Distributions from net realized gain	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(.648)	(.995)	(.875)	(1.073)	(.371)
Net asset value, end of period	$ 46.86	$ 48.19	$ 43.01	$ 38.95	$ 45.26
Total Return B,C,D	(1.37)%	14.43%	12.72%	(11.24)%	(8.76)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25% A
Net investment income (loss)	2.18% A	1.82%	1.76%	2.44%	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34	$ 34	$ 32	$ 115	$ 91
Portfolio turnover rate	48% A	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.19	$ 43.01	$ 38.96	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.439	.736	.636	.791	.373
Net realized and unrealized gain (loss)	(1.177)	5.326	4.191	(6.111)	(4.809)
Total from investment operations	(.738)	6.062	4.827	(5.320)	(4.436)
Distributions from net investment income	(.458)	(.689)	(.612)	(.780)	(.304)
Distributions from net realized gain	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(.592)	(.882)	(.777)	(.980)	(.304)
Net asset value, end of period	$ 46.86	$ 48.19	$ 43.01	$ 38.96	$ 45.26
Total Return B,C,D	(1.49)%	14.15%	12.43%	(11.45)%	(8.89)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.93% A	1.57%	1.50%	2.20%	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104	$ 127	$ 37	$ 57	$ 91
Portfolio turnover rate	48% A	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.17	$ 42.98	$ 38.95	$ 45.24	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.325	.505	.424	.611	.233
Net realized and unrealized gain (loss)	(1.171)	5.319	4.192	(6.107)	(4.812)
Total from investment operations	(.846)	5.824	4.616	(5.496)	(4.579)
Distributions from net investment income	(.350)	(.441)	(.421)	(.594)	(.181)
Distributions from net realized gain	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(.484)	(.634)	(.586)	(.794)	(.181)
Net asset value, end of period	$ 46.84	$ 48.17	$ 42.98	$ 38.95	$ 45.24
Total Return B,C,D	(1.72)%	13.59%	11.87%	(11.89)%	(9.17)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	1.43% A	1.08%	1.01%	1.70%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 71	$ 72	$ 91	$ 57	$ 91
Portfolio turnover rate	48% A	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2038

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.19	$ 43.00	$ 38.96	$ 45.27	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.552	.969	.849	.965	.502
Net realized and unrealized gain (loss)	(1.177)	5.332	4.187	(6.112)	(4.795)
Total from investment operations	(.625)	6.301	5.036	(5.147)	(4.293)
Distributions from net investment income	(.571)	(.918)	(.831)	(.963)	(.437)
Distributions from net realized gain	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(.705)	(1.111)	(.996)	(1.163)	(.437)
Net asset value, end of period	$ 46.86	$ 48.19	$ 43.00	$ 38.96	$ 45.27
Total Return B,C	(1.24)%	14.74%	12.99%	(11.02)%	(8.61)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.43% A	2.07%	2.01%	2.69%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,181	$ 1,345	$ 2,051	$ 1,165	$ 1,122
Portfolio turnover rate	48% A	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.19	$ 43.00	$ 38.96	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.552	.973	.848	.974	.511
Net realized and unrealized gain (loss)	(1.177)	5.328	4.188	(6.111)	(4.814)
Total from investment operations	(.625)	6.301	5.036	(5.137)	(4.303)
Distributions from net investment income	(.571)	(.918)	(.831)	(.963)	(.437)
Distributions from net realized gain	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(.705)	(1.111)	(.996)	(1.163)	(.437)
Net asset value, end of period	$ 46.86	$ 48.19	$ 43.00	$ 38.96	$ 45.26
Total Return B,C	(1.24)%	14.74%	12.99%	(11.00)%	(8.63)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.43% A	2.07%	2.01%	2.69%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24	$ 29	$ 38	$ 58	$ 91
Portfolio turnover rate	48% A	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	7.0	5.9
Fidelity Blue Chip Growth Fund	6.4	0.0
Fidelity Disciplined Equity Fund	9.8	6.2
Fidelity Equity-Income Fund	9.8	6.1
Fidelity Large Cap Core Enhanced Index Fund	0.0	10.0
Fidelity Series 100 Index Fund	5.4	7.6
Fidelity Series Broad Market Opportunities Fund	9.8	9.9
Fidelity Series Small Cap Opportunities Fund	1.0	3.9
	49.2	49.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.0	12.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.1	3.2
Fidelity Strategic Income Fund	3.2	3.3
	6.3	6.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.3
Fidelity Strategic Real Return Fund	5.3	5.3
Fidelity Total Bond Fund	15.9	15.9
	26.5	26.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	3.0	2.5
Fidelity Short-Term Bond Fund	3.0	2.5
	6.0	5.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	49.2%
International Equity Funds	12.0%
High Yield Fixed-Income Funds	6.3%
Investment Grade Fixed-Income Funds	26.5%
Short-Term Funds	6.0%

Six months ago
Domestic Equity Funds	49.6%
International Equity Funds	12.4%
High Yield Fixed-Income Funds	6.5%
Investment Grade Fixed-Income Funds	26.5%
Short-Term Funds	5.0%

Expected
Domestic Equity Funds	49.3%
International Equity Funds	11.7%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	6.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2011. The current allocation is based on the fund's holdings as of January 31, 2012. The expected allocation represents the fund's anticipated allocation at July 31, 2012.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 61.2%
	Shares	Value
Domestic Equity Funds - 49.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	7,918	$ 136,910
Fidelity Blue Chip Growth Fund	2,802	126,878
Fidelity Disciplined Equity Fund	8,606	193,024
Fidelity Equity-Income Fund	4,533	193,871
Fidelity Series 100 Index Fund	11,630	106,759
Fidelity Series Broad Market Opportunities Fund	19,203	193,946
Fidelity Series Small Cap Opportunities Fund	1,759	19,336
TOTAL DOMESTIC EQUITY FUNDS		970,724
International Equity Funds - 12.0%
Fidelity Advisor International Discovery Fund Institutional Class	8,130	235,843
TOTAL EQUITY FUNDS (Cost $1,149,176)		1,206,567
Fixed-Income Funds - 32.8%

High Yield Fixed-Income Funds - 6.3%
Fidelity Capital & Income Fund	6,918	62,189
Fidelity Strategic Income Fund	5,655	62,266
TOTAL HIGH YIELD FIXED-INCOME FUNDS		124,455

	Shares	Value
Investment Grade Fixed-Income Funds - 26.5%
Fidelity Government Income Fund	9,674	$ 104,579
Fidelity Strategic Real Return Fund	10,970	103,992
Fidelity Total Bond Fund	28,458	313,891
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		522,462
TOTAL FIXED-INCOME FUNDS (Cost $628,613)		646,917
Short-Term Funds - 6.0%

Fidelity Institutional Money Market Portfolio Institutional Class	58,458	58,458
Fidelity Short-Term Bond Fund	6,866	58,635
TOTAL SHORT-TERM FUNDS (Cost $116,458)		117,093
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,894,247)		1,970,577
NET OTHER ASSETS (LIABILITIES) - 0.0%		(90)
NET ASSETS - 100%		$ 1,970,487
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)
Assets
Investment in securities, at value (cost $1,894,247) - See accompanying schedule		$ 1,970,577
Cash		40
Receivable for fund shares sold		245
Total assets		1,970,862

Liabilities
Payable for investments purchased	$ 241
Distribution and service plan fees payable	134
Total liabilities		375

Net Assets		$ 1,970,487
Net Assets consist of:
Paid in capital		$ 2,064,939
Undistributed net investment income		397
Accumulated undistributed net realized gain (loss) on investments		(171,179)
Net unrealized appreciation (depreciation) on investments		76,330
Net Assets		$ 1,970,487
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($80,680 ÷ 1,715.86 shares)		$ 47.02

Maximum offering price per share (100/94.25 of $47.02)		$ 49.89
Class T: Net Asset Value and redemption price per share ($129,798 ÷ 2,761.19 shares)		$ 47.01

Maximum offering price per share (100/96.50 of $47.01)		$ 48.72

Class C: Net Asset Value and offering price per share ($77,721 ÷ 1,654.10 shares)A		$ 46.99

Income Replacement 2040: Net Asset Value, offering price and redemption price per share ($1,680,371 ÷ 35,750.25 shares)		$ 47.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,917 ÷ 40.78 shares)		$ 47.01

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2012 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 24,757

Expenses
Distribution and service plan fees	$ 782
Independent trustees' compensation	4
Total expenses before reductions	786
Expense reductions	(4)	782
Net investment income (loss)		23,975
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	14,293
Capital gain distributions from underlying funds	15,825
Total net realized gain (loss)		30,118
Change in net unrealized appreciation (depreciation) on underlying funds		(90,405)
Net gain (loss)		(60,287)
Net increase (decrease) in net assets resulting from operations		$ (36,312)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,975	$ 34,389
Net realized gain (loss)	30,118	79,518
Change in net unrealized appreciation (depreciation)	(90,405)	119,745
Net increase (decrease) in net assets resulting from operations	(36,312)	233,652
Distributions to shareholders from net investment income	(23,946)	(34,374)
Distributions to shareholders from net realized gain	(5,624)	(7,263)
Total distributions	(29,570)	(41,637)
Share transactions - net increase (decrease)	(113,860)	390,065
Total increase (decrease) in net assets	(179,742)	582,080

Net Assets
Beginning of period	2,150,229	1,568,149
End of period (including undistributed net investment income of $397 and undistributed net investment income of $368, respectively)	$ 1,970,487	$ 2,150,229

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.44	$ 43.04	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.522	.789	.722	.933	.442
Net realized and unrealized gain (loss)	(1.287)	5.608	4.298	(6.238)	(4.814)
Total from investment operations	(.765)	6.397	5.020	(5.305)	(4.372)
Distributions from net investment income	(.523)	(.805)	(.710)	(.885)	(.398)
Distributions from net realized gain	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(.655)	(.997)	(.810)	(1.095)	(.398)
Net asset value, end of period	$ 47.02	$ 48.44	$ 43.04	$ 38.83	$ 45.23
Total Return B,C,D	(1.53)%	14.94%	12.97%	(11.41)%	(8.77)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25% A
Net investment income (loss)	2.29% A	1.67%	1.70%	2.60%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 81	$ 96	$ 34	$ 57	$ 91
Portfolio turnover rate	45% A	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.43	$ 43.05	$ 38.84	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.464	.672	.616	.836	.371
Net realized and unrealized gain (loss)	(1.288)	5.604	4.301	(6.227)	(4.809)
Total from investment operations	(.824)	6.276	4.917	(5.391)	(4.438)
Distributions from net investment income	(.464)	(.704)	(.607)	(.789)	(.332)
Distributions from net realized gain	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(.596)	(.896)	(.707)	(.999)	(.332)
Net asset value, end of period	$ 47.01	$ 48.43	$ 43.05	$ 38.84	$ 45.23
Total Return B,C,D	(1.66)%	14.64%	12.69%	(11.62)%	(8.90)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50% A
Net investment income (loss)	2.04% A	1.42%	1.45%	2.35%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 130	$ 131	$ 111	$ 102	$ 132
Portfolio turnover rate	45% A	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.42	$ 43.05	$ 38.84	$ 45.22	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.349	.435	.402	.664	.234
Net realized and unrealized gain (loss)	(1.290)	5.609	4.305	(6.229)	(4.816)
Total from investment operations	(.941)	6.044	4.707	(5.565)	(4.582)
Distributions from net investment income	(.357)	(.482)	(.397)	(.605)	(.198)
Distributions from net realized gain	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(.489)	(.674)	(.497)	(.815)	(.198)
Net asset value, end of period	$ 46.99	$ 48.42	$ 43.05	$ 38.84	$ 45.22
Total Return B,C,D	(1.91)%	14.08%	12.13%	(12.06)%	(9.18)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	1.54% A	.93%	.95%	1.85%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 78	$ 79	$ 99	$ 57	$ 91
Portfolio turnover rate	45% A	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2040

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.42	$ 43.04	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.577	.910	.833	1.015	.504
Net realized and unrealized gain (loss)	(1.287)	5.602	4.297	(6.231)	(4.810)
Total from investment operations	(.710)	6.512	5.130	(5.216)	(4.306)
Distributions from net investment income	(.578)	(.940)	(.820)	(.974)	(.464)
Distributions from net realized gain	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(.710)	(1.132)	(.920)	(1.184)	(.464)
Net asset value, end of period	$ 47.00	$ 48.42	$ 43.04	$ 38.83	$ 45.23
Total Return B,C	(1.41)%	15.21%	13.26%	(11.19)%	(8.64)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.54% A	1.93%	1.96%	2.85%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,680	$ 1,797	$ 1,262	$ 384	$ 598
Portfolio turnover rate	45% A	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.43	$ 43.04	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.580	.906	.828	1.022	.512
Net realized and unrealized gain (loss)	(1.290)	5.616	4.302	(6.238)	(4.818)
Total from investment operations	(.710)	6.522	5.130	(5.216)	(4.306)
Distributions from net investment income	(.578)	(.940)	(.820)	(.974)	(.464)
Distributions from net realized gain	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(.710)	(1.132)	(.920)	(1.184)	(.464)
Net asset value, end of period	$ 47.01	$ 48.43	$ 43.04	$ 38.83	$ 45.23
Total Return B,C	(1.41)%	15.24%	13.26%	(11.19)%	(8.64)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.54% A	1.93%	1.96%	2.85%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2	$ 48	$ 62	$ 57	$ 91
Portfolio turnover rate	45% A	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	7.1	6.1
Fidelity Blue Chip Growth Fund	6.6	0.0
Fidelity Disciplined Equity Fund	10.0	6.3
Fidelity Equity-Income Fund	10.1	6.2
Fidelity Large Cap Core Enhanced Index Fund	0.0	10.3
Fidelity Series 100 Index Fund	5.5	7.7
Fidelity Series Broad Market Opportunities Fund	10.1	10.1
Fidelity Series Small Cap Opportunities Fund	1.0	4.0
	50.4	50.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.7	12.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.3	3.3
Fidelity Strategic Income Fund	3.4	3.4
	6.7	6.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.3
Fidelity Strategic Real Return Fund	5.2	5.2
Fidelity Total Bond Fund	15.8	15.8
	26.3	26.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	1.9	1.7
Fidelity Short-Term Bond Fund	2.0	1.8
	3.9	3.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	50.4%
International Equity Funds	12.7%
High Yield Fixed-Income Funds	6.7%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	3.9%

Six months ago
Domestic Equity Funds	50.7%
International Equity Funds	12.8%
High Yield Fixed-Income Funds	6.7%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	3.5%

Expected
Domestic Equity Funds	50.6%
International Equity Funds	12.7%
High Yield Fixed-Income Funds	6.5%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	4.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2011. The current allocation is based on the fund's holdings as of January 31, 2012. The expected allocation represents the fund's anticipated allocation at July 31, 2012.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 63.1%
	Shares	Value
Domestic Equity Funds - 50.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	24,057	$ 415,945
Fidelity Blue Chip Growth Fund	8,528	386,140
Fidelity Disciplined Equity Fund	26,175	587,097
Fidelity Equity-Income Fund	13,787	589,675
Fidelity Series 100 Index Fund	35,359	324,594
Fidelity Series Broad Market Opportunities Fund	58,406	589,901
Fidelity Series Small Cap Opportunities Fund	5,383	59,163
TOTAL DOMESTIC EQUITY FUNDS		2,952,515
International Equity Funds - 12.7%
Fidelity Advisor International Discovery Fund Institutional Class	25,573	741,866
TOTAL EQUITY FUNDS (Cost $3,446,428)		3,694,381
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 6.7%
Fidelity Capital & Income Fund	21,660	194,719
Fidelity Strategic Income Fund	17,708	194,969
TOTAL HIGH YIELD FIXED-INCOME FUNDS		389,688

	Shares	Value
Investment Grade Fixed-Income Funds - 26.3%
Fidelity Government Income Fund	28,510	$ 308,193
Fidelity Strategic Real Return Fund	32,328	306,473
Fidelity Total Bond Fund	83,809	924,416
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,539,082
TOTAL FIXED-INCOME FUNDS (Cost $1,830,287)		1,928,770
Short-Term Funds - 3.9%

Fidelity Institutional Money Market Portfolio Institutional Class	113,780	113,780
Fidelity Short-Term Bond Fund	13,363	114,123
TOTAL SHORT-TERM FUNDS (Cost $226,058)		227,903
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,502,773)		5,851,054
NET OTHER ASSETS (LIABILITIES) - 0.0%		7
NET ASSETS - 100%		$ 5,851,061
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2012 (Unaudited)
Assets
Investment in securities, at value (cost $5,502,773) - See accompanying schedule	$ 5,851,054
Cash	40
Total assets	5,851,094

Liabilities
Distribution and service plan fees payable	33

Net Assets	$ 5,851,061
Net Assets consist of:
Paid in capital	$ 5,617,213
Undistributed net investment income	1,267
Accumulated undistributed net realized gain (loss) on investments	(115,700)
Net unrealized appreciation (depreciation) on investments	348,281
Net Assets	$ 5,851,061
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($19,248 ÷ 409.15 shares)	$ 47.04

Maximum offering price per share (100/94.25 of $47.04)	$ 49.91
Class T: Net Asset Value and redemption price per share ($24,056 ÷ 511.27 shares)	$ 47.05

Maximum offering price per share (100/96.50 of $47.05)	$ 48.76

Class C: Net Asset Value and offering price per share ($23,560 ÷ 500.90 shares)A	$ 47.04

Income Replacement 2042: Net Asset Value, offering price and redemption price per share ($5,759,630 ÷ 122,460.55 shares)	$ 47.03

Institutional Class: Net Asset Value, offering price and redemption price per share ($24,567 ÷ 522.37 shares)	$ 47.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2012 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 71,187

Expenses
Distribution and service plan fees	$ 202
Independent trustees' compensation	10
Total expenses before reductions	212
Expense reductions	(10)	202
Net investment income (loss)		70,985
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(37,677)
Capital gain distributions from underlying funds	45,209
Total net realized gain (loss)		7,532
Change in net unrealized appreciation (depreciation) on underlying funds		(170,842)
Net gain (loss)		(163,310)
Net increase (decrease) in net assets resulting from operations		$ (92,325)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 70,985	$ 84,257
Net realized gain (loss)	7,532	(16,404)
Change in net unrealized appreciation (depreciation)	(170,842)	478,706
Net increase (decrease) in net assets resulting from operations	(92,325)	546,559
Distributions to shareholders from net investment income	(70,826)	(84,042)
Distributions to shareholders from net realized gain	(15,935)	(15,604)
Total distributions	(86,761)	(99,646)
Share transactions - net increase (decrease)	397,782	1,650,368
Total increase (decrease) in net assets	218,696	2,097,281

Net Assets
Beginning of period	5,632,365	3,535,084
End of period (including undistributed net investment income of $1,267 and undistributed net investment income of $1,108, respectively)	$ 5,851,061	$ 5,632,365

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.52	$ 43.04	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.527	.757	.747	.819	.425
Net realized and unrealized gain (loss)	(1.348)	5.719	4.285	(6.123)	(4.836)
Total from investment operations	(.821)	6.476	5.032	(5.304)	(4.411)
Distributions from net investment income	(.527)	(.801)	(.717)	(.866)	(.389)
Distributions from net realized gain	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(.659)	(.996)	(.822)	(1.066)	(.389)
Net asset value, end of period	$ 47.04	$ 48.52	$ 43.04	$ 38.83	$ 45.20
Total Return B,C,D	(1.64)%	15.12%	13.00%	(11.40)%	(8.85)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25% A
Net investment income (loss)	2.32% A	1.61%	1.77%	2.32%	1.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19	$ 23	$ 29	$ 88	$ 91
Portfolio turnover rate	49% A	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.53	$ 43.04	$ 38.83	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.471	.637	.642	.739	.365
Net realized and unrealized gain (loss)	(1.348)	5.727	4.281	(6.128)	(4.852)
Total from investment operations	(.877)	6.364	4.923	(5.389)	(4.487)
Distributions from net investment income	(.471)	(.679)	(.608)	(.771)	(.323)
Distributions from net realized gain	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(.603)	(.874)	(.713)	(.971)	(.323)
Net asset value, end of period	$ 47.05	$ 48.53	$ 43.04	$ 38.83	$ 45.19
Total Return B,C,D	(1.76)%	14.85%	12.71%	(11.62)%	(9.00)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50% A
Net investment income (loss)	2.07% A	1.35%	1.52%	2.07%	1.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24	$ 29	$ 37	$ 57	$ 91
Portfolio turnover rate	49% A	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.52	$ 43.05	$ 38.84	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.356	.402	.430	.560	.226
Net realized and unrealized gain (loss)	(1.338)	5.719	4.275	(6.123)	(4.846)
Total from investment operations	(.982)	6.121	4.705	(5.563)	(4.620)
Distributions from net investment income	(.366)	(.456)	(.390)	(.587)	(.190)
Distributions from net realized gain	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(.498)	(.651)	(.495)	(.787)	(.190)
Net asset value, end of period	$ 47.04	$ 48.52	$ 43.05	$ 38.84	$ 45.19
Total Return B,C,D	(1.99)%	14.26%	12.12%	(12.05)%	(9.25)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	1.57% A	.85%	1.02%	1.57%	.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24	$ 28	$ 37	$ 56	$ 91
Portfolio turnover rate	49% A	15%	20%	37%	8% A
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2042

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.51	$ 43.03	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.583	.880	.857	.900	.496
Net realized and unrealized gain (loss)	(1.347)	5.719	4.279	(6.114)	(4.840)
Total from investment operations	(.764)	6.599	5.136	(5.214)	(4.344)
Distributions from net investment income	(.584)	(.924)	(.831)	(.956)	(.456)
Distributions from net realized gain	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(.716)	(1.119)	(.936)	(1.156)	(.456)
Net asset value, end of period	$ 47.03	$ 48.51	$ 43.03	$ 38.83	$ 45.20
Total Return B,C	(1.52)%	15.42%	13.27%	(11.18)%	(8.72)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.57% A	1.86%	2.02%	2.57%	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,760	$ 5,524	$ 3,395	$ 1,395	$ 969
Portfolio turnover rate	49% A	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.51	$ 43.03	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.584	.874	.855	.918	.504
Net realized and unrealized gain (loss)	(1.348)	5.725	4.281	(6.132)	(4.848)
Total from investment operations	(.764)	6.599	5.136	(5.214)	(4.344)
Distributions from net investment income	(.584)	(.924)	(.831)	(.956)	(.456)
Distributions from net realized gain	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(.716)	(1.119)	(.936)	(1.156)	(.456)
Net asset value, end of period	$ 47.03	$ 48.51	$ 43.03	$ 38.83	$ 45.20
Total Return B,C	(1.52)%	15.42%	13.27%	(11.18)%	(8.72)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.57% A	1.86%	2.02%	2.57%	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25	$ 29	$ 38	$ 57	$ 91
Portfolio turnover rate	49% A	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

1. Organization.

Fidelity Income Replacement 2016 FundSM, Fidelity Income Replacement 2018 FundSM, Fidelity Income Replacement 2020 FundSM, Fidelity Income Replacement 2022 FundSM, Fidelity Income Replacement 2024 FundSM, Fidelity Income Replacement 2026 FundSM, Fidelity Income Replacement 2028 FundSM, Fidelity Income Replacement 2030 FundSM, Fidelity Income Replacement 2032 FundSM, Fidelity Income Replacement 2034 FundSM, Fidelity Income Replacement 2036 FundSM, Fidelity Income Replacement 2038 FundSM, Fidelity Income Replacement 2040 FundSM and Fidelity Income Replacement 2042 FundSM (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Each Fund offers Class A, Class T, Class C, Income Replacement and Institutional Class shares, except for Fidelity Income Replacement 2016 Fund. Fidelity Income Replacement 2016 Fund offers Income Replacement shares. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class. Effective after the close of business on January 31, 2012, Fidelity Income Replacement 2016 Fund's Class A, Class T, Class C and Institutional Class shares were closed to new accounts and additional purchases, except for reinvestments. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Income Replacement 2016 Fund	$ 8,659,753	$ 483,928	$ (42,456)	$ 441,472
Fidelity Income Replacement 2018 Fund	5,039,358	144,958	(131,093)	13,865
Fidelity Income Replacement 2020 Fund	3,700,233	267,155	(34,987)	232,168
Fidelity Income Replacement 2022 Fund	3,643,276	64,638	(154,067)	(89,429)
Fidelity Income Replacement 2024 Fund	1,794,352	57,357	(43,345)	14,012
Fidelity Income Replacement 2026 Fund	2,073,253	27,204	(70,273)	(43,069)
Fidelity Income Replacement 2028 Fund	5,212,211	221,804	(150,460)	71,344
Fidelity Income Replacement 2030 Fund	4,152,283	177,067	(75,771)	101,296
Fidelity Income Replacement 2032 Fund	1,920,594	104,029	(12,244)	91,785
Fidelity Income Replacement 2034 Fund	1,956,350	203,523	(21,584)	181,939
Fidelity Income Replacement 2036 Fund	2,927,720	37,019	(137,395)	(100,376)
Fidelity Income Replacement 2038 Fund	1,256,727	158,597	(952)	157,645
Fidelity Income Replacement 2040 Fund	1,912,297	101,339	(43,059)	58,280
Fidelity Income Replacement 2042 Fund	5,551,413	422,701	(123,060)	299,641

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2011, capital loss carryforwards were as follows:

	Fiscal year of expiration
	2017	2018	2019	Total capital loss carryforward
Fidelity Income Replacement 2016 Fund	$ (11,321)	$ (234,074)	$ (128,097)	$ (373,492)
Fidelity Income Replacement 2018 Fund	(123,548)	(410,862)	(37,212)	(571,622)
Fidelity Income Replacement 2020 Fund	(3,778)	(118,446)	(22,198)	(144,422)
Fidelity Income Replacement 2022 Fund	(64,025)	(481,397)	(74,118)	(619,540)
Fidelity Income Replacement 2024 Fund	(9,801)	(66,647)	(58,344)	(134,792)
Fidelity Income Replacement 2026 Fund	-	(233,577)	-	(233,577)
Fidelity Income Replacement 2028 Fund	(7,815)	(381,761)	(210,425)	(600,001)
Fidelity Income Replacement 2030 Fund	(33,830)	(85,896)	-	(119,726)
Fidelity Income Replacement 2032 Fund	-	(160,350)	-	(160,350)
Fidelity Income Replacement 2034 Fund	-	(62,824)	(43,660)	(106,484)
Fidelity Income Replacement 2036 Fund	(19,968)	(183,763)	(2,877)	(206,608)
Fidelity Income Replacement 2038 Fund	-	(11,570)	(48,487)	(60,057)
Fidelity Income Replacement 2040 Fund	(763)	(152,507)	(16,690)	(169,960)
Fidelity Income Replacement 2042 Fund	(2,106)	(15,348)	(33,938)	(51,392)

Certain of the Funds intend to elect to defer to the fiscal year ending July 31, 2012 capital losses recognized during the period November 1, 2010 to July  31, 2011. Loss deferrals were as follows:

Capital losses
Fidelity Income Replacement 2038 Fund	$ (18,954)

Semiannual Report

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	2,711,451	3,511,018
Fidelity Income Replacement 2018 Fund	1,218,501	1,376,352
Fidelity Income Replacement 2020 Fund	1,060,664	1,033,719
Fidelity Income Replacement 2022 Fund	1,302,783	1,084,268
Fidelity Income Replacement 2024 Fund	862,757	910,635
Fidelity Income Replacement 2026 Fund	905,156	932,620
Fidelity Income Replacement 2028 Fund	1,543,768	2,202,450
Fidelity Income Replacement 2030 Fund	1,531,498	1,510,040
Fidelity Income Replacement 2032 Fund	822,836	359,462
Fidelity Income Replacement 2034 Fund	464,723	500,698
Fidelity Income Replacement 2036 Fund	1,052,122	1,101,973
Fidelity Income Replacement 2038 Fund	342,686	478,576
Fidelity Income Replacement 2040 Fund	443,746	547,387
Fidelity Income Replacement 2042 Fund	1,805,991	1,378,779

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, Strategic Advisers pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid by each Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,937	$ -
Class T	.25%	.25%	1,048	2
Class C	.75%	.25%	4,625	1,512
			$ 7,610	$ 1,514
Fidelity Income Replacement 2018 Fund
Class A	-%	.25%	$ 934	$ -
Class T	.25%	.25%	350	2
Class C	.75%	.25%	1,065	164
			$ 2,349	$ 166
Fidelity Income Replacement 2020 Fund
Class A	-%	.25%	$ 512	$ 229
Class T	.25%	.25%	460	-
Class C	.75%	.25%	1,327	214
			$ 2,299	$ 443
Fidelity Income Replacement 2022 Fund
Class A	-%	.25%	$ 94	$ -
Class T	.25%	.25%	38	-
Class C	.75%	.25%	141	21
			$ 273	$ 21
Fidelity Income Replacement 2024 Fund
Class A	-%	.25%	$ 248	$ 5
Class T	.25%	.25%	308	46
Class C	.75%	.25%	818	14
			$ 1,374	$ 65

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Income Replacement 2026 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 127	$ -
Class T	.25%	.25%	290	10
Class C	.75%	.25%	871	39
			$ 1,288	$ 49
Fidelity Income Replacement 2028 Fund
Class A	-%	.25%	$ 156	$ -
Class T	.25%	.25%	307	-
Class C	.75%	.25%	222	-
			$ 685	$ -
Fidelity Income Replacement 2030 Fund
Class A	-%	.25%	$ 84	$ 1
Class T	.25%	.25%	34	18
Class C	.75%	.25%	1,514	789
			$ 1,632	$ 808
Fidelity Income Replacement 2032 Fund
Class A	-%	.25%	$ 253	$ 5
Class T	.25%	.25%	60	60
Class C	.75%	.25%	95	95
			$ 408	$ 160
Fidelity Income Replacement 2034 Fund
Class A	-%	.25%	$ 21	$ 21
Class T	.25%	.25%	60	60
Class C	.75%	.25%	83	83
			$ 164	$ 164
Fidelity Income Replacement 2036 Fund
Class A	-%	.25%	$ 33	$ 24
Class T	.25%	.25%	672	8
Class C	.75%	.25%	989	413
			$ 1,694	$ 445
Fidelity Income Replacement 2038 Fund
Class A	-%	.25%	$ 42	$ 3
Class T	.25%	.25%	264	22
Class C	.75%	.25%	341	2
			$ 647	$ 27
Fidelity Income Replacement 2040 Fund
Class A	-%	.25%	$ 99	$ 10
Class T	.25%	.25%	308	10
Class C	.75%	.25%	375	6
			$ 782	$ 26
Fidelity Income Replacement 2042 Fund
Class A	-%	.25%	$ 24	$ 6
Class T	.25%	.25%	60	60
Class C	.75%	.25%	118	118
			$ 202	$ 184

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Retained by FDC
Class C*	$ 4
Fidelity Income Replacement 2020 Fund
Class A	$ 1
Fidelity Income Replacement 2022 Fund
Class A	$ 6,457
Fidelity Income Replacement 2024 Fund
Class T	$ 690
Fidelity Income Replacement 2026 Fund
Class T	$ 4
Fidelity Income Replacement 2028 Fund
Class A	$ 293
Fidelity Income Replacement 2036 Fund
Class C*	$ 51
Fidelity Income Replacement 2042 Fund
Class A	$ 1

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded distribution and service fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Reimbursement from adviser*

Fidelity Income Replacement 2016 Fund	$ 18
Fidelity Income Replacement 2018 Fund	9
Fidelity Income Replacement 2020 Fund	7
Fidelity Income Replacement 2022 Fund	6
Fidelity Income Replacement 2024 Fund	3
Fidelity Income Replacement 2026 Fund	4
Fidelity Income Replacement 2028 Fund	11
Fidelity Income Replacement 2030 Fund	8
Fidelity Income Replacement 2032 Fund	3
Fidelity Income Replacement 2034 Fund	4
Fidelity Income Replacement 2036 Fund	5
Fidelity Income Replacement 2038 Fund	3
Fidelity Income Replacement 2040 Fund	4
Fidelity Income Replacement 2042 Fund	10

* Represents total amount reimbursed to the Fund. Each class has received pro-rata allocation of reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 12,374	$ 34,923
Class T	2,501	8,720
Class C	5,411	10,052
Income Replacement 2016	68,117	138,777
Institutional Class	602	1,953
Total	$ 89,005	$ 194,425
From net realized gain
Class A	$ 4,976	$ 11,231
Class T	1,014	3,381
Class C	4,218	6,082
Income Replacement 2016	28,030	37,507
Institutional Class	312	546
Total	$ 38,550	$ 58,747
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 6,966	$ 18,636
Class T	1,127	1,201
Class C	1,183	1,971
Income Replacement 2018	39,709	78,313
Institutional Class	1,956	6,785
Total	$ 50,941	$ 106,906
From net realized gain
Class A	$ 3,011	$ 5,977
Class T	560	252
Class C	852	980
Income Replacement 2018	15,393	19,822
Institutional Class	512	1,775
Total	$ 20,328	$ 28,806
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 4,021	$ 10,048
Class T	1,597	2,330
Class C	1,937	2,700
Income Replacement 2020	32,354	55,571
Institutional Class	352	898
Total	$ 40,261	$ 71,547
From net realized gain
Class A	$ 1,517	$ 2,797
Class T	694	638
Class C	1,162	1,402
Income Replacement 2020	11,189	11,887
Institutional Class	119	234
Total	$ 14,681	$ 16,958
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 779	$ 1,130
Class T	106	862
Class C	162	326
Income Replacement 2022	33,405	55,484
Institutional Class	36	83
Total	$ 34,488	$ 57,885

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended January 31, 2012	Year ended July 31, 2011
Fidelity Income Replacement 2022 Fund
From net realized gain
Class A	$ 242	$ 313
Class T	32	343
Class C	95	169
Income Replacement 2022	10,582	11,885
Institutional Class	11	20
Total	$ 10,962	$ 12,730
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 2,082	$ 4,200
Class T	1,451	640
Class C	1,096	1,582
Income Replacement 2024	15,598	22,670
Institutional Class	269	601
Total	$ 20,496	$ 29,693
From net realized gain
Class A	$ 710	$ 1,169
Class T	601	211
Class C	575	755
Income Replacement 2024	4,764	4,799
Institutional Class	80	144
Total	$ 6,730	$ 7,078
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 1,053	$ 847
Class T	1,055	1,742
Class C	1,140	1,651
Income Replacement 2026	18,316	19,092
Institutional Class	265	582
Total	$ 21,829	$ 23,914
From net realized gain
Class A	$ 335	$ 163
Class T	383	515
Class C	570	762
Income Replacement 2026	5,283	3,053
Institutional Class	75	133
Total	$ 6,646	$ 4,626
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 1,196	$ 5,819
Class T	1,159	1,766
Class C	292	483
Income Replacement 2028	60,821	108,055
Institutional Class	271	594
Total	$ 63,739	$ 116,717
From net realized gain
Class A	$ 325	$ 1,624
Class T	397	551
Class C	135	224
Income Replacement 2028	16,208	23,226
Institutional Class	73	138
Total	$ 17,138	$ 25,763

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended January 31, 2012	Year ended July 31, 2011
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 716	$ 1,034
Class T	109	193
Class C	2,269	2,028
Income Replacement 2030	46,762	50,801
Institutional Class	270	585
Total	$ 50,126	$ 54,641
From net realized gain
Class A	$ 209	$ 210
Class T	38	35
Class C	991	777
Income Replacement 2030	12,458	9,584
Institutional Class	70	117
Total	$ 13,766	$ 10,723
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 2,187	$ 3,720
Class T	205	432
Class C	128	229
Income Replacement 2032	15,992	33,843
Institutional Class	186	1,022
Total	$ 18,698	$ 39,246
From net realized gain
Class A	$ 609	$ 874
Class T	66	125
Class C	55	104
Income Replacement 2032	4,065	7,076
Institutional Class	46	309
Total	$ 4,841	$ 8,488
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 181	$ 364
Class T	206	408
Class C	119	191
Income Replacement 2034	23,357	34,754
Institutional Class	1,245	1,932
Total	$ 25,108	$ 37,649
From net realized gain
Class A	$ 50	$ 99
Class T	65	130
Class C	49	99
Income Replacement 2034	5,761	7,355
Institutional Class	307	428
Total	$ 6,232	$ 8,111
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 282	$ 555
Class T	2,634	3,944
Class C	1,445	1,241
Income Replacement 2036	26,766	26,829
Institutional Class	323	1,583
Total	$ 31,450	$ 34,152

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended January 31, 2012	Year ended July 31, 2011
Fidelity Income Replacement 2036 Fund
From net realized gain
Class A	$ 75	$ 116
Class T	793	928
Class C	576	398
Income Replacement 2036	6,275	4,588
Institutional Class	78	299
Total	$ 7,797	$ 6,329
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 368	$ 565
Class T	1,027	664
Class C	528	725
Income Replacement 2038	14,183	37,593
Institutional Class	299	634
Total	$ 16,405	$ 40,181
From net realized gain
Class A	$ 96	$ 135
Class T	297	137
Class C	202	333
Income Replacement 2038	3,260	9,117
Institutional Class	69	139
Total	$ 3,924	$ 9,861
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 896	$ 1,176
Class T	1,264	1,854
Class C	586	859
Income Replacement 2040	20,681	29,421
Institutional Class	519	1,064
Total	$ 23,946	$ 34,374
From net realized gain
Class A	$ 224	$ 360
Class T	359	502
Class C	216	361
Income Replacement 2040	4,701	5,813
Institutional Class	124	227
Total	$ 5,624	$ 7,263
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 215	$ 425
Class T	240	459
Class C	182	302
Income Replacement 2042	69,884	82,219
Institutional Class	305	637
Total	$ 70,826	$ 84,042
From net realized gain
Class A	$ 53	$ 108
Class T	67	138
Class C	65	136
Income Replacement 2042	15,682	15,082
Institutional Class	68	140
Total	$ 15,935	$ 15,604

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Fidelity Income Replacement 2016 Fund
Class A
Shares sold	-	1,492	$ -	$ 72,585
Reinvestment of distributions	288	780	14,049	38,177
Shares redeemed	(12,558)	(15,236)	(612,775)	(747,263)
Net increase (decrease)	(12,270)	(12,964)	$ (598,726)	$ (636,501)
Class T
Shares sold	265	-	$ 12,983	$ -
Reinvestment of distributions	51	201	2,510	9,845
Shares redeemed	(6,093)	(3,144)	(297,043)	(154,952)
Net increase (decrease)	(5,777)	(2,943)	$ (281,550)	$ (145,107)
Class C
Shares sold	6,125	2,527	$ 300,000	$ 125,000
Reinvestment of distributions	141	238	6,891	11,623
Shares redeemed	(1,118)	(10,384)	(54,423)	(518,601)
Net increase (decrease)	5,148	(7,619)	$ 252,468	$ (381,978)
Income Replacement 2016
Shares sold	17,998	39,876	$ 877,728	$ 1,956,078
Reinvestment of distributions	930	1,346	45,471	66,013
Shares redeemed	(23,953)	(50,919)	(1,170,325)	(2,509,419)
Net increase (decrease)	(5,025)	(9,697)	$ (247,126)	$ (487,328)
Institutional Class
Shares sold	752	841	$ 36,796	$ 41,400
Reinvestment of distributions	8	8	416	403
Shares redeemed	(97)	(2,264)	(4,700)	(113,147)
Net increase (decrease)	663	(1,415)	$ 32,512	$ (71,344)
Fidelity Income Replacement 2018 Fund
Class A
Shares sold	233	1,564	$ 11,543	$ 72,093
Reinvestment of distributions	120	230	5,806	11,233
Shares redeemed	(731)	(10,781)	(35,500)	(535,725)
Net increase (decrease)	(378)	(8,987)	$ (18,151)	$ (452,399)
Class T
Shares sold	-	2,045	$ -	$ 102,042
Reinvestment of distributions	15	14	724	665
Shares redeemed	(190)	(207)	(9,222)	(10,225)
Net increase (decrease)	(175)	1,852	$ (8,498)	$ 92,482
Class C
Shares sold	-	697	$ -	$ 35,000
Reinvestment of distributions	34	46	1,668	2,243
Shares redeemed	(291)	(541)	(14,129)	(26,508)
Net increase (decrease)	(257)	202	$ (12,461)	$ 10,735
Income Replacement 2018
Shares sold	8,057	27,556	$ 388,821	$ 1,335,152
Reinvestment of distributions	402	432	19,507	21,162
Shares redeemed	(7,599)	(30,915)	(367,211)	(1,518,106)
Net increase (decrease)	860	(2,927)	$ 41,117	$ (161,792)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	-	6	9	294
Shares redeemed	(3,839)	(1,111)	(185,000)	(54,894)
Net increase (decrease)	(3,839)	(1,105)	$ (184,991)	$ (54,600)

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	3	5	$ 134	$ 266
Reinvestment of distributions	77	193	3,713	9,448
Shares redeemed	(538)	(4,655)	(25,908)	(230,357)
Net increase (decrease)	(458)	(4,457)	$ (22,061)	$ (220,643)
Class T
Shares sold	-	1,002	$ -	$ 50,063
Reinvestment of distributions	39	56	1,900	2,725
Shares redeemed	(192)	(41)	(9,357)	(2,073)
Net increase (decrease)	(153)	1,017	$ (7,457)	$ 50,715
Class C
Shares sold	1,770	-	$ 87,281	$ -
Reinvestment of distributions	47	59	2,252	2,866
Shares redeemed	(4)	(1,882)	(184)	(93,646)
Net increase (decrease)	1,813	(1,823)	$ 89,349	$ (90,780)
Income Replacement 2020
Shares sold	9,218	36,410	$ 444,582	$ 1,796,170
Reinvestment of distributions	342	417	16,556	20,472
Shares redeemed	(10,646)	(23,522)	(513,690)	(1,171,587)
Net increase (decrease)	(1,086)	13,305	$ (52,552)	$ 645,055
Institutional Class
Shares sold	-	397	$ -	$ 20,000
Reinvestment of distributions	10	23	471	1,132
Shares redeemed	-	(833)	-	(41,702)
Net increase (decrease)	10	(413)	$ 471	$ (20,570)
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	3,649	567	$ 178,382	$ 27,240
Reinvestment of distributions	13	15	637	735
Shares redeemed	(34)	(67)	(1,626)	(3,203)
Net increase (decrease)	3,628	515	$ 177,393	$ 24,772
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	3	15	138	718
Shares redeemed	(285)	(1,248)	(13,600)	(61,978)
Net increase (decrease)	(282)	(1,233)	$ (13,462)	$ (61,260)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	1	4	28	172
Shares redeemed	(93)	(319)	(4,361)	(15,279)
Net increase (decrease)	(92)	(315)	$ (4,333)	$ (15,107)
Income Replacement 2022
Shares sold	13,305	23,188	$ 639,953	$ 1,142,442
Reinvestment of distributions	258	293	12,344	14,318
Shares redeemed	(12,644)	(10,448)	(608,213)	(520,826)
Net increase (decrease)	919	13,033	$ 44,084	$ 635,934
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	1	2	47	103
Shares redeemed	(11)	(37)	(515)	(1,783)
Net increase (decrease)	(10)	(35)	$ (468)	$ (1,680)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	623	117	$ 30,000	$ 5,864
Reinvestment of distributions	44	86	2,107	4,191
Shares redeemed	(176)	(2,180)	(8,328)	(108,524)
Net increase (decrease)	491	(1,977)	$ 23,779	$ (98,469)
Class T
Shares sold	2,919	-	$ 135,760	$ -
Reinvestment of distributions	19	17	910	851
Shares redeemed	(179)	(392)	(8,495)	(18,805)
Net increase (decrease)	2,759	(375)	$ 128,175	$ (17,954)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	4	19	199	922
Shares redeemed	(37)	(74)	(1,777)	(3,621)
Net increase (decrease)	(33)	(55)	$ (1,578)	$ (2,699)
Income Replacement 2024
Shares sold	7,217	9,431	$ 342,596	$ 469,295
Reinvestment of distributions	168	156	8,043	7,661
Shares redeemed	(11,587)	(2,819)	(555,355)	(138,862)
Net increase (decrease)	(4,202)	6,768	$ (204,716)	$ 338,094
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	7	15	349	745
Shares redeemed	(78)	(268)	(3,719)	(12,871)
Net increase (decrease)	(71)	(253)	$ (3,370)	$ (12,126)
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	-	1,608	$ -	$ 79,966
Reinvestment of distributions	13	16	629	777
Shares redeemed	(48)	(434)	(2,278)	(20,829)
Net increase (decrease)	(35)	1,190	$ (1,649)	$ 59,914
Class T
Shares sold	36	187	$ 1,692	$ 8,556
Reinvestment of distributions	24	38	1,157	1,819
Shares redeemed	(214)	(172)	(10,230)	(7,742)
Net increase (decrease)	(154)	53	$ (7,381)	$ 2,633
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	36	50	1,710	2,413
Shares redeemed	(104)	(206)	(4,943)	(9,967)
Net increase (decrease)	(68)	(156)	$ (3,233)	$ (7,554)
Income Replacement 2026
Shares sold	11,563	24,011	$ 544,013	$ 1,180,279
Reinvestment of distributions	242	233	11,445	11,328
Shares redeemed	(12,464)	(4,444)	(577,546)	(219,154)
Net increase (decrease)	(659)	19,800	$ (22,088)	$ 972,453
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	7	15	340	715
Shares redeemed	(79)	(269)	(3,693)	(12,796)
Net increase (decrease)	(72)	(254)	$ (3,353)	$ (12,081)

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	791	-	$ 36,528	$ -
Reinvestment of distributions	31	153	1,469	7,443
Shares redeemed	(1,361)	(5,420)	(64,118)	(273,625)
Net increase (decrease)	(539)	(5,267)	$ (26,121)	$ (266,182)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	24	397	1,194
Shares redeemed	(40)	(4,677)	(1,920)	(209,519)
Net increase (decrease)	(32)	(4,653)	$ (1,523)	$ (208,325)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	3	4	133	180
Shares redeemed	(103)	(148)	(5,000)	(7,212)
Net increase (decrease)	(100)	(144)	$ (4,867)	$ (7,032)
Income Replacement 2028
Shares sold	6,595	9,722	$ 315,912	$ 477,899
Reinvestment of distributions	502	871	23,908	42,621
Shares redeemed	(21,045)	(13,911)	(991,746)	(676,445)
Net increase (decrease)	(13,948)	(3,318)	$ (651,926)	$ (155,925)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	7	15	344	732
Shares redeemed	(79)	(266)	(3,680)	(12,757)
Net increase (decrease)	(72)	(251)	$ (3,336)	$ (12,025)
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	-	534	$ -	$ 26,388
Reinvestment of distributions	4	10	182	506
Shares redeemed	(22)	(578)	(1,030)	(27,630)
Net increase (decrease)	(18)	(34)	$ (848)	$ (736)
Class T
Shares sold	130	130	$ 5,786	$ 6,467
Reinvestment of distributions	3	4	146	177
Shares redeemed	(173)	(839)	(7,763)	(39,979)
Net increase (decrease)	(40)	(705)	$ (1,831)	$ (33,335)
Class C
Shares sold	1,702	2,512	$ 80,000	$ 125,006
Reinvestment of distributions	38	56	1,802	2,702
Shares redeemed	(489)	(1,287)	(22,940)	(63,685)
Net increase (decrease)	1,251	1,281	$ 58,862	$ 64,023
Income Replacement 2030
Shares sold	12,280	52,301	$ 576,366	$ 2,568,351
Reinvestment of distributions	583	466	27,545	22,746
Shares redeemed	(14,032)	(9,315)	(657,604)	(455,782)
Net increase (decrease)	(1,169)	43,452	$ (53,693)	$ 2,135,315
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	7	14	340	702
Shares redeemed	(79)	(267)	(3,667)	(12,724)
Net increase (decrease)	(72)	(253)	$ (3,327)	$ (12,022)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	-	1,251	$ -	$ 61,087
Reinvestment of distributions	55	92	2,488	4,419
Shares redeemed	(52)	(1,523)	(2,367)	(74,213)
Net increase (decrease)	3	(180)	$ 121	$ (8,707)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	6	12	271	557
Shares redeemed	(78)	(266)	(3,575)	(12,454)
Net increase (decrease)	(72)	(254)	$ (3,304)	$ (11,897)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	4	7	183	333
Shares redeemed	(66)	(221)	(2,961)	(10,354)
Net increase (decrease)	(62)	(214)	$ (2,778)	$ (10,021)
Income Replacement 2032
Shares sold	11,507	13,347	$ 536,880	$ 630,717
Reinvestment of distributions	363	561	16,931	27,010
Shares redeemed	(1,935)	(18,955)	(90,046)	(922,796)
Net increase (decrease)	9,935	(5,047)	$ 463,765	$ (265,069)
Institutional Class
Shares sold	-	550	$ -	$ 25,000
Reinvestment of distributions	5	11	232	530
Shares redeemed	(54)	(1,556)	(2,501)	(74,627)
Net increase (decrease)	(49)	(995)	$ (2,269)	$ (49,097)
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	5	10	231	462
Shares redeemed	(59)	(199)	(2,698)	(9,387)
Net increase (decrease)	(54)	(189)	$ (2,467)	$ (8,925)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	6	11	271	538
Shares redeemed	(77)	(263)	(3,549)	(12,373)
Net increase (decrease)	(71)	(252)	$ (3,278)	$ (11,835)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	4	6	168	289
Shares redeemed	(58)	(199)	(2,686)	(9,399)
Net increase (decrease)	(54)	(193)	$ (2,518)	$ (9,110)
Income Replacement 2034
Shares sold	47	15,037	$ 2,237	$ 741,550
Reinvestment of distributions	223	308	10,397	14,854
Shares redeemed	(1,382)	(11,217)	(64,428)	(548,641)
Net increase (decrease)	(1,112)	4,128	$ (51,794)	$ 207,763
Institutional Class
Shares sold	259	-	$ 12,168	$ -
Reinvestment of distributions	33	40	1,552	1,922
Shares redeemed	(9)	(4)	(431)	(220)
Net increase (decrease)	283	36	$ 13,289	$ 1,702

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	-	22	$ -	$ 1,088
Reinvestment of distributions	8	14	357	671
Shares redeemed	(91)	(305)	(4,165)	(14,218)
Net increase (decrease)	(83)	(269)	$ (3,808)	$ (12,459)
Class T
Shares sold	-	592	$ -	$ 29,293
Reinvestment of distributions	30	41	1,383	1,979
Shares redeemed	(122)	(810)	(5,660)	(39,495)
Net increase (decrease)	(92)	(177)	$ (4,277)	$ (8,223)
Class C
Shares sold	-	1,929	$ -	$ 93,800
Reinvestment of distributions	44	34	2,021	1,639
Shares redeemed	(263)	(264)	(12,131)	(12,450)
Net increase (decrease)	(219)	1,699	$ (10,110)	$ 82,989
Income Replacement 2036
Shares sold	8,580	36,939	$ 410,000	$ 1,794,635
Reinvestment of distributions	216	302	9,965	14,515
Shares redeemed	(10,343)	(1,164)	(466,849)	(56,447)
Net increase (decrease)	(1,547)	36,077	$ (46,884)	$ 1,752,703
Institutional Class
Shares sold	-	49	$ -	$ 2,283
Reinvestment of distributions	7	40	401	1,882
Shares redeemed	-	(1,881)	-	(90,082)
Net increase (decrease)	7	(1,792)	$ 401	$ (85,917)
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	10	15	464	700
Shares redeemed	-	(37)	-	(1,526)
Net increase (decrease)	10	(22)	$ 464	$ (826)
Class T
Shares sold	-	2,160	$ -	$ 103,818
Reinvestment of distributions	13	13	591	597
Shares redeemed	(419)	(408)	(18,742)	(19,017)
Net increase (decrease)	(406)	1,765	$ (18,151)	$ 85,398
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	16	22	730	1,058
Shares redeemed	-	(624)	-	(28,467)
Net increase (decrease)	16	(602)	$ 730	$ (27,409)
Income Replacement 2038
Shares sold	837	1,521	$ 39,029	$ 73,871
Reinvestment of distributions	217	582	9,853	27,411
Shares redeemed	(3,768)	(21,894)	(171,707)	(1,042,929)
Net increase (decrease)	(2,714)	(19,791)	$ (122,825)	$ (941,647)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	16	368	773
Shares redeemed	(86)	(291)	(3,850)	(13,482)
Net increase (decrease)	(78)	(275)	$ (3,482)	$ (12,709)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Fidelity Income Replacement 2040 Fund
Class A
Shares sold	-	2,779	$ -	$ 131,112
Reinvestment of distributions	25	26	1,120	1,246
Shares redeemed	(284)	(1,627)	(12,689)	(77,967)
Net increase (decrease)	(259)	1,178	$ (11,569)	$ 54,391
Class T
Shares sold	32	59	$ 1,446	$ 2,795
Reinvestment of distributions	35	50	1,623	2,356
Shares redeemed	(1)	(1)	(45)	(45)
Net increase (decrease)	66	108	$ 3,024	$ 5,106
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	18	26	802	1,220
Shares redeemed	-	(679)	-	(31,060)
Net increase (decrease)	18	(653)	$ 802	$ (29,840)
Income Replacement 2040
Shares sold	43	31,872	$ 2,000	$ 1,546,264
Reinvestment of distributions	243	348	11,038	16,441
Shares redeemed	(1,646)	(24,432)	(75,442)	(1,181,522)
Net increase (decrease)	(1,360)	7,788	$ (62,404)	$ 381,183
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	14	27	643	1,291
Shares redeemed	(961)	(478)	(44,356)	(22,066)
Net increase (decrease)	(947)	(451)	$ (43,713)	$ (20,775)
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	5	427	$ 216	$ 20,347
Reinvestment of distributions	6	11	268	533
Shares redeemed	(68)	(643)	(2,997)	(30,601)
Net increase (decrease)	(57)	(205)	$ (2,513)	$ (9,721)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	7	13	307	597
Shares redeemed	(85)	(287)	(3,786)	(13,228)
Net increase (decrease)	(78)	(274)	$ (3,479)	$ (12,631)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	5	9	247	438
Shares redeemed	(83)	(283)	(3,716)	(13,030)
Net increase (decrease)	(78)	(274)	$ (3,469)	$ (12,592)
Income Replacement 2042
Shares sold	11,985	40,366	$ 563,403	$ 1,950,277
Reinvestment of distributions	1,029	1,123	46,755	53,152
Shares redeemed	(4,427)	(6,501)	(199,430)	(305,462)
Net increase (decrease)	8,587	34,988	$ 410,728	$ 1,697,967
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	16	373	777
Shares redeemed	(87)	(291)	(3,858)	(13,432)
Net increase (decrease)	(79)	(275)	$ (3,485)	$ (12,655)

Semiannual Report

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within their principle investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Income Replacement 2028 Fund	Fidelity Income Replacement 2042 Fund
Fidelity Series Broad Market Opportunities Fund	12%	15%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Broad Market Opportunities Fund	100%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Income Replacement Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contract. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract is in the best interests of each fund and its shareholders and that the lack of compensation payable under the Advisory Contract is fair and reasonable. The Board's decision to renew the Advisory Contract was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, Inc. (the Investment Adviser), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Adviser's investment staff, including its size, education, experience, and resources, as well as the Investment Adviser's approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Adviser's trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Adviser and its affiliates under the Advisory Contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Semiannual Report

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured over multiple periods against a proprietary custom index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance.

Because each fund had been in existence less than five calendar years, for Income Replacement 2016 Fund, Income Replacement 2018 Fund, Income Replacement 2028 Fund, Income Replacement 2030 Fund, Income Replacement 2032 Fund, Income Replacement 2034 Fund, Income Replacement 2038 Fund, and Income Replacement 2040 Fund, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2010, the cumulative total returns of the retail class and Class C of the fund and the cumulative total returns of a proprietary custom index ("benchmark") and, for Income Replacement 2020 Fund, Income Replacement 2022 Fund, Income Replacement 2024 Fund, Income Replacement 2026 Fund, Income Replacement 2036 Fund, and Income Replacement 2042 Fund, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2010, the cumulative total returns of Institutional Class (Class I) and Class C of the fund and the cumulative total returns of its benchmark. The returns of the retail class or Institutional Class (Class I), as applicable, and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance).

For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings.

Income Replacement 2016 Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2018 Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Income Replacement 2020 Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Income Replacement 2022 Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Income Replacement 2024 Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2026 Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Income Replacement 2028 Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Income Replacement 2030 Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Income Replacement 2032 Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2034 Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Income Replacement 2036 Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Income Replacement 2038 Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Income Replacement 2040 Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2042 Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contract should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the funds do not pay the Investment Adviser a management fee for investment advisory services. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes, and also considered that each fund bears indirectly the expenses of the underlying funds in which it invests. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Income Replacement 2016 Fund

Income Replacement 2018 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2020 Fund

Income Replacement 2022 Fund

Semiannual Report

Income Replacement 2024 Fund

Income Replacement 2026 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2028 Fund

Income Replacement 2030 Fund

Semiannual Report

Income Replacement 2032 Fund

Income Replacement 2034 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2036 Fund

Income Replacement 2038 Fund

Semiannual Report

Income Replacement 2040 Fund

Income Replacement 2042 Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board noted that each fund invests in Institutional Class of the underlying fund (if that underlying fund offers multiple classes of shares) to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, Institutional Class of each underlying fund (or the underlying fund, if that underlying fund does not offer multiple classes of shares) bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that the Investment Adviser pays all other expenses of each fund, with limited exceptions.

The Board noted that the total expense ratio of each of Class A, Class C, Institutional Class, and the retail class of each fund ranked below its competitive median for 2010 and the total expense ratio of Class T of each fund ranked equal to its competitive median for 2010.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and the Investment Adviser pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

ARWI-USAN-0312
1.848186.104

Fidelity Income Replacement FundsSM -

2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042

Semiannual Report

January 31, 2012

(Fidelity Cover Art)

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Income Replacement 2016 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2018 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2020 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2022 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2024 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2026 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2028 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2030 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2032 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2034 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2036 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2038 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2040 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2042 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

Chairman's Message

(The Chairman's photo appears here.)

Dear Shareholder:

Following a year marked by unusually high volatility, 2012 began with most major asset classes advancing steadily in January. For U.S. equities, it was the strongest start to a new year since 1997. International stocks fared even better, despite continued uncertainty related to the sovereign debt crisis in Europe. Investors have been acutely sensitive to the latest news, for better or worse, coming out of the eurozone and its impact on financial markets. As we look ahead, the unresolved debt crisis in Europe remains at the center of a series of risk factors, summarized below, that we believe have the greatest potential to influence the global investment landscape.

Deleveraging and the economy

In the euro-currency area, fiscal austerity among nations and debt deleveraging among financial companies loaded with sovereign debt are deflationary measures and serve to hinder economic growth in the short term. Such an economic and financial-market scenario has not been historically supportive of strong performance among riskier assets, and emerges at a time when many nations need a resurgent economy to assist them in closing their budget deficits and in building confidence among bond buyers to help them refinance their existing debt obligations.

Slowdown in China and Europe

China's economy is the second-largest in the world, and it has been the biggest contributor to global growth since the end of the last recession. Thus, the slower pace of domestic growth in China has led to lower demand for imports of commodities and other construction materials from the rest of the world. In addition, economic weakness in Europe and the broad-based global economic slowdown are putting pressure on China's export growth, which has been largely responsible for its breakneck pace of annual gross domestic product (GDP) growth during the past three decades.

Credit deterioration and contagion

The heightened macroeconomic risk and elevated credit risk swirling around certain European nations and financial institutions have caused many market participants to avoid purchases of or reduce exposure to short-term debt offerings by these issuers. With increased credit risk, there are growing concerns about the potential credit contraction and contagion from European issuers spreading to other financial markets.

We invite you to learn more by visiting us on the Internet or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The Chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Fidelity Income Replacement 2016 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,008.40	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,007.30	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 1,004.80	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2016	.00%
Actual		$ 1,000.00	$ 1,009.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,009.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,004.90	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,003.70	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 1,001.20	$ 5.03
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Fidelity Income Replacement 2018 Fund
Income Replacement 2018	.00%
Actual		$ 1,000.00	$ 1,006.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,006.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,002.20	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,001.00	$ 2.51
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 998.30	$ 5.02
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2020	.00%
Actual		$ 1,000.00	$ 1,003.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,003.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2022 Fund
Class A	.25%
Actual		$ 1,000.00	$ 999.50	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 998.40	$ 2.51
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 995.90	$ 5.02
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2022	.00%
Actual		$ 1,000.00	$ 1,000.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,000.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$ 1,000.00	$ 997.70	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 996.40	$ 2.51
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 993.80	$ 5.01
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Income Replacement 2024	.00%
Actual		$ 1,000.00	$ 998.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 998.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$ 1,000.00	$ 995.40	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 994.20	$ 2.51
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 991.60	$ 5.01
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2026	.00%
Actual		$ 1,000.00	$ 996.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 996.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2028 Fund
Class A	.25%
Actual		$ 1,000.00	$ 994.00	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 992.80	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 990.30	$ 5.00
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2028	.00%
Actual		$ 1,000.00	$ 995.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 995.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$ 1,000.00	$ 992.70	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 991.30	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 989.10	$ 5.00
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2030	.00%
Actual		$ 1,000.00	$ 994.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 994.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$ 1,000.00	$ 991.60	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 990.10	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 987.90	$ 5.00
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2032	.00%
Actual		$ 1,000.00	$ 992.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 992.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2034 Fund
Class A	.25%
Actual		$ 1,000.00	$ 989.90	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 988.30	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 986.10	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2034	.00%
Actual		$ 1,000.00	$ 991.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 991.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$ 1,000.00	$ 987.90	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 986.90	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 984.30	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2036	.00%
Actual		$ 1,000.00	$ 989.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 989.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Fidelity Income Replacement 2038 Fund
Class A	.25%
Actual		$ 1,000.00	$ 986.30	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 985.10	$ 2.49
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 982.80	$ 4.98
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2038	.00%
Actual		$ 1,000.00	$ 987.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 987.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2040 Fund
Class A	.25%
Actual		$ 1,000.00	$ 984.70	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 983.40	$ 2.49
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 980.90	$ 4.98
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2040	.00%
Actual		$ 1,000.00	$ 985.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 985.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$ 1,000.00	$ 983.60	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 982.40	$ 2.49
HypotheticalA		$ 1,000.00	$ 1,022.62	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 980.10	$ 4.98
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Income Replacement 2042	.00%
Actual		$ 1,000.00	$ 984.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 984.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.14	$ .00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each class' annualized expense ratio.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	2.7	2.6
Fidelity Blue Chip Growth Fund	2.5	0.0
Fidelity Disciplined Equity Fund	3.8	2.7
Fidelity Equity-Income Fund	3.9	2.7
Fidelity Large Cap Core Enhanced Index Fund	0.0	4.4
Fidelity Series 100 Index Fund	2.1	3.3
Fidelity Series Broad Market Opportunities Fund	3.9	4.3
Fidelity Series Small Cap Opportunities Fund	0.4	1.7
	19.3	21.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	0.0	1.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.9	8.4
Fidelity Strategic Real Return Fund	7.9	8.3
Fidelity Total Bond Fund	23.7	25.1
	39.5	41.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	22.3	17.6
Fidelity Short-Term Bond Fund	18.9	17.6
	41.2	35.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	19.3%
International Equity Funds	0.0%
Investment Grade Fixed-Income Funds	39.5%
Short-Term Funds	41.2%

Six months ago
Domestic Equity Funds	21.7%
International Equity Funds	1.3%
Investment Grade Fixed-Income Funds	41.8%
Short-Term Funds	35.2%

Expected
Domestic Equity Funds	17.0%
International Equity Funds	0.0%
Investment Grade Fixed-Income Funds	34.1%
Short-Term Funds	48.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2011. The current allocation is based on the fund's holdings as of January 31, 2012. The expected allocation represents the fund's anticipated allocation at July 31, 2012.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 19.3%
	Shares	Value
Domestic Equity Funds - 19.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	14,359	$ 248,269
Fidelity Blue Chip Growth Fund	5,075	229,818
Fidelity Disciplined Equity Fund	15,600	349,914
Fidelity Equity-Income Fund	8,218	351,464
Fidelity Series 100 Index Fund	21,063	193,357
Fidelity Series Broad Market Opportunities Fund	34,812	351,600
Fidelity Series Small Cap Opportunities Fund	3,188	35,035
TOTAL EQUITY FUNDS (Cost $1,516,716)		1,759,457
Fixed-Income Funds - 39.5%

Investment Grade Fixed-Income Funds - 39.5%
Fidelity Government Income Fund	66,546	719,361
Fidelity Strategic Real Return Fund	75,449	715,258
Fidelity Total Bond Fund	195,974	2,161,586
TOTAL FIXED-INCOME FUNDS (Cost $3,339,608)		3,596,205
Short-Term Funds - 41.2%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	2,026,003	$ 2,026,003
Fidelity Short-Term Bond Fund	201,354	1,719,560
TOTAL SHORT-TERM FUNDS (Cost $3,707,243)		3,745,563
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,563,567)	9,101,225
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,158)
NET ASSETS - 100%	$ 9,100,067
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $8,563,567) - See accompanying schedule	$ 9,101,225
Cash	11
Total assets	9,101,236

Liabilities
Distribution and service plan fees payable	1,169

Net Assets	$ 9,100,067
Net Assets consist of:
Paid in capital	$ 9,117,601
Undistributed net investment income	2,118
Accumulated undistributed net realized gain (loss) on investments	(557,310)
Net unrealized appreciation (depreciation) on investments	537,658
Net Assets	$ 9,100,067
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,181,425 ÷ 23,823.47 shares)	$ 49.59

Maximum offering price per share (100/94.25 of $49.59)	$ 52.62
Class T: Net Asset Value and redemption price per share ($239,909 ÷ 4,836.64 shares)	$ 49.60

Maximum offering price per share (100/96.50 of $49.60)	$ 51.40

Class C: Net Asset Value and offering price per share ($1,010,443 ÷ 20,377.99 shares)A	$ 49.59

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($6,591,920 ÷ 132,909.15 shares)	$ 49.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($76,370 ÷ 1,539.77 shares)	$ 49.60

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 96,564

Expenses
Distribution and service plan fees	$ 7,610
Independent trustees' compensation	18
Total expenses before reductions	7,628
Expense reductions	(18)	7,610
Net investment income (loss)		88,954
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,264
Capital gain distributions from underlying funds	85,101
Total net realized gain (loss)		86,365
Change in net unrealized appreciation (depreciation) on underlying funds		(107,338)
Net gain (loss)		(20,973)
Net increase (decrease) in net assets resulting from operations		$ 67,981

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 88,954	$ 192,852
Net realized gain (loss)	86,365	(50,954)
Change in net unrealized appreciation (depreciation)	(107,338)	761,739
Net increase (decrease) in net assets resulting from operations	67,981	903,637
Distributions to shareholders from net investment income	(89,005)	(194,425)
Distributions to shareholders from net realized gain	(38,550)	(58,747)
Total distributions	(127,555)	(253,172)
Share transactions - net increase (decrease)	(842,422)	(1,722,258)
Total increase (decrease) in net assets	(901,996)	(1,071,793)

Net Assets
Beginning of period	10,002,063	11,073,856
End of period (including undistributed net investment income of $2,118 and undistributed net investment income of $2,169, respectively)	$ 9,100,067	$ 10,002,063

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.82	$ 47.04	$ 43.62	$ 47.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.430	.821	.831	1.118	1.233
Net realized and unrealized gain (loss)	(.023)	3.054	3.539	(3.686)	(2.204)
Total from investment operations	.407	3.875	4.370	(2.568)	(.971)
Distributions from net investment income	(.432)	(.834)	(.830)	(1.132)	(1.129)
Distributions from net realized gain	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(.637)	(1.095)	(.950)	(1.572)	(1.269)
Net asset value, end of period	$ 49.59	$ 49.82	$ 47.04	$ 43.62	$ 47.76
Total Return B, C, D	.84%	8.30%	10.08%	(5.07)%	(2.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.76% A	1.68%	1.80%	2.72%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,181	$ 1,798	$ 2,308	$ 2,599	$ 2,214
Portfolio turnover rate	56% A	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.81	$ 47.04	$ 43.62	$ 47.75	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.370	.698	.716	1.025	1.128
Net realized and unrealized gain (loss)	(.017)	3.043	3.540	(3.690)	(2.219)
Total from investment operations	.353	3.741	4.256	(2.665)	(1.091)
Distributions from net investment income	(.358)	(.710)	(.716)	(1.025)	(1.019)
Distributions from net realized gain	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(.563)	(.971)	(.836)	(1.465)	(1.159)
Net asset value, end of period	$ 49.60	$ 49.81	$ 47.04	$ 43.62	$ 47.75
Total Return B, C, D	.73%	8.00%	9.81%	(5.30)%	(2.26)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.51% A	1.42%	1.55%	2.47%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 240	$ 529	$ 638	$ 499	$ 673
Portfolio turnover rate	56% A	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.83	$ 47.03	$ 43.61	$ 47.73	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.245	.453	.485	.822	.904
Net realized and unrealized gain (loss)	(.015)	3.055	3.531	(3.689)	(2.227)
Total from investment operations	.230	3.508	4.016	(2.867)	(1.323)
Distributions from net investment income	(.265)	(.447)	(.476)	(.813)	(.807)
Distributions from net realized gain	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(.470)	(.708)	(.596)	(1.253)	(.947)
Net asset value, end of period	$ 49.59	$ 49.83	$ 47.03	$ 43.61	$ 47.73
Total Return B, C, D	.48%	7.49%	9.24%	(5.76)%	(2.71)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	1.01% A	.92%	1.05%	1.97%	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,010	$ 759	$ 1,075	$ 1,171	$ 1,595
Portfolio turnover rate	56% A	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2016

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.83	$ 47.05	$ 43.63	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.490	.944	.948	1.231	1.356
Net realized and unrealized gain (loss)	(.019)	3.055	3.539	(3.692)	(2.217)
Total from investment operations	.471	3.999	4.487	(2.461)	(.861)
Distributions from net investment income	(.496)	(.958)	(.947)	(1.239)	(1.229)
Distributions from net realized gain	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(.701)	(1.219)	(1.067)	(1.679)	(1.369)
Net asset value, end of period	$ 49.60	$ 49.83	$ 47.05	$ 43.63	$ 47.77
Total Return B, C	.97%	8.57%	10.36%	(4.82)%	(1.81)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.01% A	1.93%	2.05%	2.97%	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,592	$ 6,873	$ 6,946	$ 4,733	$ 4,880
Portfolio turnover rate	56% A	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.83	$ 47.05	$ 43.64	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.488	.945	.947	1.235	1.370
Net realized and unrealized gain (loss)	(.017)	3.054	3.530	(3.686)	(2.231)
Total from investment operations	.471	3.999	4.477	(2.451)	(.861)
Distributions from net investment income	(.496)	(.958)	(.947)	(1.239)	(1.229)
Distributions from net realized gain	(.205)	(.261)	(.120)	(.440)	(.140)
Total distributions	(.701)	(1.219)	(1.067)	(1.679)	(1.369)
Net asset value, end of period	$ 49.60	$ 49.83	$ 47.05	$ 43.64	$ 47.77
Total Return B, C	.97%	8.57%	10.33%	(4.80)%	(1.81)%
Ratios to Average Net AssetsE, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.01% A	1.92%	2.05%	2.97%	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 76	$ 44	$ 108	$ 109	$ 184
Portfolio turnover rate	56% A	31%	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	3.6	3.4
Fidelity Blue Chip Growth Fund	3.4	0.0
Fidelity Disciplined Equity Fund	5.1	3.5
Fidelity Equity-Income Fund	5.2	3.5
Fidelity Large Cap Core Enhanced Index Fund	0.0	5.7
Fidelity Series 100 Index Fund	2.9	4.3
Fidelity Series Broad Market Opportunities Fund	5.2	5.7
Fidelity Series Small Cap Opportunities Fund	0.5	2.3
	25.9	28.4
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	2.4	2.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	0.0	0.6
Fidelity Strategic Income Fund	0.0*	0.7
	0.0*	1.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.3	7.9
Fidelity Strategic Real Return Fund	8.2	7.9
Fidelity Total Bond Fund	24.8	23.7
	41.3	39.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	15.2	14.0
Fidelity Short-Term Bond Fund	15.2	14.1
	30.4	28.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	25.9%
International Equity Funds	2.4%
High Yield Fixed-Income Funds	0.0%
Investment Grade Fixed-Income Funds	41.3%
Short-Term Funds	30.4%

Six months ago
Domestic Equity Funds	28.4%
International Equity Funds	2.7%
High Yield Fixed-Income Funds	1.3%
Investment Grade Fixed-Income Funds	39.5%
Short-Term Funds	28.1%

Expected
Domestic Equity Funds	24.3%
International Equity Funds	2.2%
High Yield Fixed-Income Funds	0.0%
Investment Grade Fixed-Income Funds	41.8%
Short-Term Funds	31.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2011. The current allocation is based on the fund's holdings as of January 31, 2012. The expected allocation represents the fund's anticipated allocation at July 31, 2012.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 28.3%
	Shares	Value
Domestic Equity Funds - 25.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	10,655	$ 184,233
Fidelity Blue Chip Growth Fund	3,774	170,901
Fidelity Disciplined Equity Fund	11,593	260,024
Fidelity Equity-Income Fund	6,106	261,172
Fidelity Series 100 Index Fund	15,674	143,890
Fidelity Series Broad Market Opportunities Fund	25,869	261,272
Fidelity Series Small Cap Opportunities Fund	2,361	25,951
TOTAL DOMESTIC EQUITY FUNDS		1,307,443
International Equity Funds - 2.4%
Fidelity Advisor International Discovery Fund Institutional Class	4,193	121,631
TOTAL EQUITY FUNDS (Cost $1,442,193)		1,429,074
Fixed-Income Funds - 41.3%

High Yield Fixed-Income Funds - 0.0%
Fidelity Strategic Income Fund	1	11
Investment Grade Fixed-Income Funds - 41.3%
Fidelity Government Income Fund	38,613	417,409

	Shares	Value
Fidelity Strategic Real Return Fund	43,782	$ 415,055
Fidelity Total Bond Fund	113,612	1,253,140
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,085,604
TOTAL FIXED-INCOME FUNDS (Cost $1,997,747)		2,085,615
Short-Term Funds - 30.4%

Fidelity Institutional Money Market Portfolio Institutional Class	768,095	768,095
Fidelity Short-Term Bond Fund	90,215	770,439
TOTAL SHORT-TERM FUNDS (Cost $1,529,137)		1,538,534
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,969,077)	5,053,223
NET OTHER ASSETS (LIABILITIES) - 0.0%	(388)
NET ASSETS - 100%	$ 5,052,835
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $4,969,077) - See accompanying schedule	$ 5,053,223

Liabilities
Distribution and service plan fees payable	388

Net Assets	$ 5,052,835
Net Assets consist of:
Paid in capital	$ 5,619,674
Undistributed net investment income	1,218
Accumulated undistributed net realized gain (loss) on investments	(652,203)
Net unrealized appreciation (depreciation) on investments	84,146
Net Assets	$ 5,052,835

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($758,509 ÷ 15,337.60 shares)	$ 49.45

Maximum offering price per share (100/94.25 of $49.45)	$ 52.47
Class T: Net Asset Value and redemption price per share ($138,124 ÷ 2,791.68 shares)	$ 49.48

Maximum offering price per share (100/96.50 of $49.48)	$ 51.27

Class C: Net Asset Value and offering price per share ($211,400 ÷ 4,277.00 shares)A	$ 49.43

Income Replacement 2018: Net Asset Value, offering price and redemption price per share ($3,816,911 ÷ 77,167.95 shares)	$ 49.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($127,891 ÷ 2,585.36 shares)	$ 49.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 53,367

Expenses
Distribution and service plan fees	$ 2,349
Independent trustees' compensation	9
Total expenses before reductions	2,358
Expense reductions	(9)	2,349
Net investment income (loss)		51,018
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	29,150
Capital gain distributions from underlying funds	45,446
Total net realized gain (loss)		74,596
Change in net unrealized appreciation (depreciation) on underlying funds		(103,242)
Net gain (loss)		(28,646)
Net increase (decrease) in net assets resulting from operations		$ 22,372

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 51,018	$ 106,309
Net realized gain (loss)	74,596	(910)
Change in net unrealized appreciation (depreciation)	(103,242)	449,375
Net increase (decrease) in net assets resulting from operations	22,372	554,774
Distributions to shareholders from net investment income	(50,941)	(106,906)
Distributions to shareholders from net realized gain	(20,328)	(28,806)
Total distributions	(71,269)	(135,712)
Share transactions - net increase (decrease)	(182,984)	(565,574)
Total increase (decrease) in net assets	(231,881)	(146,512)

Net Assets
Beginning of period	5,284,716	5,431,228
End of period (including undistributed net investment income of $1,218 and undistributed net investment income of $1,141, respectively)	$ 5,052,835	$ 5,284,716

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.87	$ 46.45	$ 42.81	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.455	.836	.836	1.092	1.163
Net realized and unrealized gain (loss)	(.224)	3.655	3.763	(4.138)	(2.454)
Total from investment operations	.231	4.491	4.599	(3.046)	(1.291)
Distributions from net investment income	(.453)	(.834)	(.839)	(1.124)	(1.119)
Distributions from net realized gain	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(.651)	(1.071)	(.959)	(1.604)	(1.249)
Net asset value, end of period	$ 49.45	$ 49.87	$ 46.45	$ 42.81	$ 47.46
Total Return B, C, D	.49%	9.73%	10.80%	(6.06)%	(2.68)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.88% A	1.71%	1.83%	2.69%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 759	$ 784	$ 1,147	$ 833	$ 1,107
Portfolio turnover rate	48% A	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.90	$ 46.48	$ 42.83	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.394	.716	.722	.989	1.075
Net realized and unrealized gain (loss)	(.222)	3.664	3.759	(4.128)	(2.483)
Total from investment operations	.172	4.380	4.481	(3.139)	(1.408)
Distributions from net investment income	(.394)	(.723)	(.711)	(1.011)	(1.002)
Distributions from net realized gain	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(.592)	(.960)	(.831)	(1.491)	(1.132)
Net asset value, end of period	$ 49.48	$ 49.90	$ 46.48	$ 42.83	$ 47.46
Total Return B, C, D	.37%	9.48%	10.51%	(6.28)%	(2.91)%
Ratios to Average Net AssetsF, H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.62% A	1.46%	1.58%	2.44%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 138	$ 148	$ 52	$ 91	$ 154
Portfolio turnover rate	48% A	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.85	$ 46.43	$ 42.80	$ 47.41	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.273	.469	.495	.786	.836
Net realized and unrealized gain (loss)	(.223)	3.659	3.760	(4.122)	(2.476)
Total from investment operations	.050	4.128	4.255	(3.336)	(1.640)
Distributions from net investment income	(.272)	(.471)	(.505)	(.794)	(.820)
Distributions from net realized gain	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(.470)	(.708)	(.625)	(1.274)	(.950)
Net asset value, end of period	$ 49.43	$ 49.85	$ 46.43	$ 42.80	$ 47.41
Total ReturnB, C, D	.12%	8.93%	9.98%	(6.75)%	(3.36)%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	1.13% A	.96%	1.08%	1.94%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 211	$ 226	$ 201	$ 131	$ 365
Portfolio turnover rate	48% A	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2018

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.88	$ 46.46	$ 42.82	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.515	.960	.950	1.202	1.280
Net realized and unrealized gain (loss)	(.223)	3.657	3.761	(4.138)	(2.469)
Total from investment operations	.292	4.617	4.711	(2.936)	(1.189)
Distributions from net investment income	(.514)	(.960)	(.951)	(1.224)	(1.221)
Distributions from net realized gain	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(.712)	(1.197)	(1.071)	(1.704)	(1.351)
Net asset value, end of period	$ 49.46	$ 49.88	$ 46.46	$ 42.82	$ 47.46
Total Return B, C	.62%	10.01%	11.07%	(5.81)%	(2.48)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%A
Net investment income (loss)	2.13%A	1.96%	2.08%	2.94%	2.85%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,817	$ 3,806	$ 3,681	$ 3,435	$ 5,167
Portfolio turnover rate	48% A	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.89	$ 46.46	$ 42.82	$ 47.47	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.518	.959	.950	1.175	1.295
Net realized and unrealized gain (loss)	(.226)	3.668	3.761	(4.121)	(2.474)
Total from investment operations	.292	4.627	4.711	(2.946)	(1.179)
Distributions from net investment income	(.514)	(.960)	(.951)	(1.224)	(1.221)
Distributions from net realized gain	(.198)	(.237)	(.120)	(.480)	(.130)
Total distributions	(.712)	(1.197)	(1.071)	(1.704)	(1.351)
Net asset value, end of period	$ 49.47	$ 49.89	$ 46.46	$ 42.82	$ 47.47
Total Return B, C	.62%	10.03%	11.07%	(5.83)%	(2.46)%
Ratios to Average Net AssetsE, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%A
Net investment income (loss)	2.13% A	1.96%	2.08%	2.94%	2.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 128	$ 320	$ 350	$ 326	$ 214
Portfolio turnover rate	48% A	39%	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.5	4.0
Fidelity Blue Chip Growth Fund	4.2	0.0
Fidelity Disciplined Equity Fund	6.4	4.2
Fidelity Equity-Income Fund	6.4	4.1
Fidelity Large Cap Core Enhanced Index Fund	0.0	6.9
Fidelity Series 100 Index Fund	3.5	5.1
Fidelity Series Broad Market Opportunities Fund	6.4	6.8
Fidelity Series Small Cap Opportunities Fund	0.6	2.7
	32.0	33.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	3.4	3.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.2	1.3
Fidelity Strategic Income Fund	1.2	1.4
	2.4	2.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.5	7.3
Fidelity Strategic Real Return Fund	7.5	7.3
Fidelity Total Bond Fund	22.6	21.9
	37.6	36.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	12.3	11.6
Fidelity Short-Term Bond Fund	12.3	11.7
	24.6	23.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	32.0%
International Equity Funds	3.4%
High Yield Fixed-Income Funds	2.4%
Investment Grade Fixed-Income Funds	37.6%
Short-Term Funds	24.6%

Six months ago
Domestic Equity Funds	33.8%
International Equity Funds	3.7%
High Yield Fixed-Income Funds	2.7%
Investment Grade Fixed-Income Funds	36.5%
Short-Term Funds	23.3%

Expected
Domestic Equity Funds	30.9%
International Equity Funds	3.1%
High Yield Fixed-Income Funds	2.1%
Investment Grade Fixed-Income Funds	38.1%
Short-Term Funds	25.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2011. The current allocation is based on the fund's holdings as of January 31, 2012. The expected allocation represents the fund's anticipated allocation at July 31, 2012.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 35.4%
	Shares	Value
Domestic Equity Funds - 32.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	10,271	$ 177,586
Fidelity Blue Chip Growth Fund	3,631	164,414
Fidelity Disciplined Equity Fund	11,152	250,138
Fidelity Equity-Income Fund	5,874	251,239
Fidelity Series 100 Index Fund	15,090	138,522
Fidelity Series Broad Market Opportunities Fund	24,885	251,336
Fidelity Series Small Cap Opportunities Fund	2,299	25,264
TOTAL DOMESTIC EQUITY FUNDS		1,258,499
International Equity Funds - 3.4%
Fidelity Advisor International Discovery Fund Institutional Class	4,561	132,305
TOTAL EQUITY FUNDS (Cost $1,212,374)		1,390,804
Fixed-Income Funds - 40.0%

High Yield Fixed-Income Funds - 2.4%
Fidelity Capital & Income Fund	5,207	46,814
Fidelity Strategic Income Fund	4,257	46,870
TOTAL HIGH YIELD FIXED-INCOME FUNDS		93,684

	Shares	Value
Investment Grade Fixed-Income Funds - 37.6%
Fidelity Government Income Fund	27,394	$ 296,131
Fidelity Strategic Real Return Fund	31,061	294,463
Fidelity Total Bond Fund	80,527	888,216
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,478,810
TOTAL FIXED-INCOME FUNDS (Cost $1,469,451)		1,572,494
Short-Term Funds - 24.6%

Fidelity Institutional Money Market Portfolio Institutional Class	483,814	483,814
Fidelity Short-Term Bond Fund	56,825	485,289
TOTAL SHORT-TERM FUNDS (Cost $957,851)		969,103
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,639,676)	3,932,401
NET OTHER ASSETS (LIABILITIES) - 0.0%	(421)
NET ASSETS - 100%	$ 3,931,980
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2012 (Unaudited)
Assets
Investment in securities, at value (cost $3,639,676) - See accompanying schedule	$ 3,932,401
Receivable for investments sold	1
Total assets	3,932,402

Liabilities
Distribution and service plan fees payable	422

Net Assets	$ 3,931,980
Net Assets consist of:
Paid in capital	$ 3,844,252
Undistributed net investment income	856
Accumulated undistributed net realized gain (loss) on investments	(205,853)
Net unrealized appreciation (depreciation) on investments	292,725
Net Assets	$ 3,931,980
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($408,235 ÷ 8,260.19 shares)	$ 49.42

Maximum offering price per share (100/94.25 of $49.42)	$ 52.44
Class T: Net Asset Value and redemption price per share ($186,165 ÷ 3,767.35 shares)	$ 49.42

Maximum offering price per share (100/96.50 of $49.42)	$ 51.21

Class C: Net Asset Value and offering price per share ($315,281 ÷ 6,385.12 shares)A	$ 49.38

Income Replacement 2020: Net Asset Value, offering price and redemption price per share ($2,989,738 ÷ 60,492.00 shares)	$ 49.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($32,561 ÷ 658.81 shares)	$ 49.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2012 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 42,561

Expenses
Distribution and service plan fees	$ 2,299
Independent trustees' compensation	7
Total expenses before reductions	2,306
Expense reductions	(7)	2,299
Net investment income (loss)		40,262
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	12,953
Capital gain distributions from underlying funds	33,817
Total net realized gain (loss)		46,770
Change in net unrealized appreciation (depreciation) on underlying funds		(79,233)
Net gain (loss)		(32,463)
Net increase (decrease) in net assets resulting from operations		$ 7,799

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,262	$ 71,397
Net realized gain (loss)	46,770	11,326
Change in net unrealized appreciation (depreciation)	(79,233)	303,624
Net increase (decrease) in net assets resulting from operations	7,799	386,347
Distributions to shareholders from net investment income	(40,261)	(71,547)
Distributions to shareholders from net realized gain	(14,681)	(16,958)
Total distributions	(54,942)	(88,505)
Share transactions - net increase (decrease)	7,750	363,777
Total increase (decrease) in net assets	(39,393)	661,619

Net Assets
Beginning of period	3,971,373	3,309,754
End of period (including undistributed net investment income of $856 and undistributed net investment income of $855, respectively)	$ 3,931,980	$ 3,971,373

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.99	$ 46.09	$ 42.28	$ 47.11	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.487	.817	.812	1.027	1.085
Net realized and unrealized gain (loss)	(.395)	4.128	3.930	(4.465)	(2.692)
Total from investment operations	.092	4.945	4.742	(3.438)	(1.607)
Distributions from net investment income	(.479)	(.826)	(.817)	(1.032)	(1.113)
Distributions from net realized gain	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(.662)	(1.045)	(.932)	(1.392)	(1.283)
Net asset value, end of period	$ 49.42	$ 49.99	$ 46.09	$ 42.28	$ 47.11
Total Return B,C,D	.22%	10.79%	11.27%	(7.00)%	(3.33)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25% A
Net investment income (loss)	2.02% A	1.67%	1.79%	2.60%	2.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 408	$ 436	$ 607	$ 502	$ 503
Portfolio turnover rate	54% A	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.99	$ 46.09	$ 42.28	$ 47.10	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.426	.696	.696	.926	.985
Net realized and unrealized gain (loss)	(.394)	4.135	3.928	(4.460)	(2.707)
Total from investment operations	.032	4.831	4.624	(3.534)	(1.722)
Distributions from net investment income	(.419)	(.712)	(.699)	(.926)	(1.008)
Distributions from net realized gain	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(.602)	(.931)	(.814)	(1.286)	(1.178)
Net asset value, end of period	$ 49.42	$ 49.99	$ 46.09	$ 42.28	$ 47.10
Total Return B,C,D	.10%	10.54%	10.98%	(7.23)%	(3.56)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.77% A	1.42%	1.54%	2.35%	2.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 186	$ 196	$ 134	$ 171	$ 187
Portfolio turnover rate	54% A	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.97	$ 46.06	$ 42.26	$ 47.08	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.303	.449	.473	.736	.755
Net realized and unrealized gain (loss)	(.401)	4.132	3.923	(4.471)	(2.699)
Total from investment operations	(.098)	4.581	4.396	(3.735)	(1.944)
Distributions from net investment income	(.309)	(.452)	(.481)	(.725)	(.806)
Distributions from net realized gain	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(.492)	(.671)	(.596)	(1.085)	(.976)
Net asset value, end of period	$ 49.38	$ 49.97	$ 46.06	$ 42.26	$ 47.08
Total Return B,C,D	(.17)%	9.98%	10.43%	(7.70)%	(3.99)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	1.26% A	.92%	1.05%	1.85%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 315	$ 228	$ 295	$ 221	$ 275
Portfolio turnover rate	54% A	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2020

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00	$ 46.09	$ 42.29	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.547	.942	.925	1.125	1.190
Net realized and unrealized gain (loss)	(.405)	4.138	3.919	(4.464)	(2.677)
Total from investment operations	.142	5.080	4.844	(3.339)	(1.487)
Distributions from net investment income	(.539)	(.951)	(.929)	(1.131)	(1.223)
Distributions from net realized gain	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(.722)	(1.170)	(1.044)	(1.491)	(1.393)
Net asset value, end of period	$ 49.42	$ 50.00	$ 46.09	$ 42.29	$ 47.12
Total Return B,C	.32%	11.10%	11.52%	(6.76)%	(3.10)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.27% A	1.92%	2.04%	2.86%	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,990	$ 3,079	$ 2,225	$ 1,624	$ 1,233
Portfolio turnover rate	54% A	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00	$ 46.09	$ 42.29	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.547	.939	.928	1.138	1.215
Net realized and unrealized gain (loss)	(.405)	4.141	3.916	(4.477)	(2.702)
Total from investment operations	.142	5.080	4.844	(3.339)	(1.487)
Distributions from net investment income	(.539)	(.951)	(.929)	(1.131)	(1.223)
Distributions from net realized gain	(.183)	(.219)	(.115)	(.360)	(.170)
Total distributions	(.722)	(1.170)	(1.044)	(1.491)	(1.393)
Net asset value, end of period	$ 49.42	$ 50.00	$ 46.09	$ 42.29	$ 47.12
Total Return B,C	.32%	11.10%	11.52%	(6.76)%	(3.10)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.27% A	1.92%	2.04%	2.85%	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33	$ 32	$ 49	$ 95	$ 163
Portfolio turnover rate	54% A	48%	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.2	4.5
Fidelity Blue Chip Growth Fund	4.8	0.0
Fidelity Disciplined Equity Fund	7.3	4.7
Fidelity Equity-Income Fund	7.3	4.6
Fidelity Large Cap Core Enhanced Index Fund	0.0	7.7
Fidelity Series 100 Index Fund	4.0	5.8
Fidelity Series Broad Market Opportunities Fund	7.3	7.6
Fidelity Series Small Cap Opportunities Fund	0.7	3.0
	36.6	37.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	4.3	4.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.6	1.7
Fidelity Strategic Income Fund	1.6	1.8
	3.2	3.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.0	6.9
Fidelity Strategic Real Return Fund	7.0	6.8
Fidelity Total Bond Fund	21.2	20.5
	35.2	34.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	10.3	9.9
Fidelity Short-Term Bond Fund	10.4	9.9
	20.7	19.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	36.6%
International Equity Funds	4.3%
High Yield Fixed-Income Funds	3.2%
Investment Grade Fixed-Income Funds	35.2%
Short-Term Funds	20.7%

Six months ago
Domestic Equity Funds	37.9%
International Equity Funds	4.6%
High Yield Fixed-Income Funds	3.5%
Investment Grade Fixed-Income Funds	34.2%
Short-Term Funds	19.8%

Expected
Domestic Equity Funds	35.9%
International Equity Funds	4.1%
High Yield Fixed-Income Funds	3.0%
Investment Grade Fixed-Income Funds	35.4%
Short-Term Funds	21.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2011. The current allocation is based on the fund's holdings as of January 31, 2012. The expected allocation represents the fund's anticipated allocation at July 31, 2012.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 40.9%
	Shares	Value
Domestic Equity Funds - 36.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	10,601	$ 183,290
Fidelity Blue Chip Growth Fund	3,753	169,930
Fidelity Disciplined Equity Fund	11,537	258,779
Fidelity Equity-Income Fund	6,077	259,919
Fidelity Series 100 Index Fund	15,563	142,867
Fidelity Series Broad Market Opportunities Fund	25,744	260,019
Fidelity Series Small Cap Opportunities Fund	2,367	26,011
TOTAL DOMESTIC EQUITY FUNDS		1,300,815
International Equity Funds - 4.3%
Fidelity Advisor International Discovery Fund Institutional Class	5,271	152,926
TOTAL EQUITY FUNDS (Cost $1,539,598)		1,453,741
Fixed-Income Funds - 38.4%

High Yield Fixed-Income Funds - 3.2%
Fidelity Capital & Income Fund	6,344	57,030
Fidelity Strategic Income Fund	5,187	57,104
TOTAL HIGH YIELD FIXED-INCOME FUNDS		114,134

	Shares	Value
Investment Grade Fixed-Income Funds - 35.2%
Fidelity Government Income Fund	23,148	$ 250,225
Fidelity Strategic Real Return Fund	26,248	248,831
Fidelity Total Bond Fund	68,131	751,487
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,250,543
TOTAL FIXED-INCOME FUNDS (Cost $1,346,049)		1,364,677
Short-Term Funds - 20.7%

Fidelity Institutional Money Market Portfolio Institutional Class	367,160	367,160
Fidelity Short-Term Bond Fund	43,123	368,269
TOTAL SHORT-TERM FUNDS (Cost $734,882)		735,429
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,620,529)	3,553,847
NET OTHER ASSETS (LIABILITIES) - 0.0%	(46)
NET ASSETS - 100%	$ 3,553,801
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $3,620,529) - See accompanying schedule		$ 3,553,847
Cash		1
Receivable for fund shares sold		2,000
Total assets		3,555,848

Liabilities
Payable for investments purchased	$ 1,996
Distribution and service plan fees payable	51
Total liabilities		2,047

Net Assets		$ 3,553,801
Net Assets consist of:
Paid in capital		$ 4,260,624
Undistributed net investment income		874
Accumulated undistributed net realized gain (loss) on investments		(641,015)
Net unrealized appreciation (depreciation) on investments		(66,682)
Net Assets		$ 3,553,801

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($248,634 ÷ 5,063.50 shares)		$ 49.10

Maximum offering price per share (100/94.25 of $49.10)		$ 52.10
Class T: Net Asset Value and redemption price per share ($8,682 ÷ 176.63 shares)		$ 49.15

Maximum offering price per share (100/96.50 of $49.15)		$ 50.93

Class C: Net Asset Value and offering price per share ($27,366 ÷ 557.01 shares)A		$ 49.13

Income Replacement 2022: Net Asset Value, offering price and redemption price per share ($3,265,840 ÷ 66,517.62 shares)		$ 49.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,279 ÷ 66.80 shares)		$ 49.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 34,874

Expenses
Distribution and service plan fees	$ 273
Independent trustees' compensation	6
Total expenses before reductions	279
Expense reductions	(6)	273
Net investment income (loss)		34,601
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,174)
Capital gain distributions from underlying funds	26,153
Total net realized gain (loss)		23,979
Change in net unrealized appreciation (depreciation) on underlying funds		(58,544)
Net gain (loss)		(34,565)
Net increase (decrease) in net assets resulting from operations		$ 36

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,601	$ 57,853
Net realized gain (loss)	23,979	51,214
Change in net unrealized appreciation (depreciation)	(58,544)	211,768
Net increase (decrease) in net assets resulting from operations	36	320,835
Distributions to shareholders from net investment income	(34,488)	(57,885)
Distributions to shareholders from net realized gain	(10,962)	(12,730)
Total distributions	(45,450)	(70,615)
Share transactions - net increase (decrease)	203,214	582,659
Total increase (decrease) in net assets	157,800	832,879

Net Assets
Beginning of period	3,396,001	2,563,122
End of period (including undistributed net investment income of $874 and undistributed net investment income of $761, respectively)	$ 3,553,801	$ 3,396,001

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.79	$ 45.58	$ 41.87	$ 47.05	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.482	.817	.815	1.035	1.087
Net realized and unrealized gain (loss)	(.525)	4.431	3.980	(4.739)	(2.853)
Total from investment operations	(.043)	5.248	4.795	(3.704)	(1.766)
Distributions from net investment income	(.476)	(.824)	(.793)	(1.056)	(1.014)
Distributions from net realized gain	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(.647)	(1.038)	(1.085)	(1.476)	(1.184)
Net asset value, end of period	$ 49.10	$ 49.79	$ 45.58	$ 41.87	$ 47.05
Total Return B, C, D	(.05)%	11.58%	11.53%	(7.53)%	(3.64)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.26%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.26%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.26%	.25% A
Net investment income (loss)	2.05% A	1.67%	1.82%	2.62%	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 249	$ 72	$ 42	$ 122	$ 289
Portfolio turnover rate	69% A	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.82	$ 45.57	$ 41.86	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.431	.691	.702	.933	.982
Net realized and unrealized gain (loss)	(.526)	4.434	3.985	(4.736)	(2.862)
Total from investment operations	(.095)	5.125	4.687	(3.803)	(1.880)
Distributions from net investment income	(.404)	(.661)	(.685)	(.957)	(.910)
Distributions from net realized gain	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(.575)	(.875)	(.977)	(1.377)	(1.080)
Net asset value, end of period	$ 49.15	$ 49.82	$ 45.57	$ 41.86	$ 47.04
Total Return B, C, D	(.16)%	11.30%	11.27%	(7.77)%	(3.87)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.51%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.51%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.51%	.50% A
Net investment income (loss)	1.80% A	1.43%	1.57%	2.37%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9	$ 23	$ 77	$ 112	$ 187
Portfolio turnover rate	69% A	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.81	$ 45.58	$ 41.86	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.310	.447	.477	.737	.760
Net realized and unrealized gain (loss)	(.529)	4.434	3.989	(4.745)	(2.860)
Total from investment operations	(.219)	4.881	4.466	(4.008)	(2.100)
Distributions from net investment income	(.290)	(.437)	(.454)	(.752)	(.690)
Distributions from net realized gain	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(.461)	(.651)	(.746)	(1.172)	(.860)
Net asset value, end of period	$ 49.13	$ 49.81	$ 45.58	$ 41.86	$ 47.04
Total Return B, C, D	(.41)%	10.74%	10.72%	(8.25)%	(4.29)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.00%	1.01%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.01%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.01%	1.00% A
Net investment income (loss)	1.29% A	.92%	1.07%	1.87%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27	$ 32	$ 44	$ 69	$ 120
Portfolio turnover rate	69% A	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2022

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.78	$ 45.56	$ 41.87	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.548	.937	.925	1.144	1.190
Net realized and unrealized gain (loss)	(.527)	4.438	3.978	(4.752)	(2.836)
Total from investment operations	.021	5.375	4.903	(3.608)	(1.646)
Distributions from net investment income	(.530)	(.941)	(.921)	(1.162)	(1.124)
Distributions from net realized gain	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(.701)	(1.155)	(1.213)	(1.582)	(1.294)
Net asset value, end of period	$ 49.10	$ 49.78	$ 45.56	$ 41.87	$ 47.06
Total Return B, C	.08%	11.87%	11.80%	(7.30)%	(3.41)%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% A, F	.00% F	.00% F	.01%	.00% A, F
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.01%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.01%	.00% A
Net investment income (loss)	2.29% A	1.92%	2.07%	2.87%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,266	$ 3,266	$ 2,395	$ 2,353	$ 4,666
Portfolio turnover rate	69% A	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.77	$ 45.56	$ 41.86	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.550	.937	.918	1.131	1.208
Net realized and unrealized gain (loss)	(.529)	4.428	3.995	(4.749)	(2.854)
Total from investment operations	.021	5.365	4.913	(3.618)	(1.646)
Distributions from net investment income	(.530)	(.941)	(.921)	(1.162)	(1.124)
Distributions from net realized gain	(.171)	(.214)	(.292)	(.420)	(.170)
Total distributions	(.701)	(1.155)	(1.213)	(1.582)	(1.294)
Net asset value, end of period	$ 49.09	$ 49.77	$ 45.56	$ 41.86	$ 47.06
Total Return B, C	.08%	11.85%	11.83%	(7.33)%	(3.41)%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% A, F	.00% F	.00% F	.01%	.00% A, F
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.01%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.01%	.00% A
Net investment income (loss)	2.29% A	1.92%	2.07%	2.87%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3	$ 4	$ 5	$ 166	$ 277
Portfolio turnover rate	69% A	29%	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.6	4.8
Fidelity Blue Chip Growth Fund	5.2	0.0
Fidelity Disciplined Equity Fund	7.9	5.0
Fidelity Equity-Income Fund	7.9	5.0
Fidelity Large Cap Core Enhanced Index Fund	0.0	8.2
Fidelity Series 100 Index Fund	4.4	6.2
Fidelity Series Broad Market Opportunities Fund	8.0	8.1
Fidelity Series Small Cap Opportunities Fund	0.8	3.2
	39.8	40.5
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.2	5.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.9	2.0
Fidelity Strategic Income Fund	2.0	2.0
	3.9	4.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.6	6.5
Fidelity Strategic Real Return Fund	6.6	6.5
Fidelity Total Bond Fund	19.9	19.6
	33.1	32.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	9.0	8.7
Fidelity Short-Term Bond Fund	9.0	8.7
	18.0	17.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	39.8%
International Equity Funds	5.2%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	33.1%
Short-Term Funds	18.0%

Six months ago
Domestic Equity Funds	40.5%
International Equity Funds	5.5%
High Yield Fixed-Income Funds	4.0%
Investment Grade Fixed-Income Funds	32.6%
Short-Term Funds	17.4%

Expected
Domestic Equity Funds	39.4%
International Equity Funds	5.0%
High Yield Fixed-Income Funds	3.7%
Investment Grade Fixed-Income Funds	33.3%
Short-Term Funds	18.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2011. The current allocation is based on the fund's holdings as of January 31, 2012. The expected allocation represents the fund's anticipated allocation at July 31, 2012.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 45.0%
	Shares	Value
Domestic Equity Funds - 39.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	5,866	$ 101,430
Fidelity Blue Chip Growth Fund	2,078	94,076
Fidelity Disciplined Equity Fund	6,382	143,150
Fidelity Equity-Income Fund	3,362	143,779
Fidelity Series 100 Index Fund	8,625	79,180
Fidelity Series Broad Market Opportunities Fund	14,241	143,834
Fidelity Series Small Cap Opportunities Fund	1,303	14,315
TOTAL DOMESTIC EQUITY FUNDS		719,764
International Equity Funds - 5.2%
Fidelity Advisor International Discovery Fund Institutional Class	3,224	93,530
TOTAL EQUITY FUNDS (Cost $801,274)		813,294
Fixed-Income Funds - 37.0%

High Yield Fixed-Income Funds - 3.9%
Fidelity Capital & Income Fund	3,860	34,699
Fidelity Strategic Income Fund	3,155	34,741
TOTAL HIGH YIELD FIXED-INCOME FUNDS		69,440

	Shares	Value
Investment Grade Fixed-Income Funds - 33.1%
Fidelity Government Income Fund	11,092	$ 119,905
Fidelity Strategic Real Return Fund	12,577	119,231
Fidelity Total Bond Fund	32,633	359,943
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		599,079
TOTAL FIXED-INCOME FUNDS (Cost $649,617)		668,519
Short-Term Funds - 18.0%

Fidelity Institutional Money Market Portfolio Institutional Class	163,027	163,027
Fidelity Short-Term Bond Fund	19,148	163,524
TOTAL SHORT-TERM FUNDS (Cost $324,750)		326,551
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,775,641)	1,808,364
NET OTHER ASSETS (LIABILITIES) - 0.0%	(180)
NET ASSETS - 100%	$ 1,808,184
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $1,775,641) - See accompanying schedule		$ 1,808,364
Cash		72
Receivable for fund shares sold		689
Total assets		1,809,125

Liabilities
Payable for investments purchased	$ 687
Distribution and service plan fees payable	254
Total liabilities		941

Net Assets		$ 1,808,184
Net Assets consist of:
Paid in capital		$ 1,880,082
Undistributed net investment income		365
Accumulated undistributed net realized gain (loss) on investments		(104,986)
Net unrealized appreciation (depreciation) on investments		32,723
Net Assets		$ 1,808,184

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($208,390 ÷ 4,248.23 shares)		$ 49.05

Maximum offering price per share (100/94.25 of $49.05)		$ 52.04
Class T: Net Asset Value and redemption price per share ($174,977 ÷ 3,566.25 shares)		$ 49.06

Maximum offering price per share (100/96.50 of $49.06)		$ 50.84

Class C: Net Asset Value and offering price per share ($167,414 ÷ 3,415.63 shares)A		$ 49.01

Income Replacement 2024: Net Asset Value, offering price and redemption price per share ($1,233,743 ÷ 25,148.58 shares)		$ 49.06

Institutional Class: Net Asset Value, offering price and redemption price per share ($23,660 ÷ 482.32 shares)		$ 49.05

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 21,873

Expenses
Distribution and service plan fees	$ 1,374
Independent trustees' compensation	3
Total expenses before reductions	1,377
Expense reductions	(3)	1,374
Net investment income (loss)		20,499
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	50,455
Capital gain distributions from underlying funds	16,514
Total net realized gain (loss)		66,969
Change in net unrealized appreciation (depreciation) on underlying funds		(84,747)
Net gain (loss)		(17,778)
Net increase (decrease) in net assets resulting from operations		$ 2,721

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,499	$ 29,634
Net realized gain (loss)	66,969	(5,490)
Change in net unrealized appreciation (depreciation)	(84,747)	160,663
Net increase (decrease) in net assets resulting from operations	2,721	184,807
Distributions to shareholders from net investment income	(20,496)	(29,693)
Distributions to shareholders from net realized gain	(6,730)	(7,078)
Total distributions	(27,226)	(36,771)
Share transactions - net increase (decrease)	(57,710)	206,846
Total increase (decrease) in net assets	(82,215)	354,882

Net Assets
Beginning of period	1,890,399	1,535,517
End of period (including undistributed net investment income of $365 and undistributed net investment income of $362, respectively)	$ 1,808,184	$ 1,890,399
Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.85	$ 45.41	$ 41.48	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.509	.809	.811	1.014	1.063
Net realized and unrealized gain (loss)	(.645)	4.667	4.020	(5.004)	(2.884)
Total from investment operations	(.136)	5.476	4.831	(3.990)	(1.821)
Distributions from net investment income	(.496)	(.819)	(.791)	(1.020)	(1.039)
Distributions from net realized gain	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(.664)	(1.036)	(.901)	(1.500)	(1.209)
Net asset value, end of period	$ 49.05	$ 49.85	$ 45.41	$ 41.48	$ 46.97
Total Return B, C, D	(.23)%	12.13%	11.70%	(8.10)%	(3.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25% A
Net investment income (loss)	2.13% A	1.66%	1.82%	2.62%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 208	$ 187	$ 260	$ 287	$ 286
Portfolio turnover rate	94% A	26%	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.87	$ 45.42	$ 41.48	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.447	.685	.701	.919	.966
Net realized and unrealized gain (loss)	(.647)	4.672	4.025	(5.010)	(2.903)
Total from investment operations	(.200)	5.357	4.726	(4.091)	(1.937)
Distributions from net investment income	(.442)	(.690)	(.676)	(.919)	(.923)
Distributions from net realized gain	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(.610)	(.907)	(.786)	(1.399)	(1.093)
Net asset value, end of period	$ 49.06	$ 49.87	$ 45.42	$ 41.48	$ 46.97
Total ReturnB,C,D	(.36)%	11.85%	11.43%	(8.34)%	(3.99)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%A
Net investment income (loss)	1.88%A	1.41%	1.57%	2.37%	2.11%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 175	$ 40	$ 54	$ 69	$ 96
Portfolio turnover rate	94%A	26%	34%	64%	41%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.82	$ 45.38	$ 41.45	$ 46.93	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.330	.443	.476	.726	.728
Net realized and unrealized gain (loss)	(.652)	4.668	4.020	(5.005)	(2.903)
Total from investment operations	(.322)	5.111	4.496	(4.279)	(2.175)
Distributions from net investment income	(.320)	(.454)	(.456)	(.721)	(.725)
Distributions from net realized gain	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(.488)	(.671)	(.566)	(1.201)	(.895)
Net asset value, end of period	$ 49.01	$ 49.82	$ 45.38	$ 41.45	$ 46.93
Total ReturnB,C,D	(.62)%	11.30%	10.87%	(8.80)%	(4.45)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	1.39%A	.91%	1.07%	1.87%	1.61%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 167	$ 172	$ 159	$ 147	$ 233
Portfolio turnover rate	94%A	26%	34%	64%	41%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2024

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.86	$ 45.42	$ 41.49	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.570	.933	.924	1.118	1.166
Net realized and unrealized gain (loss)	(.646)	4.668	4.020	(5.011)	(2.868)
Total from investment operations	(.076)	5.601	4.944	(3.893)	(1.702)
Distributions from net investment income	(.556)	(.944)	(.904)	(1.117)	(1.148)
Distributions from net realized gain	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(.724)	(1.161)	(1.014)	(1.597)	(1.318)
Net asset value, end of period	$ 49.06	$ 49.86	$ 45.42	$ 41.49	$ 46.98
Total ReturnB,C	(.11)%	12.41%	11.98%	(7.87)%	(3.53)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%A
Net investment income (loss)	2.38%A	1.91%	2.07%	2.87%	2.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,234	$ 1,463	$ 1,026	$ 749	$ 714
Portfolio turnover rate	94%A	26%	34%	64%	41%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.86	$ 45.42	$ 41.48	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.570	.930	.922	1.119	1.194
Net realized and unrealized gain (loss)	(.656)	4.671	4.032	(5.022)	(2.896)
Total from investment operations	(.086)	5.601	4.954	(3.903)	(1.702)
Distributions from net investment income	(.556)	(.944)	(.904)	(1.117)	(1.148)
Distributions from net realized gain	(.168)	(.217)	(.110)	(.480)	(.170)
Total distributions	(.724)	(1.161)	(1.014)	(1.597)	(1.318)
Net asset value, end of period	$ 49.05	$ 49.86	$ 45.42	$ 41.48	$ 46.98
Total ReturnB,C	(.13)%	12.41%	12.00%	(7.89)%	(3.53)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%A
Net investment income (loss)	2.38%A	1.91%	2.07%	2.87%	2.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24	$ 28	$ 37	$ 57	$ 97
Portfolio turnover rate	94%A	26%	34%	64%	41%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.9	5.1
Fidelity Blue Chip Growth Fund	5.5	0.0
Fidelity Disciplined Equity Fund	8.3	5.3
Fidelity Equity-Income Fund	8.3	5.2
Fidelity Large Cap Core Enhanced Index Fund	0.0	8.5
Fidelity Series 100 Index Fund	4.6	6.4
Fidelity Series Broad Market Opportunities Fund	8.4	8.4
Fidelity Series Small Cap Opportunities Fund	0.8	3.3
	41.8	42.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.0	6.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.1	2.2
Fidelity Strategic Income Fund	2.1	2.2
	4.2	4.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.3	6.2
Fidelity Strategic Real Return Fund	6.3	6.2
Fidelity Total Bond Fund	19.0	18.6
	31.6	31.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.2	8.0
Fidelity Short-Term Bond Fund	8.2	8.1
	16.4	16.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	41.8%
International Equity Funds	6.0%
High Yield Fixed-Income Funds	4.2%
Investment Grade Fixed-Income Funds	31.6%
Short-Term Funds	16.4%

Six months ago
Domestic Equity Funds	42.2%
International Equity Funds	6.3%
High Yield Fixed-Income Funds	4.4%
Investment Grade Fixed-Income Funds	31.0%
Short-Term Funds	16.1%

Expected
Domestic Equity Funds	41.7%
International Equity Funds	5.8%
High Yield Fixed-Income Funds	4.1%
Investment Grade Fixed-Income Funds	31.8%
Short-Term Funds	16.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2011. The current allocation is based on the fund's holdings as of January 31, 2012. The expected allocation represents the fund's anticipated allocation at July 31, 2012.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 47.8%
	Shares	Value
Domestic Equity Funds - 41.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	6,916	$ 119,579
Fidelity Blue Chip Growth Fund	2,449	110,909
Fidelity Disciplined Equity Fund	7,523	168,741
Fidelity Equity-Income Fund	3,963	169,491
Fidelity Series 100 Index Fund	10,168	93,338
Fidelity Series Broad Market Opportunities Fund	16,788	169,557
Fidelity Series Small Cap Opportunities Fund	1,536	16,878
TOTAL DOMESTIC EQUITY FUNDS		848,493
International Equity Funds - 6.0%
Fidelity Advisor International Discovery Fund Institutional Class	4,185	121,418
TOTAL EQUITY FUNDS (Cost $990,494)		969,911
Fixed-Income Funds - 35.8%

High Yield Fixed-Income Funds - 4.2%
Fidelity Capital & Income Fund	4,814	43,281
Fidelity Strategic Income Fund	3,936	43,334
TOTAL HIGH YIELD FIXED-INCOME FUNDS		86,615

	Shares	Value
Investment Grade Fixed-Income Funds - 31.6%
Fidelity Government Income Fund	11,870	$ 128,319
Fidelity Strategic Real Return Fund	13,459	127,588
Fidelity Total Bond Fund	34,923	385,199
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		641,106
TOTAL FIXED-INCOME FUNDS (Cost $726,049)		727,721
Short-Term Funds - 16.4%

Fidelity Institutional Money Market Portfolio Institutional Class	166,021	166,021
Fidelity Short-Term Bond Fund	19,500	166,531
TOTAL SHORT-TERM FUNDS (Cost $332,161)		332,552
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,048,704)	2,030,184
NET OTHER ASSETS (LIABILITIES) - 0.0%	(221)
NET ASSETS - 100%	$ 2,029,963
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $2,048,704) - See accompanying schedule		$ 2,030,184
Cash		1
Receivable for investments sold		829
Total assets		2,031,014

Liabilities
Payable for fund shares redeemed	$ 833
Distribution and service plan fees payable	218
Total liabilities		1,051

Net Assets		$ 2,029,963
Net Assets consist of:
Paid in capital		$ 2,291,695
Undistributed net investment income		404
Accumulated undistributed net realized gain (loss) on investments		(243,616)
Net unrealized appreciation (depreciation) on investments		(18,520)
Net Assets		$ 2,029,963

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($104,395 ÷ 2,146.38 shares)		$ 48.64

Maximum offering price per share (100/94.25 of $48.64)		$ 51.61
Class T: Net Asset Value and redemption price per share ($120,522 ÷ 2,477.97 shares)		$ 48.64

Maximum offering price per share (100/96.50 of $48.64)		$ 50.40

Class C: Net Asset Value and offering price per share ($177,483 ÷ 3,652.35 shares)A		$ 48.59

Income Replacement 2026: Net Asset Value, offering price and redemption price per share ($1,604,068 ÷ 32,979.63 shares)		$ 48.64

Institutional Class: Net Asset Value, offering price and redemption price per share ($23,495 ÷ 483.07 shares)		$ 48.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 23,116

Expenses
Distribution and service plan fees	$ 1,288
Independent trustees' compensation	4
Total expenses before reductions	1,292
Expense reductions	(4)	1,288
Net investment income (loss)		21,828
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	460
Capital gain distributions from underlying funds	16,903
Total net realized gain (loss)		17,363
Change in net unrealized appreciation (depreciation) on underlying funds		(59,218)
Net gain (loss)		(41,855)
Net increase (decrease) in net assets resulting from operations		$ (20,027)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,828	$ 24,072
Net realized gain (loss)	17,363	23,067
Change in net unrealized appreciation (depreciation)	(59,218)	89,707
Net increase (decrease) in net assets resulting from operations	(20,027)	136,846
Distributions to shareholders from net investment income	(21,829)	(23,914)
Distributions to shareholders from net realized gain	(6,646)	(4,626)
Total distributions	(28,475)	(28,540)
Share transactions - net increase (decrease)	(37,704)	1,015,365
Total increase (decrease) in net assets	(86,206)	1,123,671

Net Assets
Beginning of period	2,116,169	992,498
End of period (including undistributed net investment income of $404 and undistributed net investment income of $405, respectively)	$ 2,029,963	$ 2,116,169

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.53	$ 44.93	$ 40.97	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.498	.750	.743	1.042	1.076
Net realized and unrealized gain (loss)	(.744)	4.846	4.098	(5.184)	(3.105)
Total from investment operations	(.246)	5.596	4.841	(4.142)	(2.029)
Distributions from net investment income	(.488)	(.796)	(.771)	(1.028)	(1.031)
Distributions from net realized gain	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(.644)	(.996)	(.881)	(1.648)	(1.211)
Net asset value, end of period	$ 48.64	$ 49.53	$ 44.93	$ 40.97	$ 46.76
Total ReturnB,C,D	(.46)%	12.52%	11.87%	(8.56)%	(4.19)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%A
Net investment income (loss)	2.11%A	1.55%	1.68%	2.70%	2.36%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104	$ 108	$ 45	$ 69	$ 131
Portfolio turnover rate	91%A	25%	61%	26%	21%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.53	$ 44.92	$ 40.97	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.440	.630	.638	.944	.966
Net realized and unrealized gain (loss)	(.745)	4.851	4.092	(5.184)	(3.110)
Total from investment operations	(.305)	5.481	4.730	(4.240)	(2.144)
Distributions from net investment income	(.429)	(.671)	(.670)	(.930)	(.916)
Distributions from net realized gain	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(.585)	(.871)	(.780)	(1.550)	(1.096)
Net asset value, end of period	$ 48.64	$ 49.53	$ 44.92	$ 40.97	$ 46.76
Total ReturnB,C,D	(.58)%	12.26%	11.59%	(8.79)%	(4.41)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%A
Net investment income (loss)	1.86%A	1.30%	1.44%	2.45%	2.11%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 121	$ 130	$ 116	$ 55	$ 96
Portfolio turnover rate	91%A	25%	61%	26%	21%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.49	$ 44.89	$ 40.95	$ 46.72	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.320	.387	.412	.757	.723
Net realized and unrealized gain (loss)	(.752)	4.848	4.087	(5.183)	(3.090)
Total from investment operations	(.432)	5.235	4.499	(4.426)	(2.367)
Distributions from net investment income	(.312)	(.435)	(.449)	(.724)	(.733)
Distributions from net realized gain	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(.468)	(.635)	(.559)	(1.344)	(.913)
Net asset value, end of period	$ 48.59	$ 49.49	$ 44.89	$ 40.95	$ 46.72
Total ReturnB,C,D	(.84)%	11.70%	11.01%	(9.25)%	(4.85)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	1.36%A	.80%	.94%	1.95%	1.61%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 177	$ 184	$ 174	$ 183	$ 485
Portfolio turnover rate	91%A	25%	61%	26%	21%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2026

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.53	$ 44.92	$ 40.97	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.558	.878	.856	1.138	1.168
Net realized and unrealized gain (loss)	(.744)	4.844	4.091	(5.190)	(3.079)
Total from investment operations	(.186)	5.722	4.947	(4.052)	(1.911)
Distributions from net investment income	(.548)	(.912)	(.887)	(1.128)	(1.139)
Distributions from net realized gain	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(.704)	(1.112)	(.997)	(1.748)	(1.319)
Net asset value, end of period	$ 48.64	$ 49.53	$ 44.92	$ 40.97	$ 46.77
Total ReturnB,C	(.33)%	12.82%	12.14%	(8.34)%	(3.96)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%A
Net investment income (loss)	2.36%A	1.80%	1.94%	2.95%	2.61%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,604	$ 1,666	$ 622	$ 357	$ 783
Portfolio turnover rate	91%A	25%	61%	26%	21%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.53	$ 44.92	$ 40.97	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.558	.870	.855	1.136	1.196
Net realized and unrealized gain (loss)	(.744)	4.852	4.092	(5.188)	(3.107)
Total from investment operations	(.186)	5.722	4.947	(4.052)	(1.911)
Distributions from net investment income	(.548)	(.912)	(.887)	(1.128)	(1.139)
Distributions from net realized gain	(.156)	(.200)	(.110)	(.620)	(.180)
Total distributions	(.704)	(1.112)	(.997)	(1.748)	(1.319)
Net asset value, end of period	$ 48.64	$ 49.53	$ 44.92	$ 40.97	$ 46.77
Total ReturnB,C	(.33)%	12.82%	12.14%	(8.34)%	(3.96)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%A
Net investment income (loss)	2.36%A	1.80%	1.94%	2.95%	2.61%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23	$ 27	$ 36	$ 56	$ 96
Portfolio turnover rate	91%A	25%	61%	26%	21%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.1	5.2
Fidelity Blue Chip Growth Fund	5.7	0.0
Fidelity Disciplined Equity Fund	8.6	5.4
Fidelity Equity-Income Fund	8.6	5.4
Fidelity Large Cap Core Enhanced Index Fund	0.0	8.8
Fidelity Series 100 Index Fund	4.8	6.7
Fidelity Series Broad Market Opportunities Fund	8.6	8.7
Fidelity Series Small Cap Opportunities Fund	0.9	3.5
	43.3	43.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.7	7.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.3	2.3
Fidelity Strategic Income Fund	2.3	2.4
	4.6	4.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.1	6.0
Fidelity Strategic Real Return Fund	6.0	6.0
Fidelity Total Bond Fund	18.3	18.0
	30.4	30.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.5	7.3
Fidelity Short-Term Bond Fund	7.5	7.3
	15.0	14.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	43.3%
International Equity Funds	6.7%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	30.4%
Short-Term Funds	15.0%

Six months ago
Domestic Equity Funds	43.7%
International Equity Funds	7.0%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	30.0%
Short-Term Funds	14.6%

Expected
Domestic Equity Funds	43.3%
International Equity Funds	6.6%
High Yield Fixed-Income Funds	4.5%
Investment Grade Fixed-Income Funds	30.3%
Short-Term Funds	15.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2011. The current allocation is based on the fund's holdings as of January 31, 2012. The expected allocation represents the fund's anticipated allocation at July 31, 2012.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 50.0%
	Shares	Value
Domestic Equity Funds - 43.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	18,645	$ 322,380
Fidelity Blue Chip Growth Fund	6,598	298,736
Fidelity Disciplined Equity Fund	20,284	454,974
Fidelity Equity-Income Fund	10,684	456,973
Fidelity Series 100 Index Fund	27,383	251,379
Fidelity Series Broad Market Opportunities Fund	45,262	457,149
Fidelity Series Small Cap Opportunities Fund	4,141	45,512
TOTAL DOMESTIC EQUITY FUNDS		2,287,103
International Equity Funds - 6.7%
Fidelity Advisor International Discovery Fund Institutional Class	12,331	357,725
TOTAL EQUITY FUNDS (Cost $2,588,496)		2,644,828
Fixed-Income Funds - 35.0%

High Yield Fixed-Income Funds - 4.6%
Fidelity Capital & Income Fund	13,540	121,727
Fidelity Strategic Income Fund	11,070	121,876
TOTAL HIGH YIELD FIXED-INCOME FUNDS		243,603

	Shares	Value
Investment Grade Fixed-Income Funds - 30.4%
Fidelity Government Income Fund	29,663	$ 320,657
Fidelity Strategic Real Return Fund	33,634	318,854
Fidelity Total Bond Fund	87,410	964,131
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,603,642
TOTAL FIXED-INCOME FUNDS (Cost $1,770,732)		1,847,245
Short-Term Funds - 15.0%

Fidelity Institutional Money Market Portfolio Institutional Class	395,139	395,139
Fidelity Short-Term Bond Fund	46,410	396,343
TOTAL SHORT-TERM FUNDS (Cost $784,847)		791,482
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,144,075)	5,283,555
NET OTHER ASSETS (LIABILITIES) - 0.0%	(105)
NET ASSETS - 100%	$ 5,283,450
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $5,144,075) - See accompanying schedule	$ 5,283,555
Cash	1
Total assets	5,283,556

Liabilities
Distribution and service plan fees payable	106

Net Assets	$ 5,283,450
Net Assets consist of:
Paid in capital	$ 5,790,553
Undistributed net investment income	1,163
Accumulated undistributed net realized gain (loss) on investments	(647,746)
Net unrealized appreciation (depreciation) on investments	139,480
Net Assets	$ 5,283,450

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($104,330.5 ÷ 2,131.812 shares)	$ 48.94

Maximum offering price per share (100/94.25 of $48.94)	$ 51.93
Class T: Net Asset Value and redemption price per share ($126,099.1 ÷ 2,575.453 shares)	$ 48.96

Maximum offering price per share (100/96.50 of $48.96)	$ 50.74

Class C: Net Asset Value and offering price per share ($43,026.3 ÷ 878.894 shares)A	$ 48.96

Income Replacement 2028: Net Asset Value, offering price and redemption price per share ($4,986,583.5 ÷ 101,884.419 shares)	$ 48.94

Institutional Class: Net Asset Value, offering price and redemption price per share ($23,410.1 ÷ 478.305 shares)	$ 48.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 64,304

Expenses
Distribution and service plan fees	$ 685
Independent trustees' compensation	11
Total expenses before reductions	696
Expense reductions	(11)	685
Net investment income (loss)		63,619
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	38,055
Capital gain distributions from underlying funds	46,366
Total net realized gain (loss)		84,421
Change in net unrealized appreciation (depreciation) on underlying funds		(218,651)
Net gain (loss)		(134,230)
Net increase (decrease) in net assets resulting from operations		$ (70,611)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 63,619	$ 116,274
Net realized gain (loss)	84,421	(5,061)
Change in net unrealized appreciation (depreciation)	(218,651)	647,446
Net increase (decrease) in net assets resulting from operations	(70,611)	758,659
Distributions to shareholders from net investment income	(63,739)	(116,717)
Distributions to shareholders from net realized gain	(17,138)	(25,763)
Total distributions	(80,877)	(142,480)
Share transactions - net increase (decrease)	(687,773)	(649,489)
Total increase (decrease) in net assets	(839,261)	(33,310)

Net Assets
Beginning of period	6,122,711	6,156,021
End of period (including undistributed net investment income of $1,163 and undistributed net investment income of $1,283, respectively)	$ 5,283,450	$ 6,122,711

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.92	$ 45.17	$ 41.16	$ 46.81	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.492	.802	.789	1.000	.966
Net realized and unrealized gain (loss)	(.814)	4.972	4.116	(5.341)	(3.085)
Total from investment operations	(.322)	5.774	4.905	(4.341)	(2.119)
Distributions from net investment income	(.504)	(.815)	(.785)	(.979)	(.911)
Distributions from net realized gain	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(.658)	(1.024)	(.895)	(1.309)	(1.071)
Net asset value, end of period	$ 48.94	$ 49.92	$ 45.17	$ 41.16	$ 46.81
Total ReturnB,C,D	(.60)%	12.85%	11.96%	(8.93)%	(4.36)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%A
Net investment income (loss)	2.07%A	1.65%	1.78%	2.60%	2.16%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104	$ 133	$ 359	$ 278	$ 371
Portfolio turnover rate	55%A	17%	16%	53%	33%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.94	$ 45.16	$ 41.16	$ 46.80	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.432	.682	.678	.905	.847
Net realized and unrealized gain (loss)	(.810)	4.975	4.107	(5.340)	(3.079)
Total from investment operations	(.378)	5.657	4.785	(4.435)	(2.232)
Distributions from net investment income	(.448)	(.668)	(.675)	(.875)	(.808)
Distributions from net realized gain	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(.602)	(.877)	(.785)	(1.205)	(.968)
Net asset value, end of period	$ 48.96	$ 49.94	$ 45.16	$ 41.16	$ 46.80
Total ReturnB,C,D	(.72)%	12.57%	11.66%	(9.15)%	(4.57)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%A
Net investment income (loss)	1.82%A	1.40%	1.53%	2.35%	1.91%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 126	$ 130	$ 328	$ 311	$ 606
Portfolio turnover rate	55%A	17%	16%	53%	33%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.94	$ 45.19	$ 41.16	$ 46.79	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.313	.438	.454	.711	.639
Net realized and unrealized gain (loss)	(.812)	4.974	4.117	(5.333)	(3.104)
Total from investment operations	(.499)	5.412	4.571	(4.622)	(2.465)
Distributions from net investment income	(.327)	(.453)	(.431)	(.678)	(.585)
Distributions from net realized gain	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(.481)	(.662)	(.541)	(1.008)	(.745)
Net asset value, end of period	$ 48.96	$ 49.94	$ 45.19	$ 41.16	$ 46.79
Total ReturnB,C,D	(.97)%	12.01%	11.13%	(9.60)%	(5.02)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	1.32%A	.90%	1.02%	1.84%	1.41%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43	$ 49	$ 51	$ 86	$ 150
Portfolio turnover rate	55%A	17%	16%	53%	33%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2028

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.92	$ 45.18	$ 41.17	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.551	.925	.900	1.087	1.067
Net realized and unrealized gain (loss)	(.811)	4.965	4.115	(5.330)	(3.072)
Total from investment operations	(.260)	5.890	5.015	(4.243)	(2.005)
Distributions from net investment income	(.566)	(.941)	(.895)	(1.077)	(1.015)
Distributions from net realized gain	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(.720)	(1.150)	(1.005)	(1.407)	(1.175)
Net asset value, end of period	$ 48.94	$ 49.92	$ 45.18	$ 41.17	$ 46.82
Total ReturnB,C	(.47)%	13.12%	12.24%	(8.69)%	(4.14)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%A
Net investment income (loss)	2.32%A	1.90%	2.03%	2.85%	2.40%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,987	$ 5,783	$ 5,383	$ 5,641	$ 6,068
Portfolio turnover rate	55%A	17%	16%	53%	33%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.92	$ 45.18	$ 41.17	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.551	.923	.899	1.097	1.101
Net realized and unrealized gain (loss)	(.811)	4.967	4.116	(5.340)	(3.106)
Total from investment operations	(.260)	5.890	5.015	(4.243)	(2.005)
Distributions from net investment income	(.566)	(.941)	(.895)	(1.077)	(1.015)
Distributions from net realized gain	(.154)	(.209)	(.110)	(.330)	(.160)
Total distributions	(.720)	(1.150)	(1.005)	(1.407)	(1.175)
Net asset value, end of period	$ 48.94	$ 49.92	$ 45.18	$ 41.17	$ 46.82
Total ReturnB,C	(.47)%	13.12%	12.24%	(8.69)%	(4.14)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%A
Net investment income (loss)	2.32%A	1.90%	2.03%	2.85%	2.40%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23	$ 27	$ 36	$ 56	$ 96
Portfolio turnover rate	55%A	17%	16%	53%	33%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.2	5.3
Fidelity Blue Chip Growth Fund	5.8	0.0
Fidelity Disciplined Equity Fund	8.8	5.6
Fidelity Equity-Income Fund	8.9	5.5
Fidelity Large Cap Core Enhanced Index Fund	0.0	9.0
Fidelity Series 100 Index Fund	4.9	6.8
Fidelity Series Broad Market Opportunities Fund	8.9	8.9
Fidelity Series Small Cap Opportunities Fund	0.9	3.5
	44.4	44.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.5	7.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.4	2.5
Fidelity Strategic Income Fund	2.5	2.5
	4.9	5.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.9	5.8
Fidelity Strategic Real Return Fund	5.9	5.8
Fidelity Total Bond Fund	17.8	17.4
	29.6	29.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.8	6.8
Fidelity Short-Term Bond Fund	6.8	6.8
	13.6	13.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	44.4%
International Equity Funds	7.5%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	29.6%
Short-Term Funds	13.6%

Six months ago
Domestic Equity Funds	44.6%
International Equity Funds	7.8%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	29.0%
Short-Term Funds	13.6%

Expected
Domestic Equity Funds	44.5%
International Equity Funds	7.4%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	29.5%
Short-Term Funds	13.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2011. The current allocation is based on the fund's holdings as of January 31, 2012. The expected allocation represents the fund's anticipated allocation at July 31, 2012.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 51.9%
	Shares	Value
Domestic Equity Funds - 44.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	15,382	$ 265,958
Fidelity Blue Chip Growth Fund	5,453	246,911
Fidelity Disciplined Equity Fund	16,745	375,586
Fidelity Equity-Income Fund	8,820	377,236
Fidelity Series 100 Index Fund	22,601	207,475
Fidelity Series Broad Market Opportunities Fund	37,364	377,381
Fidelity Series Small Cap Opportunities Fund	3,411	37,489
TOTAL DOMESTIC EQUITY FUNDS		1,888,036
International Equity Funds - 7.5%
Fidelity Advisor International Discovery Fund Institutional Class	11,055	320,712
TOTAL EQUITY FUNDS (Cost $2,105,751)		2,208,748
Fixed-Income Funds - 34.5%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund	11,572	104,028
Fidelity Strategic Income Fund	9,460	104,158
TOTAL HIGH YIELD FIXED-INCOME FUNDS		208,186

	Shares	Value
Investment Grade Fixed-Income Funds - 29.6%
Fidelity Government Income Fund	23,328	$ 252,179
Fidelity Strategic Real Return Fund	26,452	250,765
Fidelity Total Bond Fund	68,628	756,964
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,259,908
TOTAL FIXED-INCOME FUNDS (Cost $1,438,511)		1,468,094
Short-Term Funds - 13.6%

Fidelity Institutional Money Market Portfolio Institutional Class	287,930	287,930
Fidelity Short-Term Bond Fund	33,818	288,807
TOTAL SHORT-TERM FUNDS (Cost $573,371)		576,737
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,117,633)	4,253,579
NET OTHER ASSETS (LIABILITIES) - 0.0%	(288)
NET ASSETS - 100%	$ 4,253,291
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $4,117,633) - See accompanying schedule	$ 4,253,579

Liabilities
Distribution and service plan fees payable	288

Net Assets	$ 4,253,291
Net Assets consist of:
Paid in capital	$ 4,321,549
Undistributed net investment income	886
Accumulated undistributed net realized gain (loss) on investments	(205,090)
Net unrealized appreciation (depreciation) on investments	135,946
Net Assets	$ 4,253,291

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($69,203 ÷ 1,423.33 shares)	$ 48.62

Maximum offering price per share (100/94.25 of $48.62)	$ 51.59
Class T: Net Asset Value and redemption price per share ($12,550 ÷ 257.97 shares)	$ 48.65

Maximum offering price per share (100/96.50 of $48.65)	$ 50.41

Class C: Net Asset Value and offering price per share ($325,104 ÷ 6,693.74 shares)A	$ 48.57

Income Replacement 2030: Net Asset Value, offering price and redemption price per share ($3,823,092 ÷ 78,644.25 shares)	$ 48.61

Institutional Class: Net Asset Value, offering price and redemption price per share ($23,342 ÷ 480.14 shares)	$ 48.61

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 51,851

Expenses
Distribution and service plan fees	$ 1,632
Independent trustees' compensation	8
Total expenses before reductions	1,640
Expense reductions	(8)	1,632
Net investment income (loss)		50,219
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(55,918)
Capital gain distributions from underlying funds	35,939
Total net realized gain (loss)		(19,979)
Change in net unrealized appreciation (depreciation) on underlying funds		(58,013)
Net gain (loss)		(77,992)
Net increase (decrease) in net assets resulting from operations		$ (27,773)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 50,219	$ 55,000
Net realized gain (loss)	(19,979)	(8,015)
Change in net unrealized appreciation (depreciation)	(58,013)	250,028
Net increase (decrease) in net assets resulting from operations	(27,773)	297,013
Distributions to shareholders from net investment income	(50,126)	(54,641)
Distributions to shareholders from net realized gain	(13,766)	(10,723)
Total distributions	(63,892)	(65,364)
Share transactions - net increase (decrease)	(837)	2,153,245
Total increase (decrease) in net assets	(92,502)	2,384,894

Net Assets
Beginning of period	4,345,793	1,960,899
End of period (including undistributed net investment income of $886 and undistributed net investment income of $793, respectively)	$ 4,253,291	$ 4,345,793

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.65	$ 44.77	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.516	.791	.718	.978	1.034
Net realized and unrealized gain (loss)	(.898)	5.066	4.180	(5.404)	(3.239)
Total from investment operations	(.382)	5.857	4.898	(4.426)	(2.205)
Distributions from net investment income	(.501)	(.801)	(.713)	(1.004)	(.995)
Distributions from net realized gain	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(.648)	(.977)	(.818)	(1.494)	(1.185)
Net asset value, end of period	$ 48.62	$ 49.65	$ 44.77	$ 40.69	$ 46.61
Total ReturnB,C,D	(.73)%	13.15%	12.08%	(9.22)%	(4.55)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%A
Net investment income (loss)	2.19%A	1.63%	1.63%	2.57%	2.26%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 69	$ 72	$ 66	$ 55	$ 95
Portfolio turnover rate	71%A	24%	31%	53%	12%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.67	$ 44.78	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.459	.655	.603	.881	.920
Net realized and unrealized gain (loss)	(.910)	5.076	4.182	(5.402)	(3.234)
Total from investment operations	(.451)	5.731	4.785	(4.521)	(2.314)
Distributions from net investment income	(.422)	(.665)	(.590)	(.909)	(.886)
Distributions from net realized gain	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(.569)	(.841)	(.695)	(1.399)	(1.076)
Net asset value, end of period	$ 48.65	$ 49.67	$ 44.78	$ 40.69	$ 46.61
Total ReturnB,C,D	(.87)%	12.85%	11.79%	(9.45)%	(4.76)%
Ratios to Average Net AssetsF,H
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%A
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.50%A
Net investment income (loss)	1.94%A	1.38%	1.37%	2.32%	2.01%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13	$ 15	$ 45	$ 71	$ 95
Portfolio turnover rate	71%A	24%	31%	53%	12%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.61	$ 44.75	$ 40.67	$ 46.58	$ 50.00
Income from Investment Operations
Net investment income (loss)E	.338	.428	.385	.693	.682
Net realized and unrealized gain (loss)	(.896)	5.060	4.185	(5.400)	(3.227)
Total from investment operations	(.558)	5.488	4.570	(4.707)	(2.545)
Distributions from net investment income	(.335)	(.452)	(.385)	(.713)	(.685)
Distributions from net realized gain	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(.482)	(.628)	(.490)	(1.203)	(.875)
Net asset value, end of period	$ 48.57	$ 49.61	$ 44.75	$ 40.67	$ 46.58
Total ReturnB,C,D	(1.09)%	12.30%	11.26%	(9.91)%	(5.21)%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.00%A	1.00%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	1.00%A	1.00%	1.00%	1.00%	1.00%A
Net investment income (loss)	1.44%A	.88%	.88%	1.82%	1.51%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 325	$ 270	$ 186	$ 178	$ 297
Portfolio turnover rate	71%A	24%	31%	53%	12%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2030

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.64	$ 44.76	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.575	.917	.821	1.101	1.117
Net realized and unrealized gain (loss)	(.897)	5.062	4.178	(5.429)	(3.209)
Total from investment operations	(.322)	5.979	4.999	(4.328)	(2.092)
Distributions from net investment income	(.561)	(.923)	(.824)	(1.102)	(1.108)
Distributions from net realized gain	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(.708)	(1.099)	(.929)	(1.592)	(1.298)
Net asset value, end of period	$ 48.61	$ 49.64	$ 44.76	$ 40.69	$ 46.61
Total ReturnB,C	(.60)%	13.43%	12.34%	(8.99)%	(4.33)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00% A	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.44%A	1.88%	1.88%	2.82%	2.51%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,823	$ 3,962	$ 1,628	$ 303	$ 653
Portfolio turnover rate	71%A	24%	31%	53%	12%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.64	$ 44.77	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss)D	.575	.911	.825	1.074	1.149
Net realized and unrealized gain (loss)	(.897)	5.058	4.184	(5.402)	(3.241)
Total from investment operations	(.322)	5.969	5.009	(4.328)	(2.092)
Distributions from net investment income	(.561)	(.923)	(.824)	(1.102)	(1.108)
Distributions from net realized gain	(.147)	(.176)	(.105)	(.490)	(.190)
Total distributions	(.708)	(1.099)	(.929)	(1.592)	(1.298)
Net asset value, end of period	$ 48.61	$ 49.64	$ 44.77	$ 40.69	$ 46.61
Total ReturnB,C	(.60)%	13.41%	12.36%	(8.99)%	(4.33)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00%A	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%A
Net investment income (loss)	2.44%A	1.88%	1.88%	2.82%	2.51%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23	$ 27	$ 36	$ 55	$ 96
Portfolio turnover rate	71%A	24%	31%	53%	12%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.4	5.4
Fidelity Blue Chip Growth Fund	5.9	0.0
Fidelity Disciplined Equity Fund	9.0	5.6
Fidelity Equity-Income Fund	9.0	5.6
Fidelity Large Cap Core Enhanced Index Fund	0.0	9.2
Fidelity Series 100 Index Fund	5.0	6.9
Fidelity Series Broad Market Opportunities Fund	9.1	9.0
Fidelity Series Small Cap Opportunities Fund	0.9	3.6
	45.3	45.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.3	8.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.6	2.6
Fidelity Strategic Income Fund	2.6	2.7
	5.2	5.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.7	5.7
Fidelity Strategic Real Return Fund	5.6	5.6
Fidelity Total Bond Fund	17.1	17.0
	28.4	28.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.4	6.3
Fidelity Short-Term Bond Fund	6.4	6.4
	12.8	12.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	45.3%
International Equity Funds	8.3%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	28.4%
Short-Term Funds	12.8%

Six months ago
Domestic Equity Funds	45.3%
International Equity Funds	8.4%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	28.3%
Short-Term Funds	12.7%

Expected
Domestic Equity Funds	45.4%
International Equity Funds	8.2%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.3%
Short-Term Funds	13.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2011. The current allocation is based on the fund's holdings as of January 31, 2012. The expected allocation represents the fund's anticipated allocation at July 31, 2012.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 53.6%
	Shares	Value
Domestic Equity Funds - 45.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	7,430	$ 128,468
Fidelity Blue Chip Growth Fund	2,629	119,049
Fidelity Disciplined Equity Fund	8,083	181,309
Fidelity Equity-Income Fund	4,258	182,104
Fidelity Series 100 Index Fund	10,912	100,175
Fidelity Series Broad Market Opportunities Fund	18,037	182,174
Fidelity Series Small Cap Opportunities Fund	1,651	18,139
TOTAL DOMESTIC EQUITY FUNDS		911,418
International Equity Funds - 8.3%
Fidelity Advisor International Discovery Fund Institutional Class	5,771	167,423
TOTAL EQUITY FUNDS (Cost $997,567)		1,078,841
Fixed-Income Funds - 33.6%

High Yield Fixed-Income Funds - 5.2%
Fidelity Capital & Income Fund	5,769	51,863
Fidelity Strategic Income Fund	4,717	51,930
TOTAL HIGH YIELD FIXED-INCOME FUNDS		103,793

	Shares	Value
Investment Grade Fixed-Income Funds - 28.4%
Fidelity Government Income Fund	10,587	$ 114,448
Fidelity Strategic Real Return Fund	12,005	113,811
Fidelity Total Bond Fund	31,144	343,513
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		571,772
TOTAL FIXED-INCOME FUNDS (Cost $664,554)		675,565
Short-Term Funds - 12.8%

Fidelity Institutional Money Market Portfolio Institutional Class	128,792	128,792
Fidelity Short-Term Bond Fund	15,127	129,181
TOTAL SHORT-TERM FUNDS (Cost $257,013)		257,973
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,919,134)	2,012,379
NET OTHER ASSETS (LIABILITIES) - 0.0%	(69)
NET ASSETS - 100%	$ 2,012,310
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $1,919,134) - See accompanying schedule	$ 2,012,379

Liabilities
Distribution and service plan fees payable	69

Net Assets	$ 2,012,310
Net Assets consist of:
Paid in capital	$ 2,039,464
Undistributed net investment income	414
Accumulated undistributed net realized gain (loss) on investments	(120,813)
Net unrealized appreciation (depreciation) on investments	93,245
Net Assets	$ 2,012,310

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($209,192 ÷ 4,358.84 shares)	$ 47.99

Maximum offering price per share (100/94.25 of $47.99)	$ 50.92
Class T: Net Asset Value and redemption price per share ($22,707 ÷ 472.84 shares)	$ 48.02

Maximum offering price per share (100/96.50 of $48.02)	$ 49.76

Class C: Net Asset Value and offering price per share ($18,762 ÷ 390.58 shares)A	$ 48.04

Income Replacement 2032: Net Asset Value, offering price and redemption price per share ($1,745,723 ÷ 36,367.57 shares)	$ 48.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($15,926 ÷ 331.78 shares)	$ 48.00

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 19,230

Expenses
Distribution and service plan fees	$ 408
Independent trustees' compensation	3
Total expenses before reductions	411
Expense reductions	(3)	408
Net investment income (loss)		18,822
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	33,418
Capital gain distributions from underlying funds	12,564
Total net realized gain (loss)		45,982
Change in net unrealized appreciation (depreciation) on underlying funds		(63,406)
Net gain (loss)		(17,424)
Net increase (decrease) in net assets resulting from operations		$ 1,398

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,822	$ 39,055
Net realized gain (loss)	45,982	205,014
Change in net unrealized appreciation (depreciation)	(63,406)	10,190
Net increase (decrease) in net assets resulting from operations	1,398	254,259
Distributions to shareholders from net investment income	(18,698)	(39,246)
Distributions to shareholders from net realized gain	(4,841)	(8,488)
Total distributions	(23,539)	(47,734)
Share transactions - net increase (decrease)	455,535	(344,791)
Total increase (decrease) in net assets	433,394	(138,266)

Net Assets
Beginning of period	1,578,916	1,717,182
End of period (including undistributed net investment income of $414 and undistributed net investment income of $290, respectively)	$ 2,012,310	$ 1,578,916

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.07	$ 44.19	$ 40.21	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.505	.796	.727	.930	1.019
Net realized and unrealized gain (loss)	(.940)	5.086	4.154	(5.570)	(3.322)
Total from investment operations	(.435)	5.882	4.881	(4.640)	(2.303)
Distributions from net investment income	(.504)	(.812)	(.796)	(.960)	(.987)
Distributions from net realized gain	(.141)	(.190)	(.105)	(.710)	(.190)
Total distributions	(.645)	(1.002)	(.901)	(1.670)	(1.177)
Net asset value, end of period	$ 47.99	$ 49.07	$ 44.19	$ 40.21	$ 46.52
Total Return B,C,D	(.84)%	13.38%	12.19%	(9.66)%	(4.75)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	25%	25%	25%	25% A
Net investment income (loss)	2.17% A	1.66%	1.67%	2.43%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 209	$ 214	$ 200	$ 183	$ 402
Portfolio turnover rate	44% A	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.10	$ 44.20	$ 40.22	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.448	.676	.620	.821	.918
Net realized and unrealized gain (loss)	(.953)	5.107	4.147	(5.548)	(3.339)
Total from investment operations	(.505)	5.783	4.767	(4.727)	(2.421)
Distributions from net investment income	(.434)	(.693)	(.682)	(.863)	(.869)
Distributions from net realized gain	(.141)	(.190)	(.105)	(.710)	(.190)
Total distributions	(.575)	(.883)	(.787)	(1.573)	(1.059)
Net asset value, end of period	$ 48.02	$ 49.10	$ 44.20	$ 40.22	$ 46.52
Total Return B,C,D	(.99)%	13.14%	11.90%	(9.88)%	(4.98)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	50%	.50%	.50%	50% A
Net investment income (loss)	1.92% A	1.41%	1.43%	2.18%	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23	$ 27	$ 35	$ 54	$ 95
Portfolio turnover rate	44% A	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.12	$ 44.22	$ 40.23	$ 46.51	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.332	.434	.403	.624	.690
Net realized and unrealized gain (loss)	(.941)	5.102	4.143	(5.532)	(3.342)
Total from investment operations	(.609)	5.536	4.546	(4.908)	(2.652)
Distributions from net investment income	(.330)	(.446)	(.451)	(.662)	(.648)
Distributions from net realized gain	(.141)	(.190)	(.105)	(.710)	(.190)
Total distributions	(.471)	(.636)	(.556)	(1.372)	(.838)
Net asset value, end of period	$ 48.04	$ 49.12	$ 44.22	$ 40.23	$ 46.51
Total Return B,C,D	(1.21)%	12.55%	11.33%	(10.32)%	(5.42)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	1.43% A	.91%	.93%	1.68%	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19	$ 22	$ 29	$ 46	$ 95
Portfolio turnover rate	44% A	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2032

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.08	$ 44.19	$ 40.22	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.562	.918	.832	1.014	1.122
Net realized and unrealized gain (loss)	(.940)	5.095	4.147	(5.557)	(3.310)
Total from investment operations	(.378)	6.013	4.979	(4.543)	(2.188)
Distributions from net investment income	(.561)	(.933)	(.904)	(1.057)	(1.092)
Distributions from net realized gain	(.141)	(.190)	(.105)	(.710)	(.190)
Total distributions	(.702)	(1.123)	(1.009)	(1.767)	(1.282)
Net asset value, end of period	$ 48.00	$ 49.08	$ 44.19	$ 40.22	$ 46.53
Total Return B,C	(.72)%	13.68%	12.44%	(9.43)%	(4.53)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.42% A	1.91%	1.92%	2.68%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,746	$ 1,297	$ 1,391	$ 1,285	$ 731
Portfolio turnover rate	44% A	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.08	$ 44.19	$ 40.22	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.564	.904	.834	1.009	1.147
Net realized and unrealized gain (loss)	(.942)	5.109	4.145	(5.552)	(3.335)
Total from investment operations	(.378)	6.013	4.979	(4.543)	(2.188)
Distributions from net investment income	(.561)	(.933)	(.904)	(1.057)	(1.092)
Distributions from net realized gain	(.141)	(.190)	(.105)	(.710)	(.190)
Total distributions	(.702)	(1.123)	(1.009)	(1.767)	(1.282)
Net asset value, end of period	$ 48.00	$ 49.08	$ 44.19	$ 40.22	$ 46.53
Total Return B,C	(.72)%	13.68%	12.44%	(9.43)%	(4.53)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.42% A	1.91%	1.92%	2.68%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16	$ 19	$ 61	$ 55	$ 96
Portfolio turnover rate	44% A	45%	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.5	5.5
Fidelity Blue Chip Growth Fund	6.0	0.0
Fidelity Disciplined Equity Fund	9.2	5.8
Fidelity Equity-Income Fund	9.2	5.7
Fidelity Large Cap Core Enhanced Index Fund	0.0	9.4
Fidelity Series 100 Index Fund	5.1	7.0
Fidelity Series Broad Market Opportunities Fund	9.2	9.2
Fidelity Series Small Cap Opportunities Fund	0.9	3.7
	46.1	46.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.1	9.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.7	2.7
Fidelity Strategic Income Fund	2.7	2.8
	5.4	5.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.6	5.6
Fidelity Strategic Real Return Fund	5.6	5.5
Fidelity Total Bond Fund	16.8	16.7
	28.0	27.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.7	5.5
Fidelity Short-Term Bond Fund	5.7	5.5
	11.4	11.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	46.1%
International Equity Funds	9.1%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	28.0%
Short-Term Funds	11.4%

Six months ago
Domestic Equity Funds	46.3%
International Equity Funds	9.4%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	27.8%
Short-Term Funds	11.0%

Expected
Domestic Equity Funds	46.2%
International Equity Funds	8.9%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	27.8%
Short-Term Funds	11.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2011. The current allocation is based on the fund's holdings as of January 31, 2012. The expected allocation represents the fund's anticipated allocation at July 31, 2012.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 55.2%
	Shares	Value
Domestic Equity Funds - 46.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	8,032	$ 138,871
Fidelity Blue Chip Growth Fund	2,841	128,645
Fidelity Disciplined Equity Fund	8,731	195,835
Fidelity Equity-Income Fund	4,599	196,696
Fidelity Series 100 Index Fund	11,804	108,363
Fidelity Series Broad Market Opportunities Fund	19,482	196,772
Fidelity Series Small Cap Opportunities Fund	1,793	19,700
TOTAL DOMESTIC EQUITY FUNDS		984,882
International Equity Funds - 9.1%
Fidelity Advisor International Discovery Fund Institutional Class	6,721	194,983
TOTAL EQUITY FUNDS (Cost $1,028,557)		1,179,865
Fixed-Income Funds - 33.4%

High Yield Fixed-Income Funds - 5.4%
Fidelity Capital & Income Fund	6,420	57,716
Fidelity Strategic Income Fund	5,249	57,788
TOTAL HIGH YIELD FIXED-INCOME FUNDS		115,504

	Shares	Value
Investment Grade Fixed-Income Funds - 28.0%
Fidelity Government Income Fund	11,072	$ 119,685
Fidelity Strategic Real Return Fund	12,554	119,015
Fidelity Total Bond Fund	32,570	359,243
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		597,943
TOTAL FIXED-INCOME FUNDS (Cost $654,289)		713,447
Short-Term Funds - 11.4%

Fidelity Institutional Money Market Portfolio Institutional Class	122,303	122,303
Fidelity Short-Term Bond Fund	14,365	122,674
TOTAL SHORT-TERM FUNDS (Cost $241,143)		244,977
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,923,989)	2,138,289
NET OTHER ASSETS (LIABILITIES) - 0.0%	(25)
NET ASSETS - 100%	$ 2,138,264
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $1,923,989) - See accompanying schedule	$ 2,138,289

Liabilities
Distribution and service plan fees payable	25

Net Assets	$ 2,138,264
Net Assets consist of:
Paid in capital	$ 2,046,846
Undistributed net investment income	461
Accumulated undistributed net realized gain (loss) on investments	(123,343)
Net unrealized appreciation (depreciation) on investments	214,300
Net Assets	$ 2,138,264
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($17,150 ÷ 356.09 shares)	$ 48.16

Maximum offering price per share (100/94.25 of $48.16)	$ 51.10

Class T: Net Asset Value and redemption price per share ($22,538 ÷ 467.99 shares)	$ 48.16

Maximum offering price per share (100/96.50 of $48.16)	$ 49.91
Class C: Net Asset Value and offering price per share ($17,023 ÷ 353.23 shares)A	$ 48.19

Income Replacement 2034: Net Asset Value, offering price and redemption price per share ($1,963,506 ÷ 40,790.63 shares)	$ 48.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($118,047 ÷ 2,452.16 shares)	$ 48.14

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 25,307

Expenses
Distribution and service plan fees	$ 164
Independent trustees' compensation	4
Total expenses before reductions	168
Expense reductions	(4)	164
Net investment income (loss)		25,143
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	9,693
Capital gain distributions from underlying funds	17,000
Total net realized gain (loss)		26,693
Change in net unrealized appreciation (depreciation) on underlying funds		(75,722)
Net gain (loss)		(49,029)
Net increase (decrease) in net assets resulting from operations		$ (23,886)

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,143	$ 37,568
Net realized gain (loss)	26,693	628
Change in net unrealized appreciation (depreciation)	(75,722)	213,839
Net increase (decrease) in net assets resulting from operations	(23,886)	252,035
Distributions to shareholders from net investment income	(25,108)	(37,649)
Distributions to shareholders from net realized gain	(6,232)	(8,111)
Total distributions	(31,340)	(45,760)
Share transactions - net increase (decrease)	(46,768)	179,595
Total increase (decrease) in net assets	(101,994)	385,870

Net Assets
Beginning of period	2,240,258	1,854,388
End of period (including undistributed net investment income of $461 and undistributed net investment income of $426, respectively)	$ 2,138,264	$ 2,240,258

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.33	$ 44.27	$ 40.29	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.507	.799	.753	.923	.994
Net realized and unrealized gain (loss)	(1.028)	5.233	4.174	(5.753)	(3.438)
Total from investment operations	(.521)	6.032	4.927	(4.830)	(2.444)
Distributions from net investment income	(.508)	(.772)	(.758)	(.890)	(.956)
Distributions from net realized gain	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(.649)	(.972)	(.947)	(1.280)	(1.156)
Net asset value, end of period	$ 48.16	$ 49.33	$ 44.27	$ 40.29	$ 46.40
Total Return B,C,D	(1.01)%	13.69%	12.29%	(10.20)%	(5.04)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.26%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.26%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.26%	.25% A
Net investment income (loss)	2.17% A	1.66%	1.73%	2.46%	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17	$ 20	$ 27	$ 63	$ 138
Portfolio turnover rate	44% A	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.34	$ 44.27	$ 40.29	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.448	.681	.645	.828	.875
Net realized and unrealized gain (loss)	(1.045)	5.247	4.175	(5.757)	(3.431)
Total from investment operations	(.597)	5.928	4.820	(4.929)	(2.556)
Distributions from net investment income	(.442)	(.658)	(.651)	(.791)	(.844)
Distributions from net realized gain	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(.583)	(.858)	(.840)	(1.181)	(1.044)
Net asset value, end of period	$ 48.16	$ 49.34	$ 44.27	$ 40.29	$ 46.40
Total Return B,C,D	(1.17)%	13.45%	12.01%	(10.44)%	(5.25)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50%	.51%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.51%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.51%	.50% A
Net investment income (loss)	1.92% A	1.42%	1.48%	2.21%	1.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23	$ 27	$ 35	$ 54	$ 95
Portfolio turnover rate	44% A	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.37	$ 44.30	$ 40.30	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.332	.439	.426	.631	.658
Net realized and unrealized gain (loss)	(1.033)	5.239	4.185	(5.740)	(3.448)
Total from investment operations	(.701)	5.678	4.611	(5.109)	(2.790)
Distributions from net investment income	(.338)	(.408)	(.422)	(.591)	(.620)
Distributions from net realized gain	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(.479)	(.608)	(.611)	(.981)	(.820)
Net asset value, end of period	$ 48.19	$ 49.37	$ 44.30	$ 40.30	$ 46.39
Total Return B,C,D	(1.39)%	12.85%	11.47%	(10.88)%	(5.70)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.01%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.01%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.01%	1.00% A
Net investment income (loss)	1.42% A	.91%	.98%	1.71%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17	$ 20	$ 27	$ 41	$ 94
Portfolio turnover rate	44% A	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2034

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.31	$ 44.26	$ 40.28	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.566	.921	.862	.988	1.090
Net realized and unrealized gain (loss)	(1.027)	5.227	4.183	(5.729)	(3.425)
Total from investment operations	(.461)	6.148	5.045	(4.741)	(2.335)
Distributions from net investment income	(.568)	(.898)	(.876)	(.989)	(1.065)
Distributions from net realized gain	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(.709)	(1.098)	(1.065)	(1.379)	(1.265)
Net asset value, end of period	$ 48.14	$ 49.31	$ 44.26	$ 40.28	$ 46.40
Total Return B,C	(.88)%	13.97%	12.59%	(9.98)%	(4.83)%
Ratios to Average Net Assets E,H
Expenses before reductions	.00% A,F	.00% F	.00% F	.01%	.00% A,F
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.01%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.01%	.00% A
Net investment income (loss)	2.42% A	1.92%	1.98%	2.71%	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,964	$ 2,066	$ 1,672	$ 1,628	$ 552
Portfolio turnover rate	44% A	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.31	$ 44.26	$ 40.28	$ 46.41	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.565	.922	.860	1.002	1.114
Net realized and unrealized gain (loss)	(1.026)	5.226	4.185	(5.753)	(3.439)
Total from investment operations	(.461)	6.148	5.045	(4.751)	(2.325)
Distributions from net investment income	(.568)	(.898)	(.876)	(.989)	(1.065)
Distributions from net realized gain	(.141)	(.200)	(.189)	(.390)	(.200)
Total distributions	(.709)	(1.098)	(1.065)	(1.379)	(1.265)
Net asset value, end of period	$ 48.14	$ 49.31	$ 44.26	$ 40.28	$ 46.41
Total Return B,C	(.88)%	13.97%	12.59%	(10.00)%	(4.81)%
Ratios to Average Net Assets E,H
Expenses before reductions	.00% A,F	.00% F	.00% F	.01%	.00% A,F
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.01%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.01%	.00% A
Net investment income (loss)	2.42% A	1.92%	1.98%	2.71%	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 118	$ 107	$ 94	$ 108	$ 95
Portfolio turnover rate	44% A	39%	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.6	5.6
Fidelity Blue Chip Growth Fund	6.1	0.0
Fidelity Disciplined Equity Fund	9.3	5.8
Fidelity Equity-Income Fund	9.4	5.8
Fidelity Large Cap Core Enhanced Index Fund	0.0	9.5
Fidelity Series 100 Index Fund	5.2	7.2
Fidelity Series Broad Market Opportunities Fund	9.4	9.4
Fidelity Series Small Cap Opportunities Fund	0.9	3.7
	46.9	47.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.0	10.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.8	2.9
Fidelity Strategic Income Fund	2.9	2.9
	5.7	5.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.4
Fidelity Strategic Real Return Fund	5.4	5.4
Fidelity Total Bond Fund	16.4	16.3
	27.2	27.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.1	4.9
Fidelity Short-Term Bond Fund	5.1	4.9
	10.2	9.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	46.9%
International Equity Funds	10.0%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	27.2%
Short-Term Funds	10.2%

Six months ago
Domestic Equity Funds	47.0%
International Equity Funds	10.3%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	27.1%
Short-Term Funds	9.8%

Expected
Domestic Equity Funds	47.0%
International Equity Funds	9.8%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	27.3%
Short-Term Funds	10.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2011. The current allocation is based on the fund's holdings as of January 31, 2012. The expected allocation represents the fund's anticipated allocation at July 31, 2012.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 56.9%
	Shares	Value
Domestic Equity Funds - 46.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	10,818	$ 187,046
Fidelity Blue Chip Growth Fund	3,826	173,235
Fidelity Disciplined Equity Fund	11,758	263,736
Fidelity Equity-Income Fund	6,193	264,895
Fidelity Series 100 Index Fund	15,886	145,833
Fidelity Series Broad Market Opportunities Fund	26,237	264,997
Fidelity Series Small Cap Opportunities Fund	2,422	26,613
TOTAL DOMESTIC EQUITY FUNDS		1,326,355
International Equity Funds - 10.0%
Fidelity Advisor International Discovery Fund Institutional Class	9,725	282,128
TOTAL EQUITY FUNDS (Cost $1,693,668)		1,608,483
Fixed-Income Funds - 32.9%

High Yield Fixed-Income Funds - 5.7%
Fidelity Capital & Income Fund	8,871	79,752
Fidelity Strategic Income Fund	7,253	79,854
TOTAL HIGH YIELD FIXED-INCOME FUNDS		159,606

	Shares	Value
Investment Grade Fixed-Income Funds - 27.2%
Fidelity Government Income Fund	14,245	$ 153,992
Fidelity Strategic Real Return Fund	16,153	153,133
Fidelity Total Bond Fund	41,955	462,765
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		769,890
TOTAL FIXED-INCOME FUNDS (Cost $934,271)		929,496
Short-Term Funds - 10.2%

Fidelity Institutional Money Market Portfolio Institutional Class	144,464	144,464
Fidelity Short-Term Bond Fund	16,967	144,901
TOTAL SHORT-TERM FUNDS (Cost $289,229)		289,365
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,917,168)	2,827,344
NET OTHER ASSETS (LIABILITIES) - 0.0%	(209)
NET ASSETS - 100%	$ 2,827,135
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $2,917,168) - See accompanying schedule	$ 2,827,344
Cash	75
Total assets	2,827,419

Liabilities
Distribution and service plan fees payable	284

Net Assets	$ 2,827,135
Net Assets consist of:
Paid in capital	$ 3,150,998
Undistributed net investment income	520
Accumulated undistributed net realized gain (loss) on investments	(234,559)
Net unrealized appreciation (depreciation) on investments	(89,824)
Net Assets	$ 2,827,135

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($26,469 ÷ 555.33 shares)	$ 47.66

Maximum offering price per share (100/94.25 of $47.66)	$ 50.57
Class T: Net Asset Value and redemption price per share ($275,949 ÷ 5,792.59 shares)	$ 47.64

Maximum offering price per share (100/96.50 of $47.64)	$ 49.37

Class C: Net Asset Value and offering price per share ($199,958 ÷ 4,198.78 shares)A	$ 47.62

Income Replacement 2036: Net Asset Value, offering price and redemption price per share ($2,297,390 ÷ 48,211.03 shares)	$ 47.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,369 ÷ 574.37 shares)	$ 47.65

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 33,136

Expenses
Distribution and service plan fees	$ 1,694
Independent trustees' compensation	5
Total expenses before reductions	1,699
Expense reductions	(5)	1,694
Net investment income (loss)		31,442
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(26,763)
Capital gain distributions from underlying funds	22,670
Total net realized gain (loss)		(4,093)
Change in net unrealized appreciation (depreciation) on underlying funds		(92,304)
Net gain (loss)		(96,397)
Net increase (decrease) in net assets resulting from operations		$ (64,955)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,442	$ 34,462
Net realized gain (loss)	(4,093)	25,210
Change in net unrealized appreciation (depreciation)	(92,304)	122,897
Net increase (decrease) in net assets resulting from operations	(64,955)	182,569
Distributions to shareholders from net investment income	(31,450)	(34,152)
Distributions to shareholders from net realized gain	(7,797)	(6,329)
Total distributions	(39,247)	(40,481)
Share transactions - net increase (decrease)	(64,678)	1,729,093
Total increase (decrease) in net assets	(168,880)	1,871,181

Net Assets
Beginning of period	2,996,015	1,124,834
End of period (including undistributed net investment income of $520 and undistributed net investment income of $528, respectively)	$ 2,827,135	$ 2,996,015

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.92	$ 43.73	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.491	.811	.748	.937	.951
Net realized and unrealized gain (loss)	(1.106)	5.306	4.178	(6.127)	(3.464)
Total from investment operations	(.615)	6.117	4.926	(5.190)	(2.513)
Distributions from net investment income	(.508)	(.771)	(.752)	(.940)	(.897)
Distributions from net realized gain	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(.645)	(.927)	(.896)	(1.510)	(1.087)
Net asset value, end of period	$ 47.66	$ 48.92	$ 43.73	$ 39.70	$ 46.40
Total Return B,C,D	(1.21)%	14.05%	12.46%	(10.72)%	(5.17)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	25%	.25%	25% A
Net investment income (loss)	2.13% A	1.70%	1.74%	2.52%	2.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26	$ 31	$ 40	$ 54	$ 95
Portfolio turnover rate	76% A	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.89	$ 43.72	$ 39.69	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.433	.693	.639	.844	.823
Net realized and unrealized gain (loss)	(1.093)	5.287	4.183	(6.122)	(3.449)
Total from investment operations	(.660)	5.980	4.822	(5.278)	(2.626)
Distributions from net investment income	(.453)	(.654)	(.648)	(.852)	(.794)
Distributions from net realized gain	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(.590)	(.810)	(.792)	(1.422)	(.984)
Net asset value, end of period	$ 47.64	$ 48.89	$ 43.72	$ 39.69	$ 46.39
Total Return B,C,D	(1.31)%	13.73%	12.19%	(10.93)%	(5.39)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.88% A	1.45%	1.49%	2.28%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 276	$ 288	$ 265	$ 265	$ 384
Portfolio turnover rate	76% A	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.88	$ 43.74	$ 39.71	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.317	.454	.424	.655	.609
Net realized and unrealized gain (loss)	(1.098)	5.293	4.179	(6.114)	(3.465)
Total from investment operations	(.781)	5.747	4.603	(5.459)	(2.856)
Distributions from net investment income	(.342)	(.451)	(.429)	(.651)	(.564)
Distributions from net realized gain	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(.479)	(.607)	(.573)	(1.221)	(.754)
Net asset value, end of period	$ 47.62	$ 48.88	$ 43.74	$ 39.71	$ 46.39
Total Return B,C,D	(1.57)%	13.17%	11.61%	(11.38)%	(5.82)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	1.38% A	.95%	.99%	1.77%	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 200	$ 216	$ 119	$ 116	$ 94
Portfolio turnover rate	76% A	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2036

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.91	$ 43.73	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.548	.939	.854	1.034	1.043
Net realized and unrealized gain (loss)	(1.104)	5.291	4.183	(6.126)	(3.445)
Total from investment operations	(.556)	6.230	5.037	(5.092)	(2.402)
Distributions from net investment income	(.567)	(.894)	(.863)	(1.038)	(1.008)
Distributions from net realized gain	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(.704)	(1.050)	(1.007)	(1.608)	(1.198)
Net asset value, end of period	$ 47.65	$ 48.91	$ 43.73	$ 39.70	$ 46.40
Total Return B,C	(1.09)%	14.32%	12.75%	(10.48)%	(4.96)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.38% A	1.95%	1.99%	2.78%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,297	$ 2,433	$ 598	$ 632	$ 986
Portfolio turnover rate	76% A	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.90	$ 43.73	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.548	.929	.851	1.031	1.064
Net realized and unrealized gain (loss)	(1.094)	5.291	4.186	(6.123)	(3.466)
Total from investment operations	(.546)	6.220	5.037	(5.092)	(2.402)
Distributions from net investment income	(.567)	(.894)	(.863)	(1.038)	(1.008)
Distributions from net realized gain	(.137)	(.156)	(.144)	(.570)	(.190)
Total distributions	(.704)	(1.050)	(1.007)	(1.608)	(1.198)
Net asset value, end of period	$ 47.65	$ 48.90	$ 43.73	$ 39.70	$ 46.40
Total Return B,C	(1.06)%	14.30%	12.75%	(10.48)%	(4.96)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.38% A	1.95%	1.99%	2.78%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27	$ 28	$ 103	$ 67	$ 119
Portfolio turnover rate	76% A	19%	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.7	5.8
Fidelity Blue Chip Growth Fund	6.3	0.0
Fidelity Disciplined Equity Fund	9.5	6.0
Fidelity Equity-Income Fund	9.6	5.9
Fidelity Large Cap Core Enhanced Index Fund	0.0	9.8
Fidelity Series 100 Index Fund	5.3	7.4
Fidelity Series Broad Market Opportunities Fund	9.6	9.6
Fidelity Series Small Cap Opportunities Fund	1.0	3.8
	48.0	48.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.9	11.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.0	3.0
Fidelity Strategic Income Fund	3.0	3.1
	6.0	6.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.3
Fidelity Strategic Real Return Fund	5.3	5.3
Fidelity Total Bond Fund	16.1	16.0
	26.7	26.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.2	3.8
Fidelity Short-Term Bond Fund	4.2	3.9
	8.4	7.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	48.0%
International Equity Funds	10.9%
High Yield Fixed-Income Funds	6.0%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	8.4%

Six months ago
Domestic Equity Funds	48.3%
International Equity Funds	11.3%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	26.6%
Short-Term Funds	7.7%

Expected
Domestic Equity Funds	48.0%
International Equity Funds	10.7%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	26.6%
Short-Term Funds	8.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2011. The current allocation is based on the fund's holdings as of January 31, 2012. The expected allocation represents the fund's anticipated allocation at July 31, 2012.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 58.9%
	Shares	Value
Domestic Equity Funds - 48.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	5,527	$ 95,565
Fidelity Blue Chip Growth Fund	1,958	88,652
Fidelity Disciplined Equity Fund	6,014	134,891
Fidelity Equity-Income Fund	3,168	135,482
Fidelity Series 100 Index Fund	8,116	74,509
Fidelity Series Broad Market Opportunities Fund	13,419	135,534
Fidelity Series Small Cap Opportunities Fund	1,237	13,596
TOTAL DOMESTIC EQUITY FUNDS		678,229
International Equity Funds - 10.9%
Fidelity Advisor International Discovery Fund Institutional Class	5,318	154,287
TOTAL EQUITY FUNDS (Cost $707,620)		832,516
Fixed-Income Funds - 32.7%

High Yield Fixed-Income Funds - 6.0%
Fidelity Capital & Income Fund	4,677	42,047
Fidelity Strategic Income Fund	3,824	42,101
TOTAL HIGH YIELD FIXED-INCOME FUNDS		84,148

	Shares	Value
Investment Grade Fixed-Income Funds - 26.7%
Fidelity Government Income Fund	7,008	$ 75,759
Fidelity Strategic Real Return Fund	7,947	75,338
Fidelity Total Bond Fund	20,589	227,099
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		378,196
TOTAL FIXED-INCOME FUNDS (Cost $423,017)		462,344
Short-Term Funds - 8.4%

Fidelity Institutional Money Market Portfolio Institutional Class	59,666	59,666
Fidelity Short-Term Bond Fund	7,008	59,846
TOTAL SHORT-TERM FUNDS (Cost $117,514)		119,512
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,248,151)		1,414,372
NET OTHER ASSETS (LIABILITIES) - 0.0%		(29)
NET ASSETS - 100%		$ 1,414,343
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

3Statement of Assets and Liabilities

January 31, 2012 (Unaudited)
Assets
Investment in securities, at value (cost $1,248,151) - See accompanying schedule	$ 1,414,372
Cash	39
Total assets	1,414,411

Liabilities
Distribution and service plan fees payable	68

Net Assets	$ 1,414,343
Net Assets consist of:
Paid in capital	$ 1,311,822
Undistributed net investment income	288
Accumulated undistributed net realized gain (loss) on investments	(63,988)
Net unrealized appreciation (depreciation) on investments	166,221
Net Assets	$ 1,414,343
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($33,852 ÷ 722.34 shares)	$ 46.86

Maximum offering price per share (100/94.25 of $46.86)	$ 49.72
Class T: Net Asset Value and redemption price per share ($104,164 ÷ 2,223.05 shares)	$ 46.86

Maximum offering price per share (100/96.50 of $46.86)	$ 48.56

Class C: Net Asset Value and offering price per share ($71,206 ÷ 1,520.27 shares)A	$ 46.84

Income Replacement 2038: Net Asset Value, offering price and redemption price per share ($1,180,624 ÷ 25,192.31 shares)	$ 46.86

Institutional Class: Net Asset Value, offering price and redemption price per share ($24,497 ÷ 522.77 shares)	$ 46.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

3Statement of Operations

Six months ended January 31, 2012 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 17,047

Expenses
Distribution and service plan fees	$ 647
Independent trustees' compensation	3
Total expenses before reductions	650
Expense reductions	(3)	647
Net investment income (loss)		16,400
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	23,099
Capital gain distributions from underlying funds	11,321
Total net realized gain (loss)		34,420
Change in net unrealized appreciation (depreciation) on underlying funds		(80,217)
Net gain (loss)		(45,797)
Net increase (decrease) in net assets resulting from operations		$ (29,397)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,400	$ 39,869
Net realized gain (loss)	34,420	(11,271)
Change in net unrealized appreciation (depreciation)	(80,217)	277,762
Net increase (decrease) in net assets resulting from operations	(29,397)	306,360
Distributions to shareholders from net investment income	(16,405)	(40,181)
Distributions to shareholders from net realized gain	(3,924)	(9,861)
Total distributions	(20,329)	(50,042)
Share transactions - net increase (decrease)	(143,264)	(897,193)
Total increase (decrease) in net assets	(192,990)	(640,875)

Net Assets
Beginning of period	1,607,333	2,248,208
End of period (including undistributed net investment income of $288 and undistributed net investment income of $293, respectively)	$ 1,414,343	$ 1,607,333

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.19	$ 43.01	$ 38.95	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.494	.858	.744	.856	.442
Net realized and unrealized gain (loss)	(1.176)	5.317	4.191	(6.093)	(4.811)
Total from investment operations	(.682)	6.175	4.935	(5.237)	(4.369)
Distributions from net investment income	(.514)	(.802)	(.710)	(.873)	(.371)
Distributions from net realized gain	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(.648)	(.995)	(.875)	(1.073)	(.371)
Net asset value, end of period	$ 46.86	$ 48.19	$ 43.01	$ 38.95	$ 45.26
Total Return B,C,D	(1.37)%	14.43%	12.72%	(11.24)%	(8.76)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25% A
Net investment income (loss)	2.18% A	1.82%	1.76%	2.44%	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34	$ 34	$ 32	$ 115	$ 91
Portfolio turnover rate	48% A	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.19	$ 43.01	$ 38.96	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.439	.736	.636	.791	.373
Net realized and unrealized gain (loss)	(1.177)	5.326	4.191	(6.111)	(4.809)
Total from investment operations	(.738)	6.062	4.827	(5.320)	(4.436)
Distributions from net investment income	(.458)	(.689)	(.612)	(.780)	(.304)
Distributions from net realized gain	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(.592)	(.882)	(.777)	(.980)	(.304)
Net asset value, end of period	$ 46.86	$ 48.19	$ 43.01	$ 38.96	$ 45.26
Total Return B,C,D	(1.49)%	14.15%	12.43%	(11.45)%	(8.89)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.93% A	1.57%	1.50%	2.20%	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104	$ 127	$ 37	$ 57	$ 91
Portfolio turnover rate	48% A	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.17	$ 42.98	$ 38.95	$ 45.24	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.325	.505	.424	.611	.233
Net realized and unrealized gain (loss)	(1.171)	5.319	4.192	(6.107)	(4.812)
Total from investment operations	(.846)	5.824	4.616	(5.496)	(4.579)
Distributions from net investment income	(.350)	(.441)	(.421)	(.594)	(.181)
Distributions from net realized gain	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(.484)	(.634)	(.586)	(.794)	(.181)
Net asset value, end of period	$ 46.84	$ 48.17	$ 42.98	$ 38.95	$ 45.24
Total Return B,C,D	(1.72)%	13.59%	11.87%	(11.89)%	(9.17)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	1.43% A	1.08%	1.01%	1.70%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 71	$ 72	$ 91	$ 57	$ 91
Portfolio turnover rate	48% A	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2038

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.19	$ 43.00	$ 38.96	$ 45.27	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.552	.969	.849	.965	.502
Net realized and unrealized gain (loss)	(1.177)	5.332	4.187	(6.112)	(4.795)
Total from investment operations	(.625)	6.301	5.036	(5.147)	(4.293)
Distributions from net investment income	(.571)	(.918)	(.831)	(.963)	(.437)
Distributions from net realized gain	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(.705)	(1.111)	(.996)	(1.163)	(.437)
Net asset value, end of period	$ 46.86	$ 48.19	$ 43.00	$ 38.96	$ 45.27
Total Return B,C	(1.24)%	14.74%	12.99%	(11.02)%	(8.61)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.43% A	2.07%	2.01%	2.69%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,181	$ 1,345	$ 2,051	$ 1,165	$ 1,122
Portfolio turnover rate	48% A	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.19	$ 43.00	$ 38.96	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.552	.973	.848	.974	.511
Net realized and unrealized gain (loss)	(1.177)	5.328	4.188	(6.111)	(4.814)
Total from investment operations	(.625)	6.301	5.036	(5.137)	(4.303)
Distributions from net investment income	(.571)	(.918)	(.831)	(.963)	(.437)
Distributions from net realized gain	(.134)	(.193)	(.165)	(.200)	-
Total distributions	(.705)	(1.111)	(.996)	(1.163)	(.437)
Net asset value, end of period	$ 46.86	$ 48.19	$ 43.00	$ 38.96	$ 45.26
Total Return B,C	(1.24)%	14.74%	12.99%	(11.00)%	(8.63)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.43% A	2.07%	2.01%	2.69%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24	$ 29	$ 38	$ 58	$ 91
Portfolio turnover rate	48% A	19%	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	7.0	5.9
Fidelity Blue Chip Growth Fund	6.4	0.0
Fidelity Disciplined Equity Fund	9.8	6.2
Fidelity Equity-Income Fund	9.8	6.1
Fidelity Large Cap Core Enhanced Index Fund	0.0	10.0
Fidelity Series 100 Index Fund	5.4	7.6
Fidelity Series Broad Market Opportunities Fund	9.8	9.9
Fidelity Series Small Cap Opportunities Fund	1.0	3.9
	49.2	49.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.0	12.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.1	3.2
Fidelity Strategic Income Fund	3.2	3.3
	6.3	6.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.3
Fidelity Strategic Real Return Fund	5.3	5.3
Fidelity Total Bond Fund	15.9	15.9
	26.5	26.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	3.0	2.5
Fidelity Short-Term Bond Fund	3.0	2.5
	6.0	5.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	49.2%
International Equity Funds	12.0%
High Yield Fixed-Income Funds	6.3%
Investment Grade Fixed-Income Funds	26.5%
Short-Term Funds	6.0%

Six months ago
Domestic Equity Funds	49.6%
International Equity Funds	12.4%
High Yield Fixed-Income Funds	6.5%
Investment Grade Fixed-Income Funds	26.5%
Short-Term Funds	5.0%

Expected
Domestic Equity Funds	49.3%
International Equity Funds	11.7%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	6.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2011. The current allocation is based on the fund's holdings as of January 31, 2012. The expected allocation represents the fund's anticipated allocation at July 31, 2012.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 61.2%
	Shares	Value
Domestic Equity Funds - 49.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	7,918	$ 136,910
Fidelity Blue Chip Growth Fund	2,802	126,878
Fidelity Disciplined Equity Fund	8,606	193,024
Fidelity Equity-Income Fund	4,533	193,871
Fidelity Series 100 Index Fund	11,630	106,759
Fidelity Series Broad Market Opportunities Fund	19,203	193,946
Fidelity Series Small Cap Opportunities Fund	1,759	19,336
TOTAL DOMESTIC EQUITY FUNDS		970,724
International Equity Funds - 12.0%
Fidelity Advisor International Discovery Fund Institutional Class	8,130	235,843
TOTAL EQUITY FUNDS (Cost $1,149,176)		1,206,567
Fixed-Income Funds - 32.8%

High Yield Fixed-Income Funds - 6.3%
Fidelity Capital & Income Fund	6,918	62,189
Fidelity Strategic Income Fund	5,655	62,266
TOTAL HIGH YIELD FIXED-INCOME FUNDS		124,455

	Shares	Value
Investment Grade Fixed-Income Funds - 26.5%
Fidelity Government Income Fund	9,674	$ 104,579
Fidelity Strategic Real Return Fund	10,970	103,992
Fidelity Total Bond Fund	28,458	313,891
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		522,462
TOTAL FIXED-INCOME FUNDS (Cost $628,613)		646,917
Short-Term Funds - 6.0%

Fidelity Institutional Money Market Portfolio Institutional Class	58,458	58,458
Fidelity Short-Term Bond Fund	6,866	58,635
TOTAL SHORT-TERM FUNDS (Cost $116,458)		117,093
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,894,247)		1,970,577
NET OTHER ASSETS (LIABILITIES) - 0.0%		(90)
NET ASSETS - 100%		$ 1,970,487
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)
Assets
Investment in securities, at value (cost $1,894,247) - See accompanying schedule		$ 1,970,577
Cash		40
Receivable for fund shares sold		245
Total assets		1,970,862

Liabilities
Payable for investments purchased	$ 241
Distribution and service plan fees payable	134
Total liabilities		375

Net Assets		$ 1,970,487
Net Assets consist of:
Paid in capital		$ 2,064,939
Undistributed net investment income		397
Accumulated undistributed net realized gain (loss) on investments		(171,179)
Net unrealized appreciation (depreciation) on investments		76,330
Net Assets		$ 1,970,487
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($80,680 ÷ 1,715.86 shares)		$ 47.02

Maximum offering price per share (100/94.25 of $47.02)		$ 49.89
Class T: Net Asset Value and redemption price per share ($129,798 ÷ 2,761.19 shares)		$ 47.01

Maximum offering price per share (100/96.50 of $47.01)		$ 48.72

Class C: Net Asset Value and offering price per share ($77,721 ÷ 1,654.10 shares)A		$ 46.99

Income Replacement 2040: Net Asset Value, offering price and redemption price per share ($1,680,371 ÷ 35,750.25 shares)		$ 47.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,917 ÷ 40.78 shares)		$ 47.01

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2012 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 24,757

Expenses
Distribution and service plan fees	$ 782
Independent trustees' compensation	4
Total expenses before reductions	786
Expense reductions	(4)	782
Net investment income (loss)		23,975
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	14,293
Capital gain distributions from underlying funds	15,825
Total net realized gain (loss)		30,118
Change in net unrealized appreciation (depreciation) on underlying funds		(90,405)
Net gain (loss)		(60,287)
Net increase (decrease) in net assets resulting from operations		$ (36,312)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,975	$ 34,389
Net realized gain (loss)	30,118	79,518
Change in net unrealized appreciation (depreciation)	(90,405)	119,745
Net increase (decrease) in net assets resulting from operations	(36,312)	233,652
Distributions to shareholders from net investment income	(23,946)	(34,374)
Distributions to shareholders from net realized gain	(5,624)	(7,263)
Total distributions	(29,570)	(41,637)
Share transactions - net increase (decrease)	(113,860)	390,065
Total increase (decrease) in net assets	(179,742)	582,080

Net Assets
Beginning of period	2,150,229	1,568,149
End of period (including undistributed net investment income of $397 and undistributed net investment income of $368, respectively)	$ 1,970,487	$ 2,150,229

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.44	$ 43.04	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.522	.789	.722	.933	.442
Net realized and unrealized gain (loss)	(1.287)	5.608	4.298	(6.238)	(4.814)
Total from investment operations	(.765)	6.397	5.020	(5.305)	(4.372)
Distributions from net investment income	(.523)	(.805)	(.710)	(.885)	(.398)
Distributions from net realized gain	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(.655)	(.997)	(.810)	(1.095)	(.398)
Net asset value, end of period	$ 47.02	$ 48.44	$ 43.04	$ 38.83	$ 45.23
Total Return B,C,D	(1.53)%	14.94%	12.97%	(11.41)%	(8.77)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25% A
Net investment income (loss)	2.29% A	1.67%	1.70%	2.60%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 81	$ 96	$ 34	$ 57	$ 91
Portfolio turnover rate	45% A	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.43	$ 43.05	$ 38.84	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.464	.672	.616	.836	.371
Net realized and unrealized gain (loss)	(1.288)	5.604	4.301	(6.227)	(4.809)
Total from investment operations	(.824)	6.276	4.917	(5.391)	(4.438)
Distributions from net investment income	(.464)	(.704)	(.607)	(.789)	(.332)
Distributions from net realized gain	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(.596)	(.896)	(.707)	(.999)	(.332)
Net asset value, end of period	$ 47.01	$ 48.43	$ 43.05	$ 38.84	$ 45.23
Total Return B,C,D	(1.66)%	14.64%	12.69%	(11.62)%	(8.90)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50% A
Net investment income (loss)	2.04% A	1.42%	1.45%	2.35%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 130	$ 131	$ 111	$ 102	$ 132
Portfolio turnover rate	45% A	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.42	$ 43.05	$ 38.84	$ 45.22	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.349	.435	.402	.664	.234
Net realized and unrealized gain (loss)	(1.290)	5.609	4.305	(6.229)	(4.816)
Total from investment operations	(.941)	6.044	4.707	(5.565)	(4.582)
Distributions from net investment income	(.357)	(.482)	(.397)	(.605)	(.198)
Distributions from net realized gain	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(.489)	(.674)	(.497)	(.815)	(.198)
Net asset value, end of period	$ 46.99	$ 48.42	$ 43.05	$ 38.84	$ 45.22
Total Return B,C,D	(1.91)%	14.08%	12.13%	(12.06)%	(9.18)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	1.54% A	.93%	.95%	1.85%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 78	$ 79	$ 99	$ 57	$ 91
Portfolio turnover rate	45% A	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2040

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.42	$ 43.04	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.577	.910	.833	1.015	.504
Net realized and unrealized gain (loss)	(1.287)	5.602	4.297	(6.231)	(4.810)
Total from investment operations	(.710)	6.512	5.130	(5.216)	(4.306)
Distributions from net investment income	(.578)	(.940)	(.820)	(.974)	(.464)
Distributions from net realized gain	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(.710)	(1.132)	(.920)	(1.184)	(.464)
Net asset value, end of period	$ 47.00	$ 48.42	$ 43.04	$ 38.83	$ 45.23
Total Return B,C	(1.41)%	15.21%	13.26%	(11.19)%	(8.64)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.54% A	1.93%	1.96%	2.85%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,680	$ 1,797	$ 1,262	$ 384	$ 598
Portfolio turnover rate	45% A	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.43	$ 43.04	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.580	.906	.828	1.022	.512
Net realized and unrealized gain (loss)	(1.290)	5.616	4.302	(6.238)	(4.818)
Total from investment operations	(.710)	6.522	5.130	(5.216)	(4.306)
Distributions from net investment income	(.578)	(.940)	(.820)	(.974)	(.464)
Distributions from net realized gain	(.132)	(.192)	(.100)	(.210)	-
Total distributions	(.710)	(1.132)	(.920)	(1.184)	(.464)
Net asset value, end of period	$ 47.01	$ 48.43	$ 43.04	$ 38.83	$ 45.23
Total Return B,C	(1.41)%	15.24%	13.26%	(11.19)%	(8.64)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.54% A	1.93%	1.96%	2.85%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2	$ 48	$ 62	$ 57	$ 91
Portfolio turnover rate	45% A	75%	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investment Changes (Unaudited)

Fund Holdings as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	7.1	6.1
Fidelity Blue Chip Growth Fund	6.6	0.0
Fidelity Disciplined Equity Fund	10.0	6.3
Fidelity Equity-Income Fund	10.1	6.2
Fidelity Large Cap Core Enhanced Index Fund	0.0	10.3
Fidelity Series 100 Index Fund	5.5	7.7
Fidelity Series Broad Market Opportunities Fund	10.1	10.1
Fidelity Series Small Cap Opportunities Fund	1.0	4.0
	50.4	50.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.7	12.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.3	3.3
Fidelity Strategic Income Fund	3.4	3.4
	6.7	6.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.3
Fidelity Strategic Real Return Fund	5.2	5.2
Fidelity Total Bond Fund	15.8	15.8
	26.3	26.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	1.9	1.7
Fidelity Short-Term Bond Fund	2.0	1.8
	3.9	3.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	50.4%
International Equity Funds	12.7%
High Yield Fixed-Income Funds	6.7%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	3.9%

Six months ago
Domestic Equity Funds	50.7%
International Equity Funds	12.8%
High Yield Fixed-Income Funds	6.7%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	3.5%

Expected
Domestic Equity Funds	50.6%
International Equity Funds	12.7%
High Yield Fixed-Income Funds	6.5%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	4.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2011. The current allocation is based on the fund's holdings as of January 31, 2012. The expected allocation represents the fund's anticipated allocation at July 31, 2012.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 63.1%
	Shares	Value
Domestic Equity Funds - 50.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	24,057	$ 415,945
Fidelity Blue Chip Growth Fund	8,528	386,140
Fidelity Disciplined Equity Fund	26,175	587,097
Fidelity Equity-Income Fund	13,787	589,675
Fidelity Series 100 Index Fund	35,359	324,594
Fidelity Series Broad Market Opportunities Fund	58,406	589,901
Fidelity Series Small Cap Opportunities Fund	5,383	59,163
TOTAL DOMESTIC EQUITY FUNDS		2,952,515
International Equity Funds - 12.7%
Fidelity Advisor International Discovery Fund Institutional Class	25,573	741,866
TOTAL EQUITY FUNDS (Cost $3,446,428)		3,694,381
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 6.7%
Fidelity Capital & Income Fund	21,660	194,719
Fidelity Strategic Income Fund	17,708	194,969
TOTAL HIGH YIELD FIXED-INCOME FUNDS		389,688

	Shares	Value
Investment Grade Fixed-Income Funds - 26.3%
Fidelity Government Income Fund	28,510	$ 308,193
Fidelity Strategic Real Return Fund	32,328	306,473
Fidelity Total Bond Fund	83,809	924,416
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,539,082
TOTAL FIXED-INCOME FUNDS (Cost $1,830,287)		1,928,770
Short-Term Funds - 3.9%

Fidelity Institutional Money Market Portfolio Institutional Class	113,780	113,780
Fidelity Short-Term Bond Fund	13,363	114,123
TOTAL SHORT-TERM FUNDS (Cost $226,058)		227,903
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,502,773)		5,851,054
NET OTHER ASSETS (LIABILITIES) - 0.0%		7
NET ASSETS - 100%		$ 5,851,061
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2012 (Unaudited)
Assets
Investment in securities, at value (cost $5,502,773) - See accompanying schedule	$ 5,851,054
Cash	40
Total assets	5,851,094

Liabilities
Distribution and service plan fees payable	33

Net Assets	$ 5,851,061
Net Assets consist of:
Paid in capital	$ 5,617,213
Undistributed net investment income	1,267
Accumulated undistributed net realized gain (loss) on investments	(115,700)
Net unrealized appreciation (depreciation) on investments	348,281
Net Assets	$ 5,851,061
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($19,248 ÷ 409.15 shares)	$ 47.04

Maximum offering price per share (100/94.25 of $47.04)	$ 49.91
Class T: Net Asset Value and redemption price per share ($24,056 ÷ 511.27 shares)	$ 47.05

Maximum offering price per share (100/96.50 of $47.05)	$ 48.76

Class C: Net Asset Value and offering price per share ($23,560 ÷ 500.90 shares)A	$ 47.04

Income Replacement 2042: Net Asset Value, offering price and redemption price per share ($5,759,630 ÷ 122,460.55 shares)	$ 47.03

Institutional Class: Net Asset Value, offering price and redemption price per share ($24,567 ÷ 522.37 shares)	$ 47.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2012 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 71,187

Expenses
Distribution and service plan fees	$ 202
Independent trustees' compensation	10
Total expenses before reductions	212
Expense reductions	(10)	202
Net investment income (loss)		70,985
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(37,677)
Capital gain distributions from underlying funds	45,209
Total net realized gain (loss)		7,532
Change in net unrealized appreciation (depreciation) on underlying funds		(170,842)
Net gain (loss)		(163,310)
Net increase (decrease) in net assets resulting from operations		$ (92,325)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 70,985	$ 84,257
Net realized gain (loss)	7,532	(16,404)
Change in net unrealized appreciation (depreciation)	(170,842)	478,706
Net increase (decrease) in net assets resulting from operations	(92,325)	546,559
Distributions to shareholders from net investment income	(70,826)	(84,042)
Distributions to shareholders from net realized gain	(15,935)	(15,604)
Total distributions	(86,761)	(99,646)
Share transactions - net increase (decrease)	397,782	1,650,368
Total increase (decrease) in net assets	218,696	2,097,281

Net Assets
Beginning of period	5,632,365	3,535,084
End of period (including undistributed net investment income of $1,267 and undistributed net investment income of $1,108, respectively)	$ 5,851,061	$ 5,632,365

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.52	$ 43.04	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.527	.757	.747	.819	.425
Net realized and unrealized gain (loss)	(1.348)	5.719	4.285	(6.123)	(4.836)
Total from investment operations	(.821)	6.476	5.032	(5.304)	(4.411)
Distributions from net investment income	(.527)	(.801)	(.717)	(.866)	(.389)
Distributions from net realized gain	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(.659)	(.996)	(.822)	(1.066)	(.389)
Net asset value, end of period	$ 47.04	$ 48.52	$ 43.04	$ 38.83	$ 45.20
Total Return B,C,D	(1.64)%	15.12%	13.00%	(11.40)%	(8.85)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25% A
Net investment income (loss)	2.32% A	1.61%	1.77%	2.32%	1.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19	$ 23	$ 29	$ 88	$ 91
Portfolio turnover rate	49% A	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.53	$ 43.04	$ 38.83	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.471	.637	.642	.739	.365
Net realized and unrealized gain (loss)	(1.348)	5.727	4.281	(6.128)	(4.852)
Total from investment operations	(.877)	6.364	4.923	(5.389)	(4.487)
Distributions from net investment income	(.471)	(.679)	(.608)	(.771)	(.323)
Distributions from net realized gain	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(.603)	(.874)	(.713)	(.971)	(.323)
Net asset value, end of period	$ 47.05	$ 48.53	$ 43.04	$ 38.83	$ 45.19
Total Return B,C,D	(1.76)%	14.85%	12.71%	(11.62)%	(9.00)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50% A
Net investment income (loss)	2.07% A	1.35%	1.52%	2.07%	1.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24	$ 29	$ 37	$ 57	$ 91
Portfolio turnover rate	49% A	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.52	$ 43.05	$ 38.84	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.356	.402	.430	.560	.226
Net realized and unrealized gain (loss)	(1.338)	5.719	4.275	(6.123)	(4.846)
Total from investment operations	(.982)	6.121	4.705	(5.563)	(4.620)
Distributions from net investment income	(.366)	(.456)	(.390)	(.587)	(.190)
Distributions from net realized gain	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(.498)	(.651)	(.495)	(.787)	(.190)
Net asset value, end of period	$ 47.04	$ 48.52	$ 43.05	$ 38.84	$ 45.19
Total Return B,C,D	(1.99)%	14.26%	12.12%	(12.05)%	(9.25)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	1.57% A	.85%	1.02%	1.57%	.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24	$ 28	$ 37	$ 56	$ 91
Portfolio turnover rate	49% A	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2042

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.51	$ 43.03	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.583	.880	.857	.900	.496
Net realized and unrealized gain (loss)	(1.347)	5.719	4.279	(6.114)	(4.840)
Total from investment operations	(.764)	6.599	5.136	(5.214)	(4.344)
Distributions from net investment income	(.584)	(.924)	(.831)	(.956)	(.456)
Distributions from net realized gain	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(.716)	(1.119)	(.936)	(1.156)	(.456)
Net asset value, end of period	$ 47.03	$ 48.51	$ 43.03	$ 38.83	$ 45.20
Total Return B,C	(1.52)%	15.42%	13.27%	(11.18)%	(8.72)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.57% A	1.86%	2.02%	2.57%	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,760	$ 5,524	$ 3,395	$ 1,395	$ 969
Portfolio turnover rate	49% A	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.51	$ 43.03	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.584	.874	.855	.918	.504
Net realized and unrealized gain (loss)	(1.348)	5.725	4.281	(6.132)	(4.848)
Total from investment operations	(.764)	6.599	5.136	(5.214)	(4.344)
Distributions from net investment income	(.584)	(.924)	(.831)	(.956)	(.456)
Distributions from net realized gain	(.132)	(.195)	(.105)	(.200)	-
Total distributions	(.716)	(1.119)	(.936)	(1.156)	(.456)
Net asset value, end of period	$ 47.03	$ 48.51	$ 43.03	$ 38.83	$ 45.20
Total Return B,C	(1.52)%	15.42%	13.27%	(11.18)%	(8.72)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.57% A	1.86%	2.02%	2.57%	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25	$ 29	$ 38	$ 57	$ 91
Portfolio turnover rate	49% A	15%	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

1. Organization.

Fidelity Income Replacement 2016 FundSM, Fidelity Income Replacement 2018 FundSM, Fidelity Income Replacement 2020 FundSM, Fidelity Income Replacement 2022 FundSM, Fidelity Income Replacement 2024 FundSM, Fidelity Income Replacement 2026 FundSM, Fidelity Income Replacement 2028 FundSM, Fidelity Income Replacement 2030 FundSM, Fidelity Income Replacement 2032 FundSM, Fidelity Income Replacement 2034 FundSM, Fidelity Income Replacement 2036 FundSM, Fidelity Income Replacement 2038 FundSM, Fidelity Income Replacement 2040 FundSM and Fidelity Income Replacement 2042 FundSM (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Each Fund offers Class A, Class T, Class C, Income Replacement and Institutional Class shares, except for Fidelity Income Replacement 2016 Fund. Fidelity Income Replacement 2016 Fund offers Income Replacement shares. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class. Effective after the close of business on January 31, 2012, Fidelity Income Replacement 2016 Fund's Class A, Class T, Class C and Institutional Class shares were closed to new accounts and additional purchases, except for reinvestments. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Income Replacement 2016 Fund	$ 8,659,753	$ 483,928	$ (42,456)	$ 441,472
Fidelity Income Replacement 2018 Fund	5,039,358	144,958	(131,093)	13,865
Fidelity Income Replacement 2020 Fund	3,700,233	267,155	(34,987)	232,168
Fidelity Income Replacement 2022 Fund	3,643,276	64,638	(154,067)	(89,429)
Fidelity Income Replacement 2024 Fund	1,794,352	57,357	(43,345)	14,012
Fidelity Income Replacement 2026 Fund	2,073,253	27,204	(70,273)	(43,069)
Fidelity Income Replacement 2028 Fund	5,212,211	221,804	(150,460)	71,344
Fidelity Income Replacement 2030 Fund	4,152,283	177,067	(75,771)	101,296
Fidelity Income Replacement 2032 Fund	1,920,594	104,029	(12,244)	91,785
Fidelity Income Replacement 2034 Fund	1,956,350	203,523	(21,584)	181,939
Fidelity Income Replacement 2036 Fund	2,927,720	37,019	(137,395)	(100,376)
Fidelity Income Replacement 2038 Fund	1,256,727	158,597	(952)	157,645
Fidelity Income Replacement 2040 Fund	1,912,297	101,339	(43,059)	58,280
Fidelity Income Replacement 2042 Fund	5,551,413	422,701	(123,060)	299,641

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2011, capital loss carryforwards were as follows:

	Fiscal year of expiration
	2017	2018	2019	Total capital loss carryforward
Fidelity Income Replacement 2016 Fund	$ (11,321)	$ (234,074)	$ (128,097)	$ (373,492)
Fidelity Income Replacement 2018 Fund	(123,548)	(410,862)	(37,212)	(571,622)
Fidelity Income Replacement 2020 Fund	(3,778)	(118,446)	(22,198)	(144,422)
Fidelity Income Replacement 2022 Fund	(64,025)	(481,397)	(74,118)	(619,540)
Fidelity Income Replacement 2024 Fund	(9,801)	(66,647)	(58,344)	(134,792)
Fidelity Income Replacement 2026 Fund	-	(233,577)	-	(233,577)
Fidelity Income Replacement 2028 Fund	(7,815)	(381,761)	(210,425)	(600,001)
Fidelity Income Replacement 2030 Fund	(33,830)	(85,896)	-	(119,726)
Fidelity Income Replacement 2032 Fund	-	(160,350)	-	(160,350)
Fidelity Income Replacement 2034 Fund	-	(62,824)	(43,660)	(106,484)
Fidelity Income Replacement 2036 Fund	(19,968)	(183,763)	(2,877)	(206,608)
Fidelity Income Replacement 2038 Fund	-	(11,570)	(48,487)	(60,057)
Fidelity Income Replacement 2040 Fund	(763)	(152,507)	(16,690)	(169,960)
Fidelity Income Replacement 2042 Fund	(2,106)	(15,348)	(33,938)	(51,392)

Certain of the Funds intend to elect to defer to the fiscal year ending July 31, 2012 capital losses recognized during the period November 1, 2010 to July  31, 2011. Loss deferrals were as follows:

Capital losses
Fidelity Income Replacement 2038 Fund	$ (18,954)

Semiannual Report

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	2,711,451	3,511,018
Fidelity Income Replacement 2018 Fund	1,218,501	1,376,352
Fidelity Income Replacement 2020 Fund	1,060,664	1,033,719
Fidelity Income Replacement 2022 Fund	1,302,783	1,084,268
Fidelity Income Replacement 2024 Fund	862,757	910,635
Fidelity Income Replacement 2026 Fund	905,156	932,620
Fidelity Income Replacement 2028 Fund	1,543,768	2,202,450
Fidelity Income Replacement 2030 Fund	1,531,498	1,510,040
Fidelity Income Replacement 2032 Fund	822,836	359,462
Fidelity Income Replacement 2034 Fund	464,723	500,698
Fidelity Income Replacement 2036 Fund	1,052,122	1,101,973
Fidelity Income Replacement 2038 Fund	342,686	478,576
Fidelity Income Replacement 2040 Fund	443,746	547,387
Fidelity Income Replacement 2042 Fund	1,805,991	1,378,779

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, Strategic Advisers pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid by each Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,937	$ -
Class T	.25%	.25%	1,048	2
Class C	.75%	.25%	4,625	1,512
			$ 7,610	$ 1,514
Fidelity Income Replacement 2018 Fund
Class A	-%	.25%	$ 934	$ -
Class T	.25%	.25%	350	2
Class C	.75%	.25%	1,065	164
			$ 2,349	$ 166
Fidelity Income Replacement 2020 Fund
Class A	-%	.25%	$ 512	$ 229
Class T	.25%	.25%	460	-
Class C	.75%	.25%	1,327	214
			$ 2,299	$ 443
Fidelity Income Replacement 2022 Fund
Class A	-%	.25%	$ 94	$ -
Class T	.25%	.25%	38	-
Class C	.75%	.25%	141	21
			$ 273	$ 21
Fidelity Income Replacement 2024 Fund
Class A	-%	.25%	$ 248	$ 5
Class T	.25%	.25%	308	46
Class C	.75%	.25%	818	14
			$ 1,374	$ 65

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Income Replacement 2026 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 127	$ -
Class T	.25%	.25%	290	10
Class C	.75%	.25%	871	39
			$ 1,288	$ 49
Fidelity Income Replacement 2028 Fund
Class A	-%	.25%	$ 156	$ -
Class T	.25%	.25%	307	-
Class C	.75%	.25%	222	-
			$ 685	$ -
Fidelity Income Replacement 2030 Fund
Class A	-%	.25%	$ 84	$ 1
Class T	.25%	.25%	34	18
Class C	.75%	.25%	1,514	789
			$ 1,632	$ 808
Fidelity Income Replacement 2032 Fund
Class A	-%	.25%	$ 253	$ 5
Class T	.25%	.25%	60	60
Class C	.75%	.25%	95	95
			$ 408	$ 160
Fidelity Income Replacement 2034 Fund
Class A	-%	.25%	$ 21	$ 21
Class T	.25%	.25%	60	60
Class C	.75%	.25%	83	83
			$ 164	$ 164
Fidelity Income Replacement 2036 Fund
Class A	-%	.25%	$ 33	$ 24
Class T	.25%	.25%	672	8
Class C	.75%	.25%	989	413
			$ 1,694	$ 445
Fidelity Income Replacement 2038 Fund
Class A	-%	.25%	$ 42	$ 3
Class T	.25%	.25%	264	22
Class C	.75%	.25%	341	2
			$ 647	$ 27
Fidelity Income Replacement 2040 Fund
Class A	-%	.25%	$ 99	$ 10
Class T	.25%	.25%	308	10
Class C	.75%	.25%	375	6
			$ 782	$ 26
Fidelity Income Replacement 2042 Fund
Class A	-%	.25%	$ 24	$ 6
Class T	.25%	.25%	60	60
Class C	.75%	.25%	118	118
			$ 202	$ 184

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Retained by FDC
Class C*	$ 4
Fidelity Income Replacement 2020 Fund
Class A	$ 1
Fidelity Income Replacement 2022 Fund
Class A	$ 6,457
Fidelity Income Replacement 2024 Fund
Class T	$ 690
Fidelity Income Replacement 2026 Fund
Class T	$ 4
Fidelity Income Replacement 2028 Fund
Class A	$ 293
Fidelity Income Replacement 2036 Fund
Class C*	$ 51
Fidelity Income Replacement 2042 Fund
Class A	$ 1

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded distribution and service fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Reimbursement from adviser*

Fidelity Income Replacement 2016 Fund	$ 18
Fidelity Income Replacement 2018 Fund	9
Fidelity Income Replacement 2020 Fund	7
Fidelity Income Replacement 2022 Fund	6
Fidelity Income Replacement 2024 Fund	3
Fidelity Income Replacement 2026 Fund	4
Fidelity Income Replacement 2028 Fund	11
Fidelity Income Replacement 2030 Fund	8
Fidelity Income Replacement 2032 Fund	3
Fidelity Income Replacement 2034 Fund	4
Fidelity Income Replacement 2036 Fund	5
Fidelity Income Replacement 2038 Fund	3
Fidelity Income Replacement 2040 Fund	4
Fidelity Income Replacement 2042 Fund	10

* Represents total amount reimbursed to the Fund. Each class has received pro-rata allocation of reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 12,374	$ 34,923
Class T	2,501	8,720
Class C	5,411	10,052
Income Replacement 2016	68,117	138,777
Institutional Class	602	1,953
Total	$ 89,005	$ 194,425
From net realized gain
Class A	$ 4,976	$ 11,231
Class T	1,014	3,381
Class C	4,218	6,082
Income Replacement 2016	28,030	37,507
Institutional Class	312	546
Total	$ 38,550	$ 58,747
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 6,966	$ 18,636
Class T	1,127	1,201
Class C	1,183	1,971
Income Replacement 2018	39,709	78,313
Institutional Class	1,956	6,785
Total	$ 50,941	$ 106,906
From net realized gain
Class A	$ 3,011	$ 5,977
Class T	560	252
Class C	852	980
Income Replacement 2018	15,393	19,822
Institutional Class	512	1,775
Total	$ 20,328	$ 28,806
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 4,021	$ 10,048
Class T	1,597	2,330
Class C	1,937	2,700
Income Replacement 2020	32,354	55,571
Institutional Class	352	898
Total	$ 40,261	$ 71,547
From net realized gain
Class A	$ 1,517	$ 2,797
Class T	694	638
Class C	1,162	1,402
Income Replacement 2020	11,189	11,887
Institutional Class	119	234
Total	$ 14,681	$ 16,958
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 779	$ 1,130
Class T	106	862
Class C	162	326
Income Replacement 2022	33,405	55,484
Institutional Class	36	83
Total	$ 34,488	$ 57,885

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended January 31, 2012	Year ended July 31, 2011
Fidelity Income Replacement 2022 Fund
From net realized gain
Class A	$ 242	$ 313
Class T	32	343
Class C	95	169
Income Replacement 2022	10,582	11,885
Institutional Class	11	20
Total	$ 10,962	$ 12,730
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 2,082	$ 4,200
Class T	1,451	640
Class C	1,096	1,582
Income Replacement 2024	15,598	22,670
Institutional Class	269	601
Total	$ 20,496	$ 29,693
From net realized gain
Class A	$ 710	$ 1,169
Class T	601	211
Class C	575	755
Income Replacement 2024	4,764	4,799
Institutional Class	80	144
Total	$ 6,730	$ 7,078
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 1,053	$ 847
Class T	1,055	1,742
Class C	1,140	1,651
Income Replacement 2026	18,316	19,092
Institutional Class	265	582
Total	$ 21,829	$ 23,914
From net realized gain
Class A	$ 335	$ 163
Class T	383	515
Class C	570	762
Income Replacement 2026	5,283	3,053
Institutional Class	75	133
Total	$ 6,646	$ 4,626
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 1,196	$ 5,819
Class T	1,159	1,766
Class C	292	483
Income Replacement 2028	60,821	108,055
Institutional Class	271	594
Total	$ 63,739	$ 116,717
From net realized gain
Class A	$ 325	$ 1,624
Class T	397	551
Class C	135	224
Income Replacement 2028	16,208	23,226
Institutional Class	73	138
Total	$ 17,138	$ 25,763

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended January 31, 2012	Year ended July 31, 2011
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 716	$ 1,034
Class T	109	193
Class C	2,269	2,028
Income Replacement 2030	46,762	50,801
Institutional Class	270	585
Total	$ 50,126	$ 54,641
From net realized gain
Class A	$ 209	$ 210
Class T	38	35
Class C	991	777
Income Replacement 2030	12,458	9,584
Institutional Class	70	117
Total	$ 13,766	$ 10,723
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 2,187	$ 3,720
Class T	205	432
Class C	128	229
Income Replacement 2032	15,992	33,843
Institutional Class	186	1,022
Total	$ 18,698	$ 39,246
From net realized gain
Class A	$ 609	$ 874
Class T	66	125
Class C	55	104
Income Replacement 2032	4,065	7,076
Institutional Class	46	309
Total	$ 4,841	$ 8,488
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 181	$ 364
Class T	206	408
Class C	119	191
Income Replacement 2034	23,357	34,754
Institutional Class	1,245	1,932
Total	$ 25,108	$ 37,649
From net realized gain
Class A	$ 50	$ 99
Class T	65	130
Class C	49	99
Income Replacement 2034	5,761	7,355
Institutional Class	307	428
Total	$ 6,232	$ 8,111
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 282	$ 555
Class T	2,634	3,944
Class C	1,445	1,241
Income Replacement 2036	26,766	26,829
Institutional Class	323	1,583
Total	$ 31,450	$ 34,152

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended January 31, 2012	Year ended July 31, 2011
Fidelity Income Replacement 2036 Fund
From net realized gain
Class A	$ 75	$ 116
Class T	793	928
Class C	576	398
Income Replacement 2036	6,275	4,588
Institutional Class	78	299
Total	$ 7,797	$ 6,329
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 368	$ 565
Class T	1,027	664
Class C	528	725
Income Replacement 2038	14,183	37,593
Institutional Class	299	634
Total	$ 16,405	$ 40,181
From net realized gain
Class A	$ 96	$ 135
Class T	297	137
Class C	202	333
Income Replacement 2038	3,260	9,117
Institutional Class	69	139
Total	$ 3,924	$ 9,861
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 896	$ 1,176
Class T	1,264	1,854
Class C	586	859
Income Replacement 2040	20,681	29,421
Institutional Class	519	1,064
Total	$ 23,946	$ 34,374
From net realized gain
Class A	$ 224	$ 360
Class T	359	502
Class C	216	361
Income Replacement 2040	4,701	5,813
Institutional Class	124	227
Total	$ 5,624	$ 7,263
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 215	$ 425
Class T	240	459
Class C	182	302
Income Replacement 2042	69,884	82,219
Institutional Class	305	637
Total	$ 70,826	$ 84,042
From net realized gain
Class A	$ 53	$ 108
Class T	67	138
Class C	65	136
Income Replacement 2042	15,682	15,082
Institutional Class	68	140
Total	$ 15,935	$ 15,604

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Fidelity Income Replacement 2016 Fund
Class A
Shares sold	-	1,492	$ -	$ 72,585
Reinvestment of distributions	288	780	14,049	38,177
Shares redeemed	(12,558)	(15,236)	(612,775)	(747,263)
Net increase (decrease)	(12,270)	(12,964)	$ (598,726)	$ (636,501)
Class T
Shares sold	265	-	$ 12,983	$ -
Reinvestment of distributions	51	201	2,510	9,845
Shares redeemed	(6,093)	(3,144)	(297,043)	(154,952)
Net increase (decrease)	(5,777)	(2,943)	$ (281,550)	$ (145,107)
Class C
Shares sold	6,125	2,527	$ 300,000	$ 125,000
Reinvestment of distributions	141	238	6,891	11,623
Shares redeemed	(1,118)	(10,384)	(54,423)	(518,601)
Net increase (decrease)	5,148	(7,619)	$ 252,468	$ (381,978)
Income Replacement 2016
Shares sold	17,998	39,876	$ 877,728	$ 1,956,078
Reinvestment of distributions	930	1,346	45,471	66,013
Shares redeemed	(23,953)	(50,919)	(1,170,325)	(2,509,419)
Net increase (decrease)	(5,025)	(9,697)	$ (247,126)	$ (487,328)
Institutional Class
Shares sold	752	841	$ 36,796	$ 41,400
Reinvestment of distributions	8	8	416	403
Shares redeemed	(97)	(2,264)	(4,700)	(113,147)
Net increase (decrease)	663	(1,415)	$ 32,512	$ (71,344)
Fidelity Income Replacement 2018 Fund
Class A
Shares sold	233	1,564	$ 11,543	$ 72,093
Reinvestment of distributions	120	230	5,806	11,233
Shares redeemed	(731)	(10,781)	(35,500)	(535,725)
Net increase (decrease)	(378)	(8,987)	$ (18,151)	$ (452,399)
Class T
Shares sold	-	2,045	$ -	$ 102,042
Reinvestment of distributions	15	14	724	665
Shares redeemed	(190)	(207)	(9,222)	(10,225)
Net increase (decrease)	(175)	1,852	$ (8,498)	$ 92,482
Class C
Shares sold	-	697	$ -	$ 35,000
Reinvestment of distributions	34	46	1,668	2,243
Shares redeemed	(291)	(541)	(14,129)	(26,508)
Net increase (decrease)	(257)	202	$ (12,461)	$ 10,735
Income Replacement 2018
Shares sold	8,057	27,556	$ 388,821	$ 1,335,152
Reinvestment of distributions	402	432	19,507	21,162
Shares redeemed	(7,599)	(30,915)	(367,211)	(1,518,106)
Net increase (decrease)	860	(2,927)	$ 41,117	$ (161,792)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	-	6	9	294
Shares redeemed	(3,839)	(1,111)	(185,000)	(54,894)
Net increase (decrease)	(3,839)	(1,105)	$ (184,991)	$ (54,600)

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	3	5	$ 134	$ 266
Reinvestment of distributions	77	193	3,713	9,448
Shares redeemed	(538)	(4,655)	(25,908)	(230,357)
Net increase (decrease)	(458)	(4,457)	$ (22,061)	$ (220,643)
Class T
Shares sold	-	1,002	$ -	$ 50,063
Reinvestment of distributions	39	56	1,900	2,725
Shares redeemed	(192)	(41)	(9,357)	(2,073)
Net increase (decrease)	(153)	1,017	$ (7,457)	$ 50,715
Class C
Shares sold	1,770	-	$ 87,281	$ -
Reinvestment of distributions	47	59	2,252	2,866
Shares redeemed	(4)	(1,882)	(184)	(93,646)
Net increase (decrease)	1,813	(1,823)	$ 89,349	$ (90,780)
Income Replacement 2020
Shares sold	9,218	36,410	$ 444,582	$ 1,796,170
Reinvestment of distributions	342	417	16,556	20,472
Shares redeemed	(10,646)	(23,522)	(513,690)	(1,171,587)
Net increase (decrease)	(1,086)	13,305	$ (52,552)	$ 645,055
Institutional Class
Shares sold	-	397	$ -	$ 20,000
Reinvestment of distributions	10	23	471	1,132
Shares redeemed	-	(833)	-	(41,702)
Net increase (decrease)	10	(413)	$ 471	$ (20,570)
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	3,649	567	$ 178,382	$ 27,240
Reinvestment of distributions	13	15	637	735
Shares redeemed	(34)	(67)	(1,626)	(3,203)
Net increase (decrease)	3,628	515	$ 177,393	$ 24,772
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	3	15	138	718
Shares redeemed	(285)	(1,248)	(13,600)	(61,978)
Net increase (decrease)	(282)	(1,233)	$ (13,462)	$ (61,260)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	1	4	28	172
Shares redeemed	(93)	(319)	(4,361)	(15,279)
Net increase (decrease)	(92)	(315)	$ (4,333)	$ (15,107)
Income Replacement 2022
Shares sold	13,305	23,188	$ 639,953	$ 1,142,442
Reinvestment of distributions	258	293	12,344	14,318
Shares redeemed	(12,644)	(10,448)	(608,213)	(520,826)
Net increase (decrease)	919	13,033	$ 44,084	$ 635,934
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	1	2	47	103
Shares redeemed	(11)	(37)	(515)	(1,783)
Net increase (decrease)	(10)	(35)	$ (468)	$ (1,680)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	623	117	$ 30,000	$ 5,864
Reinvestment of distributions	44	86	2,107	4,191
Shares redeemed	(176)	(2,180)	(8,328)	(108,524)
Net increase (decrease)	491	(1,977)	$ 23,779	$ (98,469)
Class T
Shares sold	2,919	-	$ 135,760	$ -
Reinvestment of distributions	19	17	910	851
Shares redeemed	(179)	(392)	(8,495)	(18,805)
Net increase (decrease)	2,759	(375)	$ 128,175	$ (17,954)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	4	19	199	922
Shares redeemed	(37)	(74)	(1,777)	(3,621)
Net increase (decrease)	(33)	(55)	$ (1,578)	$ (2,699)
Income Replacement 2024
Shares sold	7,217	9,431	$ 342,596	$ 469,295
Reinvestment of distributions	168	156	8,043	7,661
Shares redeemed	(11,587)	(2,819)	(555,355)	(138,862)
Net increase (decrease)	(4,202)	6,768	$ (204,716)	$ 338,094
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	7	15	349	745
Shares redeemed	(78)	(268)	(3,719)	(12,871)
Net increase (decrease)	(71)	(253)	$ (3,370)	$ (12,126)
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	-	1,608	$ -	$ 79,966
Reinvestment of distributions	13	16	629	777
Shares redeemed	(48)	(434)	(2,278)	(20,829)
Net increase (decrease)	(35)	1,190	$ (1,649)	$ 59,914
Class T
Shares sold	36	187	$ 1,692	$ 8,556
Reinvestment of distributions	24	38	1,157	1,819
Shares redeemed	(214)	(172)	(10,230)	(7,742)
Net increase (decrease)	(154)	53	$ (7,381)	$ 2,633
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	36	50	1,710	2,413
Shares redeemed	(104)	(206)	(4,943)	(9,967)
Net increase (decrease)	(68)	(156)	$ (3,233)	$ (7,554)
Income Replacement 2026
Shares sold	11,563	24,011	$ 544,013	$ 1,180,279
Reinvestment of distributions	242	233	11,445	11,328
Shares redeemed	(12,464)	(4,444)	(577,546)	(219,154)
Net increase (decrease)	(659)	19,800	$ (22,088)	$ 972,453
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	7	15	340	715
Shares redeemed	(79)	(269)	(3,693)	(12,796)
Net increase (decrease)	(72)	(254)	$ (3,353)	$ (12,081)

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	791	-	$ 36,528	$ -
Reinvestment of distributions	31	153	1,469	7,443
Shares redeemed	(1,361)	(5,420)	(64,118)	(273,625)
Net increase (decrease)	(539)	(5,267)	$ (26,121)	$ (266,182)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	24	397	1,194
Shares redeemed	(40)	(4,677)	(1,920)	(209,519)
Net increase (decrease)	(32)	(4,653)	$ (1,523)	$ (208,325)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	3	4	133	180
Shares redeemed	(103)	(148)	(5,000)	(7,212)
Net increase (decrease)	(100)	(144)	$ (4,867)	$ (7,032)
Income Replacement 2028
Shares sold	6,595	9,722	$ 315,912	$ 477,899
Reinvestment of distributions	502	871	23,908	42,621
Shares redeemed	(21,045)	(13,911)	(991,746)	(676,445)
Net increase (decrease)	(13,948)	(3,318)	$ (651,926)	$ (155,925)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	7	15	344	732
Shares redeemed	(79)	(266)	(3,680)	(12,757)
Net increase (decrease)	(72)	(251)	$ (3,336)	$ (12,025)
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	-	534	$ -	$ 26,388
Reinvestment of distributions	4	10	182	506
Shares redeemed	(22)	(578)	(1,030)	(27,630)
Net increase (decrease)	(18)	(34)	$ (848)	$ (736)
Class T
Shares sold	130	130	$ 5,786	$ 6,467
Reinvestment of distributions	3	4	146	177
Shares redeemed	(173)	(839)	(7,763)	(39,979)
Net increase (decrease)	(40)	(705)	$ (1,831)	$ (33,335)
Class C
Shares sold	1,702	2,512	$ 80,000	$ 125,006
Reinvestment of distributions	38	56	1,802	2,702
Shares redeemed	(489)	(1,287)	(22,940)	(63,685)
Net increase (decrease)	1,251	1,281	$ 58,862	$ 64,023
Income Replacement 2030
Shares sold	12,280	52,301	$ 576,366	$ 2,568,351
Reinvestment of distributions	583	466	27,545	22,746
Shares redeemed	(14,032)	(9,315)	(657,604)	(455,782)
Net increase (decrease)	(1,169)	43,452	$ (53,693)	$ 2,135,315
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	7	14	340	702
Shares redeemed	(79)	(267)	(3,667)	(12,724)
Net increase (decrease)	(72)	(253)	$ (3,327)	$ (12,022)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	-	1,251	$ -	$ 61,087
Reinvestment of distributions	55	92	2,488	4,419
Shares redeemed	(52)	(1,523)	(2,367)	(74,213)
Net increase (decrease)	3	(180)	$ 121	$ (8,707)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	6	12	271	557
Shares redeemed	(78)	(266)	(3,575)	(12,454)
Net increase (decrease)	(72)	(254)	$ (3,304)	$ (11,897)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	4	7	183	333
Shares redeemed	(66)	(221)	(2,961)	(10,354)
Net increase (decrease)	(62)	(214)	$ (2,778)	$ (10,021)
Income Replacement 2032
Shares sold	11,507	13,347	$ 536,880	$ 630,717
Reinvestment of distributions	363	561	16,931	27,010
Shares redeemed	(1,935)	(18,955)	(90,046)	(922,796)
Net increase (decrease)	9,935	(5,047)	$ 463,765	$ (265,069)
Institutional Class
Shares sold	-	550	$ -	$ 25,000
Reinvestment of distributions	5	11	232	530
Shares redeemed	(54)	(1,556)	(2,501)	(74,627)
Net increase (decrease)	(49)	(995)	$ (2,269)	$ (49,097)
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	5	10	231	462
Shares redeemed	(59)	(199)	(2,698)	(9,387)
Net increase (decrease)	(54)	(189)	$ (2,467)	$ (8,925)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	6	11	271	538
Shares redeemed	(77)	(263)	(3,549)	(12,373)
Net increase (decrease)	(71)	(252)	$ (3,278)	$ (11,835)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	4	6	168	289
Shares redeemed	(58)	(199)	(2,686)	(9,399)
Net increase (decrease)	(54)	(193)	$ (2,518)	$ (9,110)
Income Replacement 2034
Shares sold	47	15,037	$ 2,237	$ 741,550
Reinvestment of distributions	223	308	10,397	14,854
Shares redeemed	(1,382)	(11,217)	(64,428)	(548,641)
Net increase (decrease)	(1,112)	4,128	$ (51,794)	$ 207,763
Institutional Class
Shares sold	259	-	$ 12,168	$ -
Reinvestment of distributions	33	40	1,552	1,922
Shares redeemed	(9)	(4)	(431)	(220)
Net increase (decrease)	283	36	$ 13,289	$ 1,702

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	-	22	$ -	$ 1,088
Reinvestment of distributions	8	14	357	671
Shares redeemed	(91)	(305)	(4,165)	(14,218)
Net increase (decrease)	(83)	(269)	$ (3,808)	$ (12,459)
Class T
Shares sold	-	592	$ -	$ 29,293
Reinvestment of distributions	30	41	1,383	1,979
Shares redeemed	(122)	(810)	(5,660)	(39,495)
Net increase (decrease)	(92)	(177)	$ (4,277)	$ (8,223)
Class C
Shares sold	-	1,929	$ -	$ 93,800
Reinvestment of distributions	44	34	2,021	1,639
Shares redeemed	(263)	(264)	(12,131)	(12,450)
Net increase (decrease)	(219)	1,699	$ (10,110)	$ 82,989
Income Replacement 2036
Shares sold	8,580	36,939	$ 410,000	$ 1,794,635
Reinvestment of distributions	216	302	9,965	14,515
Shares redeemed	(10,343)	(1,164)	(466,849)	(56,447)
Net increase (decrease)	(1,547)	36,077	$ (46,884)	$ 1,752,703
Institutional Class
Shares sold	-	49	$ -	$ 2,283
Reinvestment of distributions	7	40	401	1,882
Shares redeemed	-	(1,881)	-	(90,082)
Net increase (decrease)	7	(1,792)	$ 401	$ (85,917)
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	10	15	464	700
Shares redeemed	-	(37)	-	(1,526)
Net increase (decrease)	10	(22)	$ 464	$ (826)
Class T
Shares sold	-	2,160	$ -	$ 103,818
Reinvestment of distributions	13	13	591	597
Shares redeemed	(419)	(408)	(18,742)	(19,017)
Net increase (decrease)	(406)	1,765	$ (18,151)	$ 85,398
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	16	22	730	1,058
Shares redeemed	-	(624)	-	(28,467)
Net increase (decrease)	16	(602)	$ 730	$ (27,409)
Income Replacement 2038
Shares sold	837	1,521	$ 39,029	$ 73,871
Reinvestment of distributions	217	582	9,853	27,411
Shares redeemed	(3,768)	(21,894)	(171,707)	(1,042,929)
Net increase (decrease)	(2,714)	(19,791)	$ (122,825)	$ (941,647)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	16	368	773
Shares redeemed	(86)	(291)	(3,850)	(13,482)
Net increase (decrease)	(78)	(275)	$ (3,482)	$ (12,709)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Fidelity Income Replacement 2040 Fund
Class A
Shares sold	-	2,779	$ -	$ 131,112
Reinvestment of distributions	25	26	1,120	1,246
Shares redeemed	(284)	(1,627)	(12,689)	(77,967)
Net increase (decrease)	(259)	1,178	$ (11,569)	$ 54,391
Class T
Shares sold	32	59	$ 1,446	$ 2,795
Reinvestment of distributions	35	50	1,623	2,356
Shares redeemed	(1)	(1)	(45)	(45)
Net increase (decrease)	66	108	$ 3,024	$ 5,106
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	18	26	802	1,220
Shares redeemed	-	(679)	-	(31,060)
Net increase (decrease)	18	(653)	$ 802	$ (29,840)
Income Replacement 2040
Shares sold	43	31,872	$ 2,000	$ 1,546,264
Reinvestment of distributions	243	348	11,038	16,441
Shares redeemed	(1,646)	(24,432)	(75,442)	(1,181,522)
Net increase (decrease)	(1,360)	7,788	$ (62,404)	$ 381,183
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	14	27	643	1,291
Shares redeemed	(961)	(478)	(44,356)	(22,066)
Net increase (decrease)	(947)	(451)	$ (43,713)	$ (20,775)
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	5	427	$ 216	$ 20,347
Reinvestment of distributions	6	11	268	533
Shares redeemed	(68)	(643)	(2,997)	(30,601)
Net increase (decrease)	(57)	(205)	$ (2,513)	$ (9,721)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	7	13	307	597
Shares redeemed	(85)	(287)	(3,786)	(13,228)
Net increase (decrease)	(78)	(274)	$ (3,479)	$ (12,631)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	5	9	247	438
Shares redeemed	(83)	(283)	(3,716)	(13,030)
Net increase (decrease)	(78)	(274)	$ (3,469)	$ (12,592)
Income Replacement 2042
Shares sold	11,985	40,366	$ 563,403	$ 1,950,277
Reinvestment of distributions	1,029	1,123	46,755	53,152
Shares redeemed	(4,427)	(6,501)	(199,430)	(305,462)
Net increase (decrease)	8,587	34,988	$ 410,728	$ 1,697,967
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	16	373	777
Shares redeemed	(87)	(291)	(3,858)	(13,432)
Net increase (decrease)	(79)	(275)	$ (3,485)	$ (12,655)

Semiannual Report

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within their principle investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Income Replacement 2028 Fund	Fidelity Income Replacement 2042 Fund
Fidelity Series Broad Market Opportunities Fund	12%	15%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Broad Market Opportunities Fund	100%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Income Replacement Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contract. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract is in the best interests of each fund and its shareholders and that the lack of compensation payable under the Advisory Contract is fair and reasonable. The Board's decision to renew the Advisory Contract was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, Inc. (the Investment Adviser), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Adviser's investment staff, including its size, education, experience, and resources, as well as the Investment Adviser's approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Adviser's trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Adviser and its affiliates under the Advisory Contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Semiannual Report

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured over multiple periods against a proprietary custom index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance.

Because each fund had been in existence less than five calendar years, for Income Replacement 2016 Fund, Income Replacement 2018 Fund, Income Replacement 2028 Fund, Income Replacement 2030 Fund, Income Replacement 2032 Fund, Income Replacement 2034 Fund, Income Replacement 2038 Fund, and Income Replacement 2040 Fund, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2010, the cumulative total returns of the retail class and Class C of the fund and the cumulative total returns of a proprietary custom index ("benchmark") and, for Income Replacement 2020 Fund, Income Replacement 2022 Fund, Income Replacement 2024 Fund, Income Replacement 2026 Fund, Income Replacement 2036 Fund, and Income Replacement 2042 Fund, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2010, the cumulative total returns of Institutional Class (Class I) and Class C of the fund and the cumulative total returns of its benchmark. The returns of the retail class or Institutional Class (Class I), as applicable, and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance).

For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings.

Income Replacement 2016 Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2018 Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Income Replacement 2020 Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Income Replacement 2022 Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Income Replacement 2024 Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2026 Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Income Replacement 2028 Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Income Replacement 2030 Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Income Replacement 2032 Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2034 Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Income Replacement 2036 Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Income Replacement 2038 Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Income Replacement 2040 Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2042 Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contract should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the funds do not pay the Investment Adviser a management fee for investment advisory services. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes, and also considered that each fund bears indirectly the expenses of the underlying funds in which it invests. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Income Replacement 2016 Fund

Income Replacement 2018 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2020 Fund

Income Replacement 2022 Fund

Semiannual Report

Income Replacement 2024 Fund

Income Replacement 2026 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2028 Fund

Income Replacement 2030 Fund

Semiannual Report

Income Replacement 2032 Fund

Income Replacement 2034 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2036 Fund

Income Replacement 2038 Fund

Semiannual Report

Income Replacement 2040 Fund

Income Replacement 2042 Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board noted that each fund invests in Institutional Class of the underlying fund (if that underlying fund offers multiple classes of shares) to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, Institutional Class of each underlying fund (or the underlying fund, if that underlying fund does not offer multiple classes of shares) bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that the Investment Adviser pays all other expenses of each fund, with limited exceptions.

The Board noted that the total expense ratio of each of Class A, Class C, Institutional Class, and the retail class of each fund ranked below its competitive median for 2010 and the total expense ratio of Class T of each fund ranked equal to its competitive median for 2010.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and the Investment Adviser pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)

RW-USAN-0312
1.848177.104

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Ultra-Short Bond

Fund - Class A and Class T

Semiannual Report

January 31, 2012

(Fidelity Cover Art)

Class A and Class T
are classes of
Fidelity® Ultra-Short Bond Fund

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(The Chairman's photo appears here.)

Dear Shareholder:

Following a year marked by unusually high volatility, 2012 began with most major asset classes advancing steadily in January. For U.S. equities, it was the strongest start to a new year since 1997. International stocks fared even better, despite continued uncertainty related to the sovereign debt crisis in Europe. Investors have been acutely sensitive to the latest news, for better or worse, coming out of the eurozone and its impact on financial markets. As we look ahead, the unresolved debt crisis in Europe remains at the center of a series of risk factors, summarized below, that we believe have the greatest potential to influence the global investment landscape.

Deleveraging and the economy

In the euro-currency area, fiscal austerity among nations and debt deleveraging among financial companies loaded with sovereign debt are deflationary measures and serve to hinder economic growth in the short term. Such an economic and financial-market scenario has not been historically supportive of strong performance among riskier assets, and emerges at a time when many nations need a resurgent economy to assist them in closing their budget deficits and in building confidence among bond buyers to help them refinance their existing debt obligations.

Slowdown in China and Europe

China's economy is the second-largest in the world, and it has been the biggest contributor to global growth since the end of the last recession. Thus, the slower pace of domestic growth in China has led to lower demand for imports of commodities and other construction materials from the rest of the world. In addition, economic weakness in Europe and the broad-based global economic slowdown are putting pressure on China's export growth, which has been largely responsible for its breakneck pace of annual gross domestic product (GDP) growth during the past three decades.

Credit deterioration and contagion

The heightened macroeconomic risk and elevated credit risk swirling around certain European nations and financial institutions have caused many market participants to avoid purchases of or reduce exposure to short-term debt offerings by these issuers. With increased credit risk, there are growing concerns about the potential credit contraction and contagion from European issuers spreading to other financial markets.

We invite you to learn more by visiting us on the Internet or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The Chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Class A	.65%
Actual		$ 1,000.00	$ 997.20	$ 3.26
HypotheticalA		$ 1,000.00	$ 1,021.87	$ 3.30
Class T	.69%
Actual		$ 1,000.00	$ 997.00	$ 3.46
HypotheticalA		$ 1,000.00	$ 1,021.67	$ 3.51
Ultra-Short Bond	.45%
Actual		$ 1,000.00	$ 998.20	$ 2.26
HypotheticalA		$ 1,000.00	$ 1,022.87	$ 2.29
Institutional Class	.46%
Actual		$ 1,000.00	$ 998.20	$ 2.31
HypotheticalA		$ 1,000.00	$ 1,022.82	$ 2.34

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of January 31, 2012 *	As of July 31, 2011 **
U.S. Government and U.S. Government Agency Obligations† 29.8%	U.S. Government and U.S. Government Agency Obligations† 34.0%
AAA 23.2%	AAA 23.7%
AA 19.9%	AA 19.3%
A 14.2%	A 12.5%
BBB 7.7%	BBB 6.6%
BB and Below 0.3%	BB and Below 0.4%
Not Rated 1.8%	Not Rated 1.5%
Short-Term Investments and Net Other Assets 3.1%	Short-Term Investments and Net Other Assets 2.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of January 31, 2012
6 months ago
Years	1.4	1.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of January 31, 2012
6 months ago
Years	0.5	0.5

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of January 31, 2012 *		As of July 31, 2011 **
	Corporate Bonds 42.8%		Corporate Bonds 40.8%
	U.S. Government and U.S. Government Agency Obligations† 29.8%		U.S. Government and U.S. Government Agency Obligations† 34.0%
	Asset-Backed Securities 17.9%		Asset-Backed Securities 18.4%
	CMOs and Other Mortgage Related Securities 5.0%		CMOs and Other Mortgage Related Securities 4.2%
	Other Investments 1.4%		Other Investments 0.6%
	Short-Term Investments and Net Other Assets 3.1%		Short-Term Investments and Net Other Assets 2.0%
* Foreign investments	17.3%	** Foreign investments	16.1%

* Futures and Swaps	5.4%	** Futures and Swaps	3.9%
† Includes FDIC Guaranteed Corporate Securities

Semiannual Report

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 42.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.8%
Automobiles - 1.7%
Daimler Finance North America LLC:
1.7418% 9/13/13 (c)(f)	$ 1,800,000	$ 1,797,579
1.9105% 7/11/13 (c)(f)	1,000,000	1,001,199
Volkswagen International Finance NV 1.191% 4/1/14 (c)(f)	2,000,000	1,961,718
		4,760,496
Media - 0.9%
AOL Time Warner, Inc. 6.875% 5/1/12	1,000,000	1,015,243
Time Warner Cable, Inc. 5.4% 7/2/12	1,500,000	1,529,462
		2,544,705
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp. 1.245% 8/23/13 (f)	401,000	401,066
TOTAL CONSUMER DISCRETIONARY		7,706,267
CONSUMER STAPLES - 0.7%
Food Products - 0.7%
Kraft Foods, Inc. 1.4565% 7/10/13 (f)	2,000,000	2,006,810
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Enterprise Products Operating LP 7.625% 2/15/12	1,000,000	1,001,981
Total Capital Canada Ltd. 0.947% 1/17/14 (f)	1,000,000	1,004,085
		2,006,066
FINANCIALS - 32.1%
Capital Markets - 4.6%
BlackRock, Inc. 0.8061% 5/24/13 (f)	500,000	498,165
Goldman Sachs Group, Inc. 1.435% 2/7/14 (f)	2,000,000	1,933,252
HSBC Bank PLC 1.367% 1/17/14 (c)(f)	2,000,000	1,982,854
JPMorgan Chase & Co. 1.3611% 1/24/14 (f)	4,000,000	3,988,728
State Street Corp. 0.8839% 3/7/14 (f)	1,000,000	990,703
The Bank of New York Mellon Corp. 0.8231% 7/28/14 (f)	2,000,000	1,983,914
UBS AG Stamford Branch 1.5531% 1/28/14 (f)	1,500,000	1,469,219
		12,846,835
Commercial Banks - 15.9%
American Express Bank FSB 0.4458% 6/12/12 (f)	700,000	698,994
ANZ Banking Group Ltd. 1.3215% 1/10/14 (c)(f)	1,000,000	995,149
Bank of Montreal 1.0231% 4/29/14 (f)	2,000,000	1,997,372
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Bank of Nova Scotia 1.6195% 1/12/15 (f)	$ 1,000,000	$ 1,009,294
Barclays Bank PLC 1.6165% 1/13/14 (f)	2,000,000	1,956,394
BNP Paribas 1.4815% 1/10/14 (f)	1,000,000	962,605
Commonwealth Bank of Australia 1.2892% 3/17/14 (c)(f)	2,000,000	1,976,587
Credit Agricole SA 0.7794% 2/2/12 (c)(f)	2,000,000	2,000,000
Credit Suisse New York Branch 1.527% 1/14/14 (f)	2,500,000	2,465,053
Danske Bank A/S 1.617% 4/14/14 (c)(f)	500,000	479,218
Deutsche Bank 1.2149% 1/18/13 (f)	2,000,000	1,988,558
Fifth Third Bank 0.5756% 5/17/13 (f)	2,500,000	2,455,630
ING Bank NV 1.94% 6/9/14 (c)(f)	2,000,000	1,926,676
Manufacturers & Traders Trust Co. 2.081% 4/1/13 (f)	930,000	920,953
National Australia Bank Ltd. 1.0625% 1/8/13 (c)(f)	1,000,000	1,001,596
Rabobank (Netherlands) NV 0.917% 4/14/14 (f)	3,000,000	2,967,834
Rabobank Nederland NV 2.65% 8/17/12 (c)	500,000	505,033
Royal Bank of Canada 0.867% 4/17/14 (f)	3,000,000	2,983,623
Santander US Debt SA Unipersonal 1.3793% 3/30/12 (c)(f)	800,000	799,094
Sumitomo Mitsui Banking Corp. 1.5112% 7/22/14 (c)(f)	1,500,000	1,504,848
Svenska Handelsbanken AB 2.875% 9/14/12 (c)	2,500,000	2,530,075
The Toronto Dominion Bank:
0.867% 7/14/14 (f)	2,000,000	1,981,978
0.8875% 11/1/13 (f)	500,000	502,505
U.S. Bank NA 0.7791% 10/26/12 (f)	2,000,000	2,004,374
Union Bank NA 1.4783% 6/6/14 (f)	2,000,000	1,972,108
Wachovia Bank NA 0.8117% 11/3/14 (f)	1,500,000	1,428,699
Westpac Banking Corp.:
1.3093% 3/31/14 (c)(f)	1,000,000	985,272
2.25% 11/19/12	1,250,000	1,265,716
		44,265,238
Consumer Finance - 4.5%
American Express Credit Corp. 1.4238% 6/24/14 (f)	1,000,000	985,140
American Honda Finance Corp. 0.805% 11/7/12 (c)(f)	2,000,000	2,003,210
Capital One Financial Corp. 1.717% 7/15/14 (f)	2,000,000	1,971,660
General Electric Capital Corp. 1.4325% 1/7/14 (f)	5,000,000	4,996,550
John Deere Capital Corp. 0.981% 10/4/13 (f)	500,000	503,267
Toyota Motor Credit Corp. 0.9521% 1/17/14 (f)	2,000,000	2,000,834
		12,460,661
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - 3.7%
BB&T Corp. 1.2531% 4/28/14 (f)	$ 2,000,000	$ 1,990,806
BP Capital Markets PLC 1.14% 3/11/14 (f)	2,000,000	2,006,994
Citigroup, Inc.:
2.0265% 1/13/14 (f)	2,341,000	2,295,821
2.4528% 8/13/13 (f)	1,000,000	999,336
MassMutual Global Funding II 0.9515% 1/14/14 (c)(f)	394,000	393,870
Metlife Institutional Funding II 1.481% 4/4/14 (c)(f)	2,500,000	2,499,445
		10,186,272
Insurance - 2.7%
Berkshire Hathaway Finance Corp. 0.9115% 1/10/14 (f)	2,000,000	2,002,474
Metropolitan Life Global Funding I 2.5% 1/11/13 (c)	1,000,000	1,013,125
New York Life Global Funding 0.841% 4/4/14 (c)(f)	2,000,000	1,981,222
Prudential Financial, Inc.:
3.625% 9/17/12	1,500,000	1,525,929
5.15% 1/15/13	1,000,000	1,034,576
		7,557,326
Thrifts & Mortgage Finance - 0.7%
Bank of America Corp. 2.1305% 7/11/14 (f)	2,000,000	1,914,140
TOTAL FINANCIALS		89,230,472
HEALTH CARE - 0.5%
Pharmaceuticals - 0.5%
Teva Pharmaceutical Finance Co. BV 1.3442% 11/8/13 (f)	1,250,000	1,259,140
INFORMATION TECHNOLOGY - 1.2%
Computers & Peripherals - 0.7%
Hewlett-Packard Co. 0.7861% 5/24/13 (f)	2,000,000	1,988,404
IT Services - 0.2%
The Western Union Co. 1.1139% 3/7/13 (f)	530,000	530,054
Office Electronics - 0.3%
Xerox Corp.:
1.2806% 5/16/14 (f)	435,000	429,416
5.5% 5/15/12	500,000	506,501
		935,917
TOTAL INFORMATION TECHNOLOGY		3,454,375
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - 0.4%
Chemicals - 0.4%
Dow Chemical Co. 4.85% 8/15/12	$ 1,000,000	$ 1,020,999
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.2%
Qwest Corp. 3.7963% 6/15/13 (f)	1,000,000	1,009,946
SBC Communications, Inc. 5.875% 8/15/12	2,000,000	2,057,324
Verizon Communications, Inc. 1.1838% 3/28/14 (f)	3,000,000	3,014,244
		6,081,514
UTILITIES - 2.2%
Electric Utilities - 0.3%
Alabama Power Co. 4.85% 12/15/12	500,000	518,698
EDP Finance BV 5.375% 11/2/12 (c)	300,000	299,700
		818,398
Multi-Utilities - 1.9%
Dominion Resources, Inc.:
5% 3/15/13	1,000,000	1,046,371
6.25% 6/30/12	957,000	978,134
DTE Energy Co. 1.2272% 6/3/13 (f)	607,000	606,568
Sempra Energy 1.3063% 3/15/14 (f)	2,695,000	2,686,840
		5,317,913
TOTAL UTILITIES		6,136,311
TOTAL NONCONVERTIBLE BONDS (Cost $119,668,733)		118,901,954
U.S. Government and Government Agency Obligations - 18.9%

U.S. Government Agency Obligations - 18.3%
Fannie Mae Guaranteed Mortgage pass-thru certificates:
0.75% 2/26/13	42,500,000	42,742,885
4.375% 9/15/12 (e)	8,000,000	8,209,872
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		50,952,757
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - 0.6%
Bank of America Corp. 0.8531% 4/30/12 (FDIC Guaranteed) (d)(f)	$ 1,500,000	$ 1,502,363
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $52,447,954)		52,455,120
U.S. Government Agency - Mortgage Securities - 2.2%

Fannie Mae Guaranteed Mortgage pass-thru certificates - 2.2%
2.369% 11/1/34 (f)	492,637	520,040
2.378% 6/1/35 (f)	427,673	455,605
2.399% 2/1/34 (f)	302,660	317,503
2.399% 10/1/35 (f)	1,098,605	1,162,906
2.427% 12/1/34 (f)	542,117	569,826
2.449% 7/1/35 (f)	804,020	842,936
2.479% 6/1/35 (f)	1,037,494	1,096,741
2.521% 11/1/34 (f)	552,468	581,781
2.601% 7/1/34 (f)	491,841	522,658
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,873,164)		6,069,996
Asset-Backed Securities - 17.9%

Ally Auto Receivables Trust:
Series 2009-A Class A4, 3% 10/15/15 (c)	1,000,000	1,018,980
Series 2010-4 Class A2, 0.71% 2/15/13	163,878	163,874
Series 2011-1 Class A2, 0.81% 10/15/13	495,611	495,673
Series 2011-4 Class A2, 0.65% 3/17/14	100,000	99,924
Ally Automobile Receivables Trust:
Series 2011-5 Class A2, 0.8% 6/16/14	1,000,000	1,001,302
Series 2012-1 Class A2, 0.71% 9/15/14	1,000,000	997,740
Ally Master Owner Trust:
Series 2010-1 Class A, 2.0351% 1/15/15 (c)(f)	700,000	708,467
Series 2011-1 Class A1, 1.1551% 1/15/16 (f)	500,000	501,212
Series 2011-5 Class A1, 0.9351% 6/15/15 (f)	510,000	510,025
AmeriCredit Automobile Receivables Trust:
Series 2007-CM Class A4B, 0.3753% 4/7/14 (National Public Finance Guarantee Corp. Insured) (f)	290,208	288,261
Series 2010-B Class A2, 1.18% 2/6/14 (Assured Guaranty Corp. Insured)	289,638	289,239
Asset-Backed Securities - continued
	Principal Amount	Value
AmeriCredit Automobile Receivables Trust: - continued
Series 2011-1 Class A2, 0.84% 6/9/14	$ 604,841	$ 604,957
Series 2011-2 Class A2, 0.9% 9/8/14	834,776	834,594
Series 2011-4 Class A/S, 0.92% 3/9/15	500,000	500,498
Series 2011-5 Class A2, 1.19% 8/8/15	120,000	120,427
Americredit Automobile Receivables Trust Series 2012-1 Class A2, 1.28% 10/8/15	1,000,000	999,945
Avis Budget Rental Car Funding (AESOP) LLC Series 2009-1A Class A, 9.31% 10/20/13 (c)	500,000	518,338
Bank of America Auto Trust Series 2009-1A Class A3, 2.67% 7/15/13 (c)	70,013	70,118
Bank One Issuance Trust Series 2003-A8, 0.5351% 5/16/16 (f)	500,000	501,549
BMW Vehicle Lease Trust:
Series 2010-1 Class A4, 0.96% 1/15/14	650,000	650,879
Series 2011-1 Class A2, 0.64% 4/22/13	949,086	949,159
BMW Vehicle Owner Trust Series 2011-A Class A2, 0.63% 2/25/14	330,000	330,182
Carmax Auto Owner Trust Series 2011-1 Class A2, 0.72% 11/15/13	672,782	673,118
Chase Issuance Trust:
Series 2005-A2 Class A2, 0.3551% 12/15/14 (f)	1,600,000	1,600,012
Series 2005-A6 Class A6, 0.3551% 7/15/14 (f)	1,730,000	1,729,956
Series 2007-A17 Class A, 5.12% 10/15/14	1,080,000	1,115,475
Series 2009-A2 Class A2, 1.8351% 4/15/14 (f)	2,500,000	2,507,947
Series 2011-A1 Class A1, 0.4751% 3/16/15 (f)	640,000	640,026
Series 2011-A2 Class A2, 0.3796% 5/15/15 (f)	990,000	990,524
Series 2011-A3 Class A3, 0.4136% 12/15/15 (f)	2,000,000	2,000,128
Chrysler Financial Auto Securitization Trust Series 2010-A Class A2, 0.69% 1/8/13	321,774	321,774
Citibank Credit Card Issuance Trust:
Series 2009-A1 Class A1, 2.0351% 3/17/14 (f)	4,350,000	4,359,083
Series 2009-A2 Class A2, 1.8351% 5/15/14 (f)	1,500,000	1,506,714
Series 2009-A5 Class A5, 2.25% 12/23/14	340,000	345,306
Citibank Omni Master Trust Series 2009-A8 Class A8, 2.3896% 5/16/16 (c)(f)	1,000,000	1,005,294
Discover Card Master Trust Series 2011-A2 Class A2, 0.4883% 11/16/15 (f)	1,000,000	1,002,131
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.8077% 5/28/35 (f)	80,751	58,420
Class AB3, 0.7513% 5/28/35 (f)	32,052	20,191
Ford Credit Auto Lease Trust:
Series 2011-A Class A2, 0.74% 9/15/13	1,000,000	1,000,231
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Auto Lease Trust: - continued
Series 2010-B Class A2, 0.75% 10/15/12 (c)	$ 382,960	$ 382,955
Ford Credit Auto Owner Trust:
Series 2009-D:
Class A3, 2.17% 10/15/13	32,262	32,421
Class A4, 2.98% 8/15/14	130,000	132,910
Series 2011-B Class A2, 0.68% 1/15/14	966,185	968,426
Ford Credit Automobile Owner Trust Series 2012-A Class A2, 0.62% 9/15/14	670,000	670,523
Ford Credit Floorplan Master Owner Trust:
Series 2010-1 Class A, 1.9351% 12/15/14 (c)(f)	490,000	494,804
Series 2010-5 Class A1, 1.5% 9/15/15	240,000	242,394
Fremont Home Loan Trust Series 2005-A Class M4, 0.9563% 1/25/35 (f)	125,000	28,584
GSAMP Trust Series 2007-HE1 Class M1, 0.5263% 3/25/47 (f)	335,000	9,326
Home Equity Asset Trust Series 2003-5 Class A2, 0.9763% 12/25/33 (f)	10,566	7,393
Honda Auto Receivables Owner Trust Series 2011-3 Class A2, 0.67% 4/21/14	300,000	300,400
Honda Automobile Receivables Owner Trust Series 2009-3 Class A4, 3.3% 9/15/15	100,000	101,846
Hyundai Auto Lease Securitization Trust Series 2011-A Class A3, 0.69% 11/15/13 (c)	1,000,000	1,000,297
Hyundai Auto Receivables Trust:
Series 2009-A Class A3, 2.03% 8/15/13	44,178	44,346
Series 2011-A Class A2, 0.69% 11/15/13	670,837	670,996
Series 2011-C Class A2, 0.62% 7/15/14	310,000	310,093
John Deere Owner Trust Series 2011-A Class A2, 0.64% 6/16/14	1,938,240	1,939,382
Mercedes-Benz Auto Lease Trust:
Series 2011-1A Class A2, 0.79% 4/15/13 (c)	580,546	580,466
Series 2011-B Class A2, 0.9% 1/15/14 (c)	1,000,000	1,000,625
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 0.7463% 8/25/35 (f)	20,366	16,431
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.6163% 8/25/34 (f)	65,756	48,726
Nissan Auto Lease Trust:
Series 2010-B Class A2, 0.9% 5/15/13	533,773	534,227
Series 2011-A Class A2, 0.7% 1/15/14	1,000,000	1,000,237
Series 2011-B Class A2, 0.4583% 2/17/14 (f)	1,000,000	999,663
Nissan Auto Receivables Owner Trust Series 2011-A Class A2, 0.65% 12/16/13	926,250	928,138
Asset-Backed Securities - continued
	Principal Amount	Value
Ocala Funding LLC Series 2006-1A Class A, 1.6809% 3/20/11 (b)(c)(f)	$ 965,000	$ 0
Park Place Securities, Inc. Series 2004-WCW1 Class M4, 1.7263% 9/25/34 (f)	435,000	95,011
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0763% 4/25/33 (f)	1,451	1,175
Santander Drive Auto Receivables Trust:
Series 2010-3 Class A2, 0.93% 6/17/13	199,318	199,353
Series 2011-1, Class A2, 0.94% 2/18/14	292,794	292,692
Series 2011-4 Class A2, 1.37% 3/16/15	270,000	270,253
Santander Drive Automobile Receivables Trust Series 2012-1 Class A2, 1.25% 4/15/15	750,000	750,368
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1363% 9/25/34 (f)	21,802	15,714
USAA Auto Owner Trust Series 2010-1 Class A3, 1.3% 6/16/14	382,772	383,822
Volkswagen Auto Lease Trust:
Series 2010-A:
Class A2, 0.77% 1/22/13	330,427	330,586
Class A4, 1.18% 10/20/15	120,000	120,565
Series 2011-A Class A2, 1% 2/20/14	180,000	179,976
Volkswagen Auto Loan Enhanced Trust Series 2011-1 Class A3, 1.22% 6/22/15	140,000	141,082
Volkswagen Automobile Loan Enhanced Trust Series 2012-1 Series A2, 0.61% 10/20/14	1,000,000	1,000,360
Wachovia Auto Owner Trust Series 2008-A Class A4B, 1.4309% 3/20/14 (f)	541,678	543,340
TOTAL ASSET-BACKED SECURITIES (Cost $51,509,371)		49,801,579
Collateralized Mortgage Obligations - 11.2%

Private Sponsor - 2.5%
Arkle Master Issuer PLC floater Series 2010-1A Class 2A, 1.6156% 5/17/60 (c)(f)	1,500,000	1,498,895
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.6794% 11/19/47 (c)(f)	420,843	420,399
Gracechurch Mortgage Financing PLC floater Series 2007-1A Class 3A1, 0.5594% 11/20/56 (c)(f)	609,768	608,172
Granite Mortgages Series 2003-2 Class 1A3, 1.0612% 7/20/43 (f)	138,304	134,320
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.9612% 1/20/44 (f)	55,752	54,442
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Mortgages PLC floater: - continued
Series 2004-1 Class 2A1, 0.8832% 3/20/44 (f)	$ 297,236	$ 287,933
Series 2004-3 Class 2A1, 0.8432% 9/20/44 (f)	67,122	65,088
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.6063% 12/25/34 (f)	237,023	193,456
Holmes Master Issuer PLC floater:
Series 2007-2A Class 4A, 0.667% 7/15/20 (f)	1,000,000	996,368
Series 2012-1A Class A1, 0.4474% 1/15/13 (c)(f)	1,000,000	1,000,290
Santander Drive Auto Receivables Trust sequential payer Series 2011-3 Class A2, 1.11% 8/15/14	250,000	250,028
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4936% 9/25/36 (f)	1,000,000	748,906
World Omni Auto Receivables Trust sequential payer Series 2011-A Class A2, 0.64% 11/15/13	739,487	739,498
TOTAL PRIVATE SPONSOR		6,997,795
U.S. Government Agency - 8.7%
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2008-76 Class EF, 0.7763% 9/25/23 (f)	64,861	65,057
Series 2010-86 Class FE, 0.7263% 8/25/25 (f)	520,278	522,421
planned amortization Series 2003-92 Class PD, 4.5% 3/25/17	1,716,028	1,739,561
sequential payer:
Series 2003-129 Class GF, 0.6763% 4/25/30 (f)	460,311	460,405
Series 2005-47 Class HA, 4.5% 7/25/19	965,850	994,441
Series 2011-16 Class FB, 0.4263% 3/25/31 (f)	2,536,537	2,533,741
Series 2011-23 Class AB, 2.75% 6/25/20	206,602	213,194
Freddie Mac Multi-Class participation certificates guaranteed:
floater Series 3346 Class FA, 0.5196% 2/15/19 (f)	5,767,837	5,776,110
floater sequential payer:
Series 2755 Class FI, 0.6896% 10/15/31 (f)	2,607,853	2,609,039
Series 3387 Class DF, 0.4696% 10/15/17 (f)	936,332	936,302
planned amortization Series 2836 Class PX, 4% 5/15/18	1,913,450	1,973,276
planned amortization class Series 3792, 0.6896% 11/15/40 (f)	918,259	920,065
sequential payer:
Series 2582 Class CG, 4% 11/15/17	735,734	755,013
Series 2924 Class DA, 4.5% 2/15/19	798,243	820,977
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-Class participation certificates guaranteed: - continued
sequential payer:
Series 3540 Class CD, 2% 6/15/14	$ 468,423	$ 469,887
Series 3560 Class LA, 2% 8/15/14	850,285	855,464
Series 3573 Class LC, 1.85% 8/15/14	1,044,183	1,052,614
Series 3659 Class EJ 3% 6/15/18	958,170	991,183
Series 3696 Class AE, 1.2% 7/15/15	480,628	482,752
TOTAL U.S. GOVERNMENT AGENCY		24,171,502
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $31,491,289)		31,169,297
Commercial Mortgage Securities - 2.5%

Banc of America Commercial Mortgage, Inc. sequential payer Series 2007-1 Class A2, 5.381% 1/15/49	659,421	658,585
Banc of America Large Loan, Inc. floater Series 2005-MIB1:
Class G, 0.8151% 3/15/22 (c)(f)	100,000	93,000
Class H, 1.0651% 3/15/22 (c)(f)	110,000	95,700
COMM pass-thru certificates floater Series 2006-CN2A Class A2FL, 0.5153% 2/5/19 (c)(f)	800,000	756,534
Commercial Mortgage pass-thru certificates Class A, 2.555% 12/10/24 (c)	220,000	220,000
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C3 Class A2, 5.7133% 6/15/39 (f)	211,501	212,699
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C4 Class A4, 5.137% 8/15/36	240,000	250,653
GMAC Commercial Mortgage Securities, Inc. sequential payer Series 2003-C2 Class A2, 5.6355% 5/10/40 (f)	120,000	126,833
Greenwich Capital Commercial Funding Corp. sequential payer Series 2005-GG3 Class A2, 4.305% 8/10/42 (f)	375,274	374,987
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class A1, 1.1425% 3/6/20 (c)(f)	456,600	456,003
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	150,000	150,388
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	$ 161,912	$ 162,631
Series 2011-GC5 Class A1, 1.468% 8/10/44 (f)	218,777	218,690
Series 2012-GC6 Class A1, 1.282% 1/10/45	100,000	99,948
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (c)(f)	1,000,000	997,418
sequential payer Series 2003-C1 Class A2, 4.985% 1/12/37	210,000	215,725
Series 2003-CB7 Class A4, 4.879% 1/12/38 (f)	104,474	110,006
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	240,000	242,029
Series 2007-LD11 Class A2, 5.8016% 6/15/49 (f)	235,135	237,541
LB-UBS Commercial Mortgage Trust sequential payer Series 2003-C3 Class A4, 4.166% 5/15/32	80,000	82,314
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.486% 7/15/19 (c)(f)	247,826	143,739
Series 2007-XLFA Class B, 0.416% 10/15/20 (c)(f)	440,000	413,638
sequential payer Series 2003-IQ4 Class A2, 4.07% 5/15/40	81,789	83,916
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	109,297	113,447
Wachovia Bank Commercial Mortgage Trust floater Series 2006-WL7A Class A1, 0.3683% 9/15/21 (c)(f)	379,387	363,085
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $7,353,571)		6,879,509
Municipal Securities - 0.7%

California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 1.2%, tender 2/1/12 (f)(g)	500,000	500,000
Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.85%, tender 3/1/12 (f)(g)	300,000	300,000
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.9%, tender 4/2/12 (f)	500,000	501,055
Municipal Securities - continued
	Principal Amount	Value
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.): - continued
Series 2007 B, 1.9%, tender 6/1/12 (f)	$ 500,000	$ 502,095
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.85%, tender 4/2/12 (f)(g)	250,000	250,000
TOTAL MUNICIPAL SECURITIES (Cost $2,050,000)		2,053,150
Foreign Government and Government Agency Obligations - 0.7%

Ontario Province 0.9378% 5/22/12 (f) (Cost $2,003,394)	2,000,000	2,002,560
Bank Notes - 0.7%

National City Bank, Cleveland 0.6269% 3/1/13 (f) (Cost $1,985,840)	2,000,000	1,997,954
Certificates of Deposit - 1.3%

Bank of Nova Scotia yankee 0.9849% 10/18/13 (f)	2,000,000	2,006,904
Nordea Bank Finland PLC yankee 0.915% 2/7/13 (f)	1,000,000	997,366
Westpac Banking Corp. yankee 1.3315% 7/10/13 (f)	500,000	500,013
TOTAL CERTIFICATES OF DEPOSIT (Cost $3,499,908)		3,504,283
Commercial Paper - 0.5%

Vodafone Group PLC yankee:
1% 6/11/12 (Cost $1,494,500)	1,500,000	1,496,183
Money Market Funds - 1.0%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (a) (Cost $2,758,283)	2,758,283	$ 2,758,283
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $282,136,007)		279,089,868
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(1,006,429)
NET ASSETS - 100%		$ 278,083,439
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
15 Eurodollar 90 Day Index Contracts	March 2012	$ 14,982,938	$ 2,524
15 Eurodollar 90 Day Index Contracts	June 2012	14,982,750	4,512
15 Eurodollar 90 Day Index Contracts	Sept. 2012	14,982,000	9,387
TOTAL EURODOLLAR CONTRACTS		$ 44,947,688	$ 16,423

Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,484,687 or 15.6% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $1,502,363 or 0.6% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $30,787.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,301
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 118,901,954	$ -	$ 118,901,954	$ -
U.S. Government and Government Agency Obligations	52,455,120	-	52,455,120	-
U.S. Government Agency - Mortgage Securities	6,069,996	-	6,069,996	-
Asset-Backed Securities	49,801,579	-	49,768,429	33,150
Collateralized Mortgage Obligations	31,169,297	-	31,169,297	-
Commercial Mortgage Securities	6,879,509	-	6,133,432	746,077
Municipal Securities	2,053,150	-	2,053,150	-
Foreign Government and Government Agency Obligations	2,002,560	-	2,002,560	-
Bank Notes	1,997,954	-	1,997,954	-
Certificates of Deposit	3,504,283	-	3,504,283	-
Commercial Paper	1,496,183	-	1,496,183	-
Money Market Funds	2,758,283	2,758,283	-	-
Total Investments in Securities:	$ 279,089,868	$ 2,758,283	$ 275,552,358	$ 779,227
Derivative Instruments:
Assets
Futures Contracts	$ 16,423	$ 16,423	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 806,221
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(11,689)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	(921)
Transfers in to Level 3	194,900
Transfers out of Level 3	(209,284)
Ending Balance	$ 779,227
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (11,689)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of January 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 16,423	$ -
Total Value of Derivatives	$ 16,423	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.7%
United Kingdom	4.2%
Canada	4.2%
Netherlands	2.8%
Australia	2.3%
France	1.0%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $279,377,724)	$ 276,331,585
Fidelity Central Funds (cost $2,758,283)	2,758,283
Total Investments (cost $282,136,007)		$ 279,089,868
Cash		11,905
Receivable for investments sold		2,008,470
Receivable for fund shares sold		243,125
Interest receivable		740,182
Distributions receivable from Fidelity Central Funds		1,227
Receivable for daily variation margin on futures contracts		2,813
Total assets		282,097,590

Liabilities
Payable for investments purchased	$ 3,605,029
Payable for fund shares redeemed	297,374
Distributions payable	3,365
Accrued management fee	73,338
Distribution and service plan fees payable	2,724
Other affiliated payables	32,321
Total liabilities		4,014,151

Net Assets		$ 278,083,439
Net Assets consist of:
Paid in capital		$ 408,068,061
Distributions in excess of net investment income		(65,720)
Accumulated undistributed net realized gain (loss) on investments		(126,889,186)
Net unrealized appreciation (depreciation) on investments		(3,029,716)
Net Assets		$ 278,083,439

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($16,515,041 ÷ 2,020,548 shares)	$ 8.17

Maximum offering price per share (100/98.50 of $8.17)	$ 8.29
Class T: Net Asset Value and redemption price per share ($4,526,314 ÷ 553,734 shares)	$ 8.17

Maximum offering price per share (100/98.50 of $8.17)	$ 8.29
Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($254,450,230 ÷ 31,127,364 shares)	$ 8.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,591,854 ÷ 317,084 shares)	$ 8.17

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Interest		$ 1,074,507
Income from Fidelity Central Funds		1,301
Total income		1,075,808

Expenses
Management fee	$ 409,749
Transfer agent fees	136,663
Distribution and service plan fees	15,882
Fund wide operations fee	42,857
Independent trustees' compensation	474
Miscellaneous	357
Total expenses before reductions	605,982
Expense reductions	(41)	605,941
Net investment income (loss)		469,867
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	99,546
Futures contracts	462
Total net realized gain (loss)		100,008
Change in net unrealized appreciation (depreciation) on: Investment securities	(891,081)
Futures contracts	16,374
Total change in net unrealized appreciation (depreciation)		(874,707)
Net gain (loss)		(774,699)
Net increase (decrease) in net assets resulting from operations		$ (304,832)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 469,867	$ 865,259
Net realized gain (loss)	100,008	(1,556,025)
Change in net unrealized appreciation (depreciation)	(874,707)	3,140,998
Net increase (decrease) in net assets resulting from operations	(304,832)	2,450,232
Distributions to shareholders from net investment income	(473,703)	(936,826)
Share transactions - net increase (decrease)	19,633,523	(6,245,769)
Redemption fees	9,363	16,839
Total increase (decrease) in net assets	18,864,351	(4,715,524)

Net Assets
Beginning of period	259,219,088	263,934,612
End of period (including distributions in excess of net investment income of $65,720 and distributions in excess of net investment income of $61,884, respectively)	$ 278,083,439	$ 259,219,088

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.82	$ 10.02
Income from Investment Operations
Net investment income (loss) E	.007	.013	.047	.091	.384	.493
Net realized and unrealized gain (loss)	(.030)	.051	.040	(.167)	(1.612)	(.198)
Total from investment operations	(.023)	.064	.087	(.076)	(1.228)	.295
Distributions from net investment income	(.007)	(.015)	(.047)	(.071)	(.294)	(.495)
Tax return of capital	-	-	-	(.003)	(.039)	-
Total distributions	(.007)	(.015)	(.047)	(.074)	(.333)	(.495)
Redemption fees added to paid in capital E	- I	.001	- I	- I	.001	- I
Net asset value, end of period	$ 8.17	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.82
Total Return B,C,D	(.28)%	.80%	1.08%	(.92)%	(12.71)%	2.97%
Ratios to Average Net Assets F,H
Expenses before reductions	.65% A	.63%	.64%	.68%	.67%	.66%
Expenses net of fee waivers, if any	.65% A	.63%	.64%	.68%	.67%	.66%
Expenses net of all reductions	.65% A	.63%	.64%	.67%	.66%	.66%
Net investment income (loss)	.17% A	.16%	.58%	1.13%	4.26%	4.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,515	$ 12,242	$ 18,129	$ 8,033	$ 6,268	$ 13,735
Portfolio turnover rate G	101% A	103%	95%	92%	11%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.82	$ 10.02
Income from Investment Operations
Net investment income (loss) E	.005	.009	.044	.090	.377	.491
Net realized and unrealized gain (loss)	(.030)	.052	.040	(.168)	(1.607)	(.199)
Total from investment operations	(.025)	.061	.084	(.078)	(1.230)	.292
Distributions from net investment income	(.005)	(.012)	(.044)	(.069)	(.292)	(.492)
Tax return of capital	-	-	-	(.003)	(.039)	-
Total distributions	(.005)	(.012)	(.044)	(.072)	(.331)	(.492)
Redemption fees added to paid in capital E	- I	.001	- I	- I	.001	- I
Net asset value, end of period	$ 8.17	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.82
Total Return B,C,D	(.30)%	.76%	1.03%	(.94)%	(12.72)%	2.95%
Ratios to Average Net Assets F,H
Expenses before reductions	.69% A	.68%	.68%	.69%	.69%	.69%
Expenses net of fee waivers, if any	.69% A	.68%	.68%	.69%	.69%	.69%
Expenses net of all reductions	.69% A	.68%	.68%	.69%	.69%	.69%
Net investment income (loss)	.13% A	.12%	.54%	1.11%	4.23%	4.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,526	$ 4,811	$ 5,334	$ 3,114	$ 2,910	$ 4,818
Portfolio turnover rate G	101% A	103%	95%	92%	11%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Ultra-Short Bond

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.81	$ 10.02
Income from Investment Operations
Net investment income (loss)D	.016	.028	.063	.111	.404	.516
Net realized and unrealized gain (loss)	(.030)	.051	.040	(.169)	(1.603)	(.210)
Total from investment operations	(.014)	.079	.103	(.058)	(1.199)	.306
Distributions from net investment income	(.016)	(.030)	(.063)	(.088)	(.310)	(.516)
Tax return of capital	-	-	-	(.004)	(.042)	-
Total distributions	(.016)	(.030)	(.063)	(.092)	(.352)	(.516)
Redemption fees added to paid in capital D	- H	.001	- H	- H	.001	- H
Net asset value, end of period	$ 8.17	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.81
Total Return B,C	(.18)%	.99%	1.27%	(.70)%	(12.42)%	3.09%
Ratios to Average Net Assets E,G
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.44%	.45%	.45%
Net investment income (loss)	.38% A	.34%	.77%	1.36%	4.47%	5.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 254,450	$ 239,921	$ 239,266	$ 217,282	$ 315,401	$ 974,602
Portfolio turnover rate F	101% A	103%	95%	92%	11%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.81	$ 10.02
Income from Investment Operations
Net investment income (loss) D	.015	.025	.057	.102	.416	.510
Net realized and unrealized gain (loss)	(.030)	.051	.040	(.168)	(1.619)	(.206)
Total from investment operations	(.015)	.076	.097	(.066)	(1.203)	.304
Distributions from net investment income	(.015)	(.027)	(.057)	(.081)	(.306)	(.514)
Tax return of capital	-	-	-	(.003)	(.042)	-
Total distributions	(.015)	(.027)	(.057)	(.084)	(.348)	(.514)
Redemption fees added to paid in capital D	- H	.001	- H	- H	.001	- H
Net asset value, end of period	$ 8.17	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.81
Total Return B,C	(.18)%	.95%	1.20%	(.80)%	(12.46)%	3.06%
Ratios to Average Net Assets E,G
Expenses before reductions	.46% A	.49%	.52%	.58%	.48%	.48%
Expenses net of fee waivers, if any	.46% A	.49%	.52%	.55%	.48%	.48%
Expenses net of all reductions	.46% A	.49%	.52%	.54%	.48%	.48%
Net investment income (loss)	.37% A	.31%	.70%	1.26%	4.44%	5.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,592	$ 2,245	$ 1,206	$ 623	$ 594	$ 8,312
Portfolio turnover rate F	101% A	103%	95%	92%	11%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

1. Organization.

Fidelity Ultra-Short Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Ultra-Short Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

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3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations, commercial paper and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, premium on debt securities, market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 475,166
Gross unrealized depreciation	(3,494,499)
Net unrealized appreciation (depreciation) on securities and other investments	$ (3,019,333)

Tax cost	$ 282,109,201

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2014	$ (1,917,431)
2015	(518,690)
2016	(12,186,304)
2017	(97,397,499)
2018	(9,829,719)
2019	(3,765,717)
Total capital loss carryforward	$ (125,615,360)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days are subject to a redemption fee equal to .25% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

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5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

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Notes to Financial Statements (Unaudited) - continued

5. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $462 and a change in net unrealized appreciation (depreciation) of $16,374 related to its investment in futures contracts.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $51,725,730 and $33,789,240, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.15%	$ 12,092	$ 576
Class T	0%	.15%	3,790	-
			$ 15,882	$ 576

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A and Class T redemptions. The deferred sales charges range from, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,337
Class T	189
$ 1,526

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Ultra-Short Bond. FIIOC receives an asset-based fee of .10% of Ultra-Short Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 12,664.16
Class T	4,975.20
Ultra-Short Bond	117,233.10
Institutional Class	1,791.11
	$ 136,663

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

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Notes to Financial Statements (Unaudited) - continued

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $357 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $41.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net investment income
Class A	$ 14,369	$ 30,970
Class T	3,332	7,200
Ultra-Short Bond	450,022	894,223
Institutional Class	5,980	4,433
Total	$ 473,703	$ 936,826

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class A
Shares sold	1,232,564	1,065,924	$ 10,070,206	$ 8,721,384
Reinvestment of distributions	1,434	2,786	11,703	22,762
Shares redeemed	(706,216)	(1,799,361)	(5,764,937)	(14,718,442)
Net increase (decrease)	527,782	(730,651)	$ 4,316,972	$ (5,974,296)
Class T
Shares sold	269,515	231,971	$ 2,202,404	$ 1,901,011
Reinvestment of distributions	378	787	3,083	6,425
Shares redeemed	(302,820)	(300,216)	(2,473,475)	(2,455,991)
Net increase (decrease)	(32,927)	(67,458)	$ (267,988)	$ (548,555)

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11. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Ultra-Short Bond
Shares sold	7,977,692	10,075,512	$ 65,094,059	$ 82,446,504
Reinvestment of distributions	53,625	105,881	437,788	866,057
Shares redeemed	(6,157,106)	(10,269,460)	(50,306,824)	(84,068,521)
Net increase (decrease)	1,874,211	(88,067)	$ 15,225,023	$ (755,960)
Institutional Class
Shares sold	252,824	250,678	$ 2,067,785	$ 2,055,596
Reinvestment of distributions	508	412	4,145	3,373
Shares redeemed	(209,959)	(125,316)	(1,712,414)	(1,025,927)
Net increase (decrease)	43,373	125,774	$ 359,516	$ 1,033,042

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ultra-Short Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

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Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of the retail class and Class T of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class T show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Ultra-Short Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the third quartile for the one-year period and the fourth quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to improve the fund's disappointing performance relative to its peer group and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board noted that this fund had underperformed in the past and discussed with FMR its disappointment with the continued underperformance of the fund. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 28% means that 72% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Ultra-Short Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) limit the "class-level" transfer agent fee for the retail class to 10 basis points, and (iii) limit the total expenses for the retail class to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each class ranked below its competitive median for 2010.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

AUSB-USAN-0312
1.804590.108

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Ultra-Short Bond

Fund - Institutional Class

Semiannual Report

January 31, 2012

(Fidelity Cover Art)

Institutional Class
is a class of
Fidelity® Ultra-Short Bond Fund

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(The Chairman's photo appears here.)

Dear Shareholder:

Following a year marked by unusually high volatility, 2012 began with most major asset classes advancing steadily in January. For U.S. equities, it was the strongest start to a new year since 1997. International stocks fared even better, despite continued uncertainty related to the sovereign debt crisis in Europe. Investors have been acutely sensitive to the latest news, for better or worse, coming out of the eurozone and its impact on financial markets. As we look ahead, the unresolved debt crisis in Europe remains at the center of a series of risk factors, summarized below, that we believe have the greatest potential to influence the global investment landscape.

Deleveraging and the economy

In the euro-currency area, fiscal austerity among nations and debt deleveraging among financial companies loaded with sovereign debt are deflationary measures and serve to hinder economic growth in the short term. Such an economic and financial-market scenario has not been historically supportive of strong performance among riskier assets, and emerges at a time when many nations need a resurgent economy to assist them in closing their budget deficits and in building confidence among bond buyers to help them refinance their existing debt obligations.

Slowdown in China and Europe

China's economy is the second-largest in the world, and it has been the biggest contributor to global growth since the end of the last recession. Thus, the slower pace of domestic growth in China has led to lower demand for imports of commodities and other construction materials from the rest of the world. In addition, economic weakness in Europe and the broad-based global economic slowdown are putting pressure on China's export growth, which has been largely responsible for its breakneck pace of annual gross domestic product (GDP) growth during the past three decades.

Credit deterioration and contagion

The heightened macroeconomic risk and elevated credit risk swirling around certain European nations and financial institutions have caused many market participants to avoid purchases of or reduce exposure to short-term debt offerings by these issuers. With increased credit risk, there are growing concerns about the potential credit contraction and contagion from European issuers spreading to other financial markets.

We invite you to learn more by visiting us on the Internet or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The Chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Class A	.65%
Actual		$ 1,000.00	$ 997.20	$ 3.26
HypotheticalA		$ 1,000.00	$ 1,021.87	$ 3.30
Class T	.69%
Actual		$ 1,000.00	$ 997.00	$ 3.46
HypotheticalA		$ 1,000.00	$ 1,021.67	$ 3.51
Ultra-Short Bond	.45%
Actual		$ 1,000.00	$ 998.20	$ 2.26
HypotheticalA		$ 1,000.00	$ 1,022.87	$ 2.29
Institutional Class	.46%
Actual		$ 1,000.00	$ 998.20	$ 2.31
HypotheticalA		$ 1,000.00	$ 1,022.82	$ 2.34

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of January 31, 2012 *	As of July 31, 2011 **
U.S. Government and U.S. Government Agency Obligations† 29.8%	U.S. Government and U.S. Government Agency Obligations† 34.0%
AAA 23.2%	AAA 23.7%
AA 19.9%	AA 19.3%
A 14.2%	A 12.5%
BBB 7.7%	BBB 6.6%
BB and Below 0.3%	BB and Below 0.4%
Not Rated 1.8%	Not Rated 1.5%
Short-Term Investments and Net Other Assets 3.1%	Short-Term Investments and Net Other Assets 2.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of January 31, 2012
6 months ago
Years	1.4	1.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of January 31, 2012
6 months ago
Years	0.5	0.5

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of January 31, 2012 *		As of July 31, 2011 **
	Corporate Bonds 42.8%		Corporate Bonds 40.8%
	U.S. Government and U.S. Government Agency Obligations† 29.8%		U.S. Government and U.S. Government Agency Obligations† 34.0%
	Asset-Backed Securities 17.9%		Asset-Backed Securities 18.4%
	CMOs and Other Mortgage Related Securities 5.0%		CMOs and Other Mortgage Related Securities 4.2%
	Other Investments 1.4%		Other Investments 0.6%
	Short-Term Investments and Net Other Assets 3.1%		Short-Term Investments and Net Other Assets 2.0%
* Foreign investments	17.3%	** Foreign investments	16.1%

* Futures and Swaps	5.4%	** Futures and Swaps	3.9%
† Includes FDIC Guaranteed Corporate Securities

Semiannual Report

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 42.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.8%
Automobiles - 1.7%
Daimler Finance North America LLC:
1.7418% 9/13/13 (c)(f)	$ 1,800,000	$ 1,797,579
1.9105% 7/11/13 (c)(f)	1,000,000	1,001,199
Volkswagen International Finance NV 1.191% 4/1/14 (c)(f)	2,000,000	1,961,718
		4,760,496
Media - 0.9%
AOL Time Warner, Inc. 6.875% 5/1/12	1,000,000	1,015,243
Time Warner Cable, Inc. 5.4% 7/2/12	1,500,000	1,529,462
		2,544,705
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp. 1.245% 8/23/13 (f)	401,000	401,066
TOTAL CONSUMER DISCRETIONARY		7,706,267
CONSUMER STAPLES - 0.7%
Food Products - 0.7%
Kraft Foods, Inc. 1.4565% 7/10/13 (f)	2,000,000	2,006,810
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Enterprise Products Operating LP 7.625% 2/15/12	1,000,000	1,001,981
Total Capital Canada Ltd. 0.947% 1/17/14 (f)	1,000,000	1,004,085
		2,006,066
FINANCIALS - 32.1%
Capital Markets - 4.6%
BlackRock, Inc. 0.8061% 5/24/13 (f)	500,000	498,165
Goldman Sachs Group, Inc. 1.435% 2/7/14 (f)	2,000,000	1,933,252
HSBC Bank PLC 1.367% 1/17/14 (c)(f)	2,000,000	1,982,854
JPMorgan Chase & Co. 1.3611% 1/24/14 (f)	4,000,000	3,988,728
State Street Corp. 0.8839% 3/7/14 (f)	1,000,000	990,703
The Bank of New York Mellon Corp. 0.8231% 7/28/14 (f)	2,000,000	1,983,914
UBS AG Stamford Branch 1.5531% 1/28/14 (f)	1,500,000	1,469,219
		12,846,835
Commercial Banks - 15.9%
American Express Bank FSB 0.4458% 6/12/12 (f)	700,000	698,994
ANZ Banking Group Ltd. 1.3215% 1/10/14 (c)(f)	1,000,000	995,149
Bank of Montreal 1.0231% 4/29/14 (f)	2,000,000	1,997,372
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Bank of Nova Scotia 1.6195% 1/12/15 (f)	$ 1,000,000	$ 1,009,294
Barclays Bank PLC 1.6165% 1/13/14 (f)	2,000,000	1,956,394
BNP Paribas 1.4815% 1/10/14 (f)	1,000,000	962,605
Commonwealth Bank of Australia 1.2892% 3/17/14 (c)(f)	2,000,000	1,976,587
Credit Agricole SA 0.7794% 2/2/12 (c)(f)	2,000,000	2,000,000
Credit Suisse New York Branch 1.527% 1/14/14 (f)	2,500,000	2,465,053
Danske Bank A/S 1.617% 4/14/14 (c)(f)	500,000	479,218
Deutsche Bank 1.2149% 1/18/13 (f)	2,000,000	1,988,558
Fifth Third Bank 0.5756% 5/17/13 (f)	2,500,000	2,455,630
ING Bank NV 1.94% 6/9/14 (c)(f)	2,000,000	1,926,676
Manufacturers & Traders Trust Co. 2.081% 4/1/13 (f)	930,000	920,953
National Australia Bank Ltd. 1.0625% 1/8/13 (c)(f)	1,000,000	1,001,596
Rabobank (Netherlands) NV 0.917% 4/14/14 (f)	3,000,000	2,967,834
Rabobank Nederland NV 2.65% 8/17/12 (c)	500,000	505,033
Royal Bank of Canada 0.867% 4/17/14 (f)	3,000,000	2,983,623
Santander US Debt SA Unipersonal 1.3793% 3/30/12 (c)(f)	800,000	799,094
Sumitomo Mitsui Banking Corp. 1.5112% 7/22/14 (c)(f)	1,500,000	1,504,848
Svenska Handelsbanken AB 2.875% 9/14/12 (c)	2,500,000	2,530,075
The Toronto Dominion Bank:
0.867% 7/14/14 (f)	2,000,000	1,981,978
0.8875% 11/1/13 (f)	500,000	502,505
U.S. Bank NA 0.7791% 10/26/12 (f)	2,000,000	2,004,374
Union Bank NA 1.4783% 6/6/14 (f)	2,000,000	1,972,108
Wachovia Bank NA 0.8117% 11/3/14 (f)	1,500,000	1,428,699
Westpac Banking Corp.:
1.3093% 3/31/14 (c)(f)	1,000,000	985,272
2.25% 11/19/12	1,250,000	1,265,716
		44,265,238
Consumer Finance - 4.5%
American Express Credit Corp. 1.4238% 6/24/14 (f)	1,000,000	985,140
American Honda Finance Corp. 0.805% 11/7/12 (c)(f)	2,000,000	2,003,210
Capital One Financial Corp. 1.717% 7/15/14 (f)	2,000,000	1,971,660
General Electric Capital Corp. 1.4325% 1/7/14 (f)	5,000,000	4,996,550
John Deere Capital Corp. 0.981% 10/4/13 (f)	500,000	503,267
Toyota Motor Credit Corp. 0.9521% 1/17/14 (f)	2,000,000	2,000,834
		12,460,661
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - 3.7%
BB&T Corp. 1.2531% 4/28/14 (f)	$ 2,000,000	$ 1,990,806
BP Capital Markets PLC 1.14% 3/11/14 (f)	2,000,000	2,006,994
Citigroup, Inc.:
2.0265% 1/13/14 (f)	2,341,000	2,295,821
2.4528% 8/13/13 (f)	1,000,000	999,336
MassMutual Global Funding II 0.9515% 1/14/14 (c)(f)	394,000	393,870
Metlife Institutional Funding II 1.481% 4/4/14 (c)(f)	2,500,000	2,499,445
		10,186,272
Insurance - 2.7%
Berkshire Hathaway Finance Corp. 0.9115% 1/10/14 (f)	2,000,000	2,002,474
Metropolitan Life Global Funding I 2.5% 1/11/13 (c)	1,000,000	1,013,125
New York Life Global Funding 0.841% 4/4/14 (c)(f)	2,000,000	1,981,222
Prudential Financial, Inc.:
3.625% 9/17/12	1,500,000	1,525,929
5.15% 1/15/13	1,000,000	1,034,576
		7,557,326
Thrifts & Mortgage Finance - 0.7%
Bank of America Corp. 2.1305% 7/11/14 (f)	2,000,000	1,914,140
TOTAL FINANCIALS		89,230,472
HEALTH CARE - 0.5%
Pharmaceuticals - 0.5%
Teva Pharmaceutical Finance Co. BV 1.3442% 11/8/13 (f)	1,250,000	1,259,140
INFORMATION TECHNOLOGY - 1.2%
Computers & Peripherals - 0.7%
Hewlett-Packard Co. 0.7861% 5/24/13 (f)	2,000,000	1,988,404
IT Services - 0.2%
The Western Union Co. 1.1139% 3/7/13 (f)	530,000	530,054
Office Electronics - 0.3%
Xerox Corp.:
1.2806% 5/16/14 (f)	435,000	429,416
5.5% 5/15/12	500,000	506,501
		935,917
TOTAL INFORMATION TECHNOLOGY		3,454,375
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - 0.4%
Chemicals - 0.4%
Dow Chemical Co. 4.85% 8/15/12	$ 1,000,000	$ 1,020,999
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.2%
Qwest Corp. 3.7963% 6/15/13 (f)	1,000,000	1,009,946
SBC Communications, Inc. 5.875% 8/15/12	2,000,000	2,057,324
Verizon Communications, Inc. 1.1838% 3/28/14 (f)	3,000,000	3,014,244
		6,081,514
UTILITIES - 2.2%
Electric Utilities - 0.3%
Alabama Power Co. 4.85% 12/15/12	500,000	518,698
EDP Finance BV 5.375% 11/2/12 (c)	300,000	299,700
		818,398
Multi-Utilities - 1.9%
Dominion Resources, Inc.:
5% 3/15/13	1,000,000	1,046,371
6.25% 6/30/12	957,000	978,134
DTE Energy Co. 1.2272% 6/3/13 (f)	607,000	606,568
Sempra Energy 1.3063% 3/15/14 (f)	2,695,000	2,686,840
		5,317,913
TOTAL UTILITIES		6,136,311
TOTAL NONCONVERTIBLE BONDS (Cost $119,668,733)		118,901,954
U.S. Government and Government Agency Obligations - 18.9%

U.S. Government Agency Obligations - 18.3%
Fannie Mae Guaranteed Mortgage pass-thru certificates:
0.75% 2/26/13	42,500,000	42,742,885
4.375% 9/15/12 (e)	8,000,000	8,209,872
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		50,952,757
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - 0.6%
Bank of America Corp. 0.8531% 4/30/12 (FDIC Guaranteed) (d)(f)	$ 1,500,000	$ 1,502,363
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $52,447,954)		52,455,120
U.S. Government Agency - Mortgage Securities - 2.2%

Fannie Mae Guaranteed Mortgage pass-thru certificates - 2.2%
2.369% 11/1/34 (f)	492,637	520,040
2.378% 6/1/35 (f)	427,673	455,605
2.399% 2/1/34 (f)	302,660	317,503
2.399% 10/1/35 (f)	1,098,605	1,162,906
2.427% 12/1/34 (f)	542,117	569,826
2.449% 7/1/35 (f)	804,020	842,936
2.479% 6/1/35 (f)	1,037,494	1,096,741
2.521% 11/1/34 (f)	552,468	581,781
2.601% 7/1/34 (f)	491,841	522,658
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,873,164)		6,069,996
Asset-Backed Securities - 17.9%

Ally Auto Receivables Trust:
Series 2009-A Class A4, 3% 10/15/15 (c)	1,000,000	1,018,980
Series 2010-4 Class A2, 0.71% 2/15/13	163,878	163,874
Series 2011-1 Class A2, 0.81% 10/15/13	495,611	495,673
Series 2011-4 Class A2, 0.65% 3/17/14	100,000	99,924
Ally Automobile Receivables Trust:
Series 2011-5 Class A2, 0.8% 6/16/14	1,000,000	1,001,302
Series 2012-1 Class A2, 0.71% 9/15/14	1,000,000	997,740
Ally Master Owner Trust:
Series 2010-1 Class A, 2.0351% 1/15/15 (c)(f)	700,000	708,467
Series 2011-1 Class A1, 1.1551% 1/15/16 (f)	500,000	501,212
Series 2011-5 Class A1, 0.9351% 6/15/15 (f)	510,000	510,025
AmeriCredit Automobile Receivables Trust:
Series 2007-CM Class A4B, 0.3753% 4/7/14 (National Public Finance Guarantee Corp. Insured) (f)	290,208	288,261
Series 2010-B Class A2, 1.18% 2/6/14 (Assured Guaranty Corp. Insured)	289,638	289,239
Asset-Backed Securities - continued
	Principal Amount	Value
AmeriCredit Automobile Receivables Trust: - continued
Series 2011-1 Class A2, 0.84% 6/9/14	$ 604,841	$ 604,957
Series 2011-2 Class A2, 0.9% 9/8/14	834,776	834,594
Series 2011-4 Class A/S, 0.92% 3/9/15	500,000	500,498
Series 2011-5 Class A2, 1.19% 8/8/15	120,000	120,427
Americredit Automobile Receivables Trust Series 2012-1 Class A2, 1.28% 10/8/15	1,000,000	999,945
Avis Budget Rental Car Funding (AESOP) LLC Series 2009-1A Class A, 9.31% 10/20/13 (c)	500,000	518,338
Bank of America Auto Trust Series 2009-1A Class A3, 2.67% 7/15/13 (c)	70,013	70,118
Bank One Issuance Trust Series 2003-A8, 0.5351% 5/16/16 (f)	500,000	501,549
BMW Vehicle Lease Trust:
Series 2010-1 Class A4, 0.96% 1/15/14	650,000	650,879
Series 2011-1 Class A2, 0.64% 4/22/13	949,086	949,159
BMW Vehicle Owner Trust Series 2011-A Class A2, 0.63% 2/25/14	330,000	330,182
Carmax Auto Owner Trust Series 2011-1 Class A2, 0.72% 11/15/13	672,782	673,118
Chase Issuance Trust:
Series 2005-A2 Class A2, 0.3551% 12/15/14 (f)	1,600,000	1,600,012
Series 2005-A6 Class A6, 0.3551% 7/15/14 (f)	1,730,000	1,729,956
Series 2007-A17 Class A, 5.12% 10/15/14	1,080,000	1,115,475
Series 2009-A2 Class A2, 1.8351% 4/15/14 (f)	2,500,000	2,507,947
Series 2011-A1 Class A1, 0.4751% 3/16/15 (f)	640,000	640,026
Series 2011-A2 Class A2, 0.3796% 5/15/15 (f)	990,000	990,524
Series 2011-A3 Class A3, 0.4136% 12/15/15 (f)	2,000,000	2,000,128
Chrysler Financial Auto Securitization Trust Series 2010-A Class A2, 0.69% 1/8/13	321,774	321,774
Citibank Credit Card Issuance Trust:
Series 2009-A1 Class A1, 2.0351% 3/17/14 (f)	4,350,000	4,359,083
Series 2009-A2 Class A2, 1.8351% 5/15/14 (f)	1,500,000	1,506,714
Series 2009-A5 Class A5, 2.25% 12/23/14	340,000	345,306
Citibank Omni Master Trust Series 2009-A8 Class A8, 2.3896% 5/16/16 (c)(f)	1,000,000	1,005,294
Discover Card Master Trust Series 2011-A2 Class A2, 0.4883% 11/16/15 (f)	1,000,000	1,002,131
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.8077% 5/28/35 (f)	80,751	58,420
Class AB3, 0.7513% 5/28/35 (f)	32,052	20,191
Ford Credit Auto Lease Trust:
Series 2011-A Class A2, 0.74% 9/15/13	1,000,000	1,000,231
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Auto Lease Trust: - continued
Series 2010-B Class A2, 0.75% 10/15/12 (c)	$ 382,960	$ 382,955
Ford Credit Auto Owner Trust:
Series 2009-D:
Class A3, 2.17% 10/15/13	32,262	32,421
Class A4, 2.98% 8/15/14	130,000	132,910
Series 2011-B Class A2, 0.68% 1/15/14	966,185	968,426
Ford Credit Automobile Owner Trust Series 2012-A Class A2, 0.62% 9/15/14	670,000	670,523
Ford Credit Floorplan Master Owner Trust:
Series 2010-1 Class A, 1.9351% 12/15/14 (c)(f)	490,000	494,804
Series 2010-5 Class A1, 1.5% 9/15/15	240,000	242,394
Fremont Home Loan Trust Series 2005-A Class M4, 0.9563% 1/25/35 (f)	125,000	28,584
GSAMP Trust Series 2007-HE1 Class M1, 0.5263% 3/25/47 (f)	335,000	9,326
Home Equity Asset Trust Series 2003-5 Class A2, 0.9763% 12/25/33 (f)	10,566	7,393
Honda Auto Receivables Owner Trust Series 2011-3 Class A2, 0.67% 4/21/14	300,000	300,400
Honda Automobile Receivables Owner Trust Series 2009-3 Class A4, 3.3% 9/15/15	100,000	101,846
Hyundai Auto Lease Securitization Trust Series 2011-A Class A3, 0.69% 11/15/13 (c)	1,000,000	1,000,297
Hyundai Auto Receivables Trust:
Series 2009-A Class A3, 2.03% 8/15/13	44,178	44,346
Series 2011-A Class A2, 0.69% 11/15/13	670,837	670,996
Series 2011-C Class A2, 0.62% 7/15/14	310,000	310,093
John Deere Owner Trust Series 2011-A Class A2, 0.64% 6/16/14	1,938,240	1,939,382
Mercedes-Benz Auto Lease Trust:
Series 2011-1A Class A2, 0.79% 4/15/13 (c)	580,546	580,466
Series 2011-B Class A2, 0.9% 1/15/14 (c)	1,000,000	1,000,625
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 0.7463% 8/25/35 (f)	20,366	16,431
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.6163% 8/25/34 (f)	65,756	48,726
Nissan Auto Lease Trust:
Series 2010-B Class A2, 0.9% 5/15/13	533,773	534,227
Series 2011-A Class A2, 0.7% 1/15/14	1,000,000	1,000,237
Series 2011-B Class A2, 0.4583% 2/17/14 (f)	1,000,000	999,663
Nissan Auto Receivables Owner Trust Series 2011-A Class A2, 0.65% 12/16/13	926,250	928,138
Asset-Backed Securities - continued
	Principal Amount	Value
Ocala Funding LLC Series 2006-1A Class A, 1.6809% 3/20/11 (b)(c)(f)	$ 965,000	$ 0
Park Place Securities, Inc. Series 2004-WCW1 Class M4, 1.7263% 9/25/34 (f)	435,000	95,011
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0763% 4/25/33 (f)	1,451	1,175
Santander Drive Auto Receivables Trust:
Series 2010-3 Class A2, 0.93% 6/17/13	199,318	199,353
Series 2011-1, Class A2, 0.94% 2/18/14	292,794	292,692
Series 2011-4 Class A2, 1.37% 3/16/15	270,000	270,253
Santander Drive Automobile Receivables Trust Series 2012-1 Class A2, 1.25% 4/15/15	750,000	750,368
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1363% 9/25/34 (f)	21,802	15,714
USAA Auto Owner Trust Series 2010-1 Class A3, 1.3% 6/16/14	382,772	383,822
Volkswagen Auto Lease Trust:
Series 2010-A:
Class A2, 0.77% 1/22/13	330,427	330,586
Class A4, 1.18% 10/20/15	120,000	120,565
Series 2011-A Class A2, 1% 2/20/14	180,000	179,976
Volkswagen Auto Loan Enhanced Trust Series 2011-1 Class A3, 1.22% 6/22/15	140,000	141,082
Volkswagen Automobile Loan Enhanced Trust Series 2012-1 Series A2, 0.61% 10/20/14	1,000,000	1,000,360
Wachovia Auto Owner Trust Series 2008-A Class A4B, 1.4309% 3/20/14 (f)	541,678	543,340
TOTAL ASSET-BACKED SECURITIES (Cost $51,509,371)		49,801,579
Collateralized Mortgage Obligations - 11.2%

Private Sponsor - 2.5%
Arkle Master Issuer PLC floater Series 2010-1A Class 2A, 1.6156% 5/17/60 (c)(f)	1,500,000	1,498,895
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.6794% 11/19/47 (c)(f)	420,843	420,399
Gracechurch Mortgage Financing PLC floater Series 2007-1A Class 3A1, 0.5594% 11/20/56 (c)(f)	609,768	608,172
Granite Mortgages Series 2003-2 Class 1A3, 1.0612% 7/20/43 (f)	138,304	134,320
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.9612% 1/20/44 (f)	55,752	54,442
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Mortgages PLC floater: - continued
Series 2004-1 Class 2A1, 0.8832% 3/20/44 (f)	$ 297,236	$ 287,933
Series 2004-3 Class 2A1, 0.8432% 9/20/44 (f)	67,122	65,088
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.6063% 12/25/34 (f)	237,023	193,456
Holmes Master Issuer PLC floater:
Series 2007-2A Class 4A, 0.667% 7/15/20 (f)	1,000,000	996,368
Series 2012-1A Class A1, 0.4474% 1/15/13 (c)(f)	1,000,000	1,000,290
Santander Drive Auto Receivables Trust sequential payer Series 2011-3 Class A2, 1.11% 8/15/14	250,000	250,028
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4936% 9/25/36 (f)	1,000,000	748,906
World Omni Auto Receivables Trust sequential payer Series 2011-A Class A2, 0.64% 11/15/13	739,487	739,498
TOTAL PRIVATE SPONSOR		6,997,795
U.S. Government Agency - 8.7%
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2008-76 Class EF, 0.7763% 9/25/23 (f)	64,861	65,057
Series 2010-86 Class FE, 0.7263% 8/25/25 (f)	520,278	522,421
planned amortization Series 2003-92 Class PD, 4.5% 3/25/17	1,716,028	1,739,561
sequential payer:
Series 2003-129 Class GF, 0.6763% 4/25/30 (f)	460,311	460,405
Series 2005-47 Class HA, 4.5% 7/25/19	965,850	994,441
Series 2011-16 Class FB, 0.4263% 3/25/31 (f)	2,536,537	2,533,741
Series 2011-23 Class AB, 2.75% 6/25/20	206,602	213,194
Freddie Mac Multi-Class participation certificates guaranteed:
floater Series 3346 Class FA, 0.5196% 2/15/19 (f)	5,767,837	5,776,110
floater sequential payer:
Series 2755 Class FI, 0.6896% 10/15/31 (f)	2,607,853	2,609,039
Series 3387 Class DF, 0.4696% 10/15/17 (f)	936,332	936,302
planned amortization Series 2836 Class PX, 4% 5/15/18	1,913,450	1,973,276
planned amortization class Series 3792, 0.6896% 11/15/40 (f)	918,259	920,065
sequential payer:
Series 2582 Class CG, 4% 11/15/17	735,734	755,013
Series 2924 Class DA, 4.5% 2/15/19	798,243	820,977
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-Class participation certificates guaranteed: - continued
sequential payer:
Series 3540 Class CD, 2% 6/15/14	$ 468,423	$ 469,887
Series 3560 Class LA, 2% 8/15/14	850,285	855,464
Series 3573 Class LC, 1.85% 8/15/14	1,044,183	1,052,614
Series 3659 Class EJ 3% 6/15/18	958,170	991,183
Series 3696 Class AE, 1.2% 7/15/15	480,628	482,752
TOTAL U.S. GOVERNMENT AGENCY		24,171,502
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $31,491,289)		31,169,297
Commercial Mortgage Securities - 2.5%

Banc of America Commercial Mortgage, Inc. sequential payer Series 2007-1 Class A2, 5.381% 1/15/49	659,421	658,585
Banc of America Large Loan, Inc. floater Series 2005-MIB1:
Class G, 0.8151% 3/15/22 (c)(f)	100,000	93,000
Class H, 1.0651% 3/15/22 (c)(f)	110,000	95,700
COMM pass-thru certificates floater Series 2006-CN2A Class A2FL, 0.5153% 2/5/19 (c)(f)	800,000	756,534
Commercial Mortgage pass-thru certificates Class A, 2.555% 12/10/24 (c)	220,000	220,000
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C3 Class A2, 5.7133% 6/15/39 (f)	211,501	212,699
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C4 Class A4, 5.137% 8/15/36	240,000	250,653
GMAC Commercial Mortgage Securities, Inc. sequential payer Series 2003-C2 Class A2, 5.6355% 5/10/40 (f)	120,000	126,833
Greenwich Capital Commercial Funding Corp. sequential payer Series 2005-GG3 Class A2, 4.305% 8/10/42 (f)	375,274	374,987
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class A1, 1.1425% 3/6/20 (c)(f)	456,600	456,003
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	150,000	150,388
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	$ 161,912	$ 162,631
Series 2011-GC5 Class A1, 1.468% 8/10/44 (f)	218,777	218,690
Series 2012-GC6 Class A1, 1.282% 1/10/45	100,000	99,948
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (c)(f)	1,000,000	997,418
sequential payer Series 2003-C1 Class A2, 4.985% 1/12/37	210,000	215,725
Series 2003-CB7 Class A4, 4.879% 1/12/38 (f)	104,474	110,006
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	240,000	242,029
Series 2007-LD11 Class A2, 5.8016% 6/15/49 (f)	235,135	237,541
LB-UBS Commercial Mortgage Trust sequential payer Series 2003-C3 Class A4, 4.166% 5/15/32	80,000	82,314
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.486% 7/15/19 (c)(f)	247,826	143,739
Series 2007-XLFA Class B, 0.416% 10/15/20 (c)(f)	440,000	413,638
sequential payer Series 2003-IQ4 Class A2, 4.07% 5/15/40	81,789	83,916
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	109,297	113,447
Wachovia Bank Commercial Mortgage Trust floater Series 2006-WL7A Class A1, 0.3683% 9/15/21 (c)(f)	379,387	363,085
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $7,353,571)		6,879,509
Municipal Securities - 0.7%

California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 1.2%, tender 2/1/12 (f)(g)	500,000	500,000
Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.85%, tender 3/1/12 (f)(g)	300,000	300,000
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.9%, tender 4/2/12 (f)	500,000	501,055
Municipal Securities - continued
	Principal Amount	Value
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.): - continued
Series 2007 B, 1.9%, tender 6/1/12 (f)	$ 500,000	$ 502,095
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.85%, tender 4/2/12 (f)(g)	250,000	250,000
TOTAL MUNICIPAL SECURITIES (Cost $2,050,000)		2,053,150
Foreign Government and Government Agency Obligations - 0.7%

Ontario Province 0.9378% 5/22/12 (f) (Cost $2,003,394)	2,000,000	2,002,560
Bank Notes - 0.7%

National City Bank, Cleveland 0.6269% 3/1/13 (f) (Cost $1,985,840)	2,000,000	1,997,954
Certificates of Deposit - 1.3%

Bank of Nova Scotia yankee 0.9849% 10/18/13 (f)	2,000,000	2,006,904
Nordea Bank Finland PLC yankee 0.915% 2/7/13 (f)	1,000,000	997,366
Westpac Banking Corp. yankee 1.3315% 7/10/13 (f)	500,000	500,013
TOTAL CERTIFICATES OF DEPOSIT (Cost $3,499,908)		3,504,283
Commercial Paper - 0.5%

Vodafone Group PLC yankee:
1% 6/11/12 (Cost $1,494,500)	1,500,000	1,496,183
Money Market Funds - 1.0%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (a) (Cost $2,758,283)	2,758,283	$ 2,758,283
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $282,136,007)		279,089,868
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(1,006,429)
NET ASSETS - 100%		$ 278,083,439
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
15 Eurodollar 90 Day Index Contracts	March 2012	$ 14,982,938	$ 2,524
15 Eurodollar 90 Day Index Contracts	June 2012	14,982,750	4,512
15 Eurodollar 90 Day Index Contracts	Sept. 2012	14,982,000	9,387
TOTAL EURODOLLAR CONTRACTS		$ 44,947,688	$ 16,423

Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,484,687 or 15.6% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $1,502,363 or 0.6% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $30,787.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,301
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 118,901,954	$ -	$ 118,901,954	$ -
U.S. Government and Government Agency Obligations	52,455,120	-	52,455,120	-
U.S. Government Agency - Mortgage Securities	6,069,996	-	6,069,996	-
Asset-Backed Securities	49,801,579	-	49,768,429	33,150
Collateralized Mortgage Obligations	31,169,297	-	31,169,297	-
Commercial Mortgage Securities	6,879,509	-	6,133,432	746,077
Municipal Securities	2,053,150	-	2,053,150	-
Foreign Government and Government Agency Obligations	2,002,560	-	2,002,560	-
Bank Notes	1,997,954	-	1,997,954	-
Certificates of Deposit	3,504,283	-	3,504,283	-
Commercial Paper	1,496,183	-	1,496,183	-
Money Market Funds	2,758,283	2,758,283	-	-
Total Investments in Securities:	$ 279,089,868	$ 2,758,283	$ 275,552,358	$ 779,227
Derivative Instruments:
Assets
Futures Contracts	$ 16,423	$ 16,423	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 806,221
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(11,689)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	(921)
Transfers in to Level 3	194,900
Transfers out of Level 3	(209,284)
Ending Balance	$ 779,227
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (11,689)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of January 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 16,423	$ -
Total Value of Derivatives	$ 16,423	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.7%
United Kingdom	4.2%
Canada	4.2%
Netherlands	2.8%
Australia	2.3%
France	1.0%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $279,377,724)	$ 276,331,585
Fidelity Central Funds (cost $2,758,283)	2,758,283
Total Investments (cost $282,136,007)		$ 279,089,868
Cash		11,905
Receivable for investments sold		2,008,470
Receivable for fund shares sold		243,125
Interest receivable		740,182
Distributions receivable from Fidelity Central Funds		1,227
Receivable for daily variation margin on futures contracts		2,813
Total assets		282,097,590

Liabilities
Payable for investments purchased	$ 3,605,029
Payable for fund shares redeemed	297,374
Distributions payable	3,365
Accrued management fee	73,338
Distribution and service plan fees payable	2,724
Other affiliated payables	32,321
Total liabilities		4,014,151

Net Assets		$ 278,083,439
Net Assets consist of:
Paid in capital		$ 408,068,061
Distributions in excess of net investment income		(65,720)
Accumulated undistributed net realized gain (loss) on investments		(126,889,186)
Net unrealized appreciation (depreciation) on investments		(3,029,716)
Net Assets		$ 278,083,439

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($16,515,041 ÷ 2,020,548 shares)	$ 8.17

Maximum offering price per share (100/98.50 of $8.17)	$ 8.29
Class T: Net Asset Value and redemption price per share ($4,526,314 ÷ 553,734 shares)	$ 8.17

Maximum offering price per share (100/98.50 of $8.17)	$ 8.29
Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($254,450,230 ÷ 31,127,364 shares)	$ 8.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,591,854 ÷ 317,084 shares)	$ 8.17

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Interest		$ 1,074,507
Income from Fidelity Central Funds		1,301
Total income		1,075,808

Expenses
Management fee	$ 409,749
Transfer agent fees	136,663
Distribution and service plan fees	15,882
Fund wide operations fee	42,857
Independent trustees' compensation	474
Miscellaneous	357
Total expenses before reductions	605,982
Expense reductions	(41)	605,941
Net investment income (loss)		469,867
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	99,546
Futures contracts	462
Total net realized gain (loss)		100,008
Change in net unrealized appreciation (depreciation) on: Investment securities	(891,081)
Futures contracts	16,374
Total change in net unrealized appreciation (depreciation)		(874,707)
Net gain (loss)		(774,699)
Net increase (decrease) in net assets resulting from operations		$ (304,832)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 469,867	$ 865,259
Net realized gain (loss)	100,008	(1,556,025)
Change in net unrealized appreciation (depreciation)	(874,707)	3,140,998
Net increase (decrease) in net assets resulting from operations	(304,832)	2,450,232
Distributions to shareholders from net investment income	(473,703)	(936,826)
Share transactions - net increase (decrease)	19,633,523	(6,245,769)
Redemption fees	9,363	16,839
Total increase (decrease) in net assets	18,864,351	(4,715,524)

Net Assets
Beginning of period	259,219,088	263,934,612
End of period (including distributions in excess of net investment income of $65,720 and distributions in excess of net investment income of $61,884, respectively)	$ 278,083,439	$ 259,219,088

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.82	$ 10.02
Income from Investment Operations
Net investment income (loss) E	.007	.013	.047	.091	.384	.493
Net realized and unrealized gain (loss)	(.030)	.051	.040	(.167)	(1.612)	(.198)
Total from investment operations	(.023)	.064	.087	(.076)	(1.228)	.295
Distributions from net investment income	(.007)	(.015)	(.047)	(.071)	(.294)	(.495)
Tax return of capital	-	-	-	(.003)	(.039)	-
Total distributions	(.007)	(.015)	(.047)	(.074)	(.333)	(.495)
Redemption fees added to paid in capital E	- I	.001	- I	- I	.001	- I
Net asset value, end of period	$ 8.17	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.82
Total Return B,C,D	(.28)%	.80%	1.08%	(.92)%	(12.71)%	2.97%
Ratios to Average Net Assets F,H
Expenses before reductions	.65% A	.63%	.64%	.68%	.67%	.66%
Expenses net of fee waivers, if any	.65% A	.63%	.64%	.68%	.67%	.66%
Expenses net of all reductions	.65% A	.63%	.64%	.67%	.66%	.66%
Net investment income (loss)	.17% A	.16%	.58%	1.13%	4.26%	4.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,515	$ 12,242	$ 18,129	$ 8,033	$ 6,268	$ 13,735
Portfolio turnover rate G	101% A	103%	95%	92%	11%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.82	$ 10.02
Income from Investment Operations
Net investment income (loss) E	.005	.009	.044	.090	.377	.491
Net realized and unrealized gain (loss)	(.030)	.052	.040	(.168)	(1.607)	(.199)
Total from investment operations	(.025)	.061	.084	(.078)	(1.230)	.292
Distributions from net investment income	(.005)	(.012)	(.044)	(.069)	(.292)	(.492)
Tax return of capital	-	-	-	(.003)	(.039)	-
Total distributions	(.005)	(.012)	(.044)	(.072)	(.331)	(.492)
Redemption fees added to paid in capital E	- I	.001	- I	- I	.001	- I
Net asset value, end of period	$ 8.17	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.82
Total Return B,C,D	(.30)%	.76%	1.03%	(.94)%	(12.72)%	2.95%
Ratios to Average Net Assets F,H
Expenses before reductions	.69% A	.68%	.68%	.69%	.69%	.69%
Expenses net of fee waivers, if any	.69% A	.68%	.68%	.69%	.69%	.69%
Expenses net of all reductions	.69% A	.68%	.68%	.69%	.69%	.69%
Net investment income (loss)	.13% A	.12%	.54%	1.11%	4.23%	4.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,526	$ 4,811	$ 5,334	$ 3,114	$ 2,910	$ 4,818
Portfolio turnover rate G	101% A	103%	95%	92%	11%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Ultra-Short Bond

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.81	$ 10.02
Income from Investment Operations
Net investment income (loss)D	.016	.028	.063	.111	.404	.516
Net realized and unrealized gain (loss)	(.030)	.051	.040	(.169)	(1.603)	(.210)
Total from investment operations	(.014)	.079	.103	(.058)	(1.199)	.306
Distributions from net investment income	(.016)	(.030)	(.063)	(.088)	(.310)	(.516)
Tax return of capital	-	-	-	(.004)	(.042)	-
Total distributions	(.016)	(.030)	(.063)	(.092)	(.352)	(.516)
Redemption fees added to paid in capital D	- H	.001	- H	- H	.001	- H
Net asset value, end of period	$ 8.17	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.81
Total Return B,C	(.18)%	.99%	1.27%	(.70)%	(12.42)%	3.09%
Ratios to Average Net Assets E,G
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.44%	.45%	.45%
Net investment income (loss)	.38% A	.34%	.77%	1.36%	4.47%	5.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 254,450	$ 239,921	$ 239,266	$ 217,282	$ 315,401	$ 974,602
Portfolio turnover rate F	101% A	103%	95%	92%	11%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.81	$ 10.02
Income from Investment Operations
Net investment income (loss) D	.015	.025	.057	.102	.416	.510
Net realized and unrealized gain (loss)	(.030)	.051	.040	(.168)	(1.619)	(.206)
Total from investment operations	(.015)	.076	.097	(.066)	(1.203)	.304
Distributions from net investment income	(.015)	(.027)	(.057)	(.081)	(.306)	(.514)
Tax return of capital	-	-	-	(.003)	(.042)	-
Total distributions	(.015)	(.027)	(.057)	(.084)	(.348)	(.514)
Redemption fees added to paid in capital D	- H	.001	- H	- H	.001	- H
Net asset value, end of period	$ 8.17	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.81
Total Return B,C	(.18)%	.95%	1.20%	(.80)%	(12.46)%	3.06%
Ratios to Average Net Assets E,G
Expenses before reductions	.46% A	.49%	.52%	.58%	.48%	.48%
Expenses net of fee waivers, if any	.46% A	.49%	.52%	.55%	.48%	.48%
Expenses net of all reductions	.46% A	.49%	.52%	.54%	.48%	.48%
Net investment income (loss)	.37% A	.31%	.70%	1.26%	4.44%	5.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,592	$ 2,245	$ 1,206	$ 623	$ 594	$ 8,312
Portfolio turnover rate F	101% A	103%	95%	92%	11%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

1. Organization.

Fidelity Ultra-Short Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Ultra-Short Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations, commercial paper and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, premium on debt securities, market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 475,166
Gross unrealized depreciation	(3,494,499)
Net unrealized appreciation (depreciation) on securities and other investments	$ (3,019,333)

Tax cost	$ 282,109,201

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2014	$ (1,917,431)
2015	(518,690)
2016	(12,186,304)
2017	(97,397,499)
2018	(9,829,719)
2019	(3,765,717)
Total capital loss carryforward	$ (125,615,360)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days are subject to a redemption fee equal to .25% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $462 and a change in net unrealized appreciation (depreciation) of $16,374 related to its investment in futures contracts.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $51,725,730 and $33,789,240, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.15%	$ 12,092	$ 576
Class T	0%	.15%	3,790	-
			$ 15,882	$ 576

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A and Class T redemptions. The deferred sales charges range from, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,337
Class T	189
$ 1,526

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Ultra-Short Bond. FIIOC receives an asset-based fee of .10% of Ultra-Short Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 12,664.16
Class T	4,975.20
Ultra-Short Bond	117,233.10
Institutional Class	1,791.11
	$ 136,663

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $357 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $41.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net investment income
Class A	$ 14,369	$ 30,970
Class T	3,332	7,200
Ultra-Short Bond	450,022	894,223
Institutional Class	5,980	4,433
Total	$ 473,703	$ 936,826

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class A
Shares sold	1,232,564	1,065,924	$ 10,070,206	$ 8,721,384
Reinvestment of distributions	1,434	2,786	11,703	22,762
Shares redeemed	(706,216)	(1,799,361)	(5,764,937)	(14,718,442)
Net increase (decrease)	527,782	(730,651)	$ 4,316,972	$ (5,974,296)
Class T
Shares sold	269,515	231,971	$ 2,202,404	$ 1,901,011
Reinvestment of distributions	378	787	3,083	6,425
Shares redeemed	(302,820)	(300,216)	(2,473,475)	(2,455,991)
Net increase (decrease)	(32,927)	(67,458)	$ (267,988)	$ (548,555)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Ultra-Short Bond
Shares sold	7,977,692	10,075,512	$ 65,094,059	$ 82,446,504
Reinvestment of distributions	53,625	105,881	437,788	866,057
Shares redeemed	(6,157,106)	(10,269,460)	(50,306,824)	(84,068,521)
Net increase (decrease)	1,874,211	(88,067)	$ 15,225,023	$ (755,960)
Institutional Class
Shares sold	252,824	250,678	$ 2,067,785	$ 2,055,596
Reinvestment of distributions	508	412	4,145	3,373
Shares redeemed	(209,959)	(125,316)	(1,712,414)	(1,025,927)
Net increase (decrease)	43,373	125,774	$ 359,516	$ 1,033,042

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ultra-Short Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of the retail class and Class T of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class T show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Ultra-Short Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the third quartile for the one-year period and the fourth quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to improve the fund's disappointing performance relative to its peer group and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board noted that this fund had underperformed in the past and discussed with FMR its disappointment with the continued underperformance of the fund. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 28% means that 72% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Ultra-Short Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) limit the "class-level" transfer agent fee for the retail class to 10 basis points, and (iii) limit the total expenses for the retail class to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each class ranked below its competitive median for 2010.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

AUSBI-USAN-0312
1.804596.108

Fidelity®

Ultra-Short Bond

Fund

Semiannual Report

January 31, 2012

(Fidelity Cover Art)

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(The Chairman's photo appears here.)

Dear Shareholder:

Following a year marked by unusually high volatility, 2012 began with most major asset classes advancing steadily in January. For U.S. equities, it was the strongest start to a new year since 1997. International stocks fared even better, despite continued uncertainty related to the sovereign debt crisis in Europe. Investors have been acutely sensitive to the latest news, for better or worse, coming out of the eurozone and its impact on financial markets. As we look ahead, the unresolved debt crisis in Europe remains at the center of a series of risk factors, summarized below, that we believe have the greatest potential to influence the global investment landscape.

Deleveraging and the economy

In the euro-currency area, fiscal austerity among nations and debt deleveraging among financial companies loaded with sovereign debt are deflationary measures and serve to hinder economic growth in the short term. Such an economic and financial-market scenario has not been historically supportive of strong performance among riskier assets, and emerges at a time when many nations need a resurgent economy to assist them in closing their budget deficits and in building confidence among bond buyers to help them refinance their existing debt obligations.

Slowdown in China and Europe

China's economy is the second-largest in the world, and it has been the biggest contributor to global growth since the end of the last recession. Thus, the slower pace of domestic growth in China has led to lower demand for imports of commodities and other construction materials from the rest of the world. In addition, economic weakness in Europe and the broad-based global economic slowdown are putting pressure on China's export growth, which has been largely responsible for its breakneck pace of annual gross domestic product (GDP) growth during the past three decades.

Credit deterioration and contagion

The heightened macroeconomic risk and elevated credit risk swirling around certain European nations and financial institutions have caused many market participants to avoid purchases of or reduce exposure to short-term debt offerings by these issuers. With increased credit risk, there are growing concerns about the potential credit contraction and contagion from European issuers spreading to other financial markets.

We invite you to learn more by visiting us on the Internet or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The Chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Class A	.65%
Actual		$ 1,000.00	$ 997.20	$ 3.26
HypotheticalA		$ 1,000.00	$ 1,021.87	$ 3.30
Class T	.69%
Actual		$ 1,000.00	$ 997.00	$ 3.46
HypotheticalA		$ 1,000.00	$ 1,021.67	$ 3.51
Ultra-Short Bond	.45%
Actual		$ 1,000.00	$ 998.20	$ 2.26
HypotheticalA		$ 1,000.00	$ 1,022.87	$ 2.29
Institutional Class	.46%
Actual		$ 1,000.00	$ 998.20	$ 2.31
HypotheticalA		$ 1,000.00	$ 1,022.82	$ 2.34

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of January 31, 2012 *	As of July 31, 2011 **
U.S. Government and U.S. Government Agency Obligations† 29.8%	U.S. Government and U.S. Government Agency Obligations† 34.0%
AAA 23.2%	AAA 23.7%
AA 19.9%	AA 19.3%
A 14.2%	A 12.5%
BBB 7.7%	BBB 6.6%
BB and Below 0.3%	BB and Below 0.4%
Not Rated 1.8%	Not Rated 1.5%
Short-Term Investments and Net Other Assets 3.1%	Short-Term Investments and Net Other Assets 2.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of January 31, 2012
6 months ago
Years	1.4	1.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of January 31, 2012
6 months ago
Years	0.5	0.5

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of January 31, 2012 *		As of July 31, 2011 **
	Corporate Bonds 42.8%		Corporate Bonds 40.8%
	U.S. Government and U.S. Government Agency Obligations† 29.8%		U.S. Government and U.S. Government Agency Obligations† 34.0%
	Asset-Backed Securities 17.9%		Asset-Backed Securities 18.4%
	CMOs and Other Mortgage Related Securities 5.0%		CMOs and Other Mortgage Related Securities 4.2%
	Other Investments 1.4%		Other Investments 0.6%
	Short-Term Investments and Net Other Assets 3.1%		Short-Term Investments and Net Other Assets 2.0%
* Foreign investments	17.3%	** Foreign investments	16.1%

* Futures and Swaps	5.4%	** Futures and Swaps	3.9%
† Includes FDIC Guaranteed Corporate Securities

Semiannual Report

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 42.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.8%
Automobiles - 1.7%
Daimler Finance North America LLC:
1.7418% 9/13/13 (c)(f)	$ 1,800,000	$ 1,797,579
1.9105% 7/11/13 (c)(f)	1,000,000	1,001,199
Volkswagen International Finance NV 1.191% 4/1/14 (c)(f)	2,000,000	1,961,718
		4,760,496
Media - 0.9%
AOL Time Warner, Inc. 6.875% 5/1/12	1,000,000	1,015,243
Time Warner Cable, Inc. 5.4% 7/2/12	1,500,000	1,529,462
		2,544,705
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp. 1.245% 8/23/13 (f)	401,000	401,066
TOTAL CONSUMER DISCRETIONARY		7,706,267
CONSUMER STAPLES - 0.7%
Food Products - 0.7%
Kraft Foods, Inc. 1.4565% 7/10/13 (f)	2,000,000	2,006,810
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Enterprise Products Operating LP 7.625% 2/15/12	1,000,000	1,001,981
Total Capital Canada Ltd. 0.947% 1/17/14 (f)	1,000,000	1,004,085
		2,006,066
FINANCIALS - 32.1%
Capital Markets - 4.6%
BlackRock, Inc. 0.8061% 5/24/13 (f)	500,000	498,165
Goldman Sachs Group, Inc. 1.435% 2/7/14 (f)	2,000,000	1,933,252
HSBC Bank PLC 1.367% 1/17/14 (c)(f)	2,000,000	1,982,854
JPMorgan Chase & Co. 1.3611% 1/24/14 (f)	4,000,000	3,988,728
State Street Corp. 0.8839% 3/7/14 (f)	1,000,000	990,703
The Bank of New York Mellon Corp. 0.8231% 7/28/14 (f)	2,000,000	1,983,914
UBS AG Stamford Branch 1.5531% 1/28/14 (f)	1,500,000	1,469,219
		12,846,835
Commercial Banks - 15.9%
American Express Bank FSB 0.4458% 6/12/12 (f)	700,000	698,994
ANZ Banking Group Ltd. 1.3215% 1/10/14 (c)(f)	1,000,000	995,149
Bank of Montreal 1.0231% 4/29/14 (f)	2,000,000	1,997,372
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Bank of Nova Scotia 1.6195% 1/12/15 (f)	$ 1,000,000	$ 1,009,294
Barclays Bank PLC 1.6165% 1/13/14 (f)	2,000,000	1,956,394
BNP Paribas 1.4815% 1/10/14 (f)	1,000,000	962,605
Commonwealth Bank of Australia 1.2892% 3/17/14 (c)(f)	2,000,000	1,976,587
Credit Agricole SA 0.7794% 2/2/12 (c)(f)	2,000,000	2,000,000
Credit Suisse New York Branch 1.527% 1/14/14 (f)	2,500,000	2,465,053
Danske Bank A/S 1.617% 4/14/14 (c)(f)	500,000	479,218
Deutsche Bank 1.2149% 1/18/13 (f)	2,000,000	1,988,558
Fifth Third Bank 0.5756% 5/17/13 (f)	2,500,000	2,455,630
ING Bank NV 1.94% 6/9/14 (c)(f)	2,000,000	1,926,676
Manufacturers & Traders Trust Co. 2.081% 4/1/13 (f)	930,000	920,953
National Australia Bank Ltd. 1.0625% 1/8/13 (c)(f)	1,000,000	1,001,596
Rabobank (Netherlands) NV 0.917% 4/14/14 (f)	3,000,000	2,967,834
Rabobank Nederland NV 2.65% 8/17/12 (c)	500,000	505,033
Royal Bank of Canada 0.867% 4/17/14 (f)	3,000,000	2,983,623
Santander US Debt SA Unipersonal 1.3793% 3/30/12 (c)(f)	800,000	799,094
Sumitomo Mitsui Banking Corp. 1.5112% 7/22/14 (c)(f)	1,500,000	1,504,848
Svenska Handelsbanken AB 2.875% 9/14/12 (c)	2,500,000	2,530,075
The Toronto Dominion Bank:
0.867% 7/14/14 (f)	2,000,000	1,981,978
0.8875% 11/1/13 (f)	500,000	502,505
U.S. Bank NA 0.7791% 10/26/12 (f)	2,000,000	2,004,374
Union Bank NA 1.4783% 6/6/14 (f)	2,000,000	1,972,108
Wachovia Bank NA 0.8117% 11/3/14 (f)	1,500,000	1,428,699
Westpac Banking Corp.:
1.3093% 3/31/14 (c)(f)	1,000,000	985,272
2.25% 11/19/12	1,250,000	1,265,716
		44,265,238
Consumer Finance - 4.5%
American Express Credit Corp. 1.4238% 6/24/14 (f)	1,000,000	985,140
American Honda Finance Corp. 0.805% 11/7/12 (c)(f)	2,000,000	2,003,210
Capital One Financial Corp. 1.717% 7/15/14 (f)	2,000,000	1,971,660
General Electric Capital Corp. 1.4325% 1/7/14 (f)	5,000,000	4,996,550
John Deere Capital Corp. 0.981% 10/4/13 (f)	500,000	503,267
Toyota Motor Credit Corp. 0.9521% 1/17/14 (f)	2,000,000	2,000,834
		12,460,661
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - 3.7%
BB&T Corp. 1.2531% 4/28/14 (f)	$ 2,000,000	$ 1,990,806
BP Capital Markets PLC 1.14% 3/11/14 (f)	2,000,000	2,006,994
Citigroup, Inc.:
2.0265% 1/13/14 (f)	2,341,000	2,295,821
2.4528% 8/13/13 (f)	1,000,000	999,336
MassMutual Global Funding II 0.9515% 1/14/14 (c)(f)	394,000	393,870
Metlife Institutional Funding II 1.481% 4/4/14 (c)(f)	2,500,000	2,499,445
		10,186,272
Insurance - 2.7%
Berkshire Hathaway Finance Corp. 0.9115% 1/10/14 (f)	2,000,000	2,002,474
Metropolitan Life Global Funding I 2.5% 1/11/13 (c)	1,000,000	1,013,125
New York Life Global Funding 0.841% 4/4/14 (c)(f)	2,000,000	1,981,222
Prudential Financial, Inc.:
3.625% 9/17/12	1,500,000	1,525,929
5.15% 1/15/13	1,000,000	1,034,576
		7,557,326
Thrifts & Mortgage Finance - 0.7%
Bank of America Corp. 2.1305% 7/11/14 (f)	2,000,000	1,914,140
TOTAL FINANCIALS		89,230,472
HEALTH CARE - 0.5%
Pharmaceuticals - 0.5%
Teva Pharmaceutical Finance Co. BV 1.3442% 11/8/13 (f)	1,250,000	1,259,140
INFORMATION TECHNOLOGY - 1.2%
Computers & Peripherals - 0.7%
Hewlett-Packard Co. 0.7861% 5/24/13 (f)	2,000,000	1,988,404
IT Services - 0.2%
The Western Union Co. 1.1139% 3/7/13 (f)	530,000	530,054
Office Electronics - 0.3%
Xerox Corp.:
1.2806% 5/16/14 (f)	435,000	429,416
5.5% 5/15/12	500,000	506,501
		935,917
TOTAL INFORMATION TECHNOLOGY		3,454,375
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - 0.4%
Chemicals - 0.4%
Dow Chemical Co. 4.85% 8/15/12	$ 1,000,000	$ 1,020,999
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.2%
Qwest Corp. 3.7963% 6/15/13 (f)	1,000,000	1,009,946
SBC Communications, Inc. 5.875% 8/15/12	2,000,000	2,057,324
Verizon Communications, Inc. 1.1838% 3/28/14 (f)	3,000,000	3,014,244
		6,081,514
UTILITIES - 2.2%
Electric Utilities - 0.3%
Alabama Power Co. 4.85% 12/15/12	500,000	518,698
EDP Finance BV 5.375% 11/2/12 (c)	300,000	299,700
		818,398
Multi-Utilities - 1.9%
Dominion Resources, Inc.:
5% 3/15/13	1,000,000	1,046,371
6.25% 6/30/12	957,000	978,134
DTE Energy Co. 1.2272% 6/3/13 (f)	607,000	606,568
Sempra Energy 1.3063% 3/15/14 (f)	2,695,000	2,686,840
		5,317,913
TOTAL UTILITIES		6,136,311
TOTAL NONCONVERTIBLE BONDS (Cost $119,668,733)		118,901,954
U.S. Government and Government Agency Obligations - 18.9%

U.S. Government Agency Obligations - 18.3%
Fannie Mae Guaranteed Mortgage pass-thru certificates:
0.75% 2/26/13	42,500,000	42,742,885
4.375% 9/15/12 (e)	8,000,000	8,209,872
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		50,952,757
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - 0.6%
Bank of America Corp. 0.8531% 4/30/12 (FDIC Guaranteed) (d)(f)	$ 1,500,000	$ 1,502,363
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $52,447,954)		52,455,120
U.S. Government Agency - Mortgage Securities - 2.2%

Fannie Mae Guaranteed Mortgage pass-thru certificates - 2.2%
2.369% 11/1/34 (f)	492,637	520,040
2.378% 6/1/35 (f)	427,673	455,605
2.399% 2/1/34 (f)	302,660	317,503
2.399% 10/1/35 (f)	1,098,605	1,162,906
2.427% 12/1/34 (f)	542,117	569,826
2.449% 7/1/35 (f)	804,020	842,936
2.479% 6/1/35 (f)	1,037,494	1,096,741
2.521% 11/1/34 (f)	552,468	581,781
2.601% 7/1/34 (f)	491,841	522,658
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,873,164)		6,069,996
Asset-Backed Securities - 17.9%

Ally Auto Receivables Trust:
Series 2009-A Class A4, 3% 10/15/15 (c)	1,000,000	1,018,980
Series 2010-4 Class A2, 0.71% 2/15/13	163,878	163,874
Series 2011-1 Class A2, 0.81% 10/15/13	495,611	495,673
Series 2011-4 Class A2, 0.65% 3/17/14	100,000	99,924
Ally Automobile Receivables Trust:
Series 2011-5 Class A2, 0.8% 6/16/14	1,000,000	1,001,302
Series 2012-1 Class A2, 0.71% 9/15/14	1,000,000	997,740
Ally Master Owner Trust:
Series 2010-1 Class A, 2.0351% 1/15/15 (c)(f)	700,000	708,467
Series 2011-1 Class A1, 1.1551% 1/15/16 (f)	500,000	501,212
Series 2011-5 Class A1, 0.9351% 6/15/15 (f)	510,000	510,025
AmeriCredit Automobile Receivables Trust:
Series 2007-CM Class A4B, 0.3753% 4/7/14 (National Public Finance Guarantee Corp. Insured) (f)	290,208	288,261
Series 2010-B Class A2, 1.18% 2/6/14 (Assured Guaranty Corp. Insured)	289,638	289,239
Asset-Backed Securities - continued
	Principal Amount	Value
AmeriCredit Automobile Receivables Trust: - continued
Series 2011-1 Class A2, 0.84% 6/9/14	$ 604,841	$ 604,957
Series 2011-2 Class A2, 0.9% 9/8/14	834,776	834,594
Series 2011-4 Class A/S, 0.92% 3/9/15	500,000	500,498
Series 2011-5 Class A2, 1.19% 8/8/15	120,000	120,427
Americredit Automobile Receivables Trust Series 2012-1 Class A2, 1.28% 10/8/15	1,000,000	999,945
Avis Budget Rental Car Funding (AESOP) LLC Series 2009-1A Class A, 9.31% 10/20/13 (c)	500,000	518,338
Bank of America Auto Trust Series 2009-1A Class A3, 2.67% 7/15/13 (c)	70,013	70,118
Bank One Issuance Trust Series 2003-A8, 0.5351% 5/16/16 (f)	500,000	501,549
BMW Vehicle Lease Trust:
Series 2010-1 Class A4, 0.96% 1/15/14	650,000	650,879
Series 2011-1 Class A2, 0.64% 4/22/13	949,086	949,159
BMW Vehicle Owner Trust Series 2011-A Class A2, 0.63% 2/25/14	330,000	330,182
Carmax Auto Owner Trust Series 2011-1 Class A2, 0.72% 11/15/13	672,782	673,118
Chase Issuance Trust:
Series 2005-A2 Class A2, 0.3551% 12/15/14 (f)	1,600,000	1,600,012
Series 2005-A6 Class A6, 0.3551% 7/15/14 (f)	1,730,000	1,729,956
Series 2007-A17 Class A, 5.12% 10/15/14	1,080,000	1,115,475
Series 2009-A2 Class A2, 1.8351% 4/15/14 (f)	2,500,000	2,507,947
Series 2011-A1 Class A1, 0.4751% 3/16/15 (f)	640,000	640,026
Series 2011-A2 Class A2, 0.3796% 5/15/15 (f)	990,000	990,524
Series 2011-A3 Class A3, 0.4136% 12/15/15 (f)	2,000,000	2,000,128
Chrysler Financial Auto Securitization Trust Series 2010-A Class A2, 0.69% 1/8/13	321,774	321,774
Citibank Credit Card Issuance Trust:
Series 2009-A1 Class A1, 2.0351% 3/17/14 (f)	4,350,000	4,359,083
Series 2009-A2 Class A2, 1.8351% 5/15/14 (f)	1,500,000	1,506,714
Series 2009-A5 Class A5, 2.25% 12/23/14	340,000	345,306
Citibank Omni Master Trust Series 2009-A8 Class A8, 2.3896% 5/16/16 (c)(f)	1,000,000	1,005,294
Discover Card Master Trust Series 2011-A2 Class A2, 0.4883% 11/16/15 (f)	1,000,000	1,002,131
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.8077% 5/28/35 (f)	80,751	58,420
Class AB3, 0.7513% 5/28/35 (f)	32,052	20,191
Ford Credit Auto Lease Trust:
Series 2011-A Class A2, 0.74% 9/15/13	1,000,000	1,000,231
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Auto Lease Trust: - continued
Series 2010-B Class A2, 0.75% 10/15/12 (c)	$ 382,960	$ 382,955
Ford Credit Auto Owner Trust:
Series 2009-D:
Class A3, 2.17% 10/15/13	32,262	32,421
Class A4, 2.98% 8/15/14	130,000	132,910
Series 2011-B Class A2, 0.68% 1/15/14	966,185	968,426
Ford Credit Automobile Owner Trust Series 2012-A Class A2, 0.62% 9/15/14	670,000	670,523
Ford Credit Floorplan Master Owner Trust:
Series 2010-1 Class A, 1.9351% 12/15/14 (c)(f)	490,000	494,804
Series 2010-5 Class A1, 1.5% 9/15/15	240,000	242,394
Fremont Home Loan Trust Series 2005-A Class M4, 0.9563% 1/25/35 (f)	125,000	28,584
GSAMP Trust Series 2007-HE1 Class M1, 0.5263% 3/25/47 (f)	335,000	9,326
Home Equity Asset Trust Series 2003-5 Class A2, 0.9763% 12/25/33 (f)	10,566	7,393
Honda Auto Receivables Owner Trust Series 2011-3 Class A2, 0.67% 4/21/14	300,000	300,400
Honda Automobile Receivables Owner Trust Series 2009-3 Class A4, 3.3% 9/15/15	100,000	101,846
Hyundai Auto Lease Securitization Trust Series 2011-A Class A3, 0.69% 11/15/13 (c)	1,000,000	1,000,297
Hyundai Auto Receivables Trust:
Series 2009-A Class A3, 2.03% 8/15/13	44,178	44,346
Series 2011-A Class A2, 0.69% 11/15/13	670,837	670,996
Series 2011-C Class A2, 0.62% 7/15/14	310,000	310,093
John Deere Owner Trust Series 2011-A Class A2, 0.64% 6/16/14	1,938,240	1,939,382
Mercedes-Benz Auto Lease Trust:
Series 2011-1A Class A2, 0.79% 4/15/13 (c)	580,546	580,466
Series 2011-B Class A2, 0.9% 1/15/14 (c)	1,000,000	1,000,625
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 0.7463% 8/25/35 (f)	20,366	16,431
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.6163% 8/25/34 (f)	65,756	48,726
Nissan Auto Lease Trust:
Series 2010-B Class A2, 0.9% 5/15/13	533,773	534,227
Series 2011-A Class A2, 0.7% 1/15/14	1,000,000	1,000,237
Series 2011-B Class A2, 0.4583% 2/17/14 (f)	1,000,000	999,663
Nissan Auto Receivables Owner Trust Series 2011-A Class A2, 0.65% 12/16/13	926,250	928,138
Asset-Backed Securities - continued
	Principal Amount	Value
Ocala Funding LLC Series 2006-1A Class A, 1.6809% 3/20/11 (b)(c)(f)	$ 965,000	$ 0
Park Place Securities, Inc. Series 2004-WCW1 Class M4, 1.7263% 9/25/34 (f)	435,000	95,011
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0763% 4/25/33 (f)	1,451	1,175
Santander Drive Auto Receivables Trust:
Series 2010-3 Class A2, 0.93% 6/17/13	199,318	199,353
Series 2011-1, Class A2, 0.94% 2/18/14	292,794	292,692
Series 2011-4 Class A2, 1.37% 3/16/15	270,000	270,253
Santander Drive Automobile Receivables Trust Series 2012-1 Class A2, 1.25% 4/15/15	750,000	750,368
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1363% 9/25/34 (f)	21,802	15,714
USAA Auto Owner Trust Series 2010-1 Class A3, 1.3% 6/16/14	382,772	383,822
Volkswagen Auto Lease Trust:
Series 2010-A:
Class A2, 0.77% 1/22/13	330,427	330,586
Class A4, 1.18% 10/20/15	120,000	120,565
Series 2011-A Class A2, 1% 2/20/14	180,000	179,976
Volkswagen Auto Loan Enhanced Trust Series 2011-1 Class A3, 1.22% 6/22/15	140,000	141,082
Volkswagen Automobile Loan Enhanced Trust Series 2012-1 Series A2, 0.61% 10/20/14	1,000,000	1,000,360
Wachovia Auto Owner Trust Series 2008-A Class A4B, 1.4309% 3/20/14 (f)	541,678	543,340
TOTAL ASSET-BACKED SECURITIES (Cost $51,509,371)		49,801,579
Collateralized Mortgage Obligations - 11.2%

Private Sponsor - 2.5%
Arkle Master Issuer PLC floater Series 2010-1A Class 2A, 1.6156% 5/17/60 (c)(f)	1,500,000	1,498,895
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.6794% 11/19/47 (c)(f)	420,843	420,399
Gracechurch Mortgage Financing PLC floater Series 2007-1A Class 3A1, 0.5594% 11/20/56 (c)(f)	609,768	608,172
Granite Mortgages Series 2003-2 Class 1A3, 1.0612% 7/20/43 (f)	138,304	134,320
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.9612% 1/20/44 (f)	55,752	54,442
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Mortgages PLC floater: - continued
Series 2004-1 Class 2A1, 0.8832% 3/20/44 (f)	$ 297,236	$ 287,933
Series 2004-3 Class 2A1, 0.8432% 9/20/44 (f)	67,122	65,088
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.6063% 12/25/34 (f)	237,023	193,456
Holmes Master Issuer PLC floater:
Series 2007-2A Class 4A, 0.667% 7/15/20 (f)	1,000,000	996,368
Series 2012-1A Class A1, 0.4474% 1/15/13 (c)(f)	1,000,000	1,000,290
Santander Drive Auto Receivables Trust sequential payer Series 2011-3 Class A2, 1.11% 8/15/14	250,000	250,028
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4936% 9/25/36 (f)	1,000,000	748,906
World Omni Auto Receivables Trust sequential payer Series 2011-A Class A2, 0.64% 11/15/13	739,487	739,498
TOTAL PRIVATE SPONSOR		6,997,795
U.S. Government Agency - 8.7%
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2008-76 Class EF, 0.7763% 9/25/23 (f)	64,861	65,057
Series 2010-86 Class FE, 0.7263% 8/25/25 (f)	520,278	522,421
planned amortization Series 2003-92 Class PD, 4.5% 3/25/17	1,716,028	1,739,561
sequential payer:
Series 2003-129 Class GF, 0.6763% 4/25/30 (f)	460,311	460,405
Series 2005-47 Class HA, 4.5% 7/25/19	965,850	994,441
Series 2011-16 Class FB, 0.4263% 3/25/31 (f)	2,536,537	2,533,741
Series 2011-23 Class AB, 2.75% 6/25/20	206,602	213,194
Freddie Mac Multi-Class participation certificates guaranteed:
floater Series 3346 Class FA, 0.5196% 2/15/19 (f)	5,767,837	5,776,110
floater sequential payer:
Series 2755 Class FI, 0.6896% 10/15/31 (f)	2,607,853	2,609,039
Series 3387 Class DF, 0.4696% 10/15/17 (f)	936,332	936,302
planned amortization Series 2836 Class PX, 4% 5/15/18	1,913,450	1,973,276
planned amortization class Series 3792, 0.6896% 11/15/40 (f)	918,259	920,065
sequential payer:
Series 2582 Class CG, 4% 11/15/17	735,734	755,013
Series 2924 Class DA, 4.5% 2/15/19	798,243	820,977
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-Class participation certificates guaranteed: - continued
sequential payer:
Series 3540 Class CD, 2% 6/15/14	$ 468,423	$ 469,887
Series 3560 Class LA, 2% 8/15/14	850,285	855,464
Series 3573 Class LC, 1.85% 8/15/14	1,044,183	1,052,614
Series 3659 Class EJ 3% 6/15/18	958,170	991,183
Series 3696 Class AE, 1.2% 7/15/15	480,628	482,752
TOTAL U.S. GOVERNMENT AGENCY		24,171,502
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $31,491,289)		31,169,297
Commercial Mortgage Securities - 2.5%

Banc of America Commercial Mortgage, Inc. sequential payer Series 2007-1 Class A2, 5.381% 1/15/49	659,421	658,585
Banc of America Large Loan, Inc. floater Series 2005-MIB1:
Class G, 0.8151% 3/15/22 (c)(f)	100,000	93,000
Class H, 1.0651% 3/15/22 (c)(f)	110,000	95,700
COMM pass-thru certificates floater Series 2006-CN2A Class A2FL, 0.5153% 2/5/19 (c)(f)	800,000	756,534
Commercial Mortgage pass-thru certificates Class A, 2.555% 12/10/24 (c)	220,000	220,000
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C3 Class A2, 5.7133% 6/15/39 (f)	211,501	212,699
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C4 Class A4, 5.137% 8/15/36	240,000	250,653
GMAC Commercial Mortgage Securities, Inc. sequential payer Series 2003-C2 Class A2, 5.6355% 5/10/40 (f)	120,000	126,833
Greenwich Capital Commercial Funding Corp. sequential payer Series 2005-GG3 Class A2, 4.305% 8/10/42 (f)	375,274	374,987
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class A1, 1.1425% 3/6/20 (c)(f)	456,600	456,003
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	150,000	150,388
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	$ 161,912	$ 162,631
Series 2011-GC5 Class A1, 1.468% 8/10/44 (f)	218,777	218,690
Series 2012-GC6 Class A1, 1.282% 1/10/45	100,000	99,948
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (c)(f)	1,000,000	997,418
sequential payer Series 2003-C1 Class A2, 4.985% 1/12/37	210,000	215,725
Series 2003-CB7 Class A4, 4.879% 1/12/38 (f)	104,474	110,006
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	240,000	242,029
Series 2007-LD11 Class A2, 5.8016% 6/15/49 (f)	235,135	237,541
LB-UBS Commercial Mortgage Trust sequential payer Series 2003-C3 Class A4, 4.166% 5/15/32	80,000	82,314
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.486% 7/15/19 (c)(f)	247,826	143,739
Series 2007-XLFA Class B, 0.416% 10/15/20 (c)(f)	440,000	413,638
sequential payer Series 2003-IQ4 Class A2, 4.07% 5/15/40	81,789	83,916
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	109,297	113,447
Wachovia Bank Commercial Mortgage Trust floater Series 2006-WL7A Class A1, 0.3683% 9/15/21 (c)(f)	379,387	363,085
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $7,353,571)		6,879,509
Municipal Securities - 0.7%

California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 1.2%, tender 2/1/12 (f)(g)	500,000	500,000
Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.85%, tender 3/1/12 (f)(g)	300,000	300,000
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.9%, tender 4/2/12 (f)	500,000	501,055
Municipal Securities - continued
	Principal Amount	Value
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.): - continued
Series 2007 B, 1.9%, tender 6/1/12 (f)	$ 500,000	$ 502,095
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.85%, tender 4/2/12 (f)(g)	250,000	250,000
TOTAL MUNICIPAL SECURITIES (Cost $2,050,000)		2,053,150
Foreign Government and Government Agency Obligations - 0.7%

Ontario Province 0.9378% 5/22/12 (f) (Cost $2,003,394)	2,000,000	2,002,560
Bank Notes - 0.7%

National City Bank, Cleveland 0.6269% 3/1/13 (f) (Cost $1,985,840)	2,000,000	1,997,954
Certificates of Deposit - 1.3%

Bank of Nova Scotia yankee 0.9849% 10/18/13 (f)	2,000,000	2,006,904
Nordea Bank Finland PLC yankee 0.915% 2/7/13 (f)	1,000,000	997,366
Westpac Banking Corp. yankee 1.3315% 7/10/13 (f)	500,000	500,013
TOTAL CERTIFICATES OF DEPOSIT (Cost $3,499,908)		3,504,283
Commercial Paper - 0.5%

Vodafone Group PLC yankee:
1% 6/11/12 (Cost $1,494,500)	1,500,000	1,496,183
Money Market Funds - 1.0%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (a) (Cost $2,758,283)	2,758,283	$ 2,758,283
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $282,136,007)		279,089,868
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(1,006,429)
NET ASSETS - 100%		$ 278,083,439
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
15 Eurodollar 90 Day Index Contracts	March 2012	$ 14,982,938	$ 2,524
15 Eurodollar 90 Day Index Contracts	June 2012	14,982,750	4,512
15 Eurodollar 90 Day Index Contracts	Sept. 2012	14,982,000	9,387
TOTAL EURODOLLAR CONTRACTS		$ 44,947,688	$ 16,423

Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,484,687 or 15.6% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $1,502,363 or 0.6% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $30,787.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,301
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 118,901,954	$ -	$ 118,901,954	$ -
U.S. Government and Government Agency Obligations	52,455,120	-	52,455,120	-
U.S. Government Agency - Mortgage Securities	6,069,996	-	6,069,996	-
Asset-Backed Securities	49,801,579	-	49,768,429	33,150
Collateralized Mortgage Obligations	31,169,297	-	31,169,297	-
Commercial Mortgage Securities	6,879,509	-	6,133,432	746,077
Municipal Securities	2,053,150	-	2,053,150	-
Foreign Government and Government Agency Obligations	2,002,560	-	2,002,560	-
Bank Notes	1,997,954	-	1,997,954	-
Certificates of Deposit	3,504,283	-	3,504,283	-
Commercial Paper	1,496,183	-	1,496,183	-
Money Market Funds	2,758,283	2,758,283	-	-
Total Investments in Securities:	$ 279,089,868	$ 2,758,283	$ 275,552,358	$ 779,227
Derivative Instruments:
Assets
Futures Contracts	$ 16,423	$ 16,423	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 806,221
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(11,689)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	(921)
Transfers in to Level 3	194,900
Transfers out of Level 3	(209,284)
Ending Balance	$ 779,227
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (11,689)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of January 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 16,423	$ -
Total Value of Derivatives	$ 16,423	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.7%
United Kingdom	4.2%
Canada	4.2%
Netherlands	2.8%
Australia	2.3%
France	1.0%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $279,377,724)	$ 276,331,585
Fidelity Central Funds (cost $2,758,283)	2,758,283
Total Investments (cost $282,136,007)		$ 279,089,868
Cash		11,905
Receivable for investments sold		2,008,470
Receivable for fund shares sold		243,125
Interest receivable		740,182
Distributions receivable from Fidelity Central Funds		1,227
Receivable for daily variation margin on futures contracts		2,813
Total assets		282,097,590

Liabilities
Payable for investments purchased	$ 3,605,029
Payable for fund shares redeemed	297,374
Distributions payable	3,365
Accrued management fee	73,338
Distribution and service plan fees payable	2,724
Other affiliated payables	32,321
Total liabilities		4,014,151

Net Assets		$ 278,083,439
Net Assets consist of:
Paid in capital		$ 408,068,061
Distributions in excess of net investment income		(65,720)
Accumulated undistributed net realized gain (loss) on investments		(126,889,186)
Net unrealized appreciation (depreciation) on investments		(3,029,716)
Net Assets		$ 278,083,439

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($16,515,041 ÷ 2,020,548 shares)	$ 8.17

Maximum offering price per share (100/98.50 of $8.17)	$ 8.29
Class T: Net Asset Value and redemption price per share ($4,526,314 ÷ 553,734 shares)	$ 8.17

Maximum offering price per share (100/98.50 of $8.17)	$ 8.29
Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($254,450,230 ÷ 31,127,364 shares)	$ 8.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,591,854 ÷ 317,084 shares)	$ 8.17

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Interest		$ 1,074,507
Income from Fidelity Central Funds		1,301
Total income		1,075,808

Expenses
Management fee	$ 409,749
Transfer agent fees	136,663
Distribution and service plan fees	15,882
Fund wide operations fee	42,857
Independent trustees' compensation	474
Miscellaneous	357
Total expenses before reductions	605,982
Expense reductions	(41)	605,941
Net investment income (loss)		469,867
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	99,546
Futures contracts	462
Total net realized gain (loss)		100,008
Change in net unrealized appreciation (depreciation) on: Investment securities	(891,081)
Futures contracts	16,374
Total change in net unrealized appreciation (depreciation)		(874,707)
Net gain (loss)		(774,699)
Net increase (decrease) in net assets resulting from operations		$ (304,832)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 469,867	$ 865,259
Net realized gain (loss)	100,008	(1,556,025)
Change in net unrealized appreciation (depreciation)	(874,707)	3,140,998
Net increase (decrease) in net assets resulting from operations	(304,832)	2,450,232
Distributions to shareholders from net investment income	(473,703)	(936,826)
Share transactions - net increase (decrease)	19,633,523	(6,245,769)
Redemption fees	9,363	16,839
Total increase (decrease) in net assets	18,864,351	(4,715,524)

Net Assets
Beginning of period	259,219,088	263,934,612
End of period (including distributions in excess of net investment income of $65,720 and distributions in excess of net investment income of $61,884, respectively)	$ 278,083,439	$ 259,219,088

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.82	$ 10.02
Income from Investment Operations
Net investment income (loss) E	.007	.013	.047	.091	.384	.493
Net realized and unrealized gain (loss)	(.030)	.051	.040	(.167)	(1.612)	(.198)
Total from investment operations	(.023)	.064	.087	(.076)	(1.228)	.295
Distributions from net investment income	(.007)	(.015)	(.047)	(.071)	(.294)	(.495)
Tax return of capital	-	-	-	(.003)	(.039)	-
Total distributions	(.007)	(.015)	(.047)	(.074)	(.333)	(.495)
Redemption fees added to paid in capital E	- I	.001	- I	- I	.001	- I
Net asset value, end of period	$ 8.17	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.82
Total Return B,C,D	(.28)%	.80%	1.08%	(.92)%	(12.71)%	2.97%
Ratios to Average Net Assets F,H
Expenses before reductions	.65% A	.63%	.64%	.68%	.67%	.66%
Expenses net of fee waivers, if any	.65% A	.63%	.64%	.68%	.67%	.66%
Expenses net of all reductions	.65% A	.63%	.64%	.67%	.66%	.66%
Net investment income (loss)	.17% A	.16%	.58%	1.13%	4.26%	4.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,515	$ 12,242	$ 18,129	$ 8,033	$ 6,268	$ 13,735
Portfolio turnover rate G	101% A	103%	95%	92%	11%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.82	$ 10.02
Income from Investment Operations
Net investment income (loss) E	.005	.009	.044	.090	.377	.491
Net realized and unrealized gain (loss)	(.030)	.052	.040	(.168)	(1.607)	(.199)
Total from investment operations	(.025)	.061	.084	(.078)	(1.230)	.292
Distributions from net investment income	(.005)	(.012)	(.044)	(.069)	(.292)	(.492)
Tax return of capital	-	-	-	(.003)	(.039)	-
Total distributions	(.005)	(.012)	(.044)	(.072)	(.331)	(.492)
Redemption fees added to paid in capital E	- I	.001	- I	- I	.001	- I
Net asset value, end of period	$ 8.17	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.82
Total Return B,C,D	(.30)%	.76%	1.03%	(.94)%	(12.72)%	2.95%
Ratios to Average Net Assets F,H
Expenses before reductions	.69% A	.68%	.68%	.69%	.69%	.69%
Expenses net of fee waivers, if any	.69% A	.68%	.68%	.69%	.69%	.69%
Expenses net of all reductions	.69% A	.68%	.68%	.69%	.69%	.69%
Net investment income (loss)	.13% A	.12%	.54%	1.11%	4.23%	4.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,526	$ 4,811	$ 5,334	$ 3,114	$ 2,910	$ 4,818
Portfolio turnover rate G	101% A	103%	95%	92%	11%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Ultra-Short Bond

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.81	$ 10.02
Income from Investment Operations
Net investment income (loss)D	.016	.028	.063	.111	.404	.516
Net realized and unrealized gain (loss)	(.030)	.051	.040	(.169)	(1.603)	(.210)
Total from investment operations	(.014)	.079	.103	(.058)	(1.199)	.306
Distributions from net investment income	(.016)	(.030)	(.063)	(.088)	(.310)	(.516)
Tax return of capital	-	-	-	(.004)	(.042)	-
Total distributions	(.016)	(.030)	(.063)	(.092)	(.352)	(.516)
Redemption fees added to paid in capital D	- H	.001	- H	- H	.001	- H
Net asset value, end of period	$ 8.17	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.81
Total Return B,C	(.18)%	.99%	1.27%	(.70)%	(12.42)%	3.09%
Ratios to Average Net Assets E,G
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.44%	.45%	.45%
Net investment income (loss)	.38% A	.34%	.77%	1.36%	4.47%	5.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 254,450	$ 239,921	$ 239,266	$ 217,282	$ 315,401	$ 974,602
Portfolio turnover rate F	101% A	103%	95%	92%	11%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.81	$ 10.02
Income from Investment Operations
Net investment income (loss) D	.015	.025	.057	.102	.416	.510
Net realized and unrealized gain (loss)	(.030)	.051	.040	(.168)	(1.619)	(.206)
Total from investment operations	(.015)	.076	.097	(.066)	(1.203)	.304
Distributions from net investment income	(.015)	(.027)	(.057)	(.081)	(.306)	(.514)
Tax return of capital	-	-	-	(.003)	(.042)	-
Total distributions	(.015)	(.027)	(.057)	(.084)	(.348)	(.514)
Redemption fees added to paid in capital D	- H	.001	- H	- H	.001	- H
Net asset value, end of period	$ 8.17	$ 8.20	$ 8.15	$ 8.11	$ 8.26	$ 9.81
Total Return B,C	(.18)%	.95%	1.20%	(.80)%	(12.46)%	3.06%
Ratios to Average Net Assets E,G
Expenses before reductions	.46% A	.49%	.52%	.58%	.48%	.48%
Expenses net of fee waivers, if any	.46% A	.49%	.52%	.55%	.48%	.48%
Expenses net of all reductions	.46% A	.49%	.52%	.54%	.48%	.48%
Net investment income (loss)	.37% A	.31%	.70%	1.26%	4.44%	5.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,592	$ 2,245	$ 1,206	$ 623	$ 594	$ 8,312
Portfolio turnover rate F	101% A	103%	95%	92%	11%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

1. Organization.

Fidelity Ultra-Short Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Ultra-Short Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

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3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations, commercial paper and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, premium on debt securities, market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 475,166
Gross unrealized depreciation	(3,494,499)
Net unrealized appreciation (depreciation) on securities and other investments	$ (3,019,333)

Tax cost	$ 282,109,201

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2014	$ (1,917,431)
2015	(518,690)
2016	(12,186,304)
2017	(97,397,499)
2018	(9,829,719)
2019	(3,765,717)
Total capital loss carryforward	$ (125,615,360)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days are subject to a redemption fee equal to .25% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $462 and a change in net unrealized appreciation (depreciation) of $16,374 related to its investment in futures contracts.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $51,725,730 and $33,789,240, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.15%	$ 12,092	$ 576
Class T	0%	.15%	3,790	-
			$ 15,882	$ 576

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A and Class T redemptions. The deferred sales charges range from, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,337
Class T	189
$ 1,526

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Ultra-Short Bond. FIIOC receives an asset-based fee of .10% of Ultra-Short Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 12,664.16
Class T	4,975.20
Ultra-Short Bond	117,233.10
Institutional Class	1,791.11
	$ 136,663

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $357 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $41.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net investment income
Class A	$ 14,369	$ 30,970
Class T	3,332	7,200
Ultra-Short Bond	450,022	894,223
Institutional Class	5,980	4,433
Total	$ 473,703	$ 936,826

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class A
Shares sold	1,232,564	1,065,924	$ 10,070,206	$ 8,721,384
Reinvestment of distributions	1,434	2,786	11,703	22,762
Shares redeemed	(706,216)	(1,799,361)	(5,764,937)	(14,718,442)
Net increase (decrease)	527,782	(730,651)	$ 4,316,972	$ (5,974,296)
Class T
Shares sold	269,515	231,971	$ 2,202,404	$ 1,901,011
Reinvestment of distributions	378	787	3,083	6,425
Shares redeemed	(302,820)	(300,216)	(2,473,475)	(2,455,991)
Net increase (decrease)	(32,927)	(67,458)	$ (267,988)	$ (548,555)

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11. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Ultra-Short Bond
Shares sold	7,977,692	10,075,512	$ 65,094,059	$ 82,446,504
Reinvestment of distributions	53,625	105,881	437,788	866,057
Shares redeemed	(6,157,106)	(10,269,460)	(50,306,824)	(84,068,521)
Net increase (decrease)	1,874,211	(88,067)	$ 15,225,023	$ (755,960)
Institutional Class
Shares sold	252,824	250,678	$ 2,067,785	$ 2,055,596
Reinvestment of distributions	508	412	4,145	3,373
Shares redeemed	(209,959)	(125,316)	(1,712,414)	(1,025,927)
Net increase (decrease)	43,373	125,774	$ 359,516	$ 1,033,042

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ultra-Short Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of the retail class and Class T of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class T show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Ultra-Short Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the third quartile for the one-year period and the fourth quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to improve the fund's disappointing performance relative to its peer group and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board noted that this fund had underperformed in the past and discussed with FMR its disappointment with the continued underperformance of the fund. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 28% means that 72% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Ultra-Short Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) limit the "class-level" transfer agent fee for the retail class to 10 basis points, and (iii) limit the total expenses for the retail class to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each class ranked below its competitive median for 2010.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ULB-USAN-0312
1.789738.108

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Income Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 23, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 23, 2012